UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No.  033-02625

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 29 ☑

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940File No.  811-4460

Post-Effective Amendment No. 125 ☑

(Check appropriate box or boxes.)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
(Name of Depositor)

1000 Chesterbrook Blvd., Berwyn, Pennsylvania 19312
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(302) 452-4000

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2007

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2007 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Modified Premium Variable Life Insurance Policy

Options

MODIFIED PREMIUM VARIABLE LIFE INSURANCE POLICY
ISSUED BY
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
Service Center:  300 Continental Drive, Newark, Delaware 19713
Corporate Headquarters: 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312
Telephone: (800) 688-5177

This Prospectus describes a modified premium variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company of America ("NLICA").  The Policy has an insurance component and an investment component.  The primary purposes of the Policy are to provide insurance coverage for the lifetime of the Insured and to lessen the economic loss resulting from the Insured's death.  The Policy provides the policyowner (the "Owner") with flexibility as to premium payments subject to certain required premiums and the ability to choose among investment alternatives with different investment objectives.

After certain deductions are made, Net Premiums are allocated to the Nationwide Provident VLI Separate Account 1 (the "Separate Account").  The Separate Account is divided into subaccounts (the "Subaccounts"), which invest in shares of a designated corresponding investment Portfolio that is part of one of the following mutual fund companies (the "Funds"):

The Alger American Fund
•	Alger American Small Capitalization Portfolio:
Class O Shares
Fidelity Variable Insurance Products ("VIP") Fund
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Growth Portfolio: Initial Class
•	VIP High Income Portfolio: Initial Class*
•	VIP Overseas Portfolio: Initial Class R†
Fidelity Variable Insurance Products (“VIP”) Fund II
•	VIP Asset Manager Portfolio: Initial Class
•	VIP Contrafund® Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class*
Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust)
•	AMT Short Duration Bond Portfolio: I Class* (formerly, AMT Limited Maturity Bond Portfolio: I Class*)
Nationwide Variable Insurance Trust (“NVIT”) (formerly, Gartmore Variable Insurance Trust ("GVIT"))
•	J.P. Morgan NVIT Balanced Fund: Class IV
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class IV (formerly, GVIT Small Cap Value Fund:
Class IV)
•	Nationwide Multi-Manager NVIT Small Company Fund: Class IV (formerly, GVIT Small Company Fund:
Class IV)
•	Nationwide NVIT Government Bond Fund: Class IV
•	Nationwide NVIT Growth Fund: Class IV
•	Nationwide NVIT Mid Cap Growth Fund: Class IV
•	Nationwide NVIT Money Market Fund: Class IV
•	NVIT Nationwide® Fund: Class IV
•	NVIT International Value Fund: Class III†
•	NVIT S&P 500 Index Fund: Class IV
•	Van Kampen NVIT Comstock Value Fund: Class IV*
Neuberger Berman Advisers Management Trust ("AMT")
•	AMT Partners Portfolio: I Class
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Class R†
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†
•	Worldwide Real Estate Fund: Class R†

Effective May 1, 2004, the following Portfolios are not available to receive transfers or new premium:

Fidelity VIP Fund
•	VIP Overseas Portfolio: Initial Class
Nationwide Variable Insurance Trust
•	NVIT International Value Fund: Class IV
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class
•	Worldwide Real Estate Fund: Initial Class

†These Portfolios assess a short-term trading fee.

*These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

The Owner bears the entire investment risk; there is no guaranteed minimum value.

The accompanying prospectuses for the Funds describe the investment objectives and the attendant risks of the Portfolios.  The Cash Value will reflect monthly deductions and certain other fees and charges.  Also, a surrender charge may be imposed if, during the first 9 Policy Years the Policy lapses.  Generally, the Policy will remain in force as long as the scheduled premium payments are made.  If the "Special Premium Payment Provision" is in effect, the Owner will not have to pay the scheduled premiums to keep the Policy in force.

The Owner should consider the Policy in conjunction with other insurance he or she owns.  It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.

This prospectus must be accompanied or preceded by current prospectuses for the Funds.  Please read this prospectus carefully and retain it for future reference.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.  The Policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the Policy or policy values.  Neither the Federal Deposit Insurance Corporation nor any Federal agency insures or guarantees policy values or an Owner's investment in the Policy.

You should read your Policy along with this prospectus.

Table of Contents
Page
Policy Benefits/Risks Summary	1
Policy Benefits	1
The Death Benefit
Transfers
Loan Privilege
Withdrawal of Excess Net Cash Value
Surrender of the Policy
Accelerated Death Benefit
Personalized Illustrations
Policy Risks	2
Investment Risk
Risk of Increase in Current Fees and Charges
Risk of Lapse
Tax Risks
Withdrawal and Surrender Risks
Loan Risks
Portfolio Risks	3
Fee Table	4
The Policy	7
The Company, Separate Account and Funds	8
Nationwide Life Insurance Company of America
The Separate Account
The Funds
Additional Information About the Funds and Portfolios
Addition, Deletion, or Substitution of Investments
Detailed Description of Policy Provisions	9
Death Benefit
Cash Value
Payment and Allocation of Premiums
Disruptive Trading
Transfers of Cash Value
Policy Duration
Options on Lapse
Exchange Privilege
Loan Privilege
Withdrawal of Excess Cash Value
Surrender Privilege
Charges and Deductions	19
Premium Expense Charge
Surrender Charges
Monthly Deductions
Mortality and Expense Risk Charge
Transfer Charge
Short-Term Trading Fees
Loan Interest Charge
Charge for Income Taxes
Guarantee of Certain Charges
Other Charges
Ownership and Beneficiary Rights	22
Modifying the Policy	23
Telephone, Fax, and E-Mail Requests	23
Split Dollar Arrangements	23
Dividends	24
Supplementary Benefits	24

Table of Contents (continued)
Page
Federal Income Tax Considerations	24
Introduction
Tax Status of the Policy
Tax Treatment of Policy Benefits
Special Rules for Pension and Profit-Sharing Plans
Special Rules for Section 403(b) Arrangements
Foreign Tax Credits
Business Uses of the Policy
Tax Shelter Regulations
Withholding
Other Tax Considerations
Possible Tax Law Changes
Alternative Minimum Tax
NLICA's Taxes Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers
Voting Rights	28
Distribution of Policies	28
Policy Pricing Information on Portfolio Payments
State Variations	30
Legal Proceedings	30
Financial Statements	31
Definitions	32
Appendix A – Calculation of Net Investment Factor and Cash Value of the Policy	34
Appendix B – Portfolio Information	35

POLICY BENEFITS/RISKS SUMMARY

The Policy is a modified premium variable life insurance policy.  The Policy is built around its Cash Value.  The Cash Value will increase or decrease depending on the investment performance of the Subaccounts, the premiums the Owner pays, the Policy fees and charges NLICA deducts, and the effect of any Policy transactions (such as transfers, withdrawal of excess Cash Value, and loans).  NLICA does not guarantee any minimum Cash Value.  The Owner could lose some or all of his or her money.

This summary describes the Policy's important benefits and risks.  The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail.  The Definitions at the end of the prospectus defines certain words and phrases used in this prospectus.

POLICY BENEFITS

The Death Benefit

As long as the Policy remains in force, NLICA will pay the Proceeds to the Beneficiary upon receipt of due proof of the death of the Insured.  The Proceeds will consist of the Policy's Death Benefit, plus any additional benefits provided by a supplementary benefit rider, less any outstanding Policy loan and accrued interest, less any unpaid Monthly Deductions.  So long as the required scheduled premiums are paid, the Death Benefit will not be less than the applicable Guaranteed Minimum Death Benefit.

The Death Benefit is the greatest of:

(1)	the applicable Guaranteed Minimum Death Benefit for the Policy;

(2)	the Face Amount of the Policy plus the amount by which the Cash Value on the date of death exceeds the appropriate Special Premium Payment Single Premium; or

(3)	the Cash Value on the date of death times the Death Benefit Factor for the Insured's sex (if applicable), Attained Age, and Premium Class.

There are two Death Benefit options under the Policy – the Basic Death Benefit Option and the Increasing Death Benefit Option.  (The Increasing Death Benefit Option is subject to certain availability restrictions.)  The applicable Guaranteed Minimum Death Benefit depends upon which Death Benefit the owner chooses.  Under each of the Death Benefit options, the Guaranteed Minimum Death Benefit is as follows:

Basic Death Benefit Option:	the Face Amount of the Policy;
Increasing Death Benefit Option:	the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLICA as of the date of death.

The Owner chooses at the time of application one of the two Death Benefit options.  NLICA will not issue the Policy until the Owner has elected a Death Benefit option.  If the Policy is issued with the Basic Death Benefit Option, the Owner may change to the Increasing Death Benefit Option only during the first Policy Year.  If the Increasing Death Benefit Option is chosen, the Owner may not change to the Basic Death Benefit Option.  A change in Death Benefit option may have tax consequences.

Transfers

The Owner may transfer Cash Value between and among the Subaccounts.  We charge $25 for the 5th and each additional transfer during a Policy Year.  Transfers between and among the Subaccounts are made as of the date NLICA receives the request.  NLICA requires a minimum amount of $100 for each such transfer.  (See "Transfers of Cash Value").  We may restrict the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

Loan Privilege

The Owner may obtain Policy loans in a minimum amount of $300 (or such lesser minimum as may be required in a particular state) but total Policy loans may not exceed (1) for Policy Years 1 through 3, 75% of the cash surrender value (Cash Value less any applicable Surrender Charge); and (2) for Policy Years 4 and thereafter, 90% of the cash surrender value.  For Policies issued to Virginia residents, the policy loan available in all years will be 90% of the cash surrender value.

At the time of the application for the Policy, the Owner must elect one of two Policy loan interest rate options – either a fixed 8% rate per year or variable rate which will not exceed the greater of 5½ % per year or the Corporate Monthly Bond Yield Average as published by Moody's Investors Service, Inc.

If interest is not paid when due, it will be added to the outstanding loan balance, beginning 23 days after the Policy Anniversary.  NLICA transfers Cash Value in an amount equal to the loan to NLICA's General Account where it becomes collateral for the loan.  The transfer is made pro-rata from each Subaccount.  This collateral earns interest at an effective annual rate of 1.5% less than the annual rate then being charged for loans.  (See "Loan Privilege.")

Depending upon the investment performance of the Subaccounts, and the amounts borrowed, loans may cause a Policy to Lapse.  Lapse of the Policy with outstanding loans may result in adverse tax consequences (see "Tax Treatment of Policy Benefits").

Withdrawal of Excess Net Cash Value

If the cash surrender value (Cash Value less any applicable Surrender Charge) of the Policy exceeds an amount called the Withdrawal Single Premium (which is the Attained Age net single premium for the Face Amount of the Policy) the Owner may be able to withdraw such excess Cash Value out of the Policy, subject to certain conditions.  A withdrawal will reduce the Death Benefit, but not below the Guaranteed Minimum Death Benefit.  (See "Withdrawal of Excess Cash Value," below.)  A withdrawal may have tax consequences.

Surrender of the Policy

The Owner may at any time surrender the Policy and receive the entire Net Cash Surrender Value.  (See "Surrender Privilege.")  A surrender may have tax consequences.

Accelerated Death Benefit

Under the Accelerated Death Benefit Rider, an Owner may receive, at his or her request and upon approval by NLICA, accelerated payment of part of the Policy's Death Benefit if the Insured develops a Terminal Illness or is permanently confined to a Nursing Care Facility.  NLICA will deduct an administrative charge from the accelerated death benefit at the time it is paid.  (See "Accelerated Death Benefit.") The Federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain.  The Owner should consult a tax adviser before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

Personalized Illustrations

Owners will receive personalized illustrations that reflect their own particular circumstances.  These illustrations may help Owners to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy.  They also may help Owners compare the Policy to other life insurance policies.  These illustrations also show the value of premiums accumulated with interest and demonstrate that the Cash Value may be low (compared to the premiums paid plus accumulated interest) if an Owner surrenders the Policy in the early Policy Years.  Therefore, an Owner should not purchase the Policy as a short-term investment.  The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Cash Value.

POLICY RISKS

Investment Risk

Because the Owner invests Cash Value in one or more Subaccounts, he or she will be subject to the risk that investment performance will be unfavorable and that the Cash Value will decrease.  In addition, NLICA deducts policy fees and charges from the Cash Value, which can significantly reduce the Cash Value.  During times of poor investment performance, this deduction will have an even greater impact on the Cash Value.  The Owner could lose everything he or she invests and the Policy could lapse without value, unless the Owner pays the scheduled premiums under the Policy.

Frequent trading in the Subaccounts may dilute the value of your Subaccount units, cause the Subaccount to incur higher transaction costs, and/or interfere with the Subaccount's ability to pursue its stated investment objective.  This disruption to the Subaccount trading may result in lower investment performance and cash value.  We have instituted procedures to minimize disruptive transfers, including, but not limited to, transfer restrictions and short-term trading fees.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

Risk of Increase in Current Fees and Charges

Certain fees and charges are currently assessed at less than their maximum levels.  NLICA may increase these current charges in the future up to the guaranteed maximum levels.  If fees and charges are increased, the Owner may need to increase the amount and/or frequency of premiums to keep the Policy in force.

Risk of Lapse

If the Owner does not pay a scheduled premium (after the first scheduled premium) by its due date, the Policy may enter a 61-day Grace Period, beginning from the payment due date.  If the Special Premium Payment Provision is not in effect and the Automatic Premium Loan provision is not operative, the failure to pay a scheduled premium by the expiration of the Grace Period will cause the Policy to lapse as of the date the unpaid scheduled premium was due.  The Policy generally will not lapse if: (1) scheduled premiums are paid on or before their due dates or within the Grace Period (even if the investment experience of the Subaccounts has been so unfavorable that there is no Cash Value); (2) the Special Premium Payment Provision is in effect (e.g., if the Cash Value exceeds a particular amount), so that the Owner is not required to pay scheduled premiums to keep the Policy in full force (see "Special Premium Payment Provision"); or (3) the Automatic Premium Loan provision is in effect, so that any scheduled premium that has not been paid by the end of the Grace Period will be paid by a Policy loan (see "Automatic Premium Loan").

Tax Risks

NLICA anticipates that a Policy should generally be deemed a life insurance contract under federal tax law.  However, due to limited guidance, there is some uncertainty about the application of the federal tax law to the Policy, particularly if the Owner of the Policy pays the full amount of premiums permitted under the Policy.  An Owner of a Policy issued after October 20, 1988 may, however, adopt certain self-imposed limitations on the amount of premiums paid for such a Policy which should cause the Policy to meet the definition of a life insurance contract.  Any Owner contemplating the adoption of such limitations should consult a tax adviser.  In addition, if the Owner elects the Accelerated Death Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear.  The Owner should consult a tax adviser about these consequences.

Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, a Policy Owner should not be deemed to be in constructive receipt of Cash Value under a Policy until there is a distribution from the Policy.  Moreover, Death Benefits payable under a Policy should be excludable from the gross income of the Beneficiary.  As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the Death Benefit, although other taxes, such as estate taxes, may apply.  (See "Federal Income Tax Considerations.")

Under certain circumstances, a Policy issued or materially changed after June 20, 1988 may be treated as a "Modified Endowment Contract."  If the Policy is a Modified Endowment Contract, then all pre-death distributions, including policy loans, will be treated first as a distribution of taxable income and then as a return of basis or investment in the Policy.  In addition, prior to age 59½ any such distributions generally will be subject to a 10% penalty tax.  (For further discussion of Modified Endowment Contracts, see "Tax Treatment of Policy Benefits.")

If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income.  Moreover, loans will generally not be treated as distributions.  Finally, neither distributions nor loans from a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax.  (See "Distributions from Policies Not Classified as Modified Endowment Contracts.")

Withdrawal and Surrender Risks

The Surrender Charge under the Policy applies for nine Policy Years after the Policy Date.  It is possible that the Owner will receive no Net Cash Surrender Value if the Policy is surrendered in the first few Policy Years.  A prospective Owner should purchase the Policy only if he or she as the financial ability to keep it in force for a substantial period of time.  A prospective Owner should not purchase the Policy if he or she intends to surrender all or part of the Cash Value in the near future.  NLICA designed the Policy to meet long-term financial goals.  The Policy is not suitable as a short-term investment.  A surrender or withdrawal of excess Cash Value may have tax consequences.

Loan Risks

A Policy loan, whether or not repaid, will affect Cash Value over time because NLICA subtracts the amount of the loan from the Subaccounts as collateral and holds it in NLICA's General Account.  This loan collateral does not participate in the investment performance of the Subaccounts.  NLICA reduces the amount it pays on the death of the Insured by the amount of any outstanding Policy loans and accrued interest.  A loan may have tax consequences.  In addition, if a Policy which is not a Modified Endowment Contract is surrendered or lapses while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount received and taxed accordingly.

PORTFOLIO RISKS

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus.  Please refer to the Portfolios' prospectuses for more information.  There is no assurance that any Portfolio will achieve its stated investment objective.

FEE TABLE

The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Policy.  The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Policy, surrenders the Policy, or transfers Cash Value among the Subaccounts.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Maximum Charge Imposed on Premiums (Premium Expense Charge):
Premium Tax Charge[1]	Upon receipt of each premium payment	0-4% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge), depending on the Insured's state of residence	2.50% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge)
Sales Charge	Upon receipt of each premium payment	5.00% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge)	5.00% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge)
Premium Processing Charge	Upon receipt of each premium payment	$1.00 from each premium payment	$1.00 from each premium payment
Maximum Deferred Surrender Charge:
Contingent Deferred Sales Charge[2]	Upon surrender or lapse during the first 9 Policy Years
During Policy Year 5, 9.00% of the lesser of: (1) the total premiums paid, less premium processing charges, to the date of surrender or lapse; or (2) the scheduled Base Premiums payable up to such date (or would have been payable up to such date if the Special Premium Payment Provision has been in effect)

During Policy Year 5, 9.00% of the lesser of: (1) the total premiums paid, less premium processing charges, to the date of surrender or lapse; or (2) the scheduled Base Premiums payable up to such date (or would have been payable up to such date if the Special Premium Payment Provision has been in effect)

Contingent Deferred Administrative Charge[3]	Upon surrender or lapse during the first 9 Policy Years	During Policy Years 1-5, $5.00 per $1,000 of Face Amount	During Policy Years 1-5, $5.00 per $1,000 of Face Amount
Short-Term Trading Fee[4]	Upon transfer of Subaccount value out of a Subaccount within 60 days after allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount
Transfer Fees[5]	Upon Transfer	$25 per transfer	$25 per transfer
Accelerated Death Rider	Upon surrender or lapse during the first 9 Policy Years	$250	$100

1 NLICA does not deduct a premium tax charge in jurisdictions that impose no premium tax.

2 Beginning in the 6th Policy Year, the Contingent Deferred Sales Charge decreases each Policy Year to 0% after the 9th Policy Year.

3 Beginning in the 6th Policy Year, the Contingent Deferred Administrative Charge decreases each Policy Year to $0 after the 9th Policy Year.

4 The Short-Term Trading Fee is only assessed in connection with those Portfolios that assess a redemption fee to the Variable Account (refer to the end of the Fee Table for a complete list of Portfolios that assess redemption fees).

5 We do not assess a transfer charge for the first 4 transfers each Policy Year.

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance:[1] Minimum and Maximum Charge	On Policy Date and monthly on Policy Processing Day	$0.06 - $458.71 per $1,000 of Net Amount at Risk per month	$0.05 - $121.67 per $1,000 of Net amount at Risk per month
Charge for a male Insured, Attained Age 45, in the nonsmoker Premium Class	On Policy Date and monthly on Policy Processing Day	$0.28 per $1,000 of Net Amount at Risk per month	$0.25 per $1,000 of Net Amount at Risk per month
First Year Policy Charge[2]	On Policy Date and monthly on Policy Processing Day	$5.00	$5.00
Monthly Administration Charge	On Policy Date and monthly on Policy Processing Day	$3.25 plus $0.015 per $1,000 of Face Amount	$3.25 plus $0.015 per $1,000 of Face Amount
Minimum Death Benefit Guarantee Charge[3]	On Policy Date and monthly on Policy Processing Day	$0.01 per $1,000 of the Guaranteed Minimum Death Benefit	$0.01 per $1,000 of the Guaranteed Minimum Death Benefit
Mortality and Expense Risk Charge	Daily	Annual rate 0.60% of the average daily net assets of each Subaccount in which the Owner is invested	Annual rate 0.60% of the average daily net assets of each Subaccount in which the Owner is invested
Loan Interest Charge[4]	On Policy Anniversary or earlier, as applicable[5]	Fixed annual rate of 8.00% or a variable loan interest rate equal to the greater of 5.50% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates	Fixed annual rate of 8.00% or a variable loan interest rate equal to the greater of $5.50 or the Moody's Corporate Bond Yield Average-Monthly Average Corporates

1 Cost of Insurance Charges vary based on the Insured's Attained Age, sex, Premium Class, and Net Amount at Risk.  The Cost of Insurance Charges shown in the table may not be typical of the charges the Owner will pay.  The Policy's specifications page will indicate the guaranteed Cost of Insurance Charge applicable to the Policy, and more detailed information concerning the Owner's Cost of Insurance Charges is available on request from the Service Center.  Also, before the Owner purchases the Policy, NLICA will provide the Owner with personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, scheduled premiums, and riders requested.

2 NLICA only deducts the First Year Policy Charge on the first 12 Policy Processing Days.

3 For a Policy with a Guaranteed Minimum Death Benefit of $50,000, the Minimum Death Benefit Guarantee Charge is $0.50 per month.
4 The maximum guaranteed net cost of loans is 1.50% annually (after offsetting the interest NLICA guarantees it will credit on loaned amounts, which is equal to an annual rate of 1.50% below the 8.00% fixed interest rate or variable loan interest rate).
5 While a policy loan is outstanding, loan interest is payable in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, lapse, surrender, policy termination, or the Insured's death.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Optional Charges[1]
Accidental Death Benefit Rider: Minimum and Maximum Charge	Payable with the scheduled premium payment If the Special Premium Payment Provision is in effect, on the Policy Processing Day a scheduled premium otherwise would be due
Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.80 - $3.60 per $1,000 of rider coverage amount

Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.80 - $3.60 per $1,000 of rider coverage amount

Charge for an Insured, Issue Age 32, assuming monthly scheduled premium payments and the Special Premium Payment Provision is not in effect	Payable with the scheduled premium payment	$0.91 per $1,000 of rider coverage amount added to each scheduled premium payment	$0.91 per $1,000 of rider coverage amount added to each scheduled premium payment
Disability Waiver of Premium Benefit Rider: Minimum and Maximum Charge	Payable with the scheduled premium payment If the Special Premium Payment Provision is in effect, on the Policy Processing Day a scheduled premium otherwise would be due
Annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount

Annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount

Charge for an Insured, Issue Age 34, assuming monthly scheduled premium payments and the Special Premium Payment Provision is not in effect	Payable with the scheduled premium payment	Annual rate of $0.03 per $1,000 of Face Amount added to each scheduled premium payment	Annual rate of $0.03 per $1,000 of Face Amount added to each scheduled premium payment
Guaranteed Purchase Option Rider: Minimum and Maximum Charge	Payable with the scheduled premium payment If the Special Premium Payment Provision is in effect, on the Policy Processing Day a scheduled premium otherwise would be due
Annual rate of $0.68 - $2.60 per $1,000 of rider coverage amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.63 - $2.40 per $1,000 of rider coverage amount

Annual rate of $0.68 - $2.60 per $1,000 of rider coverage amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.63 - $2.40 per $1,000 of rider coverage amount

1 Charges for the Accidental Death Benefit, Disability Waiver of Premium Benefit, and Guaranteed Purchase Option Riders may vary based on the Insured's Issue Age, Premium Class, premium mode, Face Amount, and rider coverage amount.  The rider charges shown in the table may not be typical of the charges the Owner will pay.  The Policy's specifications page will indicate the rider charges applicable to the Owner's Policy, and more detailed information concerning these rider charges is available on request from the Service Center.  Also, before the Owner purchases the Policy, NLICA will provide personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, scheduled premiums, and riders requested.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Charge for an Insured, Issue Age 0 assuming monthly scheduled premium payments, the Special Premium Payment Provision is not in effect and the Policy has the Disability Waiver of Premium Rider	Payable with the scheduled premium payment	$0.06 per $1,000 of rider coverage amount per month	$0.06 per $1,000 of rider coverage amount per month

The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses, as of December 31, 2006, that an Owner will pay periodically during the time that he or she owns the Policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

	Minimum		Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average Portfolio assets)	0.33%	–	1.47%

The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios.  Therefore, actual expenses could be lower.  Refer to the Portfolio prospectuses for specific expense information.

The following Portfolios assess a Short-Term Trading Fee in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to that Subaccount (see "Short-Term Trading Fees"):

Fidelity VIP Fund – VIP Overseas Portfolio: Initial Class R
NVIT – NVIT International Value Fund: Class III
Van Eck Worldwide Insurance Trust – Worldwide Bond Fund: Class R
Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund: Class R
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund: Class R
Van Eck Worldwide Insurance Trust – Worldwide Real Estate Fund: Class R

THE POLICY

The Modified Premium Variable Life Insurance Policy offered by this prospectus is issued by NLICA.  The Policy is similar in many ways to a fixed benefit life insurance policy.  As with a fixed-benefit life insurance policy, the Owner of a Policy makes premium payments in return for insurance coverage on the person insured.  Also, like many fixed-benefit life insurance policies, the Policy will not lapse if scheduled premiums are paid and the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value which is payable if the Policy is surrendered during the Insured's lifetime.  As with many fixed-benefit life insurance policies, the Net Cash Surrender Value during the early Policy Years is likely to be substantially lower than the aggregate premium payments made.

However, the Policy differs from a fixed-benefit life insurance policy in several important respects.  Unlike a fixed-benefit life insurance policy, under the Policy, the Death Benefit may and the Cash Value will increase or decrease to reflect the investment performance of any Subaccounts to which Cash Value is allocated.  There is no guaranteed minimum Net Cash Surrender Value.  If scheduled premium payments are not made, then, after a Grace Period, the Policy will lapse without value.  (See "Policy Duration.")  However, if the "Special Premium Payment Provision" is in effect, the Owner will not be required to pay scheduled premiums to keep the Policy in full force.  Generally, this provision will take effect when the Cash Value exceeds a particular amount.  (See "Special Premium Payment Provision.")  If a Policy lapses while loans are outstanding, certain amounts may become subject to income tax.  (See "Federal Income Tax Considerations.")

The Policy is called "modified premium" because while there is a fixed schedule for premium payments, the Owner may, subject to certain restrictions, make additional unscheduled payments.

The Policy is designed to provide lifetime insurance benefits and long-term investment of Cash Value.  A prospective Owner should evaluate the Policy in conjunction with other insurance coverage that he or she may have, as well as their need for insurance and the Policy's long-term investment potential.  It may not be advantageous to replace existing insurance coverage with the Policy.  In particular, replacement should carefully be considered if the decision to replace existing coverage is based solely on a comparison of policy illustrations.

This Policy is issued for Insureds with Issue Ages 0-85.  The minimum Face Amount is $50,000.

NLICA offers other variable life insurance policies that have different Death Benefits, policy features, and optional programs.  However, these other policies also have different charges that would affect the Owner's Subaccount performance and Cash Value.  To obtain more information about these other policies, contact NLICA's Service Center or the Owner's agent.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

THE COMPANY, SEPARATE ACCOUNT AND FUNDS

Nationwide Life Insurance Company of America

NLICA is a stock life insurance company.  NLICA is located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312.  NLICA's Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

The Separate Account

The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under the Policies as well as other variable life insurance policies NLICA may issue.

The assets of the Separate Account are owned by NLICA.  However, these assets are held separate from other assets and are not part of NLICA's General Account.  NLICA is obligated to pay all benefits under the Policies.  The portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account are not chargeable with liabilities arising out of any other business that NLICA may conduct.  NLICA may transfer to its General Account any assets of the Separate Account that exceed the reserves and Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Cash Value allocated to the Separate Account under the Policies).  The income, gains and losses, realized or unrealized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of NLICA.  NLICA may accumulate in the Separate Account the accrued charges for mortality and expense risks and investment results attributable to assets representing such charges.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust type of investment company.  Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC.  The Separate Account meets the definition of a "Separate Account" under federal securities laws.  The Separate Account has Subaccounts which each invest exclusively in Portfolios of one of the Funds.NLICA reserves the right to make structural and operational changes affecting the Separate Account.  (See "Addition, Deletion, or Substitution of Investments.")

NLICA does not guarantee any money that the Owner places in the Subaccounts.  The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio.  The Owner could lose some or all of his or her money.

The Funds

Each of the Funds offered in this Policy is registered with the SEC under the 1940 Act as an open-end management investment company.  The SEC does not, however, supervise the management or the investment practices and policies of the Funds or their Portfolios.  The assets of each Portfolio are separate from the assets of other portfolios of that Fund and each Portfolio has separate investment objectives and policies.  Some of the Funds may, in the future, create additional Portfolios.  The investment experience of each Subaccount depends on the investment performance of its corresponding Portfolio.  For more detail about each Portfolio, refer to each Portfolio's prospectus and/or "Appendix B: Portfolio Information" later in this prospectus.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios.  There can be no assurance, and NLICA makes no representation, that the investment performance of any of the Portfolios available under the Policy will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment adviser or manager, the same investment objectives and policies, and a very similar name.

Additional Information About the Funds and Portfolios

No one can assure that any Portfolio will achieve its stated objectives and policies.

More detailed information concerning the investment objectives, policies and restrictions of the Portfolios, the expenses of the Portfolios, the risks attendant to investing in the Portfolios and other aspects of the Funds' operations can be found in the current prospectus for each Fund and the current Statement of Additional Information for the Funds.  The Funds' prospectuses should be read carefully and kept for future reference before any decision is made concerning the allocation of Net Premium or transfers of Cash Value among the Subaccounts.

NLICA (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies.  The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by NLICA.  These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay NLICA or an affiliate more than others.  NLICA also may receive 12b-1 fees.

Addition, Deletion, or Substitution of Investments

Where permitted by applicable law, NLICA reserves the right to make certain changes to the structure and operation of the Separate Account without the Owner's consent, including, among others, the right to:

1.	Remove, combine, or add Subaccounts and make the new Subaccounts available to the Owner at NLICA's discretion;

2.	Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at NLICA's discretion;

3.	Substitute or close Subaccounts to allocations of premiums or Cash Value, or both, and to existing investments or the investment of future premiums, or both, at any time in NLICA's discretion;

4.	Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

5.	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

6.	Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7.	Modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.

The particular Portfolios available under the Policies may change from time to time.  Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment.  New Portfolios or new share classes of currently available Portfolios may be added.  Policy Owners will receive notice of any such changes that affect their Policy.  Additionally, not all of the Portfolios are available in every state.

The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.  NLICA will not make any such changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments.  NLICA will notify the Owner of any changes.

DETAILED DESCRIPTION OF POLICY PROVISIONS

Death Benefit

General.  As long as the Policy remains in force, the Proceeds of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the Beneficiary in accordance with the designated Death Benefit option.  The Proceeds will be determined as of the date of the Insured's death and will be equal to:

1.	the Death Benefit; plus

2.	any additional benefits due under a supplementary benefit rider attached to the Policy; minus

3.	any loan and accrued loan interest on the Policy; minus

4.	any overdue deductions if the death of the Insured occurs during the Grace Period.

The Proceeds may be paid in cash or under one of the Settlement Options set forth in the Policy.

Death Benefit Options.  The Policy provides two Death Benefit options.

Under the Basic Death Benefit Option, the Death Benefit is equal to the greatest of: (1) the Face Amount of the Policy; (2) the Face Amount of the Policy plus the amount by which the Cash Value of the Policy on the date of death exceeds the appropriate 7½% Special Premium Payment Single Premium; or (3) the Cash Value of the Policy on the date of death times the Death Benefit Factor shown in the Policy for the Insured's sex (if applicable), Attained Age and Premium Class.

Under the Increasing Death Benefit Option, the Death Benefit is equal to the greatest of: (1) the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLICA as of the date of death; (2) the Face Amount of the Policy plus the amount by which the Cash Value of the Policy on the date of death exceeds the appropriate 7½% Special Premium Payment Single Premium; or (3) the Cash Value of the Policy on the date of death times the Death Benefit Factor shown in the Policy for the Insured's sex (if applicable), Attained Age and Premium Class.

The Death Benefit is increased by the portion of any scheduled premium payment which applies to a period of time beyond the date of death.  The amount payable is reduced by any policy loans and accrued interest and, if the Insured dies during the Grace Period, by that part of any required but unpaid scheduled premium which applies to a period prior to the date of death.  The amount remaining after these adjustments is the Proceeds at death paid to the Beneficiary at the Insured's death.

Availability of Death Benefit Options.  The Death Benefit option is chosen by the Owner at the time of application for the Policy.  If the Policy is issued with the Basic Death Benefit, the Owner may change to the Increasing Death Benefit only during the first Policy Year.  Once the Increasing Death Benefit has been chosen, the Owner may not subsequently change to the Basic Death Benefit.  Changing the Death Benefit option may result in a change in Face Amount, and may have adverse tax consequences.  A tax adviser should be consulted before changing the Death Benefit option.

The Guaranteed Minimum.  As long as required scheduled premiums are paid, the Death Benefit is guaranteed never to be less than the applicable Guaranteed Minimum Death Benefit for the Policy.  For a Policy with the Basic Death Benefit, the Guaranteed Minimum Death Benefit is equal to the Face Amount of the Policy.  For a Policy with the Increasing Death Benefit, the Guaranteed Minimum Death Benefit is equal to the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLICA as of the date of death.

How the Death Benefit May Vary.  For purposes of determining the Cost of Insurance Charge, the Death Benefit is determined on each Policy Processing Day based on the Cash Value of the Policy (see "How the Cash Value May Vary," below).  The Death Benefit will be adjusted to the date of death.  The Death Benefit and the Proceeds payable at the Insured's death, therefore, depend on the Cash Value of the Policy when the Insured dies.  Favorable investment experience and premium payments in excess of scheduled premiums may result in an increase in the Death Benefit.  Unfavorable investment experience may result in decreases in the Death Benefit, but never less than the Face Amount of the Policy.  The Death Benefit will also vary depending upon whether the Basic Death Benefit or the Increasing Death Benefit applies.

Accelerated Death Benefit.  Under the Accelerated Death Benefit Rider, the Owner may receive an accelerated payment of part of the Policy's Death Benefit when:  (1) the Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months; or (2) the Insured has been confined to a Nursing Care Facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no additional charge for this rider.  However an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.  The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain.  The Owner should consult a tax adviser before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

Cash Value

The Cash Value is not guaranteed.  Unless there is an outstanding policy loan, the total Cash Value of the Policy at any time is the sum of the Cash Values of the Subaccounts.  If there is an outstanding loan, the total Cash Value equals the Cash Value in the General Account attributable to the loan plus the Cash Values of the Separate Account.

As described below, the Cash Value of each Subaccount may increase or decrease daily depending on the investment experience of the Subaccounts, the deduction of charges from the Cash Value, and any other transactions (e.g., transfers, withdrawals, and loans).  Although the Policy offers the possibility of Cash Value appreciation, there is no assurance that such will occur.  It is also possible, due to poor investment experience, for the Cash Value to decline to zero.  NLICA does not guarantee a minimum Cash Value.  Therefore, the Owner bears all the investment risk on the Cash Value.

How the Cash Value May Vary.  The Cash Value of each Subaccount on the Policy Date is the portion of the Net Premium allocated to that Subaccount reduced by the portion of the Monthly Deduction on the first Policy Processing Day allocated to that Subaccount.  Thereafter, the Cash Value of each Subaccount changes on each Valuation Day.

The Cash Value of each Subaccount reflects a number of factors, including the investment performance of the Portfolio, the receipt of scheduled and unscheduled premium payments, transfers from and to other Subaccounts, transfers to and from the General Account for a policy loan and repayment, any withdrawal of excess Cash Value, the Monthly Deductions from Cash Value, and the daily charges against the Subaccounts.  For a Policy having the Increasing Death Benefit where unscheduled premiums are paid, the Cash Value may be slightly lower than that of the same Policy having the Basic Death Benefit.

Net Investment Factor.  Each Subaccount has its own net investment factor.  The net investment factor measures the investment performance of a Subaccount from one Valuation Day to the next.  The factor increases to reflect investment income and capital gains, realized and unrealized, for the securities of the underlying Portfolio.  The factor decreases to reflect any capital losses, realized and unrealized, for the securities of the underlying Portfolio.

The asset charge for mortality and expense risks is deducted in determining the applicable net investment factor.

A description of how the net investment factor is determined and how it is reflected in the Cash Value of the Policy is set forth in Appendix A on Page 34.

Payment and Allocation of Premiums

Scheduled Premiums.  Scheduled premiums are payable during the Insured's lifetime on an annual basis or, if elected, more frequently.  If the Owner submits a premium payment to his or her agent, NLICA will not begin processing the premium until NLICA receives it from the agent's broker-dealer.  The scheduled premium is a level amount that does not change until the Premium Change Date (see "Premium Change Date").  If all required scheduled premiums are paid when due, the Policy will not lapse, even if adverse investment experience results in no Cash Value.  If the Special Premium Payment Provision is in effect, scheduled premiums do not have to be paid for the Policy to stay in full force.  (See "Special Premium Payment Provision".)  If that provision is not in effect, scheduled premiums must be paid to keep the Policy in full force.  (See "Grace Period for Payment of Scheduled Premiums.")

Amount of Scheduled Premiums.  The amount of scheduled premiums depends on the Face Amount of the Policy, the age of the Insured, the Insured's sex and Premium Class and the frequency of premium payments.  The amount of scheduled premiums payable on Policies issued in states which require "unisex" policies (currently Montana) or in conjunction with employee benefit plans depends on all of the preceding factors except for the sex of the Insured.

For purposes of calculating premium rates, there are three groupings or "bands" of Face Amount.  Each band has a different set of premium rates per $1,000 of Face Amount.  The bands are: $50,000 - 99,999; $100,000 - 249,999; $250,000 and over.  Generally, the premium rates per $1,000 of Face Amount will be lower for Policies in a higher Face Amount band.  Premiums generally are higher for Policies issued for older Insureds.  Premiums also are generally higher for male Insureds than comparable female Insureds.  The Premium Classes available are Standard, Non-Smoker, Non-Smoker with Extra-Premium and Extra-Premium.  Lower premiums are charged to non-smokers who are at least 22 years of age (21 years of age for Policies issued to residents of Texas).  Since there is no Non-Smoker class for Insureds under the age of 22, shortly before an Insured attains age 22, NLICA may notify the Insured about possible classification as a Non-Smoker.  If the Insured does not qualify for the Non-Smoker class or does not respond to the notification, the Insured's Premium Class will remain Standard and the monthly deduction for cost of insurance will be based on Smoker mortality tables (see "Cost of Insurance").  If the Insured does respond to the notification and qualifies as a Non-Smoker, the scheduled premium for the Policy will be reduced and the monthly deduction for cost of insurance will be based on Non-Smoker mortality tables.  Additional premiums are charged for a Policy with an extra-premium class and for any supplementary insurance benefits.  In certain situations, such as term conversions, where less than normal underwriting expenses are incurred, NLICA may allow a credit toward the first scheduled premium.

Representative annual Base Premium amounts payable from the Policy Date until the Premium Change Date for Non-Smoker and Standard Premium Classes are shown in the following table:

	$50,000 Face Amount		$100,000 Face Amount
	Non-Smoker	Standard	Non-Smoker	Standard
Male, Issue Age 25	395.50	503.50	765.00	982.00
Female, Issue Age 35	508.50	594.00	991.00	1,163.00
Male, Issue Age 45	905.00	1,216.00	1,783.00	2,405.00
Female, Issue Age 55	1,236.50	1,442.00	2,445.00	2,856.00

Premiums are payable on an annual, semi-annual or quarterly basis.  Premiums are payable monthly under the Automatic Payment Plan where the Owner authorizes NLICA to withdraw premiums from the Owner's checking account each month.  If premiums are payable under the Automatic Payment Plan and such plan is terminated, the premium payment frequency will be changed to quarterly.  The Owner may make deposits into a Premium Deposit Fund Account (PDF Account).  If the Owner has a PDF Account, NLICA will automatically apply the amount in such account toward payment of the scheduled premium due on the premium due date.  Any amounts held in a PDF Account earn interest at a fixed rate which will be declared by NLICA from time to time.

If scheduled premiums are paid more often than annually, the aggregate yearly premium will be higher.  Although it is not guaranteed that Owners who pay premiums annually and those who pay more frequently than annually will achieve the same Cash Values, the higher premium for those who pay premiums more frequently is intended to decrease the likelihood that the Cash Values for such Owners will be significantly different than those of annual payors.

Since NLICA deducts a premium processing charge of $1.00 from each premium payment, Policies for which premiums are paid more frequently than annually will incur higher aggregate premium processing charges than Policies with premiums paid annually (see "Premium Processing Charge").

The following table compares annual and monthly premiums for Insureds who are in the Non-Smoker Premium Class.  Note that in these examples the sum of 12 monthly premiums for a particular Policy is approximately 106% of the annual premium for the Policy.

	$50,000 Face Amount		$100,000 Face Amount
	Monthly	Annual	Monthly	Annual
Male, Issue Age 25	34.80	395.50	67.32	765.00
Female, Issue Age 35	44.75	508.50	87.21	991.00
Male, Issue Age 45	79.64	905.00	156.90	1,783.00
Female, Issue Age 55	108.81	1,236.50	215.16	2,445.00

Unscheduled Premiums.  The Owner may make unscheduled premium payments at any time, subject to certain minimum and maximum limitations.  The minimum unscheduled premium payment is $25.  The maximum unscheduled premium which NLICA will accept in any Policy Year, without prior approval, is a multiple of the scheduled annual Base Premium, based on the Attained Age of the Insured, as shown in the following table.

Attained Age	Multiple of Scheduled Base Premium
0-59	10
60-65	8
66-70	6
71-75	5
76-80	4
81-85	3
86+	2

The Owner may plan to pay on a regular basis a premium amount in excess of the scheduled premium.  NLICA will show this additional amount as payable on the premium notice.  However, only the required scheduled premium shown on such notice must be paid to keep the Policy in full force.

The Cash Value of the Policy will immediately increase as of the date an unscheduled premium payment is received.  This will increase the likelihood that the Special Premium Payment Provision will go into effect earlier than it otherwise would.  If unscheduled premium payments are made, the Special Premium Payment Provision may go into effect slightly later for a Policy with the Increasing Death Benefit than it would for the same Policy with the Basic Death Benefit.  Of course, the Cash Value may subsequently increase or decrease depending upon the investment experience of the Subaccounts to which the net unscheduled premium is allocated.  Depending upon the circumstances, the Death Benefit may or may not increase when an unscheduled premium payment is received.  If the Special Premium Payment Provision has been in effect and scheduled premiums have been skipped, then payment of unscheduled premiums increases the total premiums paid and therefore can increase the amount of the Surrender Charge.

Premium Change Date.  Each Policy sets forth a scheduled premium amount payable on the Policy Date and on each subsequent premium due date until the Premium Change Date.  Each Policy also sets forth a higher premium amount payable on and after the Premium Change Date.  The Premium Change Date is the Policy Anniversary nearest the Insured's Attained Age 70 or the 15th Policy Year, if later.  Because of the premium change feature, the scheduled premiums payable before the Premium Change Date are lower than would otherwise be available and NLICA is able to provide a Guaranteed Minimum Death Benefit, as long as scheduled premiums are paid when due.

The higher premium amount specified in the Policy which is payable beginning on the Premium Change Date is based on the following assumptions:

1.	no unscheduled premium payments are made;

2.	maximum Cost of Insurance Charges are deducted in all Policy Years; and

3.	the net rate of return for the chosen Subaccount is 4½%.

Two months prior to the Premium Change Date, NLICA will recompute the scheduled premium amount payable on and after such date, assuming all scheduled premiums due before the Premium Change Date are paid.  If the Owner has made unscheduled premium payments, if the Cost of Insurance Charges deducted are less than the maximum charges, if the chosen Subaccount has a net rate of return greater than 4½%, or if any appropriate combination of these factors occurs, the amount of scheduled premiums payable on and after the Premium Change Date will usually be less than the premium amount payable on and after such date as shown in the Policy; in no event will the premium be greater than that shown in the Policy.  If unscheduled premium payments are made, for a Policy with the Increasing Death Benefit, the premium payable on and after the Premium Change Date may be slightly higher than it would be for the same Policy with the Basic Death Benefit.

Special Premium Payment Provision.  If the "Special Premium Payment Provision" is in effect, the Owner will not be required to pay scheduled premiums to keep the Policy in full force.  Generally, this provision will take effect when the Cash Value exceeds a particular amount as described in more detail below.

The Special Premium Payment Provision operates on an annual basis.  NLICA will notify the Owner if this provision goes into effect and each year that it stays in effect.  To determine whether this provision will take effect for a Policy Year, NLICA will calculate whether the Cash Value on the Policy Processing Day 2 months before each Policy Anniversary, plus any scheduled but unpaid premiums due before the Policy Anniversary, exceeds an amount called the Special Premium Payment Single Premium.  This is an amount which if paid as one sum, and given certain assumptions, which are described in the following paragraph, would be sufficient to purchase a single premium life insurance policy at the Insured's Attained Age with a face amount equal to the Policy's Face Amount.  If the Cash Value exceeds this amount and if the required scheduled premiums due before the Policy Anniversary are paid, then the Special Premium Payment Provision goes into effect on that Policy Anniversary and remains in effect for one year.  The Policy will remain in force for that year, regardless of whether the Owner makes premium payments or the Cash Value remains greater than the Special Premium Payment Single Premium (the "SPPSP").  If any premium payments are paid while the Special Premium Payment Provision is in effect, they will be considered unscheduled premium payments.  Therefore, any premiums for supplemental benefits and extra-premium class will not be deducted from such premium payments.  Instead, while the Special Premium Payment Provision is in effect, a portion of the premiums for supplemental benefits and extra-premium class will be deducted from the Cash Value at the premium frequency in effect (see "Supplementary Benefit Charge").

The assumptions on which the SPPSP is based are:

1.	Current cost of insurance rates;

2.	Expense charges described herein;

3.	A Death Benefit equal to the applicable Guaranteed Minimum Death Benefit for the Policy;

4.	An amount sufficient to cover the cost of any supplementary benefits and extra-premium class; and

5.	An assumed interest rate.

The assumed interest rate is 7.5% if the Special Premium Payment Provision was not in effect for the prior Policy Year, and is 9% if the provision was in effect for the prior Policy Year.  Since the 7.5% assumed interest rate results in a higher SPPSP than when the 9% assumed interest rate is used, it is possible for the provision to stay in effect when the factors affecting Cash Value are less favorable than necessary initially to trigger the provision.

Since the effectiveness of the Special Premium Payment Provision depends on the amount of Cash Value, it depends upon all the factors that affect Cash Value, such as the investment experience, the amount and frequency of unscheduled premium payments, and the level of actual cost of insurance and other charges.  Greater investment performance, payment of unscheduled premiums, and lower cost of insurance and other charges will each tend to increase the likelihood that the provision will go into effect.  The provision also depends on the relationship between the Cash Value and the SPPSP, and the SPPSP increases with the Insured's Attained Age.  Therefore, for older Insureds the Cash Value must be correspondingly higher to trigger this provision.

The time that the Special Premium Payment Provision goes into effect may also depend upon whether the Policy has the Basic or Increasing Death Benefit Option.  Assuming that unscheduled premium payments have been made, for a Policy with the Increasing Death Benefit, the Cash Value may be slightly lower and the SPPSP higher than for the same Policy with the Basic Death Benefit.  Therefore, where unscheduled premium payments have been made, the Special Premium Payment Provision may go into effect later for a Policy with the Increasing Death Benefit than it would for the same Policy with the Basic Death Benefit.

For Policies issued to residents of New York State, the determination of whether the Special Premium Payment Provision will take effect is based on whether the Cash Value exceeds the greater of the SPPSP and the Special Premium Payment Tabular Value (the SPPTV).

For a Policy with the Basic Death Benefit, the SPPTV is calculated like the Cash Value of the Policy except that it is based on the following assumptions:

1.	Guaranteed (maximum) cost of insurance rates;

2.	Expense charges described herein;

3.	A net investment return of 4½%;

4.	Payment of all scheduled premiums when due; and

5.	No unscheduled premium payments or policy loans.

Because these assumptions are more conservative than the assumptions used to calculate the SPPSP, for New York Policies it is somewhat less likely, under certain circumstances, that the Special Premium Payment Provision will go into effect as early as it will for other Policies and New York Policies may require a higher net rate of return in order for the Special Premium Payment Provision to remain in effect for a subsequent year.

Automatic Premium Loan.  The Owner may elect the Automatic Premium Loan (APL) provision in the Application for the Policy or by written request after the Policy is issued.  The APL provision will be operative only when premiums are payable other than monthly.  If the APL provision is operative, any scheduled premium which has not been paid by the end of the Grace Period will be paid by a policy loan within 7 days after the end of such Grace Period, provided the Policy has sufficient loan value and the Special Premium Payment Provision is not in effect.  The interest rate charged under the APL provision is the same as that charged for any other Policy loan.  (See "Loan Privilege.")

Premium Limitations.  The Code provides for exclusion of the Death Benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits.  In no event can the total of all premiums paid under a Policy exceed such limits.  NLICA has established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits.  If a premium is paid which would result in total premiums exceeding such limits, NLICA will accept only that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy.  NLICA will notify the Owner of available options with regard to the excess premium.  If a satisfactory arrangement is not made, NLICA will refund this excess to the Owner.  If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's Death Benefit over the Policy's cash surrender value (Cash Value less any applicable Surrender Charge) should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the Death Benefit at any time.  As a result, any Policy changes which affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations.  To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, NLICA will not effect such change.  (See "Federal Income Tax Considerations.")  NLICA reserves the right to require satisfactory Evidence of Insurability before accepting a premium payment that would increase the Net Amount at Risk.

Refund of Excess Premium for Modified Endowment Contracts.  At the time a premium is credited which would cause the Policy to become a Modified Endowment Contract ("MEC"), NLICA will notify the Owner that the Policy will become a MEC unless the Owner requests a refund of the excess premium within 30 days after receiving the notice.  If the Owner requests a refund, NLICA will deduct the Cash Value attributable to the excess premium (including any interest or earnings on the excess premium) from the Subaccounts in the same proportion as the premium was initially allocated to the Subaccounts.  The excess premium paid (including any interest or earnings on the excess premium) will be returned to the Owner.  For more information on MECs, see "Federal Income Tax Considerations."

Allocation of Net Premiums.  In the Application for the Policy, the Applicant elects to have net scheduled premiums (scheduled Base Premiums less 7½% for sales charge and state premium tax charge, see "Premium Expense Charge,") allocated to one or more Subaccounts.  No less than 5% of a Net Premium may be allocated to any chosen Subaccount.  The allocation percentages for the chosen Subaccounts must be in whole numbers.  This initial allocation will remain in effect until changed by written notification to NLICA.

The allocation percentages in effect for net scheduled premiums will also apply to net unscheduled premium payments (unscheduled premium payments less Premium Expense Charges, see "Premium Expense Charge,") unless NLICA is notified that a different allocation is to be used for that particular unscheduled premium.  NLICA must be notified with each unscheduled premium payment whether the allocation percentages for scheduled premiums will be used.  NLICA will allocate the first Net Premium to the Subaccounts on the later of the Issue Date of the Policy or the date NLICA receives the payment at its Service Center.

NLICA will allocate subsequent Net Premiums to the Subaccounts as of the date it receives the payment at its Service Center.  For premiums paid under the Automatic Payment Plan (pre-authorized check or Electronic Funds Transfer), such will be allocated to the Subaccounts on the date NLICA receives credit for the funds.

The values of the Subaccounts will vary with their investment experience and the Owner bears the entire investment risk.  Owners should periodically review their allocation schedule in light of market conditions and the Owner's overall financial objectives.

Replacement of Existing Insurance.  It may not be in an Owner's best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy.  An Owner should compare his or her existing insurance and the Policy carefully.  An Owner should replace his or her existing insurance only when he or she determines that the Policy is better for him or her.  An Owner may have to pay a surrender charge on his or her existing insurance, and the Policy will impose a new surrender charge period.  An Owner should talk to his or her financial professional or tax adviser to make sure the exchange will be tax-free.  If an Owner surrenders his or her existing policy for cash and then buys the Policy, the Owner may have to pay a tax, including possibly a penalty tax, on the surrender.  Because NLICA will not issue the Policy until NLICA has received an initial premium from the existing insurance company, the issuance of the Policy may be delayed.

Disruptive Trading

Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading").  We discourage (and will take action to deter) disruptive trading in the Policies because the frequent movement between or among Subaccounts may negatively impact other Policy Owners.  Short-term trading can result in:

•	the dilution of the value of Policy Owners' interests in the Portfolio;

•
Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect Policy Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of the Subaccounts that are actively traded will be adversely impacted.

Redemption Fees.  Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount.  The fee is assessed against the amount transferred and is paid to the Portfolio.  Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading.  For more information on Short-Term Trading Fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in disruptive trading practices.  Transaction reports are produced and examined.  Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period.  We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfers in one calendar quarter
We will mail a letter to the Policy Owner notifying them that:
(1)  they have been identified as engaging in harmful trading practices; and
(2)  if their transfers exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfers in 2 consecutive calendar quarters OR More than 20 transfers in one calendar year	We will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.

Each January 1st, We will start the monitoring anew, so that each Policy starts with 0 transfers each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Policies.  Some investment advisers/representatives manage the assets of multiple NLICA policies and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners.  We will generally require these multi-contract advisers to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.  Some transfers do not count as transfers for purposes of monitoring for disruptive trading (see below).

Portfolio Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the Portfolios which allow them to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;
(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and
(3)	instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the Portfolio (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the Portfolios upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the Portfolios.  We and any affected policy owner may not have advance notice of such instructions from a Portfolio to restrict or prohibit further purchases or exchange requests.  If a Portfolio refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current Portfolio allocation.

Transfers of Cash Value

Transfers.  The Owner may transfer the Cash Value between and among the Subaccounts by making a transfer request to NLICA.  The amount transferred must be at least $100, unless the total value in an Subaccount is less than $100, in which case the entire amount may be transferred.  The transfer will be effective as of the date of receipt of the transfer request at NLICA's Service Center.  We deduct a $25 charge from the amount transferred for the 5th and each additional transfer in a Policy Year.  We may restrict the quantity and/or mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

Transfer Right for Change in Investment Policy of a Subaccount.  If the investment policy of a Subaccount is materially changed, the Owner may transfer the portion of the Cash Value in such Subaccount to another Subaccount without having such transfer count toward the 4 transfers permitted each Policy Year free of charge.  However, any such transfer will count as a transfer for purposes of monitoring for disruptive trading.

Automatic Asset Rebalancing.  Automatic asset rebalancing is a feature which, if elected, authorizes periodic transfers of policy values among Subaccounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages.  Election of this feature may occur at the time of application or at any time after the Policy is issued by properly completing the election form and returning it to NLICA.  The election may be revoked at any time.  Rebalancing may be done annually.  Rebalancing will end when the total value in the Subaccounts is less than $1,000, a transfer is made, or there is a change to the current premium allocation instructions.  There is no additional charge for this program.  NLICA reserves the right to suspend automatic asset rebalancing at any time, for any class of Policies, for any reason.  Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee.  However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.

Policy Duration

Grace Period for Payment of Scheduled Premiums.  If a scheduled premium is not paid and the Special Premium Payment Provision is not in effect, the Policy will enter a Grace Period.  A Grace Period of 61 days from the due date is allowed for payment of scheduled premiums after the first scheduled premium.  If the Policy enters a Grace Period, NLICA will mail a notice to the Owner's last known address.  The 61-day Grace Period begins on the date of the notice.  If scheduled premiums are paid on or before their due dates or within the Grace Period, the Policy will remain in full force even if the investment experience of the Subaccounts designated by the Owner has been so unfavorable that there is no Cash Value.  When the Special Premium Payment Provision is not in effect and the Automatic Premium Loan provision is not operative, the failure to pay a scheduled premium by the expiration of the Grace Period will cause the Policy to lapse as of the date the unpaid premium was due.  If the Policy lapses, the Owner can surrender the Policy for its Net Cash Surrender Value as of the date of lapse if this is a Valuation Day (otherwise on the Valuation Day next following the date of lapse), apply for reinstatement or continue the insurance as Extended Term Insurance or Reduced Paid Up Insurance.  If the Insured dies during the Grace Period, NLICA will pay the Proceeds.

Reinstatement.  The Policy may be reinstated within three years from the date the unpaid premium was due if it was not surrendered and the Owner provides Evidence of Insurability.  Payment of a premium will be required equal to the greater of:

(a)	all unpaid scheduled premiums with interest at 6% per year compounded annually, plus any policy loan and accrued interest as of the end of the Grace Period; or

(b)
110% of the increase in the cash surrender value (Cash Value less any applicable Surrender Charge) resulting from reinstatement plus all overdue premiums for supplementary insurance benefits with interest at 6% compounded annually.

Upon reinstatement the Policy will have the same Cash Value and Death Benefit as if it had not lapsed.  The date of reinstatement will be the date NLICA approves the application for reinstatement.

Options on Lapse

Extended Term Insurance (ETI).  The Net Cash Surrender Value as of the date this Option is applied, plus Monthly Deductions made on any Policy Processing Day on or after the date of lapse, will be used as a single premium to buy fixed-benefit Extended Term Insurance for the Insured.  The amount of insurance will equal the Death Benefit on the date of lapse minus any loan and accrued interest as of that date.  The term period will be that which the single premium will provide for the Insured's Attained Age and sex.  ETI has a Cash Value but no loan value.  ETI will not be available if the Premium Class is Non-Smoker with Extra-Premium or Extra-Premium or the amount of paid up insurance would be greater than the amount of the ETI.

Reduced Paid Up Insurance (RPU).  The Net Cash Surrender Value as of the date the Option is applied, plus Monthly Deductions made on any Policy Processing Day on or after the date of lapse, will be used as a single premium to buy that amount of fixed-benefit insurance which will continue for the Insured's lifetime based on the Insured's Attained Age and sex.  Reduced Paid Up Insurance has a loan privilege the same as that available for premium paying policies.

NLICA will apply ETI automatically unless it is not available or the Owner selects another option.  If ETI is not available, RPU will be automatic.  A selected option will be applied on the date NLICA receives written request at its home office; NLICA will apply an automatic option three months after the date of lapse.  The option will be effective as of the date of lapse.

Exchange Privilege

Within 6 months after the effective date of a material change in the investment policy of any chosen Subaccount, the Owner may exchange the Policy for a fixed-benefit whole life insurance policy offered by NLICA on the life of the Insured.

No Evidence of Insurability is required to exercise this privilege.  The new policy will have a face amount equal to the Face Amount of the Policy and the same Issue Age, issue date and Premium Class for the Insured as the Policy.  Premiums for the new policy will be based on the rates which were in effect for the new policy on the Policy Date for the Policy.

The exchange will be subject to an equitable adjustment to reflect variances, if any, in the Cash Values and dividends of the Policy and the new policy.  The method of calculating the adjustment is filed by NLICA with the appropriate state insurance regulatory authorities.  Any policy loan and loan interest must be repaid on or before the effective date of the exchange.

Loan Privilege

The Owner may borrow from NLICA using the Policy as sole security for the loan.  The Owner may borrow up to the difference between the Policy's current Loan Value and any outstanding policy loan and accrued interest.  The minimum amount of any policy loan is $300 ($200 for Policies issued to residents of Connecticut), unless used to pay a scheduled premium.  During Policy Years 1 through 3, the loan value of the Policy will be 75% of the cash surrender value (Cash Value less any applicable Surrender Charge); during Policy Year 4 and thereafter it will be 90% of the cash surrender value (90% in all years for Policies issued to residents of Virginia).

If on a Policy Anniversary the outstanding policy loan and accrued interest exceeds the cash surrender value, the Policy will terminate 31 days after NLICA mails notice to the Owner and any assignee of record at their last known addresses, unless a payment of the amount of such excess is made within that period.  In no event will the required payment exceed the amount of the accrued loan interest plus all due and unpaid scheduled premiums.

While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest.  The amount of any outstanding policy loan and accrued interest will be deducted in determining the Net Cash Surrender Value or Proceeds at death.

Interest Rate.  The interest rate charged on policy loans will be either a fixed annual rate of 8% or a variable loan interest rate.  The Owner must select one of these rates in the Application for the Policy.  If the fixed rate is selected, the Owner may later change to the variable rate.  Such change will be effective as of the Policy Anniversary following receipt of written notice by NLICA at its Service Center.  The Owner is not permitted to change from the variable rate to the fixed rate.

Interest is due at the end of each Policy Year on the Policy Anniversary.  If not paid when due, the interest will be added to the loan and bear interest, beginning 23 days after the Policy Anniversary, at the applicable policy loan interest rate.

Variable Loan Interest Rate.  The variable loan interest rate will be determined by NLICA to be effective as of the first day of each January, April, July and October, unless the state in which this Policy is delivered requires the determination to be made less frequently, such as yearly.  The maximum interest rate will be the greater of 5½% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Service, Inc. (if this average is no longer published, a maximum rate set by state law or by the insurance supervisory official of the state in which the Policy is delivered will apply), for the calendar month ending two months prior to the date of change.  If the maximum interest rate for the new period is at least ½% lower than the loan interest rate currently being charged, the rate for the new period will be decreased such that it is equal to or less than the maximum interest rate allowed for such period.  If the maximum interest rate for the new period is at least ½% higher than the loan interest rate currently being charged, NLICA may, at its discretion, increase the rate for the new period to a rate that is no higher than the maximum interest rate allowed for such period.  Any decrease in the variable loan rate is required; any increase in the rate is optional.  NLICA will not necessarily charge the maximum variable loan interest rate.

Allocation of Loans and Repayments.  When a loan is made, a portion of the Cash Value equal to the amount of the loan is transferred from the Subaccounts to NLICA's General Account.  Repayment of a loan will result in a transfer back to the Subaccounts.  A loan and any repayment will be allocated among the Subaccounts based upon the net Cash Value of each Subaccount as of the date the loan or the repayment is made.

Effect of Loan.  A loan taken from, or secured by, a Policy may, in certain circumstances, have adverse federal income tax consequences (see "Federal Income Tax Considerations").  A loan, whether or not repaid, affects the Policy, the Cash Value, the Net Cash Surrender Value, and the Death Benefit.  Loan amounts are not affected by the investment performance of the Subaccounts.

Interest Rate Credited.  The amount maintained in the General Account will not reflect the investment experience of the Subaccounts during the period the loan is outstanding.  Instead, interest will be credited on each Policy Processing Day on the loaned amount at an annual rate 1.50% below the 8% or variable interest rate charged on the policy loan.

Lapse with Loans Outstanding.  The amount of an outstanding loan under a Policy plus any accrued interest on outstanding loans is not part of Net Cash Surrender Value.  Therefore, the larger the amount of an outstanding loan, the more likely it is that the Policy could lapse.  In addition, if the Policy is not a Modified Endowment Policy, lapse of the Policy with outstanding loans may result in adverse tax consequences.  (See "Tax Treatment of Policy Benefits.")

Withdrawal of Excess Cash Value

The Owner may withdraw excess Cash Value from the Policy if two conditions are met.  First, a cash withdrawal may be made only to the extent that the cash surrender value (the Cash Value minus any applicable surrender charge) is at least $300 more than an amount called the "Withdrawal Single Premium," which depends on the Insured's Attained Age.  Second, a cash withdrawal may be made only if the amount withdrawn does not reduce the Policy's net loan value (Loan Value less existing policy loan and accrued interest) to zero.  (See "Loan Privilege.")  Upon request, NLICA will tell the Owner how much may be withdrawn.

NLICA will process each withdrawal on the date it receives the Owner's request if this is a Valuation Day, otherwise on the Valuation Day next following NLICA's receipt of the request.  NLICA generally will pay a withdrawal request within seven days after the Valuation Day when NLICA receives the request.  NLICA may postpone payment of withdrawals under certain conditions.

No more than four withdrawals may be made in a Policy Year.  A withdrawal cannot be made for less than $300.  Withdrawals cannot be repaid except as premium payments, subject to Premium Expense Charges (see "Premium Expense Charge") and any applicable limits on premium payments (see "Payment and Allocation of Premiums").  If the Owner does not specify an allocation for the withdrawal, it will be allocated among the Subaccounts based upon the net Cash Value of each Subaccount on the date of the withdrawal.

Calculation of Withdrawal Single Premium.  The Withdrawal Single Premium is based on:

(1)	Current cost of insurance rates;

(2)	Expense charges described herein;

(3)	A Death Benefit equal to the applicable Guaranteed Minimum Death Benefit for the Policy;

(4)	An interest rate of 7½%; and

(5)	An amount sufficient to cover the cost of additional premiums for supplementary benefits and extra-premium class.

The Withdrawal Single Premium is the same as the Special Premium Payment Single Premium ("SPPSP") using the 7.5% assumed rate (examples of the 7½% SPPSP are listed in Examples A and B), which is used to calculate whether the Special Premium Payment Provision goes into effect.  Generally a withdrawal of excess cash cannot be made unless the Special Premium Payment Provision is in effect.  There may be limited situations, however, where a cash withdrawal can be made although the Special Premium Payment Provision is not in effect, because the cash surrender value (Cash Value less any applicable Surrender Charge) may have increased since the SPPSP was last calculated.  In addition, the Special Premium Payment Provision may be in effect during periods when cash withdrawals may not be made, for several reasons including: (1) the withdrawal provision depends on whether the cash surrender value exceeds the Withdrawal Single Premium, whereas the Special Premium Payment Provision depends on whether a larger amount, the Cash Value, exceeds the SPPSP; (2) the withdrawal provision is based on the 7.5% SPPSP, whereas a smaller amount, the 9% SPPSP, is used to determine if the Special Premium Payment Provision will remain in effect for another year once it is in effect; and (3) since the minimum cash withdrawal is $300, cash withdrawals are permitted only if the cash surrender value is at least $300 greater than the Withdrawal Single Premium.

For Policies issued to residents of New York State, the amount that may be withdrawn is based on whether the cash surrender value is at least $300 more than the greater of the Withdrawal Single Premium and the Withdrawal Tabular Value.

For a Policy with the Basic Death Benefit, the Withdrawal Tabular Value is calculated like the Cash Value of the Policy except that it is based on the following assumptions:

(1)	Guaranteed (maximum) cost of insurance rates;

(2)	Expense charges described herein;

(3)	A net investment return of 4½%;

(4)	Payment of all scheduled premiums when due; and

(5)	No unscheduled premium payments or policy loans.

Because these assumptions are more conservative than the calculations used to calculate the Withdrawal Single Premium, for New York Policies, it is somewhat less likely under certain circumstances that there can be a withdrawal of excess Cash Value.

Effect of Withdrawal.  Whenever a withdrawal is made, the Death Benefit will immediately be recalculated to take into account the reduction in Cash Value.  This will not change the Guaranteed Minimum Death Benefit or the amount of scheduled premiums payable before the Premium Change Date.  The amount of scheduled premiums after the Premium Change Date may be affected by withdrawals but in no event will they be greater than the amount set forth in the Policy.  A withdrawal may, under certain circumstances, have adverse federal income tax consequences.  (See "Tax Treatment of Policy Benefits.")

Surrender Privilege

The Policy may be surrendered at any time while the Insured is living for its Net Cash Surrender Value.  The Net Cash Surrender Value is the Cash Value minus any policy loan and accrued interest less any Surrender Charge.  NLICA will assess a Surrender Charge if the Policy is surrendered before the 9th Policy Year.  (See "Surrender Charge.")  NLICA will determine the Net Cash Surrender Value on the date it receives at its Service Center a surrender request signed by the Owner if this is a Valuation Day, otherwise on the Valuation Day next following NLICA's receipt of the surrender request.  All coverage and benefits under the Policy will end on the day the Owner mails or otherwise sends the surrender request to NLICA and the Policy cannot be reinstated.  NLICA generally will pay the Net Cash Surrender Value to the Owner in a lump sum within seven days after it receives the Owner's completed, signed surrender request.  NLICA may postpone payment of surrenders under certain conditions.  Surrendering the Policy may have adverse federal income tax consequences.  (See "Federal Income Tax Considerations.")

CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate NLICA for (a) providing the insurance benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain risks in connection with the Policy; and (d) incurring expenses in distributing the Policy.  In the event that there are any profits from fees and charges deducted under the Policy, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of contracts.

Premium Expense Charge

Prior to allocation of Net Premiums, premiums paid are reduced by a Premium Expense Charge which consists of:

Premium Tax Charge.  Various states and some of their subdivisions impose a tax on premiums received by insurance companies.  A charge is deducted from each premium payment to compensate NLICA for paying state premium taxes.  This charge is equal to 2.50% of each scheduled Base Premium or unscheduled premium remaining after the premium processing charge has been deducted.  Premium taxes vary from state to state and the 2.50% is the average rate expected to be paid on premiums received in most states.  This charge may be increased in certain localities when substantial additional premium taxes are assessed.

Sales Charge.  A charge of 5% of each scheduled Base Premium or unscheduled premium remaining after the premium processing charge has been deducted.  This charge is deducted from each premium payment to partially compensate NLICA for the cost of selling the Policy (There also is a Contingent Deferred Sales Charge which is deducted only if the Policy is surrendered or lapses in the first 9 Policy Years.  See "Contingent Deferred Sales Charge.")

Premium Processing Charge.  NLICA will deduct a charge of $1.00 from each premium payment to cover the cost of collecting and processing premium payments.  Policies for which premiums are paid annually will therefore incur lower aggregate premium processing charges than Policies with premiums paid more frequently.

The Premium Tax Charge and Sales Charge are a percentage of each scheduled Base Premium and unscheduled premium.  This means that the greater the amount and frequency of premium payments the Owner makes, the greater the amount of these charges NLICA will assess.

Surrender Charges

A Surrender Charge, which consists of a Contingent Deferred Administrative Charge and a Contingent Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the 9th Policy Year.  The Surrender Charge is deducted from the Subaccounts based on the proportion that the Owners' value in the Subaccounts bears to the total unloaned Cash Value of the Policy.

These Surrender Charges are designed partially to compensate NLICA for the cost of administering, issuing and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing policy records and Policy issue.  NLICA does not expect the Surrender Charges to cover all of these costs.  To the extent that they do not, NLICA will cover the short-fall from its General Account assets, which may include profits from the Mortality and Expense Risk Charge and Cost of Insurance Charge.

Contingent Deferred Administrative Charge.  The Contingent Deferred Administrative Charge is as follows:

Policy Year	Charge per $1,000 Face Amount
1-5	$5.00
6	4.00
7	3.00
8	2.00
9	1.00
10	0

Contingent Deferred Sales Charge.  The Contingent Deferred Sales Charge is to partially compensate NLICA for the cost of selling the Policy.

If the Special Premium Payment Provision has never been in effect as of the date of surrender or lapse, then the Contingent Deferred Sales Charge is a percentage of the lesser of:

(i)	the total premiums paid, less premium processing charges, to the date of surrender or lapse; and

(ii)
the scheduled Base Premiums payable up to such date (scheduled Base Premiums are total scheduled premiums less premium processing charges and premiums for supplementary benefits and for extra-premium class);

If the Special Premium Payment Provision has been in effect prior to the date of surrender or lapse, then the Contingent Deferred Sales Charge is a percentage of the lesser of:

(i)	the total premiums paid, less premium processing charges, to the date of surrender or lapse; and

(ii)	the scheduled Base Premium that would have been payable up to such date if the Special Premium Payment Provision had never been in effect.

The maximum Contingent Deferred Sales Charge is an amount equal to 25% of the first year's scheduled Base Premium, plus 5% of the scheduled Base Premiums for Policy Years 2, 3, 4 and 5.  Expressed differently, this equals 9% of the total scheduled Base Premiums for Policy Years 1 through 5.  The maximum Contingent Deferred Sales Charge will be applied to Policies that lapse or are surrendered during Policy Year 5.  Thereafter, the Contingent Deferred Sales Charge will be reduced each year until it becomes zero in Policy Years 10 and thereafter.

The following table shows the rates that will apply when Policies with premiums payable annually (and for Insureds with an Issue Age of 65 or less) are surrendered or lapse.

For Policies Which Are Surrendered or Lapse During Policy Year	The Contingent Deferred Sales Charge Rates Will Be The Following Percentage of One Scheduled Annual Premium	Which is Equal to the Following Percentage of the Scheduled Premiums Up to the Date of Surrender or Lapse
1	25%	25.00%
2	30%	15.00%
3	35%	11.66%
4	40%	10.00%
5	45%	9.00%
6	40%	6.66%
7	30%	4.28%
8	20%	2.50%
9	10%	1.11%
10 and later	Zero	Zero

For Insureds whose Issue Age is above 65, the rates that will apply when Policies with premiums payable annually are surrendered or lapse will be less than or equal to those shown in the table above.

For Policies with premiums payable more frequently than annually, the maximum Contingent Deferred Sales Charge is also 25% of the first year's scheduled Base Premiums due on or before the date of surrender or lapse plus 5% of the scheduled Base Premiums for Policy Years 2, 3, 4 and 5 which are payable on or before the date of surrender or lapse (or the same percentages of total premiums paid, if less).  The charge declines uniformly in Policy Years 6 through 9 until it becomes zero for Policy Years 10 and thereafter.  Although the rate of the Contingent Deferred Sales Charges is the same for annual premium Policies and Policies with premiums paid more frequently than annually, for Policies surrendered at the end of a Policy Year, the dollar amount of this charge will be higher for Policies with premiums paid more frequently than for annual premium Policies because the total amount of the scheduled premiums is higher.

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and
•       you have not elected the Disability Waiver of Premium Rider,

We may impose a new surrender charge on the policy received in the exchange.

Monthly Deductions

Charges will be deducted from the Policy's Cash Value on the Policy Date and on each Policy Processing Day to compensate NLICA for administrative expenses and for the insurance coverage provided by the Policy.  The Monthly Deduction consists of five components – (a) the Cost of Insurance Charge, (b) Administration Charge, (c) Minimum Death Benefit Guarantee Charge, (d) First Year Policy Charge, and (e) Supplementary Benefit Charge.  Because portions of the Monthly Deduction, such as the Cost of Insurance Charge, can vary from month to month, the Monthly Deduction may vary in amount from month to month.  The Monthly Deduction is deducted from the Subaccounts based on the proportion that the Owner's value in the Subaccounts bears to the total unloaned Cash Value of the Policy.

Cost of Insurance.  Because the cost of insurance depends upon several variables, the cost for each Policy Month can vary.  NLICA will determine the monthly Cost of Insurance Charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at Risk for each policy month.  If any unscheduled premium payments are made, this charge may be slightly higher for a Policy with the Increasing Death Benefit than for the same Policy with the Basic Death Benefit.

The Net Amount at Risk on any Policy Processing Day is the amount by which the Death Benefit exceeds the Policy's Cash Value.  The Net Amount at Risk is affected by investment performance, loans, payments of premiums, Policy fees and charges, the Death Benefit option chosen, and withdrawal of excess Cash Value.  In calculating the Cost of Insurance Charge, the rate for the Premium Class on the Policy Processing Day is applied to the Net Amount at Risk.

Any change in the Net Amount at Risk will affect the total Cost of Insurance Charges paid by the Owner.  NLICA expects to profit from Cost of Insurance Charges and may use these profits for any lawful purpose including covering distribution expenses.

Cost of Insurance Rate.  The cost of insurance rate is based on the Attained Age, Sex, and Premium Class of the Insured.  The actual monthly cost of insurance rates will be based on NLICA's expectations as to future mortality and expense experience.  They will not, however, be greater than the guaranteed maximum cost of insurance rates set forth in the Policy.  The guaranteed maximum rates are based on the Insured's Attained Age, Sex, Premium Class, and the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table.  For Policies issued in states which require "unisex" policies (currently Montana) or in conjunction with employee benefit plans, the maximum Cost of Insurance Charge depends only on the Insured's Age, Premium Class and the 1980 Commissioners Standard Ordinary Mortality Table NB and SB.  Any change in the cost of insurance rates will apply to all persons of the same Attained Age, Sex, and Premium Class.

Premium Class.  The Premium Class of the Insured will affect the cost of insurance rates.  NLICA uses an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insured.  NLICA currently places Insureds into one of two standard classes – smoker and nonsmoker – or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.

Administration Charge.  A monthly Administration Charge of $3.25 and $0.015 per $1,000 of Face Amount is deducted from the Cash Value on the Policy Date and each Policy Processing Day as part of the Monthly Deduction.  This charge is intended to reimburse NLICA for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.

Minimum Death Benefit Guarantee Charge.  This charge compensates NLICA for the risk it assumes by guaranteeing that, no matter how unfavorable investment experience may be, as long as required scheduled premiums are paid when due the Death Benefit will never be less than the Face Amount of the Policy if the Basic Death Benefit applies and the Face Amount of the Policy plus the sum of unscheduled premiums received by NLICA as of the date of death if the Increasing Death Benefit applies.  This charge is equal to $0.01 per $1,000 of the applicable Guaranteed Minimum Death Benefit.  For a Policy with a Guaranteed Minimum Death Benefit of $50,000, the deduction will be $0.50 per month or $6.00 per year.

First Year Policy Charge.  A charge of $5.00 will be deducted on each of the first 12 Policy Processing Days.  This charge in conjunction with the Contingent Deferred Administrative Charge compensates NLICA for expenses, other than sales expenses, incurred in conjunction with issuance of the Policy.

Supplementary Benefit Charge.  If the Special Premium Payment Provision is in effect, charges for any supplementary benefits or for extra-premium class will be deducted on each Policy Processing Day a scheduled premium otherwise would be due.  These charges will be 92.5% of the premiums otherwise payable for these benefits.

Mortality and Expense Risk Charge

A daily charge will be deducted from the value of the net assets of the Subaccounts to compensate NLICA for mortality and expense risks assumed in connection with the Policy.  This charge will be deducted at an annual rate of 0.60% (or a daily rate of 0.001644) of the average daily net assets of each Subaccount.  The mortality risk assumed by NLICA is that Insureds may live for a shorter time than projected and, therefore, greater death benefits than expected will be paid in relation to the amount of premiums received.  The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policy.

If the Mortality and Expense Risk Charge proves insufficient, NLICA will provide for all death benefits and expenses and any loss will be borne by NLICA.  Conversely, NLICA will realize a gain from this charge to the extent all money collected from this charge is not needed to provide for benefits and expenses under the Policies.

Transfer Charge

We currently allow you to make 4 transfers among the Subaccounts each Policy Year with no additional charge.

•
We deduct $25 for the 5th and each additional transfer made during a Policy Year to compensate us for the costs of processing these transfers.  We deduct the transfer charge from the amount being transferred.

•	For purposes of assessing the transfer charge, we consider each telephone, fax, e-mail, or Written Request to be one transfer, regardless of the number of Subaccounts affected by the transfer.

•
Transfers due to automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do not count as transfers for the purpose of assessing this charge.

Short-Term Trading Fees

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Policy Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of Policy Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Subaccounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus).  Any Short-Term Trading Fees paid are retained by the Portfolio and are part of the Portfolio’s assets.  Policy Owners are responsible for monitoring the length of time allocations are held in any particular Subaccount.  We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Policy that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to the Fee Table earlier in this prospectus.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the Short-Term Trading Fee on to the specific Policy Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Policy Owner’s sub-account value.  All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by us or the Variable Account.

When multiple Net Premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

•	Policy loans or surrenders; or

•	payment of the Insurance Proceeds upon the Insured's death.

New share classes of certain currently available Portfolios may be added as investment options under the Policy.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new Net Premiums and exchange reallocations to the Portfolios in question may be limited to the new share class.

Loan Interest Charge

Loan interest is charged in arrears on the amount of an outstanding policy loan.  Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate.  NLICA charges either an annual fixed interest rate of 8.00% or a variable loan interest rate on policy loans.  The maximum variable interest rate is the greater of 5.50% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Services, Inc.

After offsetting the interest NLICA guarantees it will credit on loaned amounts, which is equal to an annual rate of 1.50% below the 8.00% fixed interest rate or variable loan interest rate, the net cost of loans is 1.50% (annually).

Charge for Income Taxes

NLICA currently does not charge the Separate Account for its corporate federal income taxes.  However, NLICA may make such a charge in the future if there are any taxes that are attributable to that account.  Charges for other applicable taxes attributable to the account also may be made.

Guarantee of Certain Charges

NLICA guarantees that it will not increase the charges deducted from premiums, and the charge to the Separate Account for mortality and expense risks.

Other Charges

The Separate Account purchases shares of the Funds at net asset value.  The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' Portfolios.  The fees and expenses for the Funds and their Portfolios are described in the prospectuses of the Funds.

OWNERSHIP AND BENEFICIARY RIGHTS

The Owner is the Insured unless a different Owner is named in the Application or thereafter changed.  While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by NLICA.  If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided.  The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy.  Changing the Owner or assigning the Policy may result in tax consequences.

The principal right of the Beneficiary is the right to receive the Proceeds under the Policy.

MODIFYING THE POLICY

Any modification or waiver of NLICA's rights or requirements under the Policy must be in writing and signed by NLICA's president or a vice president.  No agent may bind NLICA by making any promise not contained in the Policy.

Upon notice to the Owner, NLICA may modify the Policy:

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to conform the Policy, NLICA's operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, NLICA, or the Separate Account is subject;

•	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

•	to reflect a change in the Separate Account's operation.

If NLICA modifies the Policy, NLICA will make appropriate endorsements to the Policy.  If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, NLICA reserves the right to amend the provision to conform with these laws.

TELEPHONE, FAX, AND E-MAIL REQUESTS

In addition to written requests, transfers, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the Special Transfer Right, and partial withdrawals (fax and e-mail only) may be made based upon instructions given by telephone, fax, and e-mail, provided the appropriate election has been made at the time of application or proper authorization is provided to NLICA.  NLICA reserves the right to suspend telephone, fax, and/or e-mail privileges at any time for any class of Policies, for any reason.

NLICA will employ reasonable procedures to confirm that instructions communicated by telephone, fax, and e-mail are genuine, and if NLICA follows such procedures, it will not be liable for any losses due to unauthorized or fraudulent instructions.  NLICA, however, may be liable for such losses if it does not follow those reasonable procedures.  The procedures NLICA will follow for telephone, fax, and e-mail transactions include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of any instructions given by telephone.

Telephone, fax, and e-mail may not always be available.  Any telephone, fax, or computer system, whether it is the Owner's, the Owner's service provider's or agent's, or NLICA's, can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may delay or prevent the processing of a request.  Although NLICA has taken precautions to help its systems handle heavy use, NLICA cannot promise complete reliability under all circumstances.  If problems arise, the request should be made by writing to the Service Center.

If the Owner is provided a personal identification number ("PIN") in order to execute electronic transactions, the Owner should protect his or her PIN, because self-service options will be available to the Owner's agent of record and to anyone who provides the Owner's PIN.  NLICA will not be able to verify that the person providing instructions by telephone, fax, or e-mail is the Owner or is authorized by the Owner.

SPLIT DOLLAR ARRANGEMENTS

The Owner or Owners may enter into a split dollar arrangement between each other or another person or persons whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Proceeds) are split between the parties.  There are different ways of allocating such rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Net Cash Surrender Value.  The employee may designate the Beneficiary to receive any Proceeds in excess of the Net Cash Surrender Value.  If the employee dies while such an arrangement is in effect, the employer would receive from the Proceeds the amount which he would have been entitled to receive upon surrender of the Policy and the employee's Beneficiary would receive the balance of the Proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on NLICA unless in writing and received by NLICA.

New Guidance on Split Dollar Arrangements.  On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act").  The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split dollar arrangements.  The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional premiums with respect to such arrangements.

DIVIDENDS

The Policy is participating; however, no dividends are expected to be paid on the Policy.  If dividends are ever declared, they will be paid under one of the following options:

(a)	paid in cash; or

(b)	applied as a scheduled or unscheduled Net Premium.

The Owner must choose an option at the time the Application for the Policy is signed.  If no option is chosen, any dividend will be applied as a Net Premium payment.  The Owner may change the option by giving written notice to NLICA.

For Policies sold in New York State, if dividends are ever declared they will be paid under one of the options above, or left to accumulate at interest or used to buy paid-up additions, as chosen by the Owner.

SUPPLEMENTARY BENEFITS

The following riders offer other supplementary benefits.  Most are subject to various age and underwriting requirements and most must be purchased when the Policy is issued.  The cost of each rider is included in the Monthly Deduction.  (See the Fee Table for more information concerning rider expenses.)

An Owner's agent can help determine whether any of the riders are suitable.  For example, an Owner should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Guaranteed Purchase Option rider.  Even though the death benefit coverage may be the same (regardless of whether an Owner purchases coverage under the Policy only or in combination with this rider), there may be important cost differences between the Policy and the rider.  The most important factors that will affect an Owner's decision are (a) the amount of premiums an Owner pays, (b) the Cost of Insurance Charges under the Policy and under the rider, (c) the investment performance of the Subaccounts in which an Owner allocates premiums, (d) an Owner's level of risk tolerance, and (e) the length of time an Owner plans to hold the Policy.  Owners should carefully evaluate all of these factors and discuss all of these options with their agents.  For more information on electing a rider, contact the Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various riders.  These riders may not be available in all states.  Please contact the Service Center for further details.

NLICA currently offers the following riders under the Policy:

•	Disability Waiver of Premium;
•	Accelerated Death Benefit;
•	Accidental Death Benefit; and
•	Guaranteed Purchase Option.

FEDERAL INCOME TAX CONSIDERATIONS

Introduction

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations.  This discussion is not intended as tax advice.  Counsel or other competent tax advisors should be consulted for more complete information.  This discussion is based upon NLICA's understanding of the present federal income tax laws.  No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy

A Policy must satisfy certain requirements set forth in the Internal Revenue Code in order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contacts.  The manner in which these requirements are to be applied to certain features of the Policy is not directly addressed by the Internal Revenue Code, and there is limited guidance.  NLICA anticipates that a Policy should satisfy the applicable requirements.  In the absence of pertinent interpretations, however, there is some uncertainty about the application of these requirements to the Policy, particularly if the Owner pays the full amount of premiums permitted under the Policy.  In addition, if an Owner elects the Accelerated Death Benefit rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear.  Please consult a tax adviser on these consequences.

In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets.  Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets.  There is little guidance in this area, and some features of the Policies, such as the flexibility of an Owner to allocate premium payments and the Cash Value and the narrow investment objective of certain Portfolios, have not been explicitly addressed in published rulings.  While NLICA believes that the Policies do not give Owners investment control over Separate Account assets, NLICA reserves the right to modify the Policies as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for federal income tax purposes.  It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

In General.  NLICA believes that the Death Benefit under a Policy should be excludible from the gross income of the Beneficiary.

Federal, state and local transfer, estate, inheritance, and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each Owner or Beneficiary.  A tax adviser should be consulted on these consequences.

Generally, the Owner will not be deemed to be in receipt of the Cash Value until there is a distribution.  When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

Modified Endowment Contracts.  Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," which have less favorable income tax treatment than other life insurance contracts.  Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract.  In general, a Policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test."  A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy during the first seven Policy Years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount.  If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy.  To prevent a Policy from becoming a Modified Endowment Contract, it may be necessary to limit premiums or to limit reductions in benefits.  A current or prospective Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

Distributions Other Than Death Benefits from Modified Endowment Contracts.  Policies classified as Modified Endowment Contracts are subject to the following tax rules:

•
All distributions other than death benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, are treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the owner's investment in the policy only after all gain has been distributed.

•	Loans taken from or secured by a policy (e.g. by pledge or assignment) classified as a Modified Endowment Contract are treated as distributions and taxed in same manner as surrenders and withdrawals.

•
A 10 percent additional income tax is imposed on the amount includible in income except where the distribution or loan is made after the owner has attained age 59½ or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary or designated beneficiary.

If a Policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract.  In addition, distributions from a Policy within two years before it becomes a Modified Endowment Contract will be taxed in this manner.  This means that a distribution made from a Policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.  Distributions, other than death benefits, from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the owner's investment in the policy and only after the recovery of all investment in the policy as taxable income.  However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions.

Finally, neither distributions from, nor loans from or secured by, a policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

Investment in the Policy.  The Owner's investment in the Policy is generally the aggregate premium payments.  When a distribution is taken from the Policy, the Owner's investment in the Policy is reduced by the amount of the distribution that is tax-free.

Policy Loans.  In general, interest on a Policy loan will not be deductible.  Before taking out a Policy loan, an Owner should consult a tax adviser as to the tax consequences.  If a loan from a Policy that is not a Modified Endowment Contract is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and taxed accordingly.

Multiple Policies.  All Modified Endowment Contracts that are issued by NLICA (or its affiliates) to the same Owner during any calendar year are required to be treated as one Modified Endowment Contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

Accelerated Death Benefit Rider.  The federal income tax consequences associated with the Accelerated Death Benefit rider are uncertain.  Owners should consult a qualified tax adviser about the consequences of requesting payment under this rider.

Special Rules for Pension and Profit-Sharing Plans

If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ.  A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited.  The current cost of insurance for the Net Amount at Risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income.  The amount of this cost should be reported to the participant annually.  If the plan participant dies while covered by the plan and the Policy Proceeds are paid to the participant's Beneficiary, then the excess of the Death Benefit over the Cash Value is not subject to the federal income tax.  However, the Cash Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy.  Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA").  Owners should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA.  Plan loans must also satisfy tax requirements to be treated as nontaxable.  Plan loan requirements and provisions may differ from Policy loan provisions.  Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA.  Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

Special Rules for 403(b) Arrangements

If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable.  On November 16, 2004, the IRS and the Treasury Department released proposed regulations that, if enacted in their current form, would prohibit the used of a life insurance contract in a Section 403(b) plan.  In addition, premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code.  A competent tax adviser should be consulted.

Foreign Tax Credits

To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by NLICA, which may deduct or claim a tax credit for such taxes.  The benefits of any such deduction or credit will not be passed through to Policy Owners.

Business Uses of the Policy

Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others.  The tax consequences of such plans may vary depending on the particular facts and circumstances.  If an Owner is purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, he or she should consult a qualified tax adviser.  In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses.  The Internal Revenue Service has also recently issued new guidance on split dollar insurance plans.  Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Tax Shelter Regulations

Prospective Owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

Withholding

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Other Tax Considerations

The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of Proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have gift, estate, and/or generation skipping transfer tax consequences under federal tax law.  The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy Proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise.  Consult a tax adviser with respect to legislative developments and their effect on the Policy.

Alternative Minimum Tax

There may also be an indirect tax upon the income in the Policy or the Proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

NLICA's Taxes

Under current federal income tax law, NLICA is not taxed on the Separate Account's operations.  Thus, currently NLICA does not deduct charges from the Separate Account for its federal income taxes.

NLICA reserves the right to charge the Separate Account for any future federal income taxes that it may incur.

Under current laws in several states, NLICA may incur state and local taxes (in addition to premium taxes).  These taxes are not now significant and we are not currently charging for them.  If they increase, NLICA may deduct charges for such taxes.

Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers

In 2006, President Bush signed the Pension Protection Act of 2006, which contains new Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance contracts owned by the employer of the Insured.  These provisions are generally effective for life insurance contracts issued after August 17, 2006.  However, contracts issued after that date pursuant to a Section 1035 exchange are excluded from the operation of these new provisions, provided that the contract received in the exchange does not have a material increase in death benefit or other material change with respect to the old contract.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance contract, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policyholder for the contract.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the contract are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.

There are 2 exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are as follows:  Prior to the issuance of the company, (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be insured at the time that the contract is issued; (b) the employee provides written consent to being insured under the contract and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The 2 exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured’s death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the contract is issued the Insured is either a director, a “highly compensated employee” (within the meaning of Section 414(q) of the Code without regard to paragraph (a)(B)(ii) thereof), or a “highly compensated individual” (within the meaning of Section 105(h)(5), except “35%” is substituted for “25%” in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned contract to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned contracts at the end of the year, (c) the total amount of insurance in force with respect to those contracts at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

VOTING RIGHTS

All of the assets held in the Subaccounts of the Separate Account will be invested in shares of corresponding Portfolios of the Funds.  The Funds do not hold routine annual shareholders' meetings.  Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund.  NLICA is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting.  However, in accordance with its view of present applicable law, NLICA will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners.  Fund shares held in each Subaccount for which no timely instructions from Owners are received will be voted by NLICA in the same proportion as those shares in that Subaccount for which instructions are received.

Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions.  Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Subaccounts in which their Policy values are allocated.  The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that Subaccount by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting.  Fractional shares will be counted.  For each share of a Portfolio for which Owners have no interest, NLICA will cast votes, for or against any matter, in the same proportion as Owners vote. What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

If required by state insurance officials, NLICA may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Portfolios.  In addition, NLICA may disregard voting instructions in favor of changes initiated by an Owner or the Fund's Board of Directors provided that NLICA's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purposes, and the effect the change would have on NLICA.  If NLICA does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

The voting rights described in this prospectus are created under applicable federal securities laws and regulations.  If these laws or regulations change to eliminate the necessity to solicit voting instructions from Owners or restrict voting rights, NLICA reserves the right to proceed in accordance with any such changed laws or regulations.

DISTRIBUTION OF POLICIES

Applications for the Policies are solicited by agents who are licensed by state insurance authorities to sell NLICA's variable life insurance policies, and who are also registered representatives of 1717 Capital Management Company ("1717") or registered representatives of broker/dealers who have selling agreements with 1717 or registered representatives of broker/dealers who have selling agreements with such broker/dealers.  1717, whose address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is a registered broker/dealer under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the NASD.  1717 was organized under the laws of Pennsylvania on January 22, 1969, and is an indirect wholly-owned subsidiary of NLICA.  1717 acts as the principal underwriter of the Policies (as well as other variable life policies) pursuant to an underwriting agreement to which the Separate Account, 1717 and NLICA are parties.  1717 is also the principal underwriter of variable annuity contracts issued by NLICA and variable life insurance policies and variable annuity contracts issued by Nationwide Life and Annuity Company of America, a wholly-owned subsidiary of NLICA.  1717 received $16,865,493, $20,965,977, and $19,767,859 during 2006, 2005 and 2004, respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLICA and its affiliates.  1717 did not retain any compensation as principal underwriter during the past 3 fiscal years.

NLICA no longer offers the Policies to the public.

More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999.  The Owner also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.

The insurance underwriting and the determination of a proposed Insured's Premium Class and whether to accept or reject an Application for a Policy is done by NLICA.  NLICA will refund any premiums paid if a Policy ultimately is not issued or will refund the applicable amount if the Policy is returned under the free look provision.

Policy Pricing

During the Policy's early years, the expenses we incur in distributing and establishing the Policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the Policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the Policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the Policy's pricing structure.

Distribution, Promotional, and Sales Expenses. Commissions to broker-dealer firms are one of the promotional and sales expenses we incur when distributing the Policy.  During the first Policy Year, the maximum sales commission payable to firms will be approximately 91% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount.  During Policy Years 2 through 10, the maximum sales commission will not be more than 2% of Premiums paid, and after Policy Year 10, the maximum sales commission will be 0% of Premiums paid.  Further, for each Premium received within 10 years following an increase in Face Amount, a commission on that Premium will be paid up to the specified amount for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy Year.  Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.  Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year.  In lieu of these premium-based commissions, we may pay an equivalent asset-based commission, or a combination of the two.  Individual registered representatives typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement.  The amount of commissions we pay depends on factors such as the amount of premium we receive from the broker-dealer firm and the scope of the services they provide.

In addition to commissions, we may also furnish marketing and expense allowances to certain broker-dealer firms based on our assessment of that firm’s capabilities and demonstrated willingness to promote and market our products.  The firms determine how these allowances are spent.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Portfolio Payments

Our Relationship with the Portfolios. The Portfolios incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates Policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each Portfolio daily.  The separate account (not the Policy Owners) is the Portfolio shareholder.  When the separate account aggregates transactions, the Portfolio does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the Policy (as discussed above), which benefit the Portfolios by providing Policy Owners with Subaccount options that correspond to the Portfolios.

An investment adviser or subadviser of a Portfolio or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the Policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the Policy.

Types of Payments We Receive. In light of the above, the Portfolios or their affiliates make certain payments to us or our affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the Portfolios attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the Portfolios, and achieving a profit..

We or our affiliates receive the following types of payments:

•	Portfolio 12b-1 fees, which are deducted from Portfolio assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Portfolio, which may be deducted from Portfolio assets; and

•
Payments by a Portfolio’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from Portfolio assets and is reflected in mutual fund charges.

 Furthermore, we benefit from assets invested in our affiliated Portfolios (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the Portfolios for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated Portfolios than unaffiliated Portfolios.

We took into consideration the anticipated payments from the Portfolios when we determined the charges imposed under the policies (apart from fees and expenses imposed by the Portfolios).  Without these payments, we would have imposed higher charges under the Policy.

Amount of Payments We Receive.  For the year ended December 31, 2006, the Portfolio payments we and our affiliates received from the Portfolios did not exceed 0.50% (as a percentage of the average daily net assets invested in the Portfolios) offered through this Policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most Portfolios or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from Portfolio to Portfolio and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the Portfolios attributable to the Policy, we and our affiliates may receive higher payments from Portfolios with lower percentages (but greater assets) than from Portfolios that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Portfolios.   We may consider several criteria when identifying the Portfolios, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the Portfolio’s adviser or subadviser is one of our affiliates or whether the Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be Portfolios with lower fees, as well as other variable policies that offer Portfolios with lower fees.  You should consider all of the fees and charges of the Policy in relation to its features and benefits when making your decision to invest.  Please note that higher Policy and Portfolio fees and charges have a direct effect on your investment performance.

STATE VARIATIONS

Any state variations in the Policy are covered in a special policy form for use in that state.  The prospectus and SAI provide a general description of the Policy.  An Owner's actual Policy and any endorsements or riders are the controlling documents.  To review a copy of his or her Policy and its endorsements and riders, if any, the Owner should contact NLICA's Service Center.

LEGAL PROCEEDINGS

NLICA is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. NLICA does not believe, based on information currently known by NLICA’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on NLICA’s financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on NLICA’s financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than NLICA.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. NLICA and/or its affiliates has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by NLICA and/or its affiliates. The Company has been contacted by regulatory agencies and state attorneys general with respect to market timing and late trading matters, and is cooperating and responding to such inquiries.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company’s ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations. These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of NLICA’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on NLICA in the future.

On October 9, 2003, NLICA was named as one of twenty-six defendants in a lawsuit filed in the United States District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al. NLICA is a defendant as successor in interest to Provident Mutual Life Insurance Company, which is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee Retirement System (the Plan). In their complaint, the plaintiffs allege that NLICA aided and abetted certain other defendants in breaching their fiduciary duties to the Plan. The plaintiffs also allege that NLICA violated the Federal Racketeer Influenced and Corrupt Organizations Act (RICO) by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that NLICA was unjustly enriched by the allegedly excessive fees and commissions. The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgment interest, and costs and disbursements, including attorneys’ fees.  On August 24, 2004, the District Court issued an order dismissing the count alleging aiding and abetting a breach of fiduciary duty and one of the RICO counts.  Fact and expert discovery has been completed.  On October 11, 2006, NLICA filed a motion for summary judgment on all relevant counts contained in the complaint.  Additionally, all other remaining defendants have filed a motion for summary judgment on all remaining claims.  Those motions are pending before the court.  NLICA continues to defend this lawsuit vigorously.

FINANCIAL STATEMENTS

NLICA's consolidated financial statements and the financial statements of the Separate Account are contained in the SAI.  NLICA's consolidated financial statements should be distinguished from the Separate Account's financial statements and Owners should consider NLICA's consolidated financial statements only as bearing upon its ability to meet its obligations under the Policies.  For a free copy of these consolidated financial statements and/or the SAI, Owners should call or write to NLICA at its Service Center.

DEFINITIONS
Application	The application the Owner must complete to purchase a Policy plus all forms required by NLICA or applicable law.
Attained Age	The Issue Age of the Insured plus the number of full Policy Years since the Policy Date.
Base Premium	Total scheduled premium minus the premium processing charge and any premium for supplementary benefits and extra-premium class.
Beneficiary
The person(s) or entity(ies) designated to receive all or some of the Proceeds when the Insured dies.  The Beneficiary is designated in the Application or if subsequently changed, as shown in the latest change filed with NLICA.  If no Beneficiary survives and unless otherwise provided, the Insured's estate will be the Beneficiary.

Cash Value
The total amount invested under the Policy.  It is the sum of the Cash Values in the Subaccounts.  If there is an outstanding policy loan, the Cash Value in the General Account will be added to the Cash Value of the Subaccounts to determine the Cash Value of the Policy.

Death Benefit
The greatest of: (1) the applicable Guaranteed Minimum Death Benefit for the Policy; (2) the Face Amount plus the amount by which the Cash Value on the date of death exceeds the appropriate Special Premium Payment Single Premium; or (3) the Cash Value on the date of death times the appropriate Death Benefit Factor.  This amount is adjusted to determine the Proceeds at death which is paid to the Beneficiary.

Evidence of Insurability
The medical records or other documentation that NLICA may require to satisfy the Policy's underwriting standards.  NLICA may require different and/or additional evidence depending on the Insured's Premium Class; for example, NLICA generally requires more documentation for Insureds in classes with extra ratings.  NLICA also may require different and/or additional evidence depending on the transaction requested; for example, NLICA may require more documentation for the issuance of a Policy than to reinstate a Policy.

Face Amount
The Face Amount is specified in the Policy.  If scheduled premiums are paid when due and there are no outstanding policy loans, this will be the minimum Death Benefit.  The Owner may not increase or decrease the Face Amount.

Grace Period	The 61-day period allowed for payment of a premium following the date NLICA mails notice of the amount required to keep the Policy in force.
Insured	The person upon whose life the Policy is issued.
Issue Age	The age of the Insured at his or her birthday nearest the Policy Date. The Issue Age is stated in the Policy.
Loan Value	The maximum amount that may be borrowed under the Policy.
Minimum Face Amount	The Minimum Face Amount is $50,000.
Monthly Deductions
The amount deducted from the Cash Value on each Policy Processing Day.  It includes the Cost of Insurance Charge, Administration Charge, Minimum Death Benefit Guarantee Charge, First Year Policy Charge, and the Supplementary Benefit Charge.

Net Amount at Risk	The amount by which the Death Benefit exceeds the Cash Value.
Net Cash Surrender Value	The Cash Value minus any applicable Surrender Charge and any outstanding policy loans and accrued interest.
Net Premiums	The remainder of a Base Premium after deduction of the 7½% charge for sales load and state premium tax or the remainder of an unscheduled premium after deduction of the Premium Expense Charge.
Owner	The person(s) or entity(ies) entitled to exercise the rights granted in the Policy.
Policy Anniversary	The same day and month as the Policy Date in each later year.
Policy Date
The date set forth in the Policy that is used to determine Policy Years and Policy Processing Days.  The Policy Date is generally the same as the Policy Issue Date but may be another date mutually agreed upon by NLICA and the proposed Insured.

Policy Issue Date	The date on which the Policy is issued. It is used to measure suicide and contestable periods.
Policy Processing Day	The day in each calendar month which is the same day of the month as the Policy Date. The first Policy Processing Day is the Policy Date.
Policy Year	A year that starts on the Policy Date or on a Policy Anniversary.
Premium Class	The classification of the Insured for cost of insurance purposes. The standard classes are non-smoker and smoker. There also are classes with extra ratings.
Premium Expense Charge	The amount deducted from a premium payment which consists of the Premium Processing Charge, the Sales Charge, and the state and local premium tax charge.
Proceeds	The net amount to be paid to the Beneficiary when the Insured dies or when the Policy is surrendered.
SAI
The Statement of Additional Information ("SAI") that contains additional information regarding the Policy.  The SAI is not a prospectus, and should be read together with the prospectus.  To obtain a copy of the SAI, write or call the Service Center.

Special Premium Payment Single Premium	An amount used to determine whether the Owner is required to pay scheduled premiums to keep the Policy in full force.
Separate Account	The Nationwide Provident VLI Separate Account 1.
Service Center	The Technology and Service Center located at 300 Continental Drive, Newark, Delaware 19713.
Subaccount	A division of the Separate Account. The assets of each Subaccount are invested exclusively in a corresponding Portfolio that is part of one of the Funds.
Surrender Charge	The amount deducted from the Cash Value upon lapse or surrender of the Policy during the first 9 Policy Years.
Valuation Day
Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to the Separate Account's portfolio of securities to materially affect the value of the Separate Account.  As of the date of this prospectus, NLICA is open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

Valuation Period
The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 p.m., Eastern Time) and continuing until the close of business on the next Valuation Day.  Each Valuation Period includes a Valuation Day and any non-Valuation Day or consecutive non-Valuation Days immediately preceding it.

APPENDIX A
CALCULATION OF NET INVESTMENT FACTOR
AND CASH VALUE OF THE POLICY

Following is a description of how the net investment factor is calculated and how the net investment factor is used to determine the Cash Value of the Policy.

Net Investment Factor.  Each Separate Account has its own net investment factor.  The net investment factor of the Separate Account for a Valuation Period is a divided by b, minus c, where:
a. is:

1.	the value of the assets in the Separate Account for the preceding Valuation Period; plus

2.	the investment income and capital gains, realized or unrealized, credited to those assets during the Valuation Period for which the net investment factor is being determined; minus

3.	the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

4.
any amount charged against the Separate Account for taxes, or any amount NLICA sets aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Separate Account; and

b. is the value of the assets for the preceding Valuation Period; and
c. is a charge no greater than 0.60% per year (.001644% for each day in the Valuation Period) for mortality and expense risks.

The charge in c. is expressed as a percentage of assets in the Subaccount at the beginning of each day during the Valuation Period.

Calculation of Cash Value.  When the first net scheduled premium is allocated to the Separate Account, the Cash Value of each Subaccount on the Policy Date will equal the Net Premium allocated to that Subaccount minus the first Monthly Deduction allocated to that Subaccount.  Thereafter, on each Valuation Day, the Cash Value of each Subaccount will equal:

1.	the Cash Value of the Subaccount on the previous Valuation Day times the net investment factor for the current Valuation Period; plus

2.	any Net Premiums received during the current Valuation Period which are allocated to that Separate Account; plus

3.	any Cash Value which, during the current Valuation Period:
a. is transferred to the Separate Account from the General Account when any loan amount is repaid, including interest credited to loaned amounts; and/or
b. is transferred to the Subaccount from another Subaccount when requested by the Owner; minus

4.	any Cash Value which, during the current Valuation Period:
a. is transferred from the Separate Account to the General Account when the Owner borrows on the Policy or fails to pay interest when due; and/or
b. is transferred from the Subaccount to another Subaccount when requested by the Owner; plus

5.	any dividends credited to the Separate Account during the current Valuation Period; minus

6.	the Monthly Deductions allocated to the Separate Account during the current Valuation Period; minus

7.	any partial withdrawals during the current Valuation Period which are allocated to the Separate Account.

The Cash Value of the Policy is equal to: (a) the sum of the Cash Value of each Subaccount; plus (b) the Cash Value in the General Account attributable to any outstanding policy loans.

APPENDIX B
PORTFOLIO INFORMATION

The Portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each Portfolio for more detailed information.

Alger American Fund - Alger American Small Capitalization Portfolio: Class O Shares
Investment Adviser:                                                         Fred Alger Management, Inc.
Investment Objective:                                                         Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         High total return.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Investments Money Management, Inc.
Investment Objective:                                                         High level of current income.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:
Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

Nationwide Variable Insurance Trust - J.P. Morgan NVIT Balanced Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         J.P. Morgan Investment Management Inc.
Investment Objective:
High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:                                                         Capital appreciation.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:
American Century Investment Management Inc.; Franklin Portfolio
Associates LLC; Gartmore Global Partners; Morgan Stanley Investment
Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment
Management Company
Investment Objective:                                                         Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Growth Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:
High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         The Boston Company Asset Management LLC
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class IV
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         The Boston Company Asset Management LLC
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:
Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:
Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Capital growth.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:
High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:
High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:
Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:
Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:
Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:
Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:
To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:
To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

To learn more about this Policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Cash Values, and to request other information about this policy please call our Service Center at 1-800-688-5177 or write to us at our Service Center at Nationwide Life Insurance Company of America, 300 Continental Drive, Newark, Delaware 19713.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about NLICA and the policy.  Information about NLICA and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No.  811-4460.

Securities Act of 1933 Registration File No. 033-02625.

Options

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
(Depositor)

Main Administrative Office
1000 Chesterbrook Boulevard
Berwyn, Pennsylvania 19312
(610) 407-1717

Service Center:
300 Continental Drive
Newark, Delaware 19713
(800) 688-5177

STATEMENT OF ADDITIONAL INFORMATION
Modified Premium Variable Life Insurance Policy

This Statement of Additional Information ("SAI") contains additional information regarding the modified premium variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company of America ("NLICA").  This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2007 and the prospectuses for the Funds.  The Owner may obtain a copy of these prospectuses by writing or calling NLICA at the address or phone number shown above.  Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.  No information is incorporated by reference into this SAI.

The date of this Statement of Additional Information is May 1, 2007.

TABLE OF CONTENTS
Additional Policy Information	2	Performance Data	6
The Policy		Rating Agencies
Right to Contest the Policy		Money Market Yields
Misstatement of Age or Sex		Historical Performance of the Subaccounts
Suicide Exclusion		Standard & Poor's	6
Assignment		Additional Information	6
Beneficiary		Potential Conflicts of Interest
Change of Owner or Beneficiary		Policies Issued in Conjunction with Employee Benefit
Premium Classes		Plans
Effect of Policy Loans		Legal Developments Regarding Unisex Actuarial Tables
Delays in Payments of Policy Benefits		Safekeeping of Account Assets
Charge Discounts for Sales to Certain Policies		Policy Reports
Settlement Options		Records
Policy Termination		Experts
Supplemental Benefits and Riders	4	Additional Information about the Company
Accelerated Death Benefit Rider		Additional Information about the Separate Account
Other Riders		Other Information
Illustrations	5	Financial Statements

1

ADDITIONAL POLICY INFORMATION

The Policy

The Policy and the Application(s) attached thereto are the entire contract.  Only statements made in the Applications can be used to void the Policy or deny a claim.  NLICA assumes that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties.  NLICA relies on those statements when it issues or changes a Policy.  Only the President or a Vice President of NLICA can agree to change or waive any provisions of the Policy and only in writing.  As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

Right to Contest the Policy

In issuing the Policy, NLICA relies on all statements made by or for the Owner and/or the Insured in the Application or in a supplemental Application.  Therefore, NLICA may contest the validity of a Policy based on material misstatements made in the Application (or any supplemental Application).

However, NLICA will not contest the Policy after the Policy has been in force during the Insured's lifetime for 2 years from the Policy Issue Date, except for nonpayment of premiums.  Likewise, NLICA will not contest any Policy change that requires Evidence of Insurability, or any reinstatement of the Policy, after such change or reinstatement has been in effect during the Insured's lifetime for 2 years.

Misstatement of Age or Sex

If the Insured's age or sex has been misstated in the Application, the Death Benefit and any benefits provided by riders will be such as the most recent Monthly Deductions would have provided at the correct age and sex.  No adjustment will be made to the Cash Value.

Suicide Exclusion

In the event of the Insured's suicide within two years from the Issue Date of the Policy (except where state law requires a shorter period) NLICA's liability is limited to the payment to the Beneficiary of a sum equal to the premiums paid less any policy loan and accrued interest and any withdrawal of excess Cash Value.

Assignment

The Owner may assign any and all rights under the Policy.  No assignment binds NLICA unless in writing and received by NLICA at its Service Center.  NLICA assumes no responsibility for determining whether an assignment is valid and the extent of the assignee's interest.  All assignments will be subject to any policy loan.  The interest of any Beneficiary or other person will be subordinate to any assignment.  A Beneficiary may not commute, encumber, or alienate Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee.

Beneficiary

The Beneficiary is designated in the Application for the Policy, unless thereafter changed by the Owner during the Insured's lifetime by written notice to NLICA.  Any Proceeds for which there is not a designated Beneficiary surviving at the Insured's death are payable in a single sum to the Insured's executors or administrators.

Change of Owner or Beneficiary

As long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to NLICA.  If two or more persons are named as Beneficiaries, those surviving the Insured will share the Proceeds equally, unless otherwise stated.  Any change will take effect as of the date it is signed, whether or not the Insured is living when the request is received by NLICA.  NLICA will not be responsible for any payment made or action taken before it receives the written request.  A change in the Policy's ownership may have federal income tax consequences.

Premium Classes

NLICA currently places each Insured into one of two standard Premium Classes – nonsmoker and smoker – or into a Premium Class with extra ratings.  In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings.  Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class.

Since the nonsmoker designation is not available for Insureds under Attained Age 22 (21 in Texas), shortly before an Insured attains age 22, NLICA will notify the Insured about possible classification as a nonsmoker and will send the Insured an Application for Change in Premium Class.  If the Insured does not qualify as a nonsmoker or does not return the Application, cost of insurance rates will be based on the Premium Class shown in the Policy.  However, if the Insured returns the Application and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.

2

Effect of Policy Loans

A loan, whether or not repaid, will have a permanent effect on the Cash Value of the Policy and any Death Benefit in excess of the guaranteed minimum.  The effect could be favorable or unfavorable.  This is because the investment experience of the Subaccounts will only apply to the amount remaining in the Subaccounts and not to the amount transferred to the General Account.  If the investment experience of the Subaccounts is better than the amount being credited on loaned amounts, the Cash Value and hence Death Benefit in excess of the guaranteed minimum, will not increase as rapidly as they would have if no loan had been made.  However, if the investment experience of the Subaccounts is not as good as the rate being credited on loaned amounts, the Cash Value and excess Death Benefit will be higher than they would have been if no loan had been made.  The longer a loan is outstanding, the greater the effect is likely to be.

Delays in Payments of Policy Benefits

Proceeds under a Policy will ordinarily be paid to the Beneficiary within seven days after NLICA receives proof of the Insured's death at its Service Center and all other requirements are satisfied.  Proceeds will be paid in a single sum unless an alternative settlement option has been selected.

If Proceeds are payable in a single sum, interest at the annual rate of 3% or any higher rate declared by NLICA or required by law is paid on the Proceeds from the date of death until payment is made.

Any amounts payable as a result of surrender, withdrawal of excess Cash Value or policy loan will ordinarily be paid within seven days of receipt of written notices, permitted telephone, fax and/or e-mail requests at NLICA's Service Center in a form satisfactory to NLICA.

For Policies sold in New York State, if the amount payable as a result of surrender, withdrawal of excess Cash Value or a policy loan is not mailed or delivered to the Owner within 10 working days of receipt by NLICA of the request, interest will be added to such amount at the rate required by New York law.

Generally, the amount of a payment from the Subaccounts will be determined as of the date of receipt by NLICA of all required documents.  However, NLICA may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of NLICA policyholders.  NLICA will allow interest, at a rate of 3% a year, on any payment NLICA defers for 30 days or more as described above.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, NLICA may be required to reject a premium payment.  NLICA also may be required to provide additional information about an Owner's account to government regulators.  In addition, NLICA also may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawal of excess Cash Value, surrenders, loans, or Death Benefits, until instructions are received from the appropriate regulator.

The Owner may decide the form in which Proceeds will be paid.  During the Insured's lifetime, the Owner may arrange for the Proceeds to be paid in a lump sum or under a settlement option.  These choices are also available upon surrender of the Policy for its Net Cash Surrender Value and for payment of the Cash Value upon maturity of the Policy.  If no election is made, payment will be made in a lump sum.  The Beneficiary may also arrange for payment of the Proceeds in a lump sum or under a settlement option.  If the Beneficiary is changed, any prior arrangements with respect to the payment option will be canceled.

Charge Discounts for Sales to Certain Policies

The Policy is available for purchase by individuals, corporations, and other groups.  NLICA may reduce or waive certain charges (such as the Premium Expense Charge, Surrender Charge, Monthly Administration Charge, Minimum Death Benefit Guarantee Charge, Policy Charge, monthly Cost of Insurance Charge, or other charges) where the size or nature of such sales results in savings to NLICA with respect to sales, underwriting, administrative, or other costs.  NLICA also may reduce or waive charges on Policies sold to officers, directors, and employees of NLICA or its affiliates.  The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, NLICA reduce or waive charges based on a number of factors, including:

•	the number of Insureds;

•	the size of the group of purchasers;

•	the total premium expected to be paid;

•	total assets under management for the Owner;

•	the nature of the relationship among individual Insureds;

•	the purpose for which the Policies are being purchased;

•	the expected persistency of individual Policies; and

3

•	any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Owners.

Settlement Options

Settlement Options.  In lieu of a single sum payment on death or surrender, an election may be made to apply the Proceeds under any one of the fixed-benefit settlement options provided in the Policy.  A guaranteed interest rate of 3% per year applies to the options listed below.  Additional interest may be declared each year by NLICA in its sole discretion.  NLICA may also agree to other arrangements, including those that offer check writing capabilities with non-guaranteed interest rates.  Please refer to the Policy for more details.  As part of NLICA's General Account assets, settlement options Proceeds may be subject to claims of creditors.  Even if the Death Benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full.  This is because earnings on the Death Benefit after the Insured's death are taxable and payments under the settlement options generally include such earnings.  Owners should consult a tax adviser as to the tax treatment of payments under settlement options.

Proceeds at Interest Option.  Left on deposit to accumulate with NLICA with interest payable at a rate of at least 3% per year.

Installments of a Specified Amount Option.  Payable in equal installments until Proceeds applied under the option and interest on the unpaid balance at 3% per year and any additional interest are exhausted.

Installments for a Specified Period Option.  Payable in the number of equal monthly installments set forth in the election.  Payments may be increased by additional interest which would increase the installments certain.  The guaranteed interest rate is 3% per year.

Life Income Option.  Payable in equal monthly installments during the payee's life.  Payments will be made either with or without a guaranteed minimum number.  If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the Proceeds applied under the option are exhausted, as elected.

Joint and Survivor Life Income.  Payable in equal monthly installments, during the joint lives of the payee and one other person and during the life of the survivor.  The minimum number of payments will be for either 120 or 240 months, as elected.

Alternate Life Income Option.  Proceeds may be taken as a life income with the amount of the payments depending on the non-participating single premium immediate annuity rates at the time payments begin.

Policy Termination

The Policy will terminate on the earliest of:  (a) the maturity date; (b) the end of the Grace Period without a sufficient payment; (c) the date the Insured dies; or (d) the date the Policy is surrendered.

SUPPLEMENTAL BENEFITS AND RIDERS

Accelerated Death Benefit Rider

Applicants residing in states that have approved the Accelerated Death Benefit rider (the "ADBR") may generally elect to add it to their Policy at any time, subject to NLICA receiving satisfactory additional Evidence of Insurability.  The ADBR is not yet available in all states and the terms under which it is available may vary from state to state.  There is no assurance that the ADBR will be approved in all states or that it will be approved under the terms described herein.

The ADBR permits the Owner to receive, at his or her request and upon approval by NLICA, an accelerated payment of part of the Policy's Death Benefit generally when one of the following two events occurs:

1.	Terminal Illness. The Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months; or

2.
Permanent Confinement to a Nursing Care Facility.  The Insured has been confined to a nursing care facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no charge for adding the ADBR to a Policy.  However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.

Tax Consequences of the Rider.  The federal income tax consequences associated with adding the ADBR or receiving the accelerated death benefit are uncertain.  Accordingly, Owners should consult a tax adviser before adding the ADBR to the Policy or requesting an accelerated death benefit.

Amount of the Accelerated Death Benefit.  The ADBR provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the eligible Death Benefit less 25% of any outstanding policy loans and accrued interest.  The ADBR also restricts the total of the accelerated death benefits paid from all life insurance policies issued to an Owner by NLICA and its subsidiaries to $250,000.  This $250,000 maximum may be increased, as provided in the ADBR, to reflect inflation.  The term eligible Death Benefit under the ADBR means:

The Proceeds payable under a Policy if the Insured died at the time a claim for an accelerated death benefit is approved by NLICA, minus:

4

1.	any dividend accumulations;

2.	any dividends due and not paid;

3.	any dividend payable at death if the Insured died at such time;

4.	any premium refund payable at death if the Insured died at such time; and

5.	any insurance payable under the terms of any other rider attached to a Policy.

An Owner must submit written notice to request the accelerated death benefit.  The Owner may only request the accelerated death benefit once, except additional accelerated death benefits may be requested to pay premiums and policy loan interest.  There are no restrictions on the Owner's use of the benefit.  An Owner may elect to receive the accelerated death benefit as a lump sum or in 12 or 24 equal monthly installments.  If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Proceeds under the Policy will be paid to the Beneficiary in a lump sum.

Conditions for Receipt of the Accelerated Death Benefit.  In order to receive an accelerated death benefit payment, a Policy must be in force other than as Extended Term Insurance and an Owner must submit due proof of eligibility and a completed claim form to NLICA at its Service Center.  Due proof of eligibility means a written certification (described more fully in the ADBR), in a form acceptable to NLICA, from a treating physician stating that the Insured has a terminal illness or is expected to be permanently confined in a nursing care facility.  NLICA may request additional medical information from an Owner's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment the accelerated death benefit.  NLICA will not approve a claim for an accelerated death benefit payment if a Policy is assigned in whole or in part, if the terminal illness or permanent confinement is the result of intentionally self-inflicted injury or if the Owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit.

Operation of the Rider.  The accelerated death benefit is made in the form of a policy loan up to the amount of the maximum loan available under a Policy at the time the claim is approved, resulting in a policy loan being made in the amount of the requested benefit.  This policy loan operates as would any loan under the Policy.  To the extent that the amount of the requested accelerated death benefit exceeds the maximum available loan amount, the benefit will be advanced to the Owner and a lien will be placed on the Death Benefit payable under the Policy (the "Death Benefit lien") in the amount of this advance.  Interest will accrue daily, at a rate determined as described in the ADBR, on the amount of this advance and upon the death of the Insured the amount of the advance and accrued interest thereon is subtracted from the amount of Proceeds at death.

Effect on Existing Policy.  The Proceeds at death otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of any Death Benefit lien and accrued interest thereon.  In addition, if the Owner makes a request for a surrender, a policy loan, or a withdrawal of excess Cash Value, the Policy's Net Cash Surrender Value and Loan Value will be reduced by the amount of any outstanding Death Benefit lien plus accrued interest.  Therefore, depending upon the size of the Death Benefit lien, this may result in the Net Cash Surrender Value and the Loan Value being reduced to zero.  Premiums and policy loan interest must be paid when due.  However, if requested with the accelerated death benefit claim, future periodic planned premiums and policy loan interest may be paid automatically through additional accelerated death benefits.  In addition to lapse under the applicable provisions of the Policy, a Policy will also terminate on any Policy Anniversary when the Death Benefit lien exceeds the Proceeds.

Other Riders

In addition to the ADBR rider, the following riders offer other supplementary benefits.  Most are subject to various age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued.  The cost of each rider is included in the Monthly Deductions.

Disability Waiver of Premium.  Providing that in the event of the Insured's total disability before the Policy Anniversary nearest the Insured's 60th birthday and continuing for at least 90 days (where permitted), NLICA will waive all scheduled premiums after the commencement and during the continuance of such disability.  NLICA may offer a 180 day extended waiting period for certain Insureds who do not qualify for the normal 90 day period.

Accidental Death Benefit.  Providing for an additional fixed amount of Death Benefit in the event the Insured dies from accidental bodily injury before the Policy Anniversary nearest the Insured's 70th birthday.

Guaranteed Purchase Option.  Providing that the Owner may purchase additional insurance on the Insured's life at specified times without Evidence of Insurability and under certain other circumstances.

ILLUSTRATIONS

Before a prospective Owner purchases the Policy and upon request thereafter, NLICA will provide illustrations of future benefits under the Policy based upon the proposed Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, scheduled premiums, and riders requested.  NLICA reserves the right to charge a reasonable fee for this service to persons who request more than one policy illustration during a Policy Year.

5

PERFORMANCE DATA

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's, and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect our financial strength or claims-paying ability.  The ratings are not intended to reflect the investment experience or financial strength of the Variable Account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties that recommend us or the Policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the Money Market Subaccount.  Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield due to the compounding.

Historical Performance of the Subaccounts

We will advertise historical performance of the Subaccounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

STANDARD & POOR'S

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.  and have been licensed for use by NLICA and the Nationwide Variable Insurance Trust.  Neither the Policy nor the S&P 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance.  S&P's only relationship to NLICA and Nationwide Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to NLICA, Nationwide Variable Insurance Trust, the Policy, or the S&P 500 Index Fund.  S&P has no obligation to take the needs of NLICA, Nationwide Variable Insurance Trust, or the Owners of the Policy or the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the S&P 500 Index Fund or the timing of the issuance or sale of the Policy or the S&P 500 Index Fund or in the determination or calculation of the equation by which the Policy or the S&P 500 Index Fund are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the S&P 500 Index Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein.  S&P makes no warranty, express or implied, as to results to be obtained by NLICA, Nationwide Variable Insurance Trust, Owners of the Policy and the S&P 500 Index Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein.  S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein.  Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION

Potential Conflicts of Interest

Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with NLICA or each other, a practice known as "shared funding."  They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding."  As a result, there is a possibility that a material conflict may arise between the interest of Owners, whose Cash Values are allocated to the Subaccounts, and of owners of other contracts or policies whose values are allocated to one or more other separate accounts investing in any one of the Portfolios.  Shares of some of the Funds may also be sold directly to certain pension and retirement plans qualifying under Section 401 of the Internal Revenue Code of 1986, as amended.  As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other policies or contracts (including policies issued by other companies), and such retirement plans or

6

participants in such retirement plans.  In the event of any such material conflicts, NLICA will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio.  There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Policies Issued in Conjunction with Employee Benefit Plans

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Internal Revenue Code of 1986, as amended.  For EBS Policies, the maximum mortality rates used to determine the monthly Cost of Insurance Charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB.  Under these tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class.  Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies.  There is no provision for misstatement of sex in the EBS Policies.  Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female Insureds.

Legal Developments Regarding Unisex Actuarial Tables

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex.  In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983.  Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date.  In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances.  The Policies, other than Policies issued in states which require "unisex" policies (currently Montana) and EBS Policies, are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age.  Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.

Safekeeping of Account Assets

NLICA holds the Separate Account's assets physically segregated and apart from the General Account.  NLICA maintains records of all purchases and sales of Portfolio shares by each of the Subaccounts.  A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering NLICA's officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).

Policy Reports

At least once each Policy Year a statement will be sent to the Owner describing the status of the Policy, including setting forth the Face Amount, the current Death Benefit, any policy loans and accrued interest, the current Cash Value, the value in each Subaccount, premiums paid since the last report, charges deducted since the last report, any withdrawal of excess Cash Value since the last report, and the current Net Cash Surrender Value.  In addition, a statement will be sent to an Owner showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing of Cash Value), the taking of a loan, a repayment of a loan, a withdrawal of excess Cash Value, and the payment of any premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).  An Owner may request that a similar report be prepared at other times.  NLICA may charge a reasonable fee for such requested reports and may limit the scope and frequency of such requested reports.  An Owner will be sent a semi-annual report containing the financial statements of each Portfolio in which he or she is invested.

Records

NLICA will maintain all records relating to the Separate Account at NLICA's Service Center.

Experts

The consolidated financial statements and schedules of Nationwide Life Insurance Company of America and subsidiaries as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006, and the financial statements of Nationwide Provident VLI Separate Account 1 as of and for the years ended December 31, 2006 and 2005 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2006 consolidated financial statements and schedules of Nationwide Life Insurance Company of America and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company of America and subsidiaries adopted Statement of Financial Accounting Standards 158, Employers’ Accounting  for Defined Benefit Pension and Other Postretirement Plans, in 2006.  KPMG LLP is located at 1601 Market Street, Philadelphia, PA 19103.

Actuarial matters included in the prospectus and/or SAI have been examined by Edward J. Zapisek, FSA, MAAA, Vice President and Actuary of NLICA.

7

Additional Information About the Company

NLICA is a stock life insurance company chartered by the Commonwealth of Pennsylvania in 1865.  NLICA is subject to regulation by the Insurance Department of the Commonwealth of Pennsylvania, as well as by the insurance departments of all other states and jurisdictions in which it conducts business.  NLICA is engaged in the business of issuing life insurance policies and annuity contracts, and is currently licensed to do business in 50 states, Puerto Rico, and the District of Columbia.

On October 1, 2002, Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization.  Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.

NLICA submits annual statements on their operations and finances to insurance officials in all states and jurisdictions in which it conducts business.  NLICA has filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

NLICA intends to reinsure a portion of the risks assumed under the Policies.

Additional Information About the Separate Account

On October 1, 2002, in connection with the sponsored demutualization (whereby Provident Mutual Life Insurance Company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name to Nationwide Life Insurance Company of America), the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.

Other Information

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies.  Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI.  Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries.  For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street NE, Washington, DC 20549.

Financial Statements

All financial statements included in this SAI should be considered only as bearing on our ability to meet our obligations under the Contracts.  They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

8

FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors of Nationwide Life Insurance Company of
America and Policyholders of Nationwide Provident VLI Separate Account 1:
We have audited the accompanying statements of assets and liabilities of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note 1) (collectively, the Account) as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 2006 and 2005 and the financial highlights for each of the years in the five year period ended December 31, 2006. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts in the Account as of December 31, 2006, and the results of their operations for the year then ended, the changes in their net assets for the years ended December 31, 2006 and 2005 and the financial highlights for each of the years in the five year period ended December 31, 2006 in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Philadelphia, PA
April 23, 2007

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2006

	Shares	Cost	Fair Value

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund — Class IV	11,474,436	$143,305,469	$152,839,490
Gartmore GVIT Money Market Fund — Class IV	57,719,351	$57,719,351	$57,719,351
Gartmore GVIT Government Bond Fund — Class IV	2,242,580	$26,604,215	$25,430,860
JP Morgan GVIT Balanced Fund Class IV	3,549,890	$36,132,672	$39,048,788
Gartmore GVIT Mid Cap Growth Fund — Class IV	2,396,474	$48,804,116	$71,606,637
Gartmore GVIT International Value Fund Class IV	2,708,983	$33,694,148	$50,332,910
Gartmore GVIT Growth Fund Class IV	2,136,912	$21,366,905	$25,963,479
Van Kampen GVIT Comstock Value Fund — Class IV	2,533,014	$24,934,668	$31,763,992
Gartmore GVIT Small Company Fund — Class IV	1,244,039	$31,180,798	$31,088,532
Gartmore GVIT Small Cap Value Fund — Class IV	2,916,571	$31,151,676	$36,340,472
Gartmore GVIT S&P 500 Index Fund — Class IV	20,752,324	$181,329,777	$205,032,960
Gartmore GVIT Government Bond Fund — Class I	47,729	$551,469	$541,724
Gartmore GVIT Investor Destinations Aggressive Fund — Class II	319,369	$3,825,641	$4,314,669
Gartmore GVIT Investor Destinations Conservative Fund — Class II	42,566	$441,516	$445,671
Gartmore GVIT Investor Destinations Moderate Fund — Class II	1,031,020	$11,601,273	$12,660,925
Gartmore GVIT Investor Destinations Moderately Aggressive Fund — Class II	1,537,401	$17,963,933	$20,139,949
Gartmore GVIT Investor Destinations Moderately Conservative Fund — Class II	129,870	$1,415,416	$1,474,026
Gartmore GVIT Emerging Markets Fund — Class I	90,308	$1,185,649	$1,582,201
Gartmore GVIT Mid Cap Index Fund — Class I	212,320	$3,568,354	$3,947,024
Federated GVIT High Income Bond Fund — Class I	107,840	$868,669	$860,563
Gartmore GVIT Global Financial Services Fund — Class I	34,495	$452,730	$457,059
Gartmore GVIT Global Health Sciences Fund — Class I	95,407	$1,012,649	$1,013,218
Gartmore GVIT Global Technology and Communications Fund — Class I	46,818	$184,264	$200,380
Gartmore GVIT Global Utilities Fund — Class I	41,014	$468,883	$526,204
Gartmore GVIT Small Cap Growth Fund — Class I	77,158	$1,220,677	$1,266,168
Gartmore GVIT U.S. Growth Leaders Fund — Class I	176,891	$1,944,384	$1,864,433
Van Kampen GVIT Multi Sector Bond Fund — Class I	175,244	$1,727,082	$1,719,142
Gartmore GVIT International Value Fund — Class III	1,709,930	$26,464,420	$31,685,000
Gartmore GVIT Emerging Markets Fund — Class III	227,955	$3,090,798	$3,991,491
Gartmore GVIT Global Financial Services Fund — Class III	28,569	$388,427	$378,823
Gartmore GVIT Global Health Sciences Fund — Class III	57,580	$618,642	$612,652
Gartmore GVIT Global Technology and Communications Fund — Class III	143,428	$571,264	$618,174
Gartmore GVIT Global Utilities Fund — Class III	156,967	$1,809,210	$2,020,168
Federated GVIT High Income Bond Fund — Class III	112,576	$886,651	$897,228
American Funds GVIT Asset Allocation Fund — Class II	1,628	$28,945	$30,255
American Funds GVIT Bond Fund — Class II	1,315	$15,047	$15,417
American Funds GVIT Global Growth Fund — Class II	1,995	$43,597	$46,595
American Funds GVIT Growth Fund — Class II	1,555	$95,050	$100,797
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio: Initial Class	6,180,180	$144,155,322	$161,920,720
Fidelity VIP Growth Portfolio: Initial Class	4,977,008	$194,203,187	$178,525,260
Fidelity VIP High Income Portfolio: Initial Class	2,959,076	$19,282,044	$18,790,135
Fidelity VIP Overseas Portfolio: Initial Class	1,561,477	$22,395,300	$37,428,596
Fidelity VIP Overseas Portfolio: Initial Class R	1,132,911	$20,056,573	$27,099,227
Fidelity VIP Equity-Income Portfolio: Service Class	121,193	$2,998,942	$3,164,356
Fidelity VIP Growth Portfolio: Service Class	52,476	$1,707,688	$1,874,427
Fidelity VIP Overseas Portfolio: Service Class	9,470	$152,762	$225,950
Fidelity VIP Overseas Portfolio: Service Class R	66,231	$1,274,569	$1,578,289

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2006 — continued

	Shares	Cost	Fair Value

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio: Initial Class	2,733,298	$39,535,497	$42,940,105
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class	3,984,188	$51,342,468	$50,838,235
Fidelity VIP II Contrafund Portfolio: Initial Class	4,539,650	$111,075,059	$142,862,775
Fidelity VIP II Investment Grade Bond Portfolio: Service Class	92,916	$1,179,477	$1,178,171
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio: Service Class	418,897	$12,727,289	$14,489,664
Fidelity VIP III Value Strategies Portfolio: Service Class	178,317	$2,300,214	$2,393,015
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP IV Energy Portfolio: Service Class 2	49,820	$1,049,601	$945,593
Fidelity VIP IV Freedom Fund 2010 Portfolio — Service Class	13,018	$135,524	$150,746
Fidelity VIP IV Freedom Fund 2020 Portfolio — Service Class	34,884	$375,378	$421,751
Fidelity VIP IV Freedom Fund 2030 Portfolio — Service Class	21,656	$253,885	$269,406
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio- I Class	1,170,005	$15,410,468	$14,929,263
Neuberger Berman AMT Partners Portfolio Class I	1,608,331	$26,162,601	$34,032,290
Neuberger Berman AMT Fasciano Portfolio — S Class	70,808	$966,755	$1,028,836
Neuberger Berman AMT Mid Cap Growth Portfolio — I Class	33,362	$650,842	$775,996
Neuberger Berman AMT Socially Responsive Portfolio — I Class	56,783	$862,929	$948,839
Neuberger Berman AMT International Portfolio — S Class	32,627	$410,012	$466,210
Neuberger Berman AMT Regency Portfolio — S Class	7,820	$134,200	$135,680
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund — Initial Class	399,348	$4,767,077	$4,704,316
Van Eck Worldwide Hard Assets Fund — Initial Class	252,990	$4,481,647	$8,275,315
Van Eck Worldwide Emerging Markets Fund — Initial Class	1,103,010	$13,347,325	$27,553,188
Van Eck Worldwide Real Estate Fund — Initial Class	277,395	$3,765,697	$5,223,341
Van Eck Worldwide Bond Fund — Class R1	283,464	$3,425,146	$3,333,538
Van Eck Worldwide Hard Assets Fund — Class R1	218,429	$5,542,016	$7,144,822
Van Eck Worldwide Emerging Markets Fund — Class R1	599,362	$10,164,830	$14,960,064
Van Eck Worldwide Real Estate Fund — Class R1	293,893	$4,915,515	$5,504,621
The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares	1,293,438	$20,649,828	$36,759,517
Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage VT Discovery Fund	630,195	$7,992,548	$10,360,404
Wells Fargo VT Opportunity Fund	351,708	$6,225,415	$8,448,025
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio: Initial Shares	105,824	$3,845,118	$4,502,819
Dreyfus Developing Leaders Portfolio: Initial Shares	5,296	$219,600	$222,603
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio: Service Shares	330,204	$5,190,132	$6,138,500
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund: Initial Shares	295,721	$9,110,676	$10,690,329
American Century Variable Portfolios, Inc.:
American Century VP International Fund: Class I	103,775	$768,949	$1,050,208
American Century VP Ultra Fund: Class I	202,712	$2,026,281	$2,035,233
American Century VP Value Fund: Class I	1,071,109	$8,524,130	$9,361,494
American Century VP Income and Growth Fund: Class I	211,885	$1,496,879	$1,828,569
American Century VP International Fund: Class III	190,210	$1,525,533	$1,924,929
American Century VP Mid Cap Value Fund: Class I	20,079	$252,149	$270,872
American Century VP Vista Fund: Class I	8,390	$128,825	$132,054

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2006 — continued

	Shares	Cost	Fair Value

American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund: Class II	161,142	$1,661,411	$1,624,314
Janus Aspen Series:
Janus Aspen Series — Forty Portfolio: Service Shares	78,224	$1,879,974	$2,339,666
Janus Aspen Series — International Growth Portfolio: Service Shares	51,840	$1,940,131	$2,623,607
Janus Aspen Series — Global Technology Portfolio: Service Shares	48,338	$176,451	$206,403
Janus Aspen Series — Balanced Portfolio: Service Shares	34,883	$891,807	$1,005,663
Janus Aspen Series — Risk Managed Core Portfolio: Service Shares	18,191	$241,626	$231,032
Janus Aspen Series — International Growth Portfolio: Service II Shares	72,665	$3,060,438	$3,691,372
Janus Aspen Series — Global Technology Portfolio: Service II Shares	55,838	$222,007	$242,896
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/ VA: Non-Service Shares	131,720	$4,842,173	$5,457,143
Oppenheimer Global Securities Fund/ VA: Non-Service Shares	78,433	$2,218,965	$2,885,550
Oppenheimer Main Street Fund/ VA: Non-Service Shares	144,279	$2,943,273	$3,575,245
Oppenheimer High Income Fund/ VA: Non-Service Shares	126,970	$1,057,535	$1,085,598
Oppenheimer Main Street Small Cap Fund/ VA: Non-Service Shares	123,677	$2,081,511	$2,368,416
Oppenheimer Global Securities Fund/ VA: Class 3	250,267	$7,652,297	$9,257,381
AIM Variable Insurance Funds, Inc.:
AIM V.I. Basic Value Fund Series I Shares	227,672	$2,681,807	$3,041,692
AIM V.I. Capital Appreciation Fund Series I Shares	13,104	$314,809	$343,582
AIM V.I. Capital Development Fund Series I Shares	37,083	$587,840	$683,436
Federated Insurance Series:
Federated Quality Bond Fund II: Primary Shares	241,268	$2,720,345	$2,723,911
Federated American Leaders Fund II: Primary Shares	6,909	$139,641	$148,885
Federated Capital Appreciation Fund II: Primary Shares	24,099	$139,850	$163,390
Franklin Templeton Variable Insurance Products Trust:
Franklin Templeton VIP Franklin Small Cap Value Securities Fund — Class I	449,068	$7,087,660	$8,563,720
Franklin Templeton VIP Franklin Rising Dividends Securities Fund — Class I	510,209	$9,123,213	$10,653,161
Franklin Templeton VIP Templeton Foreign Securities Fund — Class 1	96,762	$1,332,604	$1,837,510
Franklin Templeton VIP Templeton Developing Markets Securities Fund — Class 3	90,971	$1,088,118	$1,253,584
Franklin Templeton VIP Templeton Global Income Securities Fund — Class 3	32,952	$492,967	$510,422
AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio: Class A	157,839	$3,752,190	$4,291,638
AllianceBernstein Small/ Mid Cap Value Portfolio: Class A	172,344	$2,806,581	$3,115,985
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series — Initial Class	79,246	$746,891	$843,972
MFS Value Series: Initial Class	250,990	$3,071,915	$3,644,369
Putnam Variable Trust:
Putnam VT Growth & Income Fund — IB Class	19,337	$497,619	$567,746
Putnam VT International Equity Fund — IB Class	11,129	$165,463	$229,693
Putnam VT Voyager Fund — IB Class	33,488	$882,286	$1,006,998
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	92,625	$1,722,378	$1,927,534
Vanguard Total Bond Market Index Portfolio	95,490	$1,063,297	$1,071,403
Vanguard High Yield Bond Portfolio	76,905	$644,731	$663,694
Vanguard Mid Cap Index Portfolio	125,029	$2,151,331	$2,481,830
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio: Class I	102,981	$1,180,134	$1,173,987
Van Kampen Emerging Markets Debt Portfolio: Class I	37,399	$320,192	$333,597
Van Kampen U.S. Real Estate Portfolio: Class I	255,975	$5,753,409	$7,515,416

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2006 — continued

	Shares	Cost	Fair Value

T Rowe Price:
T Rowe Price Blue Chip Growth Portfolio — Class II	145,300	$1,428,846	$1,512,572
T Rowe Price Equity Income Portfolio — Class II	76,664	$1,751,727	$1,901,264
T Rowe Price Limited Term Bond Portfolio — Class II	54,490	$265,151	$267,003

Total Investments			$1,829,482,003
Accounts Receivable			—

Total Assets			$1,829,482,003
Accounts Payable			145,162

Net Assets			$1,829,336,841

Policyholders’ Equity			$1,828,990,623
Attributable to Nationwide Life Insurance Company of America			346,218

			$1,829,336,841

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006

									Van					Gartmore
			Gartmore	Gartmore					Kampen				Gartmore	GVIT
		Gartmore	GVIT	GVIT	JP Morgan	Gartmore	Gartmore	Gartmore	GVIT	Gartmore	Gartmore	Gartmore	GVIT	Investor
		GVIT	Money	Government	GVIT	GVIT Mid	GVIT	GVIT	Comstock	GVIT Small	GVIT Small	GVIT S&P	Government	Destinations
		Nationwide	Market	Bond	Balanced	Cap Growth	International	Growth	Value	Company	Cap Value	500 Index	Bond	Aggressive
		Fund —	Fund —	Fund —	Fund	Fund —	Value Fund	Fund	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class I	Class II

Investment Income
Dividends	$28,936,228	$1,599,856	$2,674,414	$1,036,755	$897,678	—	$1,056,401	$13,897	$527,573	35,177	$165,240	$3,267,298	$20,356	$73,044
Expenses
Mortality and expense risks	11,476,485	872,538	389,836	160,124	233,140	$470,441	323,305	169,864	202,016	$205,664	243,599	1,305,539	3,463	23,524
Investment Expense	7,146	—	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	11,483,631	872,538	389,836	160,124	233,140	470,441	323,305	169,864	202,016	205,664	243,599	1,305,539	3,463	23,524

Net investment income (loss)	17,452,597	727,318	2,284,578	876,631	664,538	(470,441)	733,096	(155,967)	325,557	(170,487)	(78,359)	1,961,759	16,893	49,520

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	57,740,254	—	—	196,294	—	—	3,316,576	—	1,385,278	576,137	2,771,599	—	3,733	45,862
Net realized (loss) gain from redemption of investment shares	16,265,790	(709,645)	—	(221,355)	31,170	1,166,839	1,954,965	(315,313)	1,119,502	(937,635)	1,636,582	(2,333,134)	(3,405)	81,101

Net realized (loss) gain on investments	74,006,044	(709,645)	—	(25,061)	31,170	1,166,839	5,271,541	(315,313)	2,504,780	(361,498)	4,408,181	(2,333,134)	328	126,963

Net unrealized appreciation (depreciation) of investments:
Beginning of year	113,676,878	(8,465,004)	—	(978,037)	(569,784)	17,137,610	12,621,014	2,762,612	5,351,635	(3,915,068)	3,940,469	(3,628,533)	(5,857)	155,268
End of year	236,867,072	9,534,021	—	(1,173,355)	2,916,116	22,802,521	16,638,762	4,596,574	6,829,324	(92,266)	5,188,796	23,703,183	(9,745)	489,028

Net unrealized appreciation (depreciation) during the year	123,190,194	17,999,025	—	(195,318)	3,485,900	5,664,911	4,017,748	1,833,962	1,477,689	3,822,802	1,248,327	27,331,716	(3,888)	333,760

Net realized and unrealized gain (loss) on investments	197,196,238	17,289,380	—	(220,379)	3,517,070	6,831,750	9,289,289	1,518,649	3,982,469	3,461,304	5,656,508	24,998,582	(3,560)	460,723

Net increase in net assets resulting from operations	$214,648,835	$18,016,698	$2,284,578	$656,252	$4,181,608	$6,361,309	$10,022,385	$1,362,682	$4,308,026	$3,290,817	$5,578,149	$26,960,341	$13,333	$510,243

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

			Gartmore	Gartmore
	Gartmore	Gartmore	GVIT	GVIT			Federated	Gartmore	Gartmore
	GVIT	GVIT	Investor	Investor	Gartmore	Gartmore	GVIT	GVIT	GVIT			Gartmore	Gartmore	Van
	Investor	Investor	Destinations	Destinations	GVIT	GVIT	High	Global	Global	Gartmore GVIT		GVIT	GVIT	Kampen
	Destinations	Destinations	Moderately	Moderately	Emerging	Mid Cap	Income	Financial	Health	Global	Gartmore	Small Cap	U.S. Growth	GVIT Multi
	Conservative	Moderate	Aggressive	Conservative	Markets	Index	Bond	Services	Sciences	Technology and	GVIT Global	Growth	Leaders	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Communications	Utilities Fund	Fund	Fund	Fund
	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Fund Class I	Class I	Class I	Class I	Class I

Investment Income
Dividends	$13,398	$276,288	$369,925	$38,165	$9,373	$43,576	$68,162	$6,746	—	—	$10,342	—	$4,582	$63,347
Expenses
Mortality and expense risks	2,983	80,311	110,225	9,705	8,668	26,459	6,478	2,358	$6,342	$1,199	2,385	$8,393	10,574	9,945
Investment Expense	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	2,983	80,311	110,225	9,705	8,668	26,459	6,478	2,358	6,342	1,199	2,385	8,393	10,574	9,945

Net investment income (loss)	10,415	195,977	259,700	28,460	705	17,117	61,684	4,388	(6,342)	(1,199)	7,957	(8,393)	(5,992)	53,402

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	4,761	101,860	194,902	18,293	15,344	52,644	—	46,819	—	—	28,841	—	24,465	3,231
Net realized (loss) gain from redemption of investment shares	943	134,041	134,550	19,010	137,211	91,727	(4,450)	13,653	(6,124)	9,188	(10,349)	127,846	2,790	1,825

Net realized (loss) gain on investments	5,704	235,901	329,452	37,303	152,555	144,371	(4,450)	60,472	(6,124)	9,188	18,492	127,846	27,255	5,056

Net unrealized appreciation (depreciation) of investments:
Beginning of year	(2,474)	329,554	655,928	23,739	151,899	217,710	(41,033)	6,330	(29,406)	12,846	(43,567)	143,254	(37,972)	(11,450)
End of year	4,155	1,059,652	2,176,016	58,610	396,552	378,670	(8,106)	4,329	569	16,116	57,321	45,491	(79,951)	(7,940)

Net unrealized appreciation (depreciation) during the year	6,629	730,098	1,520,088	34,871	244,653	160,960	32,927	(2,001)	29,975	3,270	100,888	(97,763)	(41,979)	3,510

Net realized and unrealized gain (loss) on investments	12,333	965,999	1,849,540	72,174	397,208	305,331	28,477	58,471	23,851	12,458	119,380	30,083	(14,724)	8,566

Net increase in net assets resulting from operations	$22,748	$1,161,976	$2,109,240	$100,634	$397,913	$322,448	$90,161	$62,859	$17,509	$11,259	$127,337	$21,690	$(20,716)	$61,968

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

			Gartmore	Gartmore			Federated	American		American			Fidelity
	Gartmore	Gartmore	GVIT	GVIT	Gartmore GVIT	Gartmore	GVIT	Funds	American	Funds	American		VIP
	GVIT	GVIT	Global	Global	Global	GVIT	High	GVIT	Funds	GVIT	Funds	Merrill	Equity-
	International	Emerging	Financial	Health	Technology and	Global	Income	Asset	GVIT	Global	GVIT	Lynch Zero	Income	Fidelity VIP
	Value	Markets	Services	Sciences	Communications	Utilities	Bond	Allocation	Bond	Growth	Growth	Coupon	Portfolio:	Growth
	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Bond	Initial	Portfolio:
	Class III	Class III	Class III	Class III	Class III	Class III	Class III	Class II	Class II	Class II	Class II	Series Fund	Class	Initial Class

Investment Income
Dividends	$544,223	$23,360	$7,123	—	—	$38,762	$48,905	$501	$1	$49	$601	—	$5,060,961	$702,445
Expenses
Mortality and expense risks	174,650	22,548	2,722	$3,794	$3,797	8,927	4,053	76	27	129	282	$13,285	990,267	1,173,744
Investment Expense	240	593	45	125	668	39	17	—	—	—	—	—	—	—

Total expenses	174,890	23,141	2,767	3,919	4,465	8,966	4,070	76	27	129	282	13,285	990,267	1,173,744

Net investment income (loss)	369,333	219	4,356	(3,919)	(4,465)	29,796	44,835	425	(26)	(80)	319	(13,285)	4,070,694	(471,299)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	1,687,191	38,404	43,074	—	—	109,408	—	—	—	—	—	—	18,355,146	—
Net realized (loss) gain from redemption of investment shares	455,417	196,161	9,976	(16,476)	17,191	3,393	(42)	84	12	1,419	(14)	1,760,907	986,584	(5,625,609)

Net realized (loss) gain on investments	2,142,608	234,565	53,050	(16,476)	17,191	112,801	(42)	84	12	1,419	(14)	1,760,907	19,341,730	(5,625,609)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	2,461,244	187,236	(16,154)	(29,429)	18,976	(102,737)	(3,779)	—	—	—	—	1,715,197	13,967,757	(32,402,431)
End of year	5,220,580	900,693	(9,604)	(5,990)	46,910	210,958	10,577	1,310	370	2,998	5,747	—	17,765,398	(15,677,927)

Net unrealized appreciation (depreciation) during the year	2,759,336	713,457	6,550	23,439	27,934	313,695	14,356	1,310	370	2,998	5,747	(1,715,197)	3,797,641	16,724,504

Net realized and unrealized gain (loss) on investments	4,901,944	948,022	59,600	6,963	45,125	426,496	14,314	1,394	382	4,417	5,733	45,710	23,139,371	11,098,895

Net increase in net assets resulting from operations	$5,271,277	$948,241	$63,956	$3,044	$40,660	$456,292	$59,149	$1,819	$356	$4,337	$6,052	$32,425	$27,210,065	$10,627,596

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

									Fidelity		Fidelity
				Fidelity				Fidelity	VIP II		VIP II		Fidelity
	Fidelity		Fidelity	VIP	Fidelity	Fidelity	Fidelity	VIP II	Investment		Investment	Fidelity	VIP III	Fidelity
	VIP High		VIP	Equity-	VIP	VIP	VIP	Asset	Grade	Fidelity	Grade	VIP III	Value	VIP IV
	Income	Fidelity VIP	Overseas	Income	Growth	Overseas	Overseas	Manager	Bond	VIP II	Bond	Mid Cap	Strategies	Energy
	Portfolio:	Overseas	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Contrafund	Portfolio:	Portfolio:	Portfolio:	Portfolio:
	Initial	Portfolio:	Initial	Service	Service	Service	Service	Initial	Initial	Portfolio:	Service	Service	Service	Service
	Class	Initial Class	Class R	Class	Class	Class	Class R	Class	Class	Initial Class	Class	Class	Class	Class 2

Investment Income
Dividends	$1,405,194	$332,943	$200,772	$76,230	$3,269	$1,870	$7,910	$1,172,778	$1,847,805	$1,775,173	$35,971	$35,675	$10,811	$5,688
Expenses
Mortality and expense risks	120,078	238,570	162,868	18,119	11,358	1,712	9,297	278,125	320,140	908,062	7,668	96,773	15,019	5,212
Investment Expense	—	—	804	—	—	—	24	—	—	—	—	—	—	935

Total expenses	120,078	238,570	163,672	18,119	11,358	1,712	9,321	278,125	320,140	908,062	7,668	96,773	15,019	6,147

Net investment income (loss)	1,285,116	94,373	37,100	58,111	(8,089)	158	(1,411)	894,653	1,527,665	867,111	28,303	(61,098)	(4,208)	(459)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	231,458	138,097	305,166	—	1,455	5,944	—	110,647	11,380,254	2,193	1,610,599	361,341	123,716
Net realized (loss) gain from redemption of investment shares	(39,713)	934,759	792,556	16,761	7,755	17,633	38,433	(855,171)	(91,138)	2,381,490	(4,876)	784,378	14,407	72,397

Net realized (loss) gain on investments	(39,713)	1,166,217	930,653	321,927	7,755	19,088	44,377	(855,171)	19,509	13,761,744	(2,683)	2,394,977	375,748	196,113

Net unrealized appreciation (depreciation) of investments:
Beginning of year	(1,084,248)	10,383,107	4,076,077	107,712	81,289	55,512	139,953	712,433	(670,467)	32,071,021	(13,821)	2,585,391	134,057	16,943
End of year	(491,909)	15,033,296	7,042,654	165,414	166,739	73,188	303,720	3,404,608	(504,233)	31,787,716	(1,306)	1,762,375	92,801	(104,008)

Net unrealized appreciation (depreciation) during the year	592,339	4,650,189	2,966,577	57,702	85,450	17,676	163,767	2,692,175	166,234	(283,305)	12,515	(823,016)	(41,256)	(120,951)

Net realized and unrealized gain (loss) on investments	552,626	5,816,406	3,897,230	379,629	93,205	36,764	208,144	1,837,004	185,743	13,478,439	9,832	1,571,961	334,492	75,162

Net increase in net assets resulting from operations	$1,837,742	$5,910,779	$3,934,330	$437,740	$85,116	$36,922	$206,733	$2,731,657	$1,713,408	$14,345,550	$38,135	$1,510,863	$330,284	$74,703

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

				Neuberger
	Fidelity	Fidelity	Fidelity	Berman			Neuberger	Neuberger				Van Eck		Van Eck
	VIP IV	VIP IV	VIP IV	AMT	Neuberger	Neuberger	Berman	Berman	Neuberger	Neuberger	Van Eck	Worldwide	Van Eck	Worldwide
	Freedom	Freedom	Freedom	Limited	Berman	Berman	AMT Mid	AMT	Berman	Berman	Worldwide	Hard	Worldwide	Real
	Fund 2010	Fund 2020	Fund 2030	Maturity	AMT	AMT	Cap	Socially	AMT	AMT	Bond	Assets	Emerging	Estate
	Portfolio —	Portfolio —	Portfolio —	Bond	Partners	Fasciano	Growth	Responsive	International	Regency	Fund —	Fund —	Markets	Fund —
	Service	Service	Service	Portfolio —	Portfolio	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Initial	Initial	Fund —	Initial
	Class	Class	Class	I Class	Class I	S Class	I Class	I Class	S Class	S Class	Class	Class	Initial Class	Class

Investment Income
Dividends	$2,466	$6,005	$3,869	$478,318	$239,773	—	—	$1,378	$868	$573	$439,139	$5,427	$150,848	$74,552
Expenses
Mortality and expense risks	918	2,812	1,093	101,922	215,431	$7,259	$4,690	5,609	2,332	765	31,946	52,506	159,089	31,651
Investment Expense	—	—	—	—	—	—	—	—	121	—	—	—	—	—

Total expenses	918	2,812	1,093	101,922	215,431	7,259	4,690	5,609	2,453	765	31,946	52,506	159,089	31,651

Net investment income (loss)	1,548	3,193	2,776	376,396	24,342	(7,259)	(4,690)	(4,231)	(1,585)	(192)	407,193	(47,079)	(8,241)	42,901

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	636	3,711	2,748	—	3,693,031	27,739	—	9,785	3,200	7,938	—	461,808	2,375,001	1,388,513
Net realized (loss) gain from redemption of investment shares	1,803	1,813	1,365	(93,741)	392,309	65,715	60,652	82,486	5,575	2,145	25,565	1,067,949	2,443,018	395,109

Net realized (loss) gain on investments	2,439	5,524	4,113	(93,741)	4,085,340	93,454	60,652	92,271	8,775	10,083	25,565	1,529,757	4,818,019	1,783,622

Net unrealized appreciation (depreciation) of investments:
Beginning of year	6,605	15,300	3,615	(724,527)	8,390,403	100,182	100,947	66,677	1,893	1,013	92,665	3,545,118	10,830,013	2,015,786
End of year	15,222	46,373	15,521	(481,205)	7,869,689	62,081	125,154	85,910	56,198	1,480	(62,761)	3,793,668	14,205,863	1,457,644

Net unrealized appreciation (depreciation) during the year	8,617	31,073	11,906	243,322	(520,714)	(38,101)	24,207	19,233	54,305	467	(155,426)	248,550	3,375,850	(558,142)

Net realized and unrealized gain (loss) on investments	11,056	36,597	16,019	149,581	3,564,626	55,353	84,859	111,504	63,080	10,550	(129,861)	1,778,307	8,193,869	1,225,480

Net increase in net assets resulting from operations	$12,604	$39,790	$18,795	$525,977	$3,588,968	$48,094	$80,169	$107,273	$61,495	$10,358	$277,332	$1,731,228	$8,185,628	$1,268,381

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

										Dreyfus
					Alger					Small
		Van Eck	Van Eck	Van Eck	American	Wells			Dreyfus	Cap	Dreyfus
	Van Eck	Worldwide	Worldwide	Worldwide	Small	Fargo		Dreyfus	Developing	Stock	Stock	American	American	American
	Worldwide	Hard	Emerging	Real	Capitalization	Advantage	Wells	Appreciation	Leaders	Index	Index	Century VP	Century	Century
	Bond	Assets	Markets	Estate	Portfolio:	VT	Fargo VT	Portfolio:	Portfolio:	Portfolio:	Fund:	International	VP Ultra	VP Value
	Fund —	Fund —	Fund —	Fund —	Class O	Discovery	Opportunity	Initial	Initial	Service	Initial	Fund:	Fund:	Fund:
	Class R1	Class R1	Class R1	Class R1	Shares	Fund	Fund	Shares	Shares	Shares	Shares	Class I	Class I	Class I

Investment Income
Dividends	$232,981	$3,768	$70,568	$68,886	—	—	—	$63,131	$1,031	$19,659	$170,611	$14,848	—	$101,102
Expenses
Mortality and expense risks	20,527	42,331	83,758	32,199	$235,065	$71,146	$58,391	28,584	1,671	38,523	70,738	6,033	$15,761	54,001
Investment Expense	384	1,776	543	156	—	—	—	—	—	—	—	—	—	—

Total expenses	20,911	44,107	84,301	32,355	235,065	71,146	58,391	28,584	1,671	38,523	70,738	6,033	15,761	54,001

Net investment income (loss)	212,070	(40,339)	(13,733)	36,531	(235,065)	(71,146)	(58,391)	34,547	(640)	(18,864)	99,873	8,815	(15,761)	47,101

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	320,652	1,111,051	1,282,977	—	—	903,927	—	21,329	111,494	—	—	—	637,767
Net realized (loss) gain from redemption of investment shares	(71,398)	495,168	936,964	55,261	1,075,333	283,515	351,996	243,651	2,655	198,884	354,926	80,795	71,456	164,281

Net realized (loss) gain on investments	(71,398)	815,820	2,048,015	1,338,238	1,075,333	283,515	1,255,923	243,651	23,984	310,378	354,926	80,795	71,456	802,048

Net unrealized appreciation (depreciation) of investments:
Beginning of year	(123,692)	1,160,579	2,709,247	718,470	10,710,738	1,268,990	2,516,518	340,445	23,507	585,337	626,705	169,259	169,025	362,008
End of year	(91,608)	1,602,806	4,795,234	589,106	16,109,689	2,367,856	2,222,610	657,701	3,003	948,368	1,579,653	281,259	8,952	837,364

Net unrealized appreciation (depreciation) during the year	32,084	442,227	2,085,987	(129,364)	5,398,951	1,098,866	(293,908)	317,256	(20,504)	363,031	952,948	112,000	(160,073)	475,356

Net realized and unrealized gain (loss) on investments	(39,314)	1,258,047	4,134,002	1,208,874	6,474,284	1,382,381	962,015	560,907	3,480	673,409	1,307,874	192,795	(88,617)	1,277,404

Net increase in net assets resulting from operations	$172,756	$1,217,708	$4,120,269	$1,245,405	$6,239,219	$1,311,235	$903,624	$595,454	$2,840	$654,545	$1,407,747	$201,610	$(104,378)	$1,324,505

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

										Janus Aspen
							Janus Aspen	Janus Aspen		Series —	Janus Aspen	Janus Aspen
	American		American		American	Janus Aspen	Series —	Series —	Janus Aspen	Risk	Series —	Series —	Oppenheimer	Oppenheimer
	Century VP	American	Century VP		Century VP	Series —	International	Global	Series —	Managed	International	Global	Capital	Global
	Income and	Century VP	Mid Cap	American	Inflation	Forty	Growth	Technology	Balanced	Core	Growth	Technology	Appreciation	Securities
	Growth	International	Value	Century VP	Protection	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Fund/VA:	Fund/VA:
	Fund:	Fund:	Fund:	Vista Fund:	Fund:	Service	Service	Service	Service	Service	Service II	Service II	Non-Service	Non-Service
	Class I	Class III	Class I	Class I	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Investment Income
Dividends	$27,794	$20,011	$1,553	—	$61,901	$3,325	$35,246	—	$17,883	$229	$64,121	—	$17,136	$27,692
Expenses
Mortality and expense risks	11,578	10,316	949	$550	12,714	16,552	11,475	$1,714	6,202	1,180	17,530	$1,611	35,614	18,302
Investment Expense	—	129	—	—	—	—	—	—	—	—	414	(40)	—	—

Total expenses	11,578	10,445	949	550	12,714	16,552	11,475	1,714	6,202	1,180	17,944	1,571	35,614	18,302

Net investment income (loss)	16,216	9,566	604	(550)	49,187	(13,227)	23,771	(1,714)	11,681	(951)	46,177	(1,571)	(18,478)	9,390

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	—	7,148	155	—	—	—	—	—	18,303	—	—	—	144,647
Net realized (loss) gain from redemption of investment shares	64,264	45,578	3,717	139	(17,843)	205,592	245,907	39,645	31,203	(110)	287,250	4,731	132,293	205,513

Net realized (loss) gain on investments	64,264	45,578	10,865	294	(17,843)	205,592	245,907	39,645	31,203	18,193	287,250	4,731	132,293	350,160

Net unrealized appreciation (depreciation) of investments:
Beginning of year	157,279	130,278	(138)	569	(28,164)	474,906	321,749	47,567	69,297	(11,325)	130,752	12,043	376,882	590,969
End of year	331,690	399,396	18,723	3,229	(37,097)	459,692	683,476	29,952	113,856	(10,594)	630,934	20,889	614,970	666,585

Net unrealized appreciation (depreciation) during the year	174,411	269,118	18,861	2,660	(8,933)	(15,214)	361,727	(17,615)	44,559	731	500,182	8,846	238,088	75,616

Net realized and unrealized gain (loss) on investments	238,675	314,696	29,726	2,954	(26,776)	190,378	607,634	22,030	75,762	18,924	787,432	13,577	370,381	425,776

Net increase in net assets resulting from operations	$254,891	$324,262	$30,330	$2,404	$22,411	$177,151	$631,405	$20,316	$87,443	$17,973	$833,609	$12,006	$351,903	$435,166

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

											Franklin
											Templeton	Franklin		Franklin
											VIP	Templeton	Franklin	Templeton
											Franklin	VIP	Templeton	VIP
			Oppenheimer			AIM V.I.	AIM V.I.	Federated	Federated	Federated	Small	Franklin	VIP	Templeton
	Oppenheimer	Oppenheimer	Main Street	Oppenheimer	AIM V.I.	Capital	Capital	Quality	American	Capital	Cap	Rising	Templeton	Developing
	Main Street	High Income	Small Cap	Global	Basic	Appreciation	Development	Bond	Leaders	Appreciation	Value	Dividends	Foreign	Markets
	Fund/VA:	Fund/VA:	Fund/VA:	Securities	Value Fund	Fund	Fund	Fund II:	Fund II:	Fund II:	Securities	Securities	Securities	Securities
	Non-Service	Non-Service	Non-Service	Fund/VA:	Series I	Series I	Series I	Primary	Primary	Primary	Fund —	Fund —	Fund —	Fund —
	Shares	Shares	Shares	Class 3	Shares	Shares	Shares	Shares	Shares	Shares	Class I	Class I	Class 1	Class 3

Investment Income
Dividends	$34,538	$66,184	$3,202	$66,252	$11,503	$187	—	$100,107	$1,298	$1,085	$64,406	$102,729	$22,991	$12,284
Expenses
Mortality and expense risks	22,628	6,592	15,109	54,211	19,136	2,115	$3,878	17,510	674	966	52,509	61,088	10,666	7,294
Investment Expense	—	—	—	78	—	—	—	—	—	—	—	—	—	91

Total expenses	22,628	6,592	15,109	54,289	19,136	2,115	3,878	17,510	674	966	52,509	61,088	10,666	7,385

Net investment income (loss)	11,910	59,592	(11,907)	11,963	(7,633)	(1,928)	(3,878)	82,597	624	119	11,897	41,641	12,325	4,899

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	—	63,198	346,840	127,191	—	11,600	—	10,738	—	270,933	41,362	—	—
Net realized (loss) gain from redemption of investment shares	135,265	(5,724)	116,955	175,451	73,593	14,708	20,823	(27,225)	(251)	1,949	393,790	465,948	91,262	99,025

Net realized (loss) gain on investments	135,265	(5,724)	180,153	522,291	200,784	14,708	32,423	(27,225)	10,487	1,949	664,723	507,310	91,262	99,025

Net unrealized appreciation (depreciation) of investments:
Beginning of year	349,148	967	194,365	935,391	221,466	22,527	44,809	(28,132)	3,913	5,688	1,006,564	646,030	286,300	36,648
End of year	631,972	28,063	286,905	1,605,084	359,885	28,773	95,596	3,566	9,244	23,540	1,476,060	1,529,948	504,906	165,466

Net unrealized appreciation (depreciation) during the year	282,824	27,096	92,540	669,693	138,419	6,246	50,787	31,698	5,331	17,852	469,496	883,918	218,606	128,818

Net realized and unrealized gain (loss) on investments	418,089	21,372	272,693	1,191,984	339,203	20,954	83,210	4,473	15,818	19,801	1,134,219	1,391,228	309,868	227,843

Net increase in net assets resulting from operations	$429,999	$80,964	$260,786	$1,203,947	$331,570	$19,026	$79,332	$87,070	$16,442	$19,920	$1,146,116	$1,432,869	$322,193	$232,742

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

	Franklin
	Templeton												Van
	VIP			MFS									Kampen
	Templeton			Investors						Vanguard			Core	Van Kampen	Van	T Rowe	T Rowe	T Rowe
	Global	AllianceBernstein		Growth		Putnam VT	Putnam VT	Putnam		Total	Vanguard		Plus	Emerging	Kampen	Price Blue	Price	Price
	Income	Growth and	AllianceBernstein	Stock	MFS Value	Growth &	International	VT	Vanguard	Bond	High	Vanguard	Fixed	Markets	U.S. Real	Chip	Equity	Limited
	Securities	Income	Small/ Mid Cap	Series —	Series:	Income	Equity	Voyager	Equity	Market	Yield	Mid Cap	Income	Debt	Estate	Growth	Income	Term Bond
	Fund —	Portfolio:	Value Portfolio:	Initial	Initial	Fund — IB	Fund — IB	Fund —	Income	Index	Bond	Index	Portfolio:	Portfolio:	Portfolio:	Portfolio —	Portfolio —	Portfolio
	Class 3	Class A	Class A	Class	Class	Class	Class	IB Class	Portfolio	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I	Class II	Class II	— Class II

Investment Income
Dividends	$11,057	$51,357	$11,110	—	$31,788	$6,070	$1,210	$1,030	$40,940	$32,596	$37,880	$18,327	$44,539	$31,731	$62,438	$2,856	$20,494	$6,734
Expenses
Mortality and expense risks	2,219	25,969	18,881	$5,022	20,354	3,073	1,412	6,091	15,026	8,319	5,159	18,470	7,732	2,431	40,369	6,711	10,182	1,271
Investment Expense	4	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	2,223	25,969	18,881	5,022	20,354	3,073	1,412	6,091	15,026	8,319	5,159	18,470	7,732	2,431	40,369	6,711	10,182	1,271

Net investment income (loss)	8,834	25,388	(7,771)	(5,022)	11,434	2,997	(202)	(5,061)	25,914	24,277	32,721	(143)	36,807	29,300	22,069	(3,855)	10,312	5,463

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	186,727	183,684	—	89,856	9,455	—	—	67,476	—	—	70,561	5,918	6,893	374,854	—	48,676	—
Net realized (loss) gain from redemption of investment shares	7,950	138,966	54,347	12,653	188,243	8,595	65,946	8,179	14,996	(4,135)	(6,743)	32,272	(5,449)	(2,531)	257,590	7,133	9,495	(622)

Net realized (loss) gain on investments	7,950	325,693	238,031	12,653	278,099	18,050	65,946	8,179	82,472	(4,135)	(6,743)	102,833	469	4,362	632,444	7,133	58,171	(622)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	1,959	289,512	191,842	54,255	320,181	24,338	78,671	82,097	27,192	(4,119)	5,071	199,592	(1,949)	12,686	567,015	3,212	(27,965)	(408)
End of year	17,455	539,448	309,404	97,081	572,454	70,127	64,230	124,712	205,156	8,106	18,963	330,499	(6,147)	13,405	1,762,007	83,726	149,537	1,852

Net unrealized appreciation (depreciation) during the year	15,496	249,936	117,562	42,826	252,273	45,789	(14,441)	42,615	177,964	12,225	13,892	130,907	(4,198)	719	1,194,992	80,514	177,502	2,260

Net realized and unrealized gain (loss) on investments	23,446	575,629	355,593	55,479	530,372	63,839	51,505	50,794	260,436	8,090	7,149	233,740	(3,729)	5,081	1,827,436	87,647	235,673	1,638

Net increase in net assets resulting from operations	$32,280	$601,017	$347,822	$50,457	$541,806	$66,836	$51,303	$45,733	$286,350	$32,367	$39,870	$233,597	$33,078	$34,381	$1,849,505	$83,792	$245,985	$7,101

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006

									Van					Gartmore
			Gartmore	Gartmore		Gartmore			Kampen	Gartmore	Gartmore		Gartmore	GVIT
		Gartmore	GVIT	GVIT	JP Morgan	GVIT Mid	Gartmore	Gartmore	GVIT	GVIT	GVIT	Gartmore	GVIT	Investor
		GVIT	Money	Government	GVIT	Cap	GVIT	GVIT	Comstock	Small	Small Cap	GVIT S&P	Government	Destinations
		Nationwide	Market	Bond	Balanced	Growth	International	Growth	Value	Company	Value	500 Index	Bond	Aggressive
		Fund —	Fund —	Fund —	Fund	Fund —	Value Fund	Fund	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class I	Class II

From Operations
Net investment income (loss)	$17,452,597	$727,318	$2,284,578	$876,631	$664,538	$(470,441)	$733,096	$(155,967)	$325,557	$(170,487)	$(78,359)	$1,961,759	$16,893	$49,520
Net realized (loss) gain on investments	74,006,044	(709,645)	—	(25,061)	31,170	1,166,839	5,271,541	(315,313)	2,504,780	(361,498)	4,408,181	(2,333,134)	328	126,963
Net unrealized appreciation (depreciation)
during the year	123,190,194	17,999,025	—	(195,318)	3,485,900	5,664,911	4,017,748	1,833,962	1,477,689	3,822,802	1,248,327	27,331,716	(3,888)	333,760

Net increase in net assets from operations	214,648,835	18,016,698	2,284,578	656,252	4,181,608	6,361,309	10,022,385	1,362,682	4,308,026	3,290,817	5,578,149	26,960,341	13,333	510,243

From Variable Life Policy Transactions
Policyholders’ net premiums	167,608,440	8,454,866	12,764,453	2,446,628	2,691,828	4,931,613	361,308	2,852,151	2,681,261	2,756,196	2,858,513	19,795,950	177,636	666,331
Cost of insurance and administrative charges	(114,221,662)	(6,883,024)	(6,206,960)	(1,733,647)	(2,381,415)	(3,722,075)	(2,309,719)	(1,951,840)	(1,771,487)	(1,971,571)	(2,017,529)	(14,851,595)	(61,428)	(264,720)
Surrenders and forfeitures	(116,934,194)	(11,249,248)	(10,326,486)	(1,708,702)	(2,295,760)	(5,923,306)	(2,998,397)	(1,511,615)	(1,670,417)	(1,344,787)	(2,162,394)	(11,485,367)	(3,023)	(137,567)
Transfers between portfolios and the Guaranteed Account	(3,190,090)	(3,573,885)	11,337,859	500,883	(912,106)	(1,727,823)	(4,334,692)	(1,291,608)	(790,139)	(1,641,996)	(2,754,877)	(8,615,209)	72,021	1,236,431
Net (withdrawals) repayments due to policy loans	(5,627,509)	1,028,203	(153,807)	(134,898)	267,639	(217,592)	(132,820)	12,475	(191,443)	(153,049)	(306,128)	(507,310)	(974)	8,874
Withdrawals due to death benefits	(4,865,284)	(477,408)	(224,861)	(258,429)	(207,689)	(115,311)	(114,686)	(141,333)	(113,021)	(41,052)	(124,090)	(832,358)	(2,418)	(524)

Net (decrease) increase in net assets derived from policy transactions	(77,230,299)	(12,700,496)	7,190,198	(888,165)	(2,837,503)	(6,774,494)	(9,529,006)	(2,031,770)	(1,855,246)	(2,396,259)	(4,506,505)	(16,495,889)	181,814	1,508,825

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	11,765	—	—	—	1,500	—	2,470	—	—	3,500	—	—	(17)	(149)

Total increase (decrease) in net assets	137,430,301	5,316,202	9,474,776	(231,913)	1,345,605	(413,185)	495,849	(669,088)	2,452,780	898,058	1,071,644	10,464,452	195,130	2,018,919
Net Assets
Beginning of year	1,691,906,540	147,443,882	48,237,004	25,647,390	37,690,375	72,034,822	49,868,531	26,639,067	29,318,712	30,197,974	35,273,828	194,588,008	346,638	2,295,653

End of year	$1,829,336,841	$152,760,084	$57,711,780	$25,415,477	$39,035,980	$71,621,637	$50,364,380	$25,969,979	$31,771,492	$31,096,032	$36,345,472	$205,052,460	$541,768	$4,314,572

Changes in Units
Beginning units	6,041,267	180,931	252,986	79,485	64,125	107,547	106,745	206,946	160,028	163,430	176,842	488,766	3,214	14,900

Units purchased	1,465,423	19,204	230,286	15,000	8,122	11,745	1,431	31,124	28,628	21,633	20,441	61,283	2,722	12,639
Units sold	(1,543,288)	(36,321)	(205,374)	(17,998)	(14,660)	(21,971)	(22,841)	(47,717)	(37,118)	(34,218)	(39,417)	(101,389)	(1,039)	(3,679)

Ending units	5,963,402	163,814	277,898	76,487	57,587	97,321	85,335	190,353	151,538	150,845	157,866	448,660	4,897	23,860

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

			Gartmore	Gartmore
	Gartmore	Gartmore	GVIT	GVIT			Federated	Gartmore	Gartmore			Gartmore
	GVIT	GVIT	Investor	Investor	Gartmore	Gartmore	GVIT	GVIT	GVIT		Gartmore	GVIT	Gartmore
	Investor	Investor	Destinations	Destinations	GVIT	GVIT	High	Global	Global	Gartmore GVIT	GVIT	Small	GVIT	Van Kampen
	Destinations	Destinations	Moderately	Moderately	Emerging	Mid Cap	Income	Financial	Health	Global	Global	Cap	U.S. Growth	GVIT Multi
	Conservative	Moderate	Aggressive	Conservative	Markets	Index	Bond	Services	Sciences	Technology and	Utilities	Growth	Leaders	Sector Bond
	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Communications	Fund —	Fund —	Fund —	Fund —
	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Fund — Class I	Class I	Class I	Class I	Class I

From Operations
Net investment income (loss)	$10,415	$195,977	$259,700	$28,460	$705	$17,117	$61,684	$4,388	$(6,342)	$(1,199)	$7,957	$(8,393)	$(5,992)	$53,402
Net realized (loss) gain on investments	5,704	235,901	329,452	37,303	152,555	144,371	(4,450)	60,472	(6,124)	9,188	18,492	127,846	27,255	5,056
Net unrealized appreciation (depreciation) during the year	6,629	730,098	1,520,088	34,871	244,653	160,960	32,927	(2,001)	29,975	3,270	100,888	(97,763)	(41,979)	3,510

Net increase in net assets from operations	22,748	1,161,976	2,109,240	100,634	397,913	322,448	90,161	62,859	17,509	11,259	127,337	21,690	(20,716)	61,968

From Variable Life Policy Transactions
Policyholders’ net premiums	53,045	2,636,694	3,698,154	316,234	72,639	566,681	29,281	12,894	11,557	3,732	9,921	184,464	177,086	205,941
Cost of insurance and administrative charges	(50,092)	(1,012,219)	(1,341,275)	(134,670)	(67,639)	(249,132)	(101,182)	(24,148)	(17,704)	(18,355)	(9,862)	(75,899)	(89,909)	(121,539)
Surrenders and forfeitures	(3,323)	(419,633)	(158,545)	(33,458)	(40,401)	(221,649)	(145,618)	(11,388)	(4,521)	(2,852)	(9,136)	(68,573)	(25,307)	(68,604)
Transfers between portfolios and the Guaranteed Account	92,778	992,753	4,522,976	53,709	(58,048)	303,497	(105,313)	89,673	35,571	45,032	37,378	164,192	550,457	282,850
Net (withdrawals) repayments due to policy loans	(1,174)	(4,427)	(142,942)	(8,283)	(11,599)	(68,501)	(18,496)	487	(521)	(14,563)	(4,599)	(8,874)	(21,139)	(9,555)
Withdrawals due to death benefits	7	(23,212)	(3,387)	—	(1,044)	(61,730)	(132)	—	—	—	—	—	(8,131)	(65)

Net (decrease) increase in net assets derived from policy transactions	91,241	2,169,956	6,574,981	193,532	(106,092)	269,166	(341,460)	67,518	24,382	12,994	23,702	195,310	583,057	289,028

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	—	—	(487)	—	22	—	—	—	(51)	—	5	(46)	(78)	—

Total increase (decrease) in net assets	113,989	3,331,932	8,683,734	294,166	291,843	591,614	(251,299)	130,377	41,840	24,253	151,044	216,954	562,263	350,996
Net Assets
Beginning of year	331,682	9,331,493	11,457,284	1,180,160	1,290,632	3,355,910	1,112,262	326,682	971,300	177,027	375,266	1,049,466	1,302,141	1,368,646

End of year	$445,671	$12,663,425	$20,141,018	$1,474,326	$1,582,475	$3,947,524	$860,963	$457,059	$1,013,140	$201,280	$526,310	$1,266,420	$1,864,404	$1,719,642

Changes in Units
Beginning units	2,899	68,395	76,925	8,852	2,726	17,840	6,710	1,253	2,685	1,133	981	6,754	6,666	9,714

Units purchased	944	26,184	56,778	4,010	567	6,623	140	455	182	124	396	5,452	6,958	4,352
Units sold	(480)	(12,067)	(13,949)	(2,541)	(819)	(4,835)	(1,756)	(206)	(341)	(387)	(392)	(4,356)	(3,085)	(2,010)

Ending units	3,363	82,512	119,754	10,321	2,474	19,628	5,094	1,502	2,526	870	985	7,850	10,539	12,056

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

			Gartmore	Gartmore			Federated	American		American
	Gartmore	Gartmore	GVIT	GVIT	Gartmore GVIT	Gartmore	GVIT	Funds	American	Funds	American
	GVIT	GVIT	Global	Global	Global	GVIT	High	GVIT	Funds	GVIT	Funds
	International	Emerging	Financial	Health	Technology and	Global	Income	Asset	GVIT	Global	GVIT	Merrill Lynch	Fidelity VIP	Fidelity VIP
	Value	Markets	Services	Sciences	Communications	Utilities	Bond	Allocation	Bond	Growth	Growth	Zero Coupon	Equity-Income	Growth
	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Bond	Portfolio:	Portfolio:
	Class III	Class III	Class III	Class III	Class III	Class III	Class III	Class II	Class II	Class II	Class II	Series Fund	Initial Class	Initial Class

From Operations
Net investment income (loss)	$369,333	$219	$4,356	$(3,919)	$(4,465)	$29,796	$44,835	$425	$(26)	$(80)	$319	$(13,285)	$4,070,694	$(471,299)
Net realized (loss) gain on investments	2,142,608	234,565	53,050	(16,476)	17,191	112,801	(42)	84	12	1,419	(14)	1,760,907	19,341,730	(5,625,609)
Net unrealized appreciation (depreciation) during the year	2,759,336	713,457	6,550	23,439	27,934	313,695	14,356	1,310	370	2,998	5,747	(1,715,197)	3,797,641	16,724,504

Net increase in net assets from operations	5,271,277	948,241	63,956	3,044	40,660	456,292	59,149	1,819	356	4,337	6,052	32,425	27,210,065	10,627,596

From Variable Life Policy Transactions
Policyholders’ net premiums	3,947,188	445,725	49,791	129,280	88,355	122,719	212,060	640	2,410	23,146	14,799	108,170	12,437,593	17,941,144
Cost of insurance and administrative charges	(1,220,304)	(228,943)	(24,188)	(33,762)	(39,494)	(78,041)	(35,379)	(2,101)	(571)	(2,800)	(3,419)	(98,661)	(9,578,478)	(13,504,861)
Surrenders and forfeitures	(1,386,804)	(84,365)	(2,615)	(38,352)	(17,360)	(51,334)	(11,234)	—	—	—	—	(80,991)	(10,237,238)	(12,404,867)
Transfers between portfolios and the Guaranteed Account	2,799,063	885,131	(194,468)	28,517	(151,629)	650,955	437,870	29,897	13,223	21,912	83,365	(11,773,737)	(3,718,063)	(6,368,945)
Net (withdrawals) repayments due to policy loans	(124,719)	(95,221)	(953)	(444)	(4,893)	(27,987)	(18,712)	—	—	—	—	(6,017)	(523,947)	(249,684)
Withdrawals due to death benefits	(46,987)	(7,303)	—	81	—	—	(15)	—	—	—	—	—	(408,706)	(348,237)

Net (decrease) increase in net assets derived from policy transactions	3,967,437	915,024	(172,433)	85,320	(125,021)	616,312	584,590	28,436	15,062	42,258	94,745	(11,851,236)	(12,028,839)	(14,935,450)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(14,447)	65	(17)	(24)	(12)	(21)	(34)	(2)	(2)	(3)	(5)	(8,236)	1,000	3,234

Total increase (decrease) in net assets	9,224,267	1,863,330	(108,494)	88,340	(84,373)	1,072,583	643,705	30,253	15,416	46,592	100,792	(11,827,047)	15,182,226	(4,304,620)
Net Assets
Beginning of year	22,396,340	2,128,827	487,326	524,450	702,733	947,714	253,481	—	—	—	—	11,827,047	146,738,494	182,826,113

End of year	$31,620,607	$3,992,157	$378,832	$612,790	$618,360	$2,020,297	$897,186	$30,253	$15,416	$46,592	$100,792	$—	$161,920,720	$178,521,493

Changes in Units
Beginning units	142,685	13,678	3,758	4,921	6,525	7,071	2,418	—	—	—	—	25,062	336,566	502,778

Units purchased	55,002	11,376	1,076	4,104	4,019	6,589	6,220	309	153	585	1,024	485	39,260	67,174
Units sold	(28,525)	(6,153)	(2,391)	(3,383)	(5,338)	(2,627)	(852)	(21)	(6)	(153)	(47)	(25,547)	(65,082)	(108,346)

Ending units	169,162	18,901	2,443	5,642	5,206	11,033	7,786	288	147	432	977	—	310,744	461,606

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

									Fidelity		Fidelity
				Fidelity				Fidelity	VIP II		VIP II		Fidelity
	Fidelity	Fidelity	Fidelity	VIP	Fidelity	Fidelity	Fidelity	VIP II	Investment		Investment	Fidelity	VIP III	Fidelity
	VIP High	VIP	VIP	Equity-	VIP	VIP	VIP	Asset	Grade	Fidelity	Grade	VIP III	Value	VIP IV
	Income	Overseas	Overseas	Income	Growth	Overseas	Overseas	Manager	Bond	VIP II	Bond	Mid Cap	Strategies	Energy
	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Contrafund	Portfolio:	Portfolio:	Portfolio:	Portfolio:
	Initial	Initial	Initial	Service	Service	Service	Service	Initial	Initial	Portfolio:	Service	Service	Service	Service
	Class	Class	Class R	Class	Class	Class	Class R	Class	Class	Initial Class	Class	Class	Class	Class 2

From Operations
Net investment income (loss)	$1,285,116	$94,373	$37,100	$58,111	$(8,089)	$158	$(1,411)	$894,653	$1,527,665	$867,111	$28,303	$(61,098)	$(4,208)	$(459)
Net realized (loss) gain on investments	(39,713)	1,166,217	930,653	321,927	7,755	19,088	44,377	(855,171)	19,509	13,761,744	(2,683)	2,394,977	375,748	196,113
Net unrealized appreciation (depreciation) during the year	592,339	4,650,189	2,966,577	57,702	85,450	17,676	163,767	2,692,175	166,234	(283,305)	12,515	(823,016)	(41,256)	(120,951)

Net increase in net assets from operations	1,837,742	5,910,779	3,934,330	437,740	85,116	36,922	206,733	2,731,657	1,713,408	14,345,550	38,135	1,510,863	330,284	74,703

From Variable Life Policy Transactions
Policyholders’ net premiums	1,481,087	515,726	4,118,599	923,875	587,117	2,576	408,686	3,944,084	4,495,066	11,116,102	297,530	1,356,950	196,797	78,213
Cost of insurance and administrative charges	(1,320,584)	(2,111,431)	(1,284,871)	(278,164)	(164,343)	(27,011)	(99,083)	(3,334,742)	(3,397,560)	(8,149,007)	(124,192)	(851,589)	(133,026)	(44,322)
Surrenders and forfeitures	(1,208,633)	(2,303,227)	(1,490,753)	(37,083)	(11,214)	4	(15,205)	(3,064,343)	(2,994,819)	(7,890,680)	(12,575)	(737,276)	(59,889)	(3,661)
Transfers between portfolios and the Guaranteed Account	(976,483)	(1,730,682)	835,599	476,874	303,450	(19,404)	201,277	(1,089,891)	4,202,618	2,725,209	71,468	989,624	(97,269)	528,991
Net (withdrawals) repayments due to policy loans	(64,080)	(156,866)	(374,208)	(2,445)	(8,366)	(564)	(2,647)	(157,743)	(118,430)	(834,137)	(6,161)	(122,957)	(32,068)	(15,126)
Withdrawals due to death benefits	(37,480)	(55,174)	(32,400)	(1,856)	(4,551)	(6,367)	289	(89,005)	(233,883)	(311,545)	(2,412)	(3,329)	(1,146)	(51)

Net (decrease) increase in net assets derived from policy transactions	(2,126,173)	(5,841,654)	1,771,966	1,081,201	702,093	(50,766)	493,317	(3,791,640)	1,952,992	(3,344,058)	223,658	631,423	(126,601)	544,044

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	—	—	(15,029)	—	—	—	(26)	—	—	—	—	13,000	—	(41)

Total increase (decrease) in net assets	(288,431)	69,125	5,691,267	1,518,941	787,209	(13,844)	700,024	(1,059,983)	3,666,400	11,001,492	261,793	2,155,286	203,683	618,706
Net Assets
Beginning of year	19,087,066	37,354,971	21,341,056	1,645,815	1,087,618	239,994	878,406	43,998,588	47,177,835	131,869,283	916,578	12,334,378	2,189,432	326,842

End of year	$18,798,635	$37,424,096	$27,032,323	$3,164,756	$1,874,827	$226,150	$1,578,430	$42,938,605	$50,844,235	$142,870,775	$1,178,371	$14,489,664	$2,393,115	$945,548

Changes in Units
Beginning units	91,495	130,400	137,020	11,468	8,095	1,304	6,705	138,727	199,063	365,088	8,327	49,974	11,040	2,430

Units purchased	13,327	2,541	44,019	9,495	6,700	14	5,166	16,788	50,949	52,567	3,578	17,437	2,120	7,026
Units sold	(24,504)	(26,887)	(35,523)	(2,461)	(1,622)	(269)	(1,577)	(29,342)	(40,439)	(62,707)	(1,564)	(14,213)	(2,738)	(3,385)

Ending units	80,318	106,054	145,516	18,502	13,173	1,049	10,294	126,173	209,573	354,948	10,341	53,198	10,422	6,071

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

				Neuberger
	Fidelity	Fidelity	Fidelity	Berman			Neuberger	Neuberger
	VIP IV	VIP IV	VIP IV	AMT	Neuberger	Neuberger	Berman	Berman	Neuberger	Neuberger	Van Eck		Van Eck	Van Eck
	Freedom	Freedom	Freedom	Limited	Berman	Berman	AMT Mid	AMT	Berman	Berman	Worldwide	Van Eck	Worldwide	Worldwide
	Fund 2010	Fund 2020	Fund 2030	Maturity	AMT	AMT	Cap	Socially	AMT	AMT	Bond	Worldwide	Emerging	Real Estate
	Portfolio —	Portfolio —	Portfolio —	Bond	Partners	Fasciano	Growth	Responsive	International	Regency	Fund —	Hard Assets	Markets	Fund —
	Service	Service	Service	Portfolio —	Portfolio	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Initial	Fund —	Fund —	Initial
	Class	Class	Class	I Class	Class I	S Class	I Class	I Class	S Class	S Class	Class	Initial Class	Initial Class	Class

From Operations
Net investment income (loss)	$1,548	$3,193	$2,776	$376,396	$24,342	$(7,259)	$(4,690)	$(4,231)	$(1,585)	$(192)	$407,193	$(47,079)	$(8,241)	$42,901
Net realized (loss) gain on investments	2,439	5,524	4,113	(93,741)	4,085,340	93,454	60,652	92,271	8,775	10,083	25,565	1,529,757	4,818,019	1,783,622
Net unrealized appreciation (depreciation) during the year	8,617	31,073	11,906	243,322	(520,714)	(38,101)	24,207	19,233	54,305	467	(155,426)	248,550	3,375,850	(558,142)

Net increase in net assets from operations	12,604	39,790	18,795	525,977	3,588,968	48,094	80,169	107,273	61,495	10,358	277,332	1,731,228	8,185,628	1,268,381

From Variable Life Policy Transactions
Policyholders’ net premiums	5,608	13,735	52,943	1,524,302	2,387,792	157,223	69,672	86,550	55,411	15,766	90,870	97,589	195,468	44,982
Cost of insurance and administrative charges	(5,709)	(16,064)	(16,662)	(1,056,760)	(1,996,675)	(77,582)	(68,101)	(80,023)	(24,562)	(3,703)	(334,841)	(278,138)	(1,022,397)	(288,412)
Surrenders and forfeitures	—	—	(1,055)	(1,435,738)	(3,146,399)	(88,686)	(80,802)	(157,701)	(2,794)	(2,011)	(802,187)	(302,973)	(1,216,713)	(234,027)
Transfers between portfolios and the Guaranteed Account	3,519	67,280	133,018	(509,161)	337,227	36,709	237,367	257,418	309,266	90,493	(157,859)	(569,777)	(1,265,753)	(189,035)
Net (withdrawals) repayments due to policy loans	—	—	—	(79,917)	(149,650)	(4,785)	(873)	(12,374)	(4,610)	—	261,462	(121,818)	(116,565)	(78,742)
Withdrawals due to death benefits	—	—	—	(45,114)	(78,695)	(939)	(2,910)	(317)	—	—	(9,148)	(4,531)	(91,095)	(11,635)

Net (decrease) increase in net assets derived from policy transactions	3,418	64,951	168,244	(1,602,388)	(2,646,400)	21,940	154,353	93,553	332,711	100,545	(951,703)	(1,179,648)	(3,517,055)	(756,869)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(10)	(21)	(10)	(650)	—	—	(37)	(39)	(17)	(11)	—	—	—	—

Total increase (decrease) in net assets	16,012	104,720	187,029	(1,077,061)	942,568	70,034	234,485	200,787	394,189	110,892	(674,371)	551,580	4,668,573	511,512
Net Assets
Beginning of year	134,722	317,008	82,365	16,000,794	33,093,725	964,302	541,510	748,034	72,003	24,775	5,377,687	7,717,735	22,881,615	4,709,829

End of year	$150,734	$421,728	$269,394	$14,923,733	$34,036,293	$1,034,336	$775,995	$948,821	$466,192	$135,667	$4,703,316	$8,269,315	$27,550,188	$5,221,341

Changes in Units
Beginning units	1,252	2,865	730	82,241	173,411	5,560	3,023	4,176	616	214	19,420	16,311	78,073	15,785

Units purchased	221	719	1,549	13,209	22,421	2,853	2,334	2,847	3,168	1,196	2,677	278	1,746	507
Units sold	(189)	(150)	(152)	(22,662)	(37,817)	(2,473)	(1,874)	(1,572)	(532)	(349)	(6,336)	(2,753)	(14,223)	(3,034)

Ending units	1,284	3,434	2,127	72,788	158,015	5,940	3,483	5,451	3,252	1,061	15,761	13,836	65,596	13,258

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

					Alger
			Van Eck		American				Dreyfus	Dreyfus
	Van Eck	Van Eck	Worldwide	Van Eck	Small			Dreyfus	Developing	Small Cap		American		American
	Worldwide	Worldwide	Emerging	Worldwide	Capitalization	Wells Fargo	Wells	Appreciation	Leaders	Stock Index	Dreyfus	Century VP	American	Century VP
	Bond	Hard Assets	Markets	Real Estate	Portfolio:	Advantage	Fargo VT	Portfolio:	Portfolio:	Portfolio:	Stock Index	International	Century VP	Value
	Fund —	Fund —	Fund —	Fund —	Class O	VT Discovery	Opportunity	Initial	Initial	Service	Fund: Initial	Fund:	Ultra Fund:	Fund:
	Class R1	Class R1	Class R1	Class R1	Shares	Fund	Fund	Shares	Shares	Shares	Shares	Class I	Class I	Class I

From Operations
Net investment income (loss)	$212,070	$(40,339)	$(13,733)	$36,531	$(235,065)	$(71,146)	$(58,391)	$34,547	$(640)	$(18,864)	$99,873	$8,815	$(15,761)	$47,101
Net realized (loss) gain on investments	(71,398)	815,820	2,048,015	1,338,238	1,075,333	283,515	1,255,923	243,651	23,984	310,378	354,926	80,795	71,456	802,048
Net unrealized appreciation (depreciation) during the year	32,084	442,227	2,085,987	(129,364)	5,398,951	1,098,866	(293,908)	317,256	(20,504)	363,031	952,948	112,000	(160,073)	475,356

Net increase in net assets from operations	172,756	1,217,708	4,120,269	1,245,405	6,239,219	1,311,235	903,624	595,454	2,840	654,545	1,407,747	201,610	(104,378)	1,324,505

From Variable Life Policy Transactions
Policyholders’ net premiums	595,346	637,949	1,769,722	591,691	3,087,189	1,194,932	878,117	608,670	38,730	1,216,015	1,617,312	30,374	483,208	895,445
Cost of insurance and administrative charges	(199,354)	(362,598)	(619,730)	(299,143)	(2,452,027)	(738,526)	(600,503)	(262,817)	(17,598)	(428,586)	(566,447)	(54,870)	(196,767)	(463,072)
Surrenders and forfeitures	(185,656)	(330,660)	(571,442)	(183,821)	(2,283,255)	(437,167)	(398,576)	(299,588)	(1,885)	(245,875)	(322,831)	(27,723)	(43,810)	(324,088)
Transfers between portfolios and the Guaranteed Account	214,158	1,327,317	208,892	234,198	(1,653,383)	(610,043)	(434,002)	264,086	(46,372)	578,861	(679,262)	26,181	(107,589)	878,671
Net (withdrawals) repayments due to policy loans	(19,601)	(57,642)	(210,338)	(92,253)	(124,366)	(52,759)	(150,971)	(37,622)	(177)	(83,391)	(16,924)	(4,447)	(16,621)	(52,628)
Withdrawals due to death benefits	(16,193)	(5,343)	(21,444)	(20,706)	(64,555)	(22,950)	(9,486)	758	—	(7,935)	(8,564)	—	576	(4,584)

Net (decrease) increase in net assets derived from policy transactions	388,700	1,209,023	555,660	229,966	(3,490,397)	(666,513)	(715,421)	273,487	(27,302)	1,029,089	23,284	(30,485)	118,997	929,744

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(299)	(3,624)	(9,323)	(280)	—	(1,420)	—	(884)	(16)	—	8,000	—	—	—

Total increase (decrease) in net assets	561,157	2,423,107	4,666,606	1,475,091	2,748,822	643,302	188,203	868,057	(24,478)	1,683,634	1,439,031	171,125	14,619	2,254,249
Net Assets
Beginning of year	2,771,982	4,724,798	10,258,253	4,031,485	34,014,195	9,712,121	8,261,822	3,629,773	247,116	4,457,866	9,258,298	873,583	2,020,614	7,105,745

End of year	$3,333,139	$7,147,905	$14,924,859	$5,506,576	$36,763,017	$10,355,423	$8,450,025	$4,497,830	$222,638	$6,141,500	$10,697,329	$1,044,708	$2,035,233	$9,359,994

Changes in Units
Beginning units	20,782	19,315	48,585	21,899	220,956	151,219	64,603	30,098	1,172	24,462	61,753	3,969	16,999	48,615

Units purchased	10,610	10,907	17,102	7,693	27,711	21,565	7,060	14,207	341	10,751	16,059	498	9,854	14,035
Units sold	(7,681)	(6,558)	(14,891)	(7,540)	(46,847)	(29,923)	(11,640)	(11,522)	(418)	(5,595)	(15,803)	(1,154)	(8,616)	(8,455)

Ending units	23,711	23,664	50,796	22,052	201,820	142,861	60,023	32,783	1,095	29,618	62,009	3,313	18,237	54,195

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

										Janus
	American						Janus	Janus		Aspen	Janus	Janus
	Century		American		American	Janus	Aspen	Aspen	Janus	Series —	Aspen	Aspen
	VP		Century		Century	Aspen	Series —	Series —	Aspen	Risk	Series —	Series —	Oppenheimer	Oppenheimer
	Income	American	VP Mid	American	VP	Series —	International	Global	Series —	Managed	International	Global	Capital	Global
	and	Century VP	Cap	Century	Inflation	Forty	Growth	Technology	Balanced	Core	Growth	Technology	Appreciation	Securities
	Growth	International	Value	VP Vista	Protection	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Fund/VA:	Fund/VA:
	Fund:	Fund:	Fund:	Fund:	Fund:	Service	Service	Service	Service	Service	Service II	Service II	Non-Service	Non-Service
	Class I	Class III	Class I	Class I	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

From Operations
Net investment income (loss)	$16,216	$9,566	$604	$(550)	$49,187	$(13,227)	$23,771	$(1,714)	$11,681	$(951)	$46,177	$(1,571)	$(18,478)	$9,390
Net realized (loss) gain on investments	64,264	45,578	10,865	294	(17,843)	205,592	245,907	39,645	31,203	18,193	287,250	4,731	132,293	350,160
Net unrealized appreciation (depreciation) during the year	174,411	269,118	18,861	2,660	(8,933)	(15,214)	361,727	(17,615)	44,559	731	500,182	8,846	238,088	75,616

Net increase in net assets from operations	254,891	324,262	30,330	2,404	22,411	177,151	631,405	20,316	87,443	17,973	833,609	12,006	351,903	435,166

From Variable Life Policy Transactions
Policyholders’ net premiums	265,773	238,208	48,329	13,408	188,802	306,205	38,822	3,690	163,396	26,821	320,782	42,554	1,020,564	65,025
Cost of insurance and administrative charges	(131,273)	(101,721)	(15,316)	(3,983)	(106,542)	(164,876)	(102,116)	(29,453)	(77,092)	(12,321)	(165,646)	(15,602)	(392,909)	(169,703)
Surrenders and forfeitures	(37,983)	(32,478)	(1,370)	(75)	(51,695)	(161,391)	(89,465)	(45,336)	(23,652)	(4,012)	(112,788)	(7,735)	(321,879)	(198,669)
Transfers between portfolios and the Guaranteed Account	15,588	431,104	172,132	103,867	(213,879)	(262,047)	881,002	(45,793)	129,961	38,018	1,988,989	52,835	440,135	36,228
Net (withdrawals) repayments due to policy loans	(11,022)	(8,198)	(1,718)	—	(13,634)	(9,749)	(2,093)	(5,001)	(67,154)	4,539	(29,101)	(236)	(68,487)	(36,240)
Withdrawals due to death benefits	(4,439)	—	(182)	—	(5,423)	(84)	(832)	(79)	(2,252)	(2,448)	(20,064)	(2,624)	(895)	—

Net (decrease) increase in net assets derived from policy transactions	96,644	526,915	201,875	113,217	(202,371)	(291,942)	725,318	(121,972)	123,207	50,597	1,982,172	69,192	676,529	(303,359)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	—	(25)	(11)	(9)	93	—	—	—	8,400	244	10,432	(16)	—	—

Total increase (decrease) in net assets	351,535	851,152	232,194	115,612	(179,867)	(114,791)	1,356,723	(101,656)	219,050	68,814	2,826,213	81,182	1,028,432	131,807
Net Assets
Beginning of year	1,482,034	1,073,967	38,665	16,429	1,804,271	2,452,957	1,263,484	307,259	795,313	162,462	875,718	161,721	4,428,711	2,751,743

End of year	$1,833,569	$1,925,119	$270,859	$132,041	$1,624,404	$2,338,166	$2,620,207	$205,603	$1,014,363	$231,276	$3,701,931	$242,903	$5,457,143	$2,883,550

Changes in Units
Beginning units	9,347	8,446	343	144	14,308	15,883	5,119	2,605	5,107	743	5,838	1,389	36,163	12,525

Units purchased	2,373	5,587	2,245	1,136	5,762	3,297	1,267	41	2,414	546	16,835	1,075	13,178	390
Units sold	(1,444)	(1,840)	(576)	(211)	(7,267)	(5,172)	(998)	(1,147)	(1,386)	(164)	(5,780)	(518)	(8,014)	(2,940)

Ending units	10,276	12,193	2,012	1,069	12,803	14,008	5,388	1,499	6,135	1,125	16,893	1,946	41,327	9,975

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

											Franklin
											Templeton	Franklin		Franklin
											VIP	Templeton	Franklin	Templeton
											Franklin	VIP	Templeton	VIP
			Oppenheimer			AIM V.I.	AIM V.I.	Federated	Federated	Federated	Small	Franklin	VIP	Templeton
	Oppenheimer	Oppenheimer	Main Street	Oppenheimer	AIM V.I.	Capital	Capital	Quality	American	Capital	Cap	Rising	Templeton	Developing
	Main Street	High Income	Small Cap	Global	Basic	Appreciation	Development	Bond	Leaders	Appreciation	Value	Dividends	Foreign	Markets
	Fund/VA:	Fund/VA:	Fund/VA:	Securities	Value Fund	Fund	Fund	Fund II:	Fund II:	Fund II:	Securities	Securities	Securities	Securities
	Non-Service	Non-Service	Non-Service	Fund/VA:	Series I	Series I	Series I	Primary	Primary	Primary	Fund —	Fund —	Fund —	Fund —
	Shares	Shares	Shares	Class 3	Shares	Shares	Shares	Shares	Shares	Shares	Class I	Class I	Class 1	Class 3

From Operations
Net investment income (loss)	$11,910	$59,592	$(11,907)	$11,963	$(7,633)	$(1,928)	$(3,878)	$82,597	$624	$119	$11,897	$41,641	$12,325	$4,899
Net realized (loss) gain on investments	135,265	(5,724)	180,153	522,291	200,784	14,708	32,423	(27,225)	10,487	1,949	664,723	507,310	91,262	99,025
Net unrealized appreciation (depreciation) during the year	282,824	27,096	92,540	669,693	138,419	6,246	50,787	31,698	5,331	17,852	469,496	883,918	218,606	128,818

Net increase in net assets from operations	429,999	80,964	260,786	1,203,947	331,570	19,026	79,332	87,070	16,442	19,920	1,146,116	1,432,869	322,193	232,742

From Variable Life Policy Transactions
Policyholders’ net premiums	494,973	167,167	212,769	1,710,014	392,865	84,331	84,212	465,670	11,222	21,759	904,761	852,208	48,345	223,765
Cost of insurance and administrative charges	(250,569)	(74,631)	(131,078)	(558,415)	(205,198)	(35,845)	(44,675)	(198,526)	(9,327)	(16,223)	(476,961)	(573,062)	(91,270)	(97,834)
Surrenders and forfeitures	(179,542)	(29,347)	(124,507)	(347,135)	(177,982)	(6,548)	(7,225)	(76,269)	(2,220)	(8,229)	(593,474)	(889,707)	(51,980)	(203,832)
Transfers between portfolios and the Guaranteed Account	414,045	148,876	686,742	1,385,068	185,782	(3,888)	109,316	303,994	47,923	23,882	713,820	305,860	42,563	593,676
Net (withdrawals) repayments due to policy loans	(15,518)	(1,870)	(18,520)	(74,078)	(20,756)	(117)	(1,384)	(75,723)	(32)	(356)	(15,794)	(41,559)	(35,258)	(364)
Withdrawals due to death benefits	—	(200)	(5,579)	(1,215)	(3,740)	—	—	(2,304)	—	—	(2,734)	(6,513)	(174)	(12,257)

Net (decrease) increase in net assets derived from policy transactions	463,389	209,995	619,827	2,114,239	170,971	37,933	140,244	416,842	47,566	20,833	529,618	(352,773)	(87,774)	503,154

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	—	449	(63)	(113)	26	(20)	(17)	—	(9)	(8)	(110)	(156)	(98)	(34)

Total increase (decrease) in net assets	893,388	291,408	880,550	3,318,073	502,567	56,939	219,559	503,912	63,999	40,745	1,675,624	1,079,940	234,321	735,862
Net Assets
Beginning of year	2,681,857	794,283	1,488,022	5,940,612	2,540,277	286,635	463,965	2,220,299	84,882	122,670	6,889,586	9,574,564	1,603,002	517,685

End of year	$3,575,245	$1,085,691	$2,368,572	$9,258,685	$3,042,844	$343,574	$683,524	$2,724,211	$148,881	$163,415	$8,565,210	$10,654,504	$1,837,323	$1,253,547

Changes in Units
Beginning units	19,483	5,853	7,147	45,095	15,003	2,030	2,102	19,395	597	788	34,003	61,187	5,324	4,063

Units purchased	8,372	2,595	5,795	27,285	5,278	895	1,285	7,988	162	307	11,344	20,906	244	9,015
Units sold	(4,226)	(1,134)	(2,439)	(12,227)	(4,468)	(715)	(566)	(3,753)	(115)	(175)	(8,614)	(24,631)	(1,251)	(5,348)

Ending units	23,629	7,314	10,503	60,153	15,813	2,210	2,821	23,630	644	920	36,733	57,462	4,317	7,730

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

	Franklin
	Templeton																	T Rowe
	VIP			MFS									Van			T Rowe	T Rowe	Price
	Templeton			Investors						Vanguard			Kampen	Van Kampen	Van	Price	Price	Limited
	Global	AllianceBernstein		Growth		Putnam VT	Putnam VT	Putnam		Total	Vanguard		Core Plus	Emerging	Kampen	Blue Chip	Equity	Term
	Income	Growth and	AllianceBernstein	Stock	MFS Value	Growth &	International	VT	Vanguard	Bond	High	Vanguard	Fixed	Markets	U.S. Real	Growth	Income	Bond
	Securities	Income	Small/ Mid Cap	Series —	Series:	Income	Equity	Voyager	Equity	Market	Yield	Mid Cap	Income	Debt	Estate	Portfolio	Portfolio	Portfolio
	Fund —	Portfolio:	Value Portfolio:	Initial	Initial	Fund — IB	Fund — IB	Fund —	Income	Index	Bond	Index	Portfolio:	Portfolio:	Portfolio:	—	—	—
	Class 3	Class A	Class A	Class	Class	Class	Class	IB Class	Portfolio	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I	Class II	Class II	Class II

From Operations
Net investment income (loss)	$8,834	$25,388	$(7,771)	$(5,022)	$11,434	$2,997	$(202)	$(5,061)	$25,914	$24,277	$32,721	$(143)	$36,807	$29,300	$22,069	$(3,855)	$10,312	$5,463
Net realized (loss) gain on investments	7,950	325,693	238,031	12,653	278,099	18,050	65,946	8,179	82,472	(4,135)	(6,743)	102,833	469	4,362	632,444	7,133	58,171	(622)
Net unrealized appreciation (depreciation) during the year	15,496	249,936	117,562	42,826	252,273	45,789	(14,441)	42,615	177,964	12,225	13,892	130,907	(4,198)	719	1,194,992	80,514	177,502	2,260

Net increase in net assets from operations	32,280	601,017	347,822	50,457	541,806	66,836	51,303	45,733	286,350	32,367	39,870	233,597	33,078	34,381	1,849,505	83,792	245,985	7,101

From Variable Life Policy Transactions
Policyholders’ net premiums	28,417	402,081	271,477	102,937	349,430	63,741	3,756	41,737	463,310	309,776	226,226	743,000	185,519	9,550	531,302	180,733	339,754	34,158
Cost of insurance and administrative charges	(13,445)	(214,896)	(133,909)	(61,177)	(181,607)	(30,929)	(11,702)	(27,712)	(139,267)	(97,103)	(71,039)	(205,887)	(92,730)	(22,507)	(307,610)	(57,217)	(148,858)	(8,671)
Surrenders and forfeitures	—	(458,983)	(52,392)	(63,116)	(406,039)	(30,611)	(39,964)	(26,293)	(14,822)	(10,034)	(5,448)	(40,870)	(148,195)	(16,102)	(221,234)	(96,028)	(215,484)	—
Transfers between portfolios and the Guaranteed Account	310,290	161,281	225,231	88,466	783,534	140,869	(99,009)	(7,161)	166,192	140,022	(44,334)	404,308	75,906	(21,254)	994,152	1,128,215	800,249	177,894
Net (withdrawals) repayments due to policy loans	(11,769)	(36,258)	(2,581)	36,775	33,652	(7,182)	348	(384)	(5,679)	(6,148)	(3,980)	(5,814)	(6,662)	(15,302)	(38,458)	(26,148)	(11,493)	—
Withdrawals due to death benefits	—	—	(3,567)	(7,047)	(1,392)	—	—	—	(4,256)	(1,788)	(1,605)	75	(65)	(823)	(4,588)	—	(258)	(171)

Net (decrease) increase in net assets derived from policy transactions	313,493	(146,775)	304,259	96,838	577,578	135,888	(146,571)	(19,813)	465,478	334,725	99,820	894,812	13,773	(66,438)	953,564	1,129,555	763,910	203,210

Amounts (withdrawn)/ contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(23)	(82)	(127)	(30)	—	(25)	15,800	—	—	—	—	—	—	(19)	44	(59)	(62)	(35)

Total increase (decrease) in net assets	345,750	454,160	651,954	147,265	1,119,384	202,699	(79,468)	25,920	751,828	367,092	139,690	1,128,409	46,851	(32,076)	2,803,113	1,213,288	1,009,833	210,276
Net Assets
Beginning of year	164,647	3,838,046	2,464,073	696,805	2,525,485	365,035	309,219	981,078	1,176,506	704,611	524,304	1,354,121	1,127,436	365,662	4,713,180	299,226	891,372	56,684

End of year	$510,397	$4,292,206	$3,116,027	$844,070	$3,644,869	$567,734	$229,751	$1,006,998	$1,928,334	$1,071,703	$663,994	$2,482,530	$1,174,287	$333,586	$7,516,293	$1,512,514	$1,901,205	$266,960

Changes in Units
Beginning units	1,674	25,189	12,590	5,019	14,577	2,559	885	3,939	8,568	6,477	4,203	7,819	9,174	1,667	21,075	2,658	8,420	564

Units purchased	3,760	5,987	2,954	1,315	7,944	778	64	467	4,865	4,603	2,504	6,605	2,857	190	6,225	12,567	10,830	2,647
Units sold	(802)	(8,035)	(1,589)	(1,019)	(5,436)	(500)	(221)	(631)	(1,685)	(1,543)	(1,744)	(1,702)	(2,814)	(382)	(3,129)	(2,858)	(4,006)	(646)

Ending units	4,632	23,141	13,955	5,315	17,085	2,837	728	3,775	11,748	9,537	4,963	12,722	9,217	1,475	24,171	12,367	15,244	2,565

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005

														Gartmore
			Gartmore						Van					GVIT
		Gartmore	GVIT	Gartmore	JP Morgan	Gartmore	Dreyfus	Gartmore	Kampen	Gartmore	Gartmore	Gartmore	Gartmore	Investor
		GVIT	Money	GVIT	GVIT	GVIT Mid	GVIT	GVIT	GVIT	GVIT Small	GVIT Small	GVIT Equity	GVIT	Destinations
		Nationwide	Market	Government	Balanced	Cap Growth	International	Growth	Comstock	Company	Cap Value	500 Index	Government	Aggressive
		Fund	Fund	Bond Fund	Fund	Fund	Value Fund	Fund	Value —	Fund	Fund	Fund	Bond Fund	Fund
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class I	Class II

From Operations
Net investment income (loss)	$11,747,476	$461,414	$1,049,069	$780,060	$552,268	$(453,636)	$290,988	$(154,635)	$272,849	$(199,224)	$(212,163)	$1,805,621	$8,882	$23,828
Net realized (loss) gain on investments	21,043,151	(2,257,063)	—	(72,262)	(136,889)	1,770,177	2,460,942	(613,146)	1,525,186	2,427,767	5,180,633	(4,579,652)	(1,165)	71,394
Net unrealized appreciation (depreciation) during the year	88,591,557	11,345,399	—	(74,238)	319,652	4,805,345	2,425,453	2,263,459	(764,401)	1,000,489	(4,254,815)	10,336,136	(1,465)	34,449

Net increase in net assets from operations	121,382,184	9,549,750	1,049,069	633,560	735,031	6,121,886	5,177,383	1,495,678	1,033,634	3,229,032	713,655	7,562,105	6,252	129,671

From Variable Life Policy Transactions
Policyholders’ net premiums	190,946,467	10,003,518	15,901,686	2,996,785	3,093,561	5,839,538	435,260	3,398,517	3,022,353	3,212,737	3,428,294	22,864,278	124,137	489,231
Cost of insurance and administrative charges	(118,497,328)	(7,279,950)	(6,274,952)	(1,910,528)	(2,423,270)	(3,888,954)	(2,620,707)	(2,241,803)	(1,914,776)	(2,215,453)	(2,150,515)	(16,071,474)	(48,567)	(155,787)
Surrenders and forfeitures	(110,989,406)	(11,386,830)	(7,753,512)	(1,581,657)	(2,085,296)	(5,882,024)	(3,388,267)	(1,983,489)	(1,936,360)	(1,943,042)	(2,339,935)	(12,369,090)	(4,015)	(28,623)
Transfers between portfolios and the Guaranteed Account	(1,892,281)	(2,230,960)	(4,827,446)	114,438	(186,161)	(1,091,723)	(1,986,838)	(1,149,862)	704,913	(2,019,128)	(841,425)	(7,823,814)	65,242	459,493
Net (withdrawals) repayments due to policy loans	(3,638,400)	762,632	138,050	29,981	27,668	(67,550)	(154,605)	(88,177)	(83,307)	(109,660)	(161,462)	(528,562)	89	10,465
Withdrawals due to death benefits	(6,299,860)	(1,001,275)	(206,988)	(91,061)	(82,048)	(56,341)	(59,111)	(54,308)	(52,097)	(30,927)	(23,465)	(859,855)	—	—

Net (decrease) increase in net assets derived from policy transactions	(50,370,808)	(11,132,865)	(3,023,162)	(442,042)	(1,655,546)	(5,147,054)	(7,774,268)	(2,119,122)	(259,274)	(3,105,473)	(2,088,508)	(14,788,517)	136,886	774,779

Amounts (withdrawn)/ contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	54	27,500	(1,000)	(1,000)	3,000	11,000	25,000	2,500	3,500	1,000	2,000	1,500	(2)	(41)

Total increase (decrease) in net assets	71,011,430	(1,555,615)	(1,975,093)	190,518	(917,515)	985,832	(2,571,885)	(620,944)	777,860	124,559	(1,372,853)	(7,224,912)	143,136	904,409
Net Assets
Beginning of year	1,620,895,110	148,999,497	50,212,097	25,456,872	38,607,890	71,048,990	52,440,416	27,260,011	28,540,852	30,073,415	36,646,681	201,812,920	203,502	1,391,244

End of year	$1,691,906,540	$147,443,882	$48,237,004	$25,647,390	$37,690,375	$72,034,822	$49,868,531	$26,639,067	$29,318,712	$30,197,974	$35,273,828	$194,588,008	$346,638	$2,295,653

Changes in Units
Beginning units	6,027,363	196,949	271,364	80,349	68,429	117,490	125,900	225,104	161,859	182,925	189,197	525,044	1,934	9,680

Units purchased	1,875,940	25,667	216,213	18,523	13,000	16,347	2,726	40,470	37,293	24,989	31,786	74,559	1,819	7,663
Units sold	(1,862,036)	(41,685)	(234,591)	(19,387)	(17,304)	(26,290)	(21,881)	(58,628)	(39,124)	(44,484)	(44,141)	(110,837)	(539)	(2,443)

Ending units	6,041,267	180,931	252,986	79,485	64,125	107,547	106,745	206,946	160,028	163,430	176,842	488,766	3,214	14,900

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

			Gartmore	Gartmore
	Gartmore	Gartmore	GVIT	GVIT				Gartmore	Gartmore					Van
	GVIT	GVIT	Investor	Investor	Gartmore			GVIT	GVIT	Gartmore	Gartmore	Gartmore	Gartmore	Kampen
	Investor	Investor	Destinations	Destinations	GVIT	Dreyfus	Federated	Global	Global	GVIT	GVIT	GVIT	GVIT	GVIT
	Destinations	Destinations	Moderately	Moderately	Emerging	GVIT Mid	GVIT High	Financial	Health	Global	Global	Small Cap	U.S. Growth	Multi
	Conservative	Moderate	Aggressive	Conservative	Markets	Cap Index	Income	Services	Sciences	Technology and	Utilities	Growth	Leaders	Sector
	Fund	Fund	Fund	Fund	Fund	Fund	Bond Fund	Fund	Fund	Communications	Fund	Fund	Fund	Bond Fund
	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Fund Class I	Class I	Class I	Class I	Class I

From Operations
Net investment income (loss)	$6,502	$132,769	$137,171	$20,233	$(771)	$10,436	$83,686	$3,605	$(5,921)	$(1,337)	$4,993	$(6,001)	$(5,883)	$40,214
Net realized (loss) gain on investments	6,359	216,451	306,963	33,617	120,813	286,251	471	38,503	113,253	(26,202)	78,585	29,637	190,535	10,216
Net unrealized appreciation (depreciation) during the year	(5,107)	60,294	189,961	(10,105)	151,229	14,299	(67,815)	(17,728)	(34,448)	12,872	(68,708)	40,947	(86,796)	(32,015)

Net increase in net assets from operations	7,754	409,514	634,095	43,745	271,271	310,986	16,342	24,380	72,884	(14,667)	14,870	64,583	97,856	18,415

From Variable Life Policy Transactions
Policyholders’ net premiums	68,976	2,094,143	2,802,161	334,565	25,281	624,128	82,782	659	18,781	1,971	4,092	163,400	124,639	185,643
Cost of insurance and administrative charges	(31,509)	(724,123)	(954,258)	(118,238)	(63,447)	(201,127)	(121,538)	(14,958)	(24,068)	(21,104)	(8,088)	(68,439)	(57,607)	(114,936)
Surrenders and forfeitures	(8,285)	(148,478)	(121,670)	(44,223)	(23,381)	(87,608)	(66,397)	(60)	(953)	(2,441)	(221)	(13,557)	(10,862)	(31,935)
Transfers between portfolios and the Guaranteed Account	19,425	2,343,865	2,337,756	31,575	199,817	643,821	125,836	38,763	71,675	(77,696)	155,213	56,066	510,846	254,807
Net (withdrawals) repayments due to policy loans	80	(5,618)	(12,238)	133	(5,036)	(13,156)	(5,936)	279	3,091	(5,563)	—	(27,073)	(23,108)	(12,771)
Withdrawals due to death benefits	—	—	(4,525)	(1,591)	—	(930)	—	—	(492)	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	48,687	3,559,789	4,047,226	202,221	133,234	965,128	14,747	24,683	68,034	(104,833)	150,996	110,397	543,908	280,808

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	—	137	327	100	20	—	—	—	(28)	—	—	(7)	23	—

Total increase (decrease) in net assets	56,441	3,969,440	4,681,648	246,066	404,525	1,276,114	31,089	49,063	140,890	(119,500)	165,866	174,973	641,787	299,223
Net Assets
Beginning of year	275,241	5,362,053	6,775,636	934,094	886,107	2,079,796	1,081,173	277,619	830,410	296,527	209,400	874,493	660,354	1,069,423

End of year	$331,682	$9,331,493	$11,457,284	$1,180,160	$1,290,632	$3,355,910	$1,112,262	$326,682	$971,300	$177,027	$375,266	$1,049,466	$1,302,141	$1,368,646

Changes in Units
Beginning units	2,462	40,617	48,687	7,325	3,501	11,798	6,739	1,646	2,624	1,954	803	5,900	3,485	7,900

Units purchased	1,059	40,600	37,893	3,598	491	9,304	2,457	153	520	155	309	3,080	4,109	3,921
Units sold	(622)	(12,822)	(9,655)	(2,071)	(1,266)	(3,262)	(2,486)	(546)	(459)	(976)	(131)	(2,226)	(928)	(2,107)

Ending units	2,899	68,395	76,925	8,852	2,726	17,840	6,710	1,253	2,685	1,133	981	6,754	6,666	9,714

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

														Fidelity
			Gartmore	Gartmore										VIP
		Gartmore	GVIT	GVIT	Gartmore	Gartmore	Federated							Investment
	Dreyfus	GVIT	Global	Global	GVIT	GVIT	GVIT		Fidelity VIP		Fidelity VIP		Fidelity VIP	Grade
	GVIT	Emerging	Financial	Health	Global	Global	High	Zero	Equity-	Fidelity VIP	High	Fidelity VIP	Overseas	Bond
	International	Markets	Services	Sciences	Technology and	Utilities	Income	Coupon	Income	Growth	Income	Overseas	Portfolio	Portfolio
	Value Fund	Fund Class	Fund	Fund	Communications	Fund	Bond —	Bond Series	Portfolio	Portfolio	Portfolio	Portfolio	Initial	Service
	Class III	III	Class III	Class III	Fund Class III	Class III	Class III	Fund	Initial Class	Initial Class	Initial Class	Initial Class	Class R	Class

From Operations
Net investment income (loss)	$126,027	$(3,204)	$3,573	$(6,480)	$(4,313)	$11,196	$11,796	$64,976	$1,437,641	$(274,838)	$2,844,766	$16,669	$(11,365)	$19,446
Net realized (loss) gain on investments	773,354	251,462	41,757	79,845	(6,406)	139,313	(2,085)	361,156	5,863,958	(4,137,746)	1,171,702	(2,363,547)	411,013	9,472
Net unrealized appreciation (depreciation) during the year	1,293,919	155,877	(19,970)	(38,857)	(9,234)	(117,663)	(3,779)	(225,359)	(23,101)	13,150,355	(3,602,156)	8,219,042	2,904,871	(18,529)

Net increase in net assets from operations	2,193,300	404,135	25,360	34,508	(19,953)	32,846	5,932	200,773	7,278,498	8,737,771	414,312	5,872,164	3,304,519	10,389

From Variable Life Policy Transactions
Policyholders’ net premiums	5,529,660	300,393	37,483	104,577	100,468	70,618	103,917	848,452	14,655,110	22,116,591	1,787,795	599,877	4,799,573	309,155
Cost of insurance and administrative charges	(967,629)	(108,550)	(11,674)	(38,875)	(30,070)	(46,798)	(8,345)	(796,484)	(10,230,679)	(15,185,401)	(1,469,256)	(2,353,333)	(1,066,324)	(111,726)
Surrenders and forfeitures	(866,039)	(18,206)	(5,769)	(18,125)	(2,281)	(49,888)	(1,564)	(714,148)	(9,667,280)	(12,731,000)	(924,484)	(2,742,232)	(1,153,020)	(7,122)
Transfers between portfolios and the Guaranteed Account	2,662,573	826,854	376,410	267,205	268,230	655,450	153,717	(56,084)	(5,190,231)	(11,408,900)	(2,441,859)	(2,677,792)	1,172,223	49,600
Net (withdrawals) repayments due to policy loans	(140,295)	(12,989)	(356)	(7,011)	(2,189)	(750)	(168)	12,180	(464,356)	(313,205)	(13,887)	(108,830)	(191,803)	(2,018)
Withdrawals due to death benefits	(18,070)	—	—	(126)	—	—	—	(1,585)	(719,412)	(829,181)	(24,901)	(95,418)	(11,053)	(3,973)

Net (decrease) increase in net assets derived from policy transactions	6,200,200	987,502	396,094	307,645	334,158	628,632	247,557	(707,669)	(11,616,848)	(18,351,096)	(3,086,592)	(7,377,728)	3,549,596	233,916

Amounts (withdrawn)/ contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(5,044)	112	2	2	(10)	1	(8)	38	(1,000)	(7,000)	3,500	(4,500)	(11,000)	—

Total increase (decrease) in net assets	8,388,456	1,391,749	421,456	342,155	314,195	661,479	253,481	(506,858)	(4,339,350)	(9,620,325)	(2,668,780)	(1,510,064)	6,843,115	244,305
Net Assets
Beginning of year	14,007,884	737,078	65,870	182,295	388,538	286,235	—	12,333,905	151,077,844	192,446,438	21,755,846	38,865,035	14,497,941	672,273

End of year	$22,396,340	$2,128,827	$487,326	$524,450	$702,733	$947,714	$253,481	$11,827,047	$146,738,494	$182,826,113	$19,087,066	$37,354,971	$21,341,056	$916,578

Changes in Units
Beginning units	102,795	6,238	561	1,842	3,563	2,258	—	26,566	366,652	559,541	108,255	164,496	113,387	6,188

Units purchased	67,035	12,528	3,608	8,086	7,740	7,023	3,883	2,770	50,438	84,691	30,069	4,845	56,917	3,720
Units sold	(27,145)	(5,088)	(411)	(5,007)	(4,778)	(2,210)	(1,465)	(4,274)	(80,524)	(141,454)	(46,829)	(38,941)	(33,284)	(1,581)

Ending units	142,685	13,678	3,758	4,921	6,525	7,071	2,418	25,062	336,566	502,778	91,495	130,400	137,020	8,327

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

														Neuberger
									Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Berman
	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity		Fidelity	VIP III	VIP	VIP	VIP	VIP	AMT
	VIP	VIP	VIP	VIP	VIP II	VIP II	Fidelity	VIP III	Value	Natural	Freedom	Freedom	Freedom	Limited
	Equity-	Growth	Overseas	Overseas	Asset	Investment	VIP II	Mid Cap	Strategies	Resources	Fund 2010	Fund 2020	Fund 2030	Maturity
	Income	Portfolio	Portfolio	Portfolio	Manager	Grade Bond	Contrafund	Portfolio	Portfolio	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Bond
	Portfolio	Service	Service	Service	Portfolio	Portfolio	Portfolio	Service	Service	Service	Service	Service	Service	Portfolio
	Service Class	Class	Class	Class R	Initial Class	Initial Class	Initial Class	Class	Class	Class 2	Class	Class	Class	Class I

From Operations
Net investment income (loss)	$4,501	$(3,643)	$(352)	$(1,965)	$946,637	$1,352,113	$(452,654)	$(67,893)	$(15,255)	$518	$139	$642	$220	$348,151
Net realized (loss) gain on investments	44,894	15,239	7,391	15,572	(1,192,477)	1,199,565	1,529,869	617,234	86,234	45,014	95	203	114	(47,676)
Net unrealized appreciation (depreciation) during the year	32,955	39,259	30,450	107,788	1,681,932	(1,873,802)	17,401,816	1,168,739	(67,842)	16,944	6,604	15,300	3,615	(181,849)

Net increase in net assets from operations	82,350	50,855	37,489	121,395	1,436,092	677,876	18,479,031	1,718,080	3,137	62,476	6,838	16,145	3,949	118,626

From Variable Life Policy Transactions
Policyholders’ net premiums	686,187	374,914	3,006	331,722	4,688,397	6,872,070	11,601,366	1,078,879	312,308	13,066	1,177	250	32,352	2,100,273
Cost of insurance and administrative charges	(191,015)	(110,392)	(30,521)	(51,642)	(3,729,156)	(3,671,959)	(8,334,814)	(605,810)	(159,543)	(10,256)	(2,199)	(4,330)	(4,538)	(1,293,265)
Surrenders and forfeitures	(9,405)	(7,755)	(390)	(2,937)	(3,734,087)	(3,750,600)	(7,050,999)	(414,133)	(98,226)	(349)	—	—	—	(919,545)
Transfers between portfolios and the Guaranteed Account	265,158	82,554	(792)	157,809	(1,636,807)	1,338,021	3,715,747	3,014,713	(285,216)	262,195	128,907	304,947	50,603	(83,415)
Net (withdrawals) repayments due to policy loans	(1,036)	(956)	196	(363)	(113,281)	(179,897)	(635,340)	(34,566)	41,259	(285)	—	(2)	—	18,419
Withdrawals due to death benefits	—	—	—	—	(393,864)	(151,112)	(562,379)	—	(164,529)	—	—	—	—	(14,929)

Net (decrease) increase in net assets derived from policy transactions	749,889	338,365	(28,501)	434,589	(4,918,798)	456,523	(1,266,419)	3,039,083	(353,947)	264,371	127,885	300,865	78,417	(192,462)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	—	—	—	21	(1,500)	1,000	—	(13,000)	(100)	(5)	(1)	(2)	(1)	(6,879)

Total increase (decrease) in net assets	832,239	389,220	8,988	556,005	(3,484,206)	1,135,399	17,212,612	4,744,163	(350,910)	326,842	134,722	317,008	82,365	(80,715)
Net Assets
Beginning of year	813,576	698,398	231,006	322,401	47,482,794	46,042,436	114,656,671	7,590,215	2,540,342	—	—	—	—	16,081,509

End of year	$1,645,815	$1,087,618	$239,994	$878,406	$43,998,588	$47,177,835	$131,869,283	$12,334,378	$2,189,432	$326,842	$134,722	$317,008	$82,365	$16,000,794

Changes in Units
Beginning units	5,950	5,452	1,482	2,905	157,168	192,103	371,697	36,442	11,641	—	—	—	—	82,568

Units purchased	7,178	4,213	25	4,612	20,171	50,281	67,655	26,354	6,946	5,502	1,273	2,910	772	17,322
Units sold	(1,660)	(1,570)	(203)	(812)	(38,612)	(43,321)	(74,264)	(12,822)	(7,547)	(3,072)	(21)	(45)	(42)	(17,649)

Ending units	11,468	8,095	1,304	6,705	138,727	199,063	365,088	49,974	11,040	2,430	1,252	2,865	730	82,241

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

			Neuberger
		Neuberger	Berman	Neuberger	Neuberger	Neuberger		Van Eck	Van Eck			Van Eck	Van Eck	Van Eck
	Neuberger	Berman	AMT	Berman	Berman	Berman	Van Eck	Worldwide	Worldwide	Van Eck		Worldwide	Worldwide	Worldwide
	Berman	AMT	Mid Cap	AMT	AMT	AMT	Worldwide	Hard	Emerging	Worldwide	Van Eck	Hard	Emerging	Real
	AMT	Fasciano	Growth	Socially	International	Regency	Bond	Assets	Markets	Real Estate	Worldwide	Assets	Markets	Estate
	Partners	Portfolio	Portfolio	Responsive	Portfolio —	Portfolio —	Fund Initial	Fund Initial	Fund Initial	Fund Initial	Bond Fund	Fund	Fund	Fund
	Portfolio	Class S	Class I	Portfolio	Class S	Class S	Class	Class	Class	Class	Class R	Class R	Class R	Class R

From Operations
Net investment income (loss)	$96,916	$(6,527)	$(3,102)	$(3,192)	$(33)	$(41)	$404,989	$(19,353)	$37,259	$68,683	$121,881	$(16,730)	$(459)	$25,560
Net realized (loss) gain on investments	(21,220)	49,569	8,673	8,229	780	3	190,126	657,201	2,334,748	433,021	10,050	450,622	482,391	153,148
Net unrealized appreciation (depreciation) during the year	4,898,698	(17,392)	54,427	33,352	1,893	1,013	(824,789)	1,907,745	3,331,319	316,700	(220,316)	1,014,873	1,843,376	485,397

Net increase in net assets from operations	4,974,394	25,650	59,998	38,389	2,640	975	(229,674)	2,545,593	5,703,326	818,404	(88,385)	1,448,765	2,325,308	664,105

From Variable Life Policy Transactions
Policyholders’ net premiums	2,712,115	134,120	72,686	71,490	9,648	502	81,207	156,356	439,994	58,950	721,636	593,838	2,026,737	592,358
Cost of insurance and administrative charges	(2,033,516)	(75,849)	(48,245)	(37,745)	(837)	(376)	(397,033)	(301,330)	(1,131,928)	(344,638)	(173,323)	(211,421)	(531,272)	(204,633)
Surrenders and forfeitures	(2,363,502)	(78,733)	(24,338)	—	(148)	—	(446,070)	(237,535)	(1,366,393)	(249,726)	(205,854)	(183,879)	(422,038)	(187,639)
Transfers between portfolios and the Guaranteed Account	573,866	107	103,712	354,538	62,442	23,676	(94,971)	454,240	(1,468,141)	(163,311)	727,234	1,176,639	711,223	1,041,962
Net (withdrawals) repayments due to policy loans	(39,402)	(3,059)	(1,060)	(988)	(1,741)	—	(3,934)	(95,003)	(72,615)	(16,596)	(99,187)	(38,418)	(62,681)	(31,308)
Withdrawals due to death benefits	(314,622)	—	—	—	—	—	(79,200)	(54,944)	(38,538)	(138,401)	(237)	(8,674)	(8,301)	(734)

Net (decrease) increase in net assets derived from policy transactions	(1,465,061)	(23,414)	102,755	387,295	69,364	23,802	(940,001)	(78,216)	(3,637,621)	(853,722)	970,269	1,328,085	1,713,668	1,210,006

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	1,967	5,391	(14)	(16)	(1)	(2)	(1,000)	(6,000)	(3,000)	(2,000)	(260)	5,427	(4,988)	973

Total increase (decrease) in net assets	3,511,300	7,627	162,739	425,668	72,003	24,775	(1,170,675)	2,461,377	2,062,705	(37,318)	881,624	2,782,277	4,033,988	1,875,084
Net Assets
Beginning of year	29,582,425	956,675	378,771	322,366	—	—	6,548,362	5,256,358	20,818,910	4,747,147	1,890,358	1,942,521	6,224,265	2,156,401

End of year	$33,093,725	$964,302	$541,510	$748,034	$72,003	$24,775	$5,377,687	$7,717,735	$22,881,615	$4,709,829	$2,771,982	$4,724,798	$10,258,253	$4,031,485

Changes in Units
Beginning units	186,553	5,642	2,424	1,499	—	—	23,921	17,875	93,763	20,261	15,037	13,300	40,952	13,922

Units purchased	31,081	2,053	996	2,910	691	217	1,377	1,864	2,032	661	11,354	17,635	26,249	14,341
Units sold	(44,223)	(2,135)	(397)	(233)	(75)	(3)	(5,878)	(3,428)	(17,722)	(5,137)	(5,609)	(11,620)	(18,616)	(6,364)

Ending units	173,411	5,560	3,023	4,176	616	214	19,420	16,311	78,073	15,785	20,782	19,315	48,585	21,899

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

	Alger						Dreyfus
	American					Dreyfus	Small Cap					American		American
	Small	Strong Mid			Dreyfus	Developing	Stock	Dreyfus	American			Century VP	American	Century VP
	Capitalization	Cap Growth	Wells Fargo		Appreciation	Leaders	Index	Stock	Century VP	American	American	Income and	Century VP	Mid Cap
	Portfolio	Fund II	Advantage	Wells Fargo	Portfolio	Portfolio	Portfolio	Index	International	Century VP	Century VP	Growth	International	Value
	Class O	Investor	Discovery	Opportunity	Initial	Initial	Service	Fund Initial	Fund	Ultra Fund	Value Fund	Fund	Fund	Fund —
	Shares	Class	Fund VT	Fund VT	Shares	Shares	Shares	Shares	Class I	Class I	Class I	Class I	Class III	Class I

From Operations
Net investment income (loss)	$(207,172)	$(16,933)	$(48,275)	$(59,043)	$(22,484)	$(1,768)	$(26,023)	$74,500	$3,741	$(10,974)	$2,908	$15,931	$1,652	$195
Net realized (loss) gain on investments	(1,433,716)	997,567	76,914	335,816	94,693	6,833	92,139	119,960	60,612	32,590	729,652	55,490	32,022	1,165
Net unrealized appreciation (depreciation) during the year	6,412,900	(1,508,441)	1,268,990	258,529	46,760	8,693	188,012	141,010	42,903	492	(441,614)	(15,883)	83,587	(138)

Net increase in net assets from operations	4,772,012	(527,807)	1,297,629	535,302	118,969	13,758	254,128	335,470	107,256	22,108	290,946	55,538	117,261	1,222

From Variable Life Policy Transactions
Policyholders’ net premiums	3,597,481	392,751	1,012,835	1,026,752	534,967	42,548	961,629	2,929,650	46,763	335,841	851,374	322,197	247,442	5,991
Cost of insurance and administrative charges	(2,544,094)	(224,049)	(625,021)	(682,739)	(243,551)	(17,756)	(308,690)	(502,636)	(56,842)	(160,198)	(419,877)	(140,326)	(67,349)	(1,789)
Surrenders and forfeitures	(1,852,828)	(64,081)	(306,317)	(979,923)	(158,512)	(1,229)	(119,276)	(258,475)	(93,851)	(29,673)	(376,460)	(53,266)	(6,794)	—
Transfers between portfolios and the Guaranteed Account	(1,222,753)	(9,075,443)	8,398,207	(1,010,813)	504,496	(24,709)	698,863	693,736	148,913	336,421	1,910,326	73,435	217,138	33,230
Net (withdrawals) repayments due to policy loans	(184,944)	(49,375)	(60,147)	(65,851)	(6,306)	122	(11,991)	(31,587)	(4,360)	(7,635)	(9,485)	(546)	(9,866)	—
Withdrawals due to death benefits	(49,692)	(9,205)	(1,504)	(225)	—	—	—	(34,142)	—	(2,414)	(632)	—	—	—

Net (decrease) increase in net assets derived from policy transactions	(2,256,830)	(9,029,402)	8,418,053	(1,712,799)	631,094	(1,024)	1,220,535	2,796,546	40,623	472,342	1,955,246	201,494	380,571	37,432

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	500	(2,000)	(3,561)	—	(2,383)	(12)	2,300	(1,959)	(4,500)	1,000	(1,500)	4,659	9	11

Total increase (decrease) in net assets	2,515,682	(9,559,209)	9,712,121	(1,177,497)	747,680	12,722	1,476,963	3,130,057	143,379	495,450	2,244,692	261,691	497,841	38,665
Net Assets
Beginning of year	31,498,513	9,559,209	—	9,439,319	2,882,093	234,394	2,980,903	6,128,241	730,204	1,525,164	4,861,053	1,220,343	576,126	—

End of year	$34,014,195	$0	$9,712,121	$8,261,822	$3,629,773	$247,116	$4,457,866	$9,258,298	$873,583	$2,020,614	$7,105,745	$1,482,034	$1,073,967	$38,665

Changes in Units
Beginning units	240,324	160,674	—	78,790	24,941	1,334	17,019	41,223	4,861	13,059	33,418	8,225	5,088	—

Units purchased	36,547	8,636	178,140	10,186	12,297	658	11,525	30,103	526	7,330	26,308	3,449	5,804	504
Units sold	(55,915)	(169,310)	(26,921)	(24,373)	(7,140)	(820)	(4,082)	(9,573)	(1,418)	(3,390)	(11,111)	(2,327)	(2,446)	(161)

Ending units	220,956	—	151,219	64,603	30,098	1,172	24,462	61,753	3,969	16,999	48,615	9,347	8,446	343

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

				Janus	Janus		Janus	Janus	Janus
		American	Janus	Aspen	Aspen		Aspen Risk	Aspen	Aspen
	American	Century VP	Aspen	International	Global	Janus Aspen	Managed	International	Global	Oppenheimer	Oppenheimer			Oppenheimer
	Century VP	Inflation	Forty	Growth	Technology	Balanced	Core	Growth	Technology	Capital	Global	Oppenheimer	Oppenheimer	Main Street
	Vista	Protection	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Appreciation	Securities	Main Street	High Income	Small Cap
	Fund —	Fund	Service	Service	Service	Service	Service	Service II	Service II	Fund VA	Fund VA	Fund VA	VA Fund	Fund VA
	Class I	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

From Operations
Net investment income (loss)	$(108)	$60,002	$(14,637)	$3,610	$(2,056)	$9,629	$1,131	$1,869	$(3,071)	$5,992	$9,559	$14,168	$38,036	$(8,208)
Net realized (loss) gain on investments	1,871	2,043	108,054	63,783	14,298	23,472	29,426	95,065	18,898	246,225	148,741	87,925	(3,670)	74,238
Net unrealized appreciation (depreciation) during the year	569	(46,644)	168,177	179,823	14,256	11,054	(14,292)	97,229	7,611	(55,514)	170,429	26,284	(24,790)	51,909

Net increase in net assets from operations	2,332	15,401	261,594	247,216	26,498	44,155	16,265	194,163	23,438	196,703	328,729	128,377	9,576	117,939

From Variable Life Policy Transactions
Policyholders’ net premiums	3,200	155,907	372,606	2,328	4,078	108,084	38,790	166,133	53,689	920,626	63,637	518,888	149,760	135,314
Cost of insurance and administrative charges	(1,700)	(93,404)	(193,797)	(66,346)	(35,855)	(79,559)	(11,682)	(44,512)	(11,953)	(356,942)	(200,369)	(213,078)	(67,737)	(70,197)
Surrenders and forfeitures	—	(64,797)	(77,689)	(34,414)	(26,864)	(28,956)	(225)	(15,283)	(5,962)	(287,404)	(107,427)	(116,980)	(21,765)	(14,846)
Transfers between portfolios and the Guaranteed Account	12,601	641,804	386,774	422,866	(11,753)	(19,251)	37,582	277,021	27,775	232,345	196,312	103,308	92,546	226,947
Net (withdrawals) repayments due to policy loans	—	(13,868)	(3,510)	(18,879)	(2,486)	(5,781)	(20,723)	(29,753)	(936)	49,926	2,919	10,211	(5,269)	63,588
Withdrawals due to death benefits	—	—	(3,270)	(11,065)	(2,393)	—	—	(216)	(637)	—	(5,168)	(9,515)	—	—

Net (decrease) increase in net assets derived from policy transactions	14,101	625,642	481,114	294,490	(75,273)	(25,463)	43,742	353,390	61,976	558,551	(50,096)	292,834	147,535	340,806

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(4)	(95)	(500)	(900)	(300)	100	—	14	(6)	—	(1,000)	—	(508)	(22)

Total increase (decrease) in net assets	16,429	640,948	742,208	540,806	(49,075)	18,792	60,007	547,567	85,408	755,254	277,633	421,211	156,603	458,723
Net Assets
Beginning of year	—	1,163,323	1,710,749	722,678	356,334	776,521	102,455	328,151	76,313	3,673,457	2,474,110	2,260,646	637,680	1,029,299

End of year	$16,429	$1,804,271	$2,452,957	$1,263,484	$307,259	$795,313	$162,462	$875,718	$161,721	$4,428,711	$2,751,743	$2,681,857	$794,283	$1,488,022

Changes in Units
Beginning units	—	10,112	12,839	5,556	3,169	4,775	487	2,868	725	30,951	14,246	16,479	4,614	5,183

Units purchased	483	8,853	7,165	638	474	1,513	540	6,545	3,587	17,436	2,025	7,121	3,270	4,025
Units sold	(339)	(4,657)	(4,121)	(1,075)	(1,038)	(1,181)	(284)	(3,575)	(2,923)	(12,224)	(3,746)	(4,117)	(2,031)	(2,061)

Ending units	144	14,308	15,883	5,119	2,605	5,107	743	5,838	1,389	36,163	12,525	19,483	5,853	7,147

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

					Federated	Federated	Federated		Franklin		Templeton	Templeton
	Oppenheimer	AIM V.I.	AIM V.I.	AIM V.I.	Quality	American	Capital	Franklin	Rising	Templeton	Developing	Global
	Global	Basic	Capital	Capital	Bond	Leaders	Appreciation	Small Cap	Dividends	Foreign	Markets	Income	AllianceBernstein	AllianceBernstein
	Securities	Value	Appreciation	Development	Fund II	Fund II	Fund II	Value	Securities	Securities	Securities	Securities	Growth and	Small Cap Value
	Fund/ VA	Fund	Fund	Fund	Primary	Primary	Primary	Securities	Fund	Fund	Fund —	Fund —	Income Portfolio	Portfolio
	Class III	Series I	Series I	Series I	Shares	Shares	Shares	Fund Class I	Class I	Class I	Class 3	Class 3	Class A	Class A

From Operations
Net investment income (loss)	$5,085	$(16,499)	$(1,103)	$(3,169)	$41,541	$1,433	$412	$11,271	$22,149	$9,695	$(633)	$483	$27,311	$(116)
Net realized (loss) gain on investments	87,588	134,764	1,375	52,256	4,889	6,537	3,604	245,680	259,250	38,851	9,654	(349)	120,253	128,985
Net unrealized appreciation (depreciation) during the year	588,292	7,182	17,542	(11,160)	(34,058)	(3,075)	(2,359)	245,342	25,744	90,426	36,648	1,959	(2,077)	22,596

Net increase in net assets from operations	680,965	125,447	17,814	37,927	12,372	4,895	1,657	502,293	307,143	138,972	45,669	2,093	145,487	151,465

From Variable Life Policy Transactions
Policyholders’ net premiums	1,364,145	442,188	51,934	86,958	439,407	25,986	21,109	749,845	978,154	35,032	33,731	6,496	488,846	295,602
Cost of insurance and administrative charges	(375,116)	(211,240)	(22,109)	(31,569)	(176,143)	(8,101)	(11,164)	(382,757)	(527,733)	(88,719)	(11,498)	(2,246)	(214,840)	(120,054)
Surrenders and forfeitures	(229,874)	(139,844)	(7,063)	(629)	(21,426)	(5,038)	(23,045)	(381,516)	(301,673)	(25,440)	(48,162)	—	(135,642)	(38,772)
Transfers between portfolios and the Guaranteed Account	1,556,032	(355,716)	152,034	(59,366)	628,284	3,457	27,400	1,923,171	2,388,407	203,891	501,058	159,299	665,541	652,117
Net (withdrawals) repayments due to policy loans	(49,942)	(10,897)	(85)	(996)	(33,979)	19	—	(30,634)	(16,937)	(3,085)	(3,111)	(992)	(27,002)	(39,340)
Withdrawals due to death benefits	(822)	(279)	—	—	—	—	—	—	—	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	2,264,423	(275,788)	174,711	(5,602)	836,143	16,323	14,300	1,878,109	2,520,218	121,679	472,018	162,557	776,903	749,553

Amounts (withdrawn)/ contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	145	(32)	(7)	(13)	—	(6)	(8)	—	(48)	(54)	(2)	(3)	(47)	59

Total increase (decrease) in net assets	2,945,533	(150,373)	192,518	32,312	848,515	21,212	15,949	2,380,402	2,827,313	260,597	517,685	164,647	922,343	901,077
Net Assets
Beginning of year	2,995,079	2,690,650	94,117	431,653	1,371,784	63,670	106,721	4,509,184	6,747,251	1,342,405	—	—	2,915,703	1,562,996

End of year	$5,940,612	$2,540,277	$286,635	$463,965	$2,220,299	$84,882	$122,670	$6,889,586	$9,574,564	$1,603,002	$517,685	$164,647	$3,838,046	$2,464,073

Changes in Units
Beginning units	25,810	17,298	720	2,451	11,823	467	835	22,889	42,426	5,670	—	—	18,410	8,356

Units purchased	27,743	5,995	1,574	1,834	11,441	607	269	16,883	33,868	445	5,039	1,708	12,065	6,346
Units sold	(8,458)	(8,290)	(264)	(2,183)	(3,869)	(477)	(316)	(5,769)	(15,107)	(791)	(976)	(34)	(5,286)	(2,112)

Ending units	45,095	15,003	2,030	2,102	19,395	597	788	34,003	61,187	5,324	4,063	1,674	25,189	12,590

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

	MFS									Van	Van
	Investors									Kampen	Kampen	Van
	Growth	MFS	Putnam VT	Putnam	Putnam		Vanguard			Core Plus	Emerging	Kampen	T Rowe Price	T Rowe Price	T Rowe Price
	Stock	Value	Growth &	VT	VT	Vanguard	Total Bond	Vanguard	Vanguard	Fixed	Markets	U.S. Real	Blue Chip	Equity	Limited
	Series	Series	Income	International	Voyager	Equity	Market	High Yield	Mid Cap	Income	Debt	Estate	Growth	Income	Term Bond
	Initial	Initial	Fund	Equity Fund	Fund	Income	Index	Bond	Index	Portfolio	Portfolio	Portfolio	Portfolio —	Portfolio —	Portfolio —
	Class	Class	Class IB	Class IB	Class IB	Portfolio	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I	Class II	Class II	Class II

From Operations
Net investment income (loss)	$(2,109)	$2,498	$1,430	$2,374	$291	$10,530	$13,888	$27,846	$(1,415)	$26,023	$23,161	$20,729	$(137)	$3,786	$633
Net realized (loss) gain on investments	20,255	190,843	5,580	5,049	9,989	61,097	2,495	(10,800)	39,690	7,509	6,851	606,185	4,641	35,096	(6)
Net unrealized appreciation (depreciation) during the year	7,769	(40,453)	7,011	25,854	33,324	(34,357)	(8,182)	(7,515)	105,791	(3,311)	7,367	12,553	3,212	(27,965)	(408)

Net increase in net assets from operations	25,915	152,888	14,021	33,277	43,604	37,270	8,201	9,531	144,066	30,221	37,379	639,467	7,716	10,917	219

From Variable Life Policy Transactions
Policyholders’ net premiums	117,477	348,054	67,581	2,148	61,485	325,681	234,872	172,402	490,468	137,763	19,878	409,212	21,795	40,515	4,053
Cost of insurance and administrative charges	(52,734)	(182,909)	(22,075)	(9,238)	(24,362)	(104,663)	(74,923)	(59,165)	(132,295)	(69,694)	(20,049)	(254,223)	(7,266)	(20,243)	(1,246)
Surrenders and forfeitures	(1,533)	(208,731)	(4,644)	(4,405)	(3,418)	(4,765)	(4,427)	(3,343)	(7,059)	(26,098)	(222)	(242,113)	(55,969)	(63,608)	—
Transfers between portfolios and the Guaranteed Account	38,417	124,226	145,027	8,345	71,719	103,477	102,753	5,247	204,356	477,724	62,876	1,325,618	333,048	924,153	53,666
Net (withdrawals) repayments due to policy loans	19,202	(47,705)	19	(2,407)	54,702	(2,144)	(523)	(273)	(3,021)	(2,558)	(4,641)	(66,200)	(98)	(365)	—
Withdrawals due to death benefits	—	—	—	—	—	—	(3,959)	(4,308)	—	—	(247)	(970)	—	—	—

Net (decrease) increase in net assets derived from policy transactions	120,829	32,935	185,908	(5,557)	160,126	317,586	253,793	110,560	552,449	517,137	57,595	1,171,324	291,510	880,452	56,473

Amounts (withdrawn)/ contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(4)	(100)	(10)	(15,741)	(200)	—	—	—	100	—	(21)	76	—	3	(8)

Total increase (decrease) in net assets	146,740	185,723	199,919	11,979	203,530	354,856	261,994	120,091	696,615	547,358	94,953	1,810,867	299,226	891,372	56,684
Net Assets
Beginning of year	550,065	2,339,762	165,116	297,240	777,548	821,650	442,617	404,213	657,506	580,078	270,709	2,902,313	—	—	—

End of year	$696,805	$2,525,485	$365,035	$309,219	$981,078	$1,176,506	$704,611	$524,304	$1,354,121	$1,127,436	$365,662	$4,713,180	$299,226	$891,372	$56,684

Changes in Units
Beginning units	4,011	14,385	1,191	955	2,733	6,172	4,128	3,298	4,286	4,885	1,732	14,908	—	—	—

Units purchased	2,995	5,080	1,677	10	2,490	3,906	3,303	3,822	5,027	5,376	204	16,750	3,235	9,253	575
Units sold	(1,987)	(4,888)	(309)	(80)	(1,284)	(1,510)	(954)	(2,917)	(1,494)	(1,087)	(269)	(10,583)	(577)	(833)	(11)

Ending units	5,019	14,577	2,559	885	3,939	8,568	6,477	4,203	7,819	9,174	1,667	21,075	2,658	8,420	564

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements
      December 31, 2006 and 2005
1. Organization
The Nationwide Provident VLI Separate Account 1 (Separate Account) was established by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Gartmore GVIT Nationwide Fund Class IV, Gartmore GVIT Money Market Fund Class IV, Gartmore GVIT Government Bond Fund Class IV and J.P. Morgan GVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies and the Zero Coupon Bond Series Fund Subaccount is not available with scheduled premium policies.
The Policies are distributed principally through career agents and brokers.
Nationwide Provident has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of one hundred and twenty-eight subaccounts:
Gartmore Variable Insurance Trust:
(Gartmore is an affiliate of the Company)

Gartmore GVIT Nationwide Fund — Class IV
Gartmore GVIT Money Market Fund — Class IV
Gartmore GVIT Government Bond Fund — Class IV
JP Morgan GVIT Balanced Fund Class IV
Gartmore GVIT Mid Cap Growth Fund — Class IV
Gartmore GVIT International Value Fund — Class IV (Formerly Dreyfus GVIT International Value Fund — Class IV)
Gartmore GVIT Growth Fund Class IV
Van Kampen GVIT Comstock Value Fund — Class IV
Gartmore GVIT Small Company Fund — Class IV
Gartmore GVIT Small Cap Value Fund — Class IV
Gartmore GVIT S&P 500 Index Fund — Class IV (Formerly Gartmore GVIT Equity 500 Index
Fund — Class IV)
Gartmore GVIT Government Bond Fund — Class I
Gartmore GVIT Investor Destinations Aggressive Fund — Class II
Gartmore GVIT Investor Destinations Conservative Fund — Class II
Gartmore GVIT Investor Destinations Moderate Fund — Class II
Gartmore GVIT Investor Destinations Moderately Aggressive Fund — Class II
Gartmore GVIT Investor Destinations Moderately Conservative Fund — Class II
Gartmore GVIT Emerging Markets Fund — Class I
Gartmore GVIT Mid Cap Index Fund — Class I (Formerly Dreyfus Mid Cap Index Fund Class I)
Federated GVIT High Income Bond Fund — Class I
Gartmore GVIT Global Financial Services Fund — Class I
Gartmore GVIT Global Health Sciences Fund — Class I
Gartmore GVIT Global Technology and Communications Fund — Class I
Gartmore GVIT Global Utilities Fund — Class I
Gartmore GVIT Small Cap Growth Fund — Class I
Gartmore GVIT U.S. Growth Leaders Fund — Class I

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
1. Organization, continued
Gartmore Variable Insurance Trust (Continued):

Van Kampen GVIT Multi Sector Bond Fund — Class I
Gartmore GVIT International Value Fund — Class III (Formerly Dreyfus GVIT International Value Fund — Class III)
Gartmore GVIT Emerging Markets Fund — Class III
Gartmore GVIT Global Financial Services Fund — Class III
Gartmore GVIT Global Health Sciences Fund — Class III
Gartmore GVIT Global Technology and Communications Fund — Class III
Gartmore GVIT Global Utilities Fund — Class III
Federated GVIT High Income Bond Fund — Class III
American Funds GVIT Asset Allocation Fund — Class II
American Funds GVIT Bond Fund — Class II
American Funds GVIT Global Growth Fund — Class II
American Funds GVIT Growth Fund — Class II
Fidelity Variable Insurance Products Fund:

Fidelity VIP Equity-Income Portfolio: Initial Class
Fidelity VIP Growth Portfolio: Initial Class
Fidelity VIP High Income Portfolio: Initial Class
Fidelity VIP Overseas Portfolio: Initial Class
Fidelity VIP Overseas Portfolio: Initial Class R
Fidelity VIP Equity-Income Portfolio: Service Class
Fidelity VIP Growth Portfolio: Service Class
Fidelity VIP Overseas Portfolio: Service Class
Fidelity VIP Overseas Portfolio: Service Class R
Fidelity Variable Insurance Products Fund II:

Fidelity VIP II Asset Manager Portfolio: Initial Class
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class
Fidelity VIP II Contrafund Portfolio: Initial Class
Fidelity VIP II Investment Grade Bond Portfolio: Service Class
Fidelity Variable Insurance Products Fund III:

Fidelity VIP III Mid Cap Portfolio: Service Class
Fidelity VIP III Value Strategies Portfolio: Service Class
Fidelity Variable Insurance Products Fund IV:

Fidelity VIP IV Energy Portfolio: Service Class 2
Fidelity VIP IV Freedom Fund 2010 Portfolio — Service Class
Fidelity VIP IV Freedom Fund 2020 Portfolio — Service Class
Fidelity VIP IV Freedom Fund 2030 Portfolio — Service Class

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
1. Organization, continued
Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Limited Maturity Bond Portfolio — I Class
Neuberger Berman AMT Partners Portfolio Class I
Neuberger Berman AMT Fasciano Portfolio — S Class
Neuberger Berman AMT Mid Cap Growth Portfolio — I Class
Neuberger Berman AMT Socially Responsive Portfolio — I Class
Neuberger Berman AMT International Portfolio — S Class
Neuberger Berman AMT Regency Portfolio — S Class
Van Eck Worldwide InsuranceTrust:

Van Eck Worldwide Bond Fund — Initial Class
Van Eck Worldwide Hard Assets Fund — Initial Class
Van Eck Worldwide Emerging Markets Fund — Initial Class
Van Eck Worldwide Real Estate Fund — Initial Class
Van Eck Worldwide Bond Fund — Class R1
Van Eck Worldwide Hard Assets Fund — Class R1
Van Eck Worldwide Emerging Markets Fund — Class R1
Van Eck Worldwide Real Estate Fund — Class R1
The Alger American Fund:

Alger American Small Capitalization Portfolio: Class O Shares
Wells Fargo Advantage Variable Trust Funds

Wells Fargo Advantage VT Discovery Fund
Wells Fargo VT Opportunity Fund
Dreyfus Variable Investment Fund:

Dreyfus Appreciation Portfolio: Initial Shares
Dreyfus Developing Leaders Portfolio: Initial Shares
Dreyfus Investment Portfolios:

Dreyfus Small Cap Stock Index Portfolio: Service Shares
Dreyfus Stock Index Fund, Inc.:

Dreyfus Stock Index Fund: Initial Shares
American Century Variable Portfolios, Inc.:

American Century VP International Fund: Class I
American Century VP Ultra Fund: Class I
American Century VP Value Fund: Class I
American Century VP Income and Growth Fund: Class I
American Century VP International Fund: Class III
American Century VP Mid Cap Value Fund: Class I
American Century VP Vista Fund: Class I

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued

1. Organization, continued
American Century Variable Portfolios II, Inc.:

American Century VP Inflation Protection Fund: Class II
Janus Aspen Series:

Janus Aspen Series — Forty Portfolio: Service Shares
Janus Aspen Series — International Growth Portfolio: Service Shares
Janus Aspen Series — Global Technology Portfolio: Service Shares
Janus Aspen Series — Balanced Portfolio: Service Shares
Janus Aspen Series — Risk Managed Core Portfolio: Service Shares
Janus Aspen Series — International Growth Portfolio: Service II Shares
Janus Aspen Series — Global Technology Portfolio: Service II Shares
Oppenheimer Variable Account Funds:

Oppenheimer Capital Appreciation Fund/ VA: Non-Service Shares (Formerly Oppenheimer Capital Appreciation Fund VA Initial Class)
Oppenheimer Global Securities Fund/ VA: Non-Service Shares (Formerly
Oppenheimer Global Securities Fund VA Initial Class)
Oppenheimer Main Street Fund/ VA: Non-Service Shares (Formerly Oppenheimer Main Street Fund VA Initial Class)
Oppenheimer High Income Fund/ VA: Non-Service Shares (Formerly Oppenheimer High Income Fund VA Initial Class)
Oppenheimer Main Street Small Cap Fund/ VA: Non-Service Shares (Formerly Oppenheimer Main Street Small Cap Fund VA Initial Class)
Oppenheimer Global Securities Fund/ VA: Class 3
AIM Variable Insurance Funds, Inc.:

AIM V.I. Basic Value Fund Series I Shares
AIM V.I. Capital Appreciation Fund Series I Shares
AIM V.I. Capital Development Fund Series I Shares
Federated Insurance Series:

Federated Quality Bond Fund II: Primary Shares
Federated American Leaders Fund II: Primary Shares
Federated Capital Appreciation Fund II: Primary Shares
Franklin Templeton Variable Insurance Products Trust:

Franklin Templeton VIP Franklin Small Cap Value Securities Fund — Class I
Franklin Templeton VIP Franklin Rising Dividends Securities Fund — Class I
Franklin Templeton VIP Templeton Foreign Securities Fund — Class 1
Franklin Templeton VIP Templeton Developing Markets Securities Fund — Class 3
Franklin Templeton VIP Templeton Global Income Securities Fund — Class 3
AllianceBernstein Variable Products Series Fund Inc:

AllianceBernstein Growth and Income Portfolio: Class A
AllianceBernstein Small/ Mid Cap Value Portfolio: Class A
MFS Variable Insurance Trust:

MFS Investors Growth Stock Series — Initial Class
MFS Value Series: Initial Class

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
1. Organization, continued
Putnam Variable Trust:

Putnam VT Growth & Income Fund — IB Class
Putnam VT International Equity Fund — IB Class
Putnam VT Voyager Fund — IB Class
Vanguard Variable Insurance Fund:

Vanguard Equity Income Portfolio
Vanguard Total Bond Market Index Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Mid Cap Index Portfolio
Van Kampen — The Universal Institutional Funds, Inc.:

Van Kampen Core Plus Fixed Income Portfolio: Class I
Van Kampen Emerging Markets Debt Portfolio: Class I
Van Kampen U.S. Real Estate Portfolio: Class I
T Rowe Price:

T Rowe Price Blue Chip Growth Portfolio — Class II
T Rowe Price Equity Income Portfolio — Class II
T Rowe Price Limited Term Bond Portfolio — Class II

On February 15, 2006, the Merrill Lynch Zero Coupon Bond Series Fund was terminated due to the maturity of the underlying series of the Zero Coupon Trust. Any remaining money left in the fund was moved to Gartmore GVIT Money Market Fund — Class IV at the close of business February 15, 2006.
Effective following the close of business on April 8, 2005, a portfolio of the Strong Opportunity Fund II merged with and into a portfolio of the Wells Fargo Advantage Variable Trust Funds, as follows:

Strong Opportunity Fund II	Wells Fargo Advantage Variable Trust Funds

Strong Opportunity Fund II Investor Class	Wells Fargo Opportunity Fund VT
Also effective following the close of business on April 8, 2005, due to the merger of the Strong Variable Insurance Funds into the portfolio of the Wells Fargo Advantage Variable Trust Funds, the Strong Mid Cap Growth Fund II Investor Class is no longer available within the separate account. The assets of the contract owners invested in this sub-account were liquidated and exchanged into the Wells Fargo Advantage Discovery Fund VT.
The policyholder’s equity is affected by the investment results of each fund, equity transactions by policyholders and certain contract expenses (see note 5).
Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders net premiums in the accompanying statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies. The Separate Account’s assets are the property of Nationwide Provident.
Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of Nationwide Provident’s general account.
A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
1. Organization, continued
Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
2. Summary of Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Separate Account in preparing the accompanying financial statements.

Investment Valuation:
The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2006. Transactions are recorded on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date.

Realized Gains and Losses:
Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

Federal Income Taxes:
The operations of the Separate Account are included in the Federal income tax return of Nationwide Provident. Under the provisions of the policies, Nationwide Provident has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. Nationwide Provident does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

Estimates:
The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.
3. Death Benefits
Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by Nationwide Provident’s general account.
4. Policy Loans
Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
4. Policy Loans, continued
the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.
At the time the loan is granted, the amount of the loan is transferred from the Separate Account to Nationwide Provident’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by Nationwide Provident’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.
5. Expenses and Related Party Transactions

Deductions from Premiums
Nationwide Provident makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes (0-4% of premium/scheduled premium payments depending on the Insured state of residence), (2) premiums for supplementary benefits, (3) sales charges (5% of each scheduled base/unscheduled premium for Options policies only) and (4) premium processing charges and Federal tax charges (1.5-10% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original policy documents for specific charges assessed.

Mortality and Expense Charges
In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by Nationwide Provident. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of policyholders. These charges are assessed through the daily unit value calculation.

Cost of Insurance
Each subaccount is also charged by Nationwide Provident for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

Administrative Charges
Depending upon the type of policy, additional recurring monthly deductions may be made for (1) administrative charges ($3.25-$8.00), (2) first year policy charges ($5-$17.50) and (3) supplementary charges (ranging from $0-0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability benefit waiver benefit which waives monthly deductions in the event of disability ($.01-$1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (2% to 23.2% of agreed upon premium amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider ($.02-$115.10 per $1,000 of

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
5. Expenses and Related Party Transactions, continued
coverage for single life policies and $0-$20.79 for survivorship policies), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual ($.06-$113.17 per $1,000 of rider coverage), (6) minimum death benefit which guarantees a death benefit in specified premiums are paid ($.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02-$3.24 per $1,000 of net amount at risk), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01-$3.47 per $1,000 of net amount at risk), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01-$8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy ($.03-$.15 per $1,000 of rider coverage). See original policy documents for additional monthly charges. A face amount increase charge is made upon an increase in face amount ($50-$300 plus $0-$1 per $1,000 of face amount increase). During any given policy year, the first four or twelve transfers (depending on the policy) by a policyholder of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are included in the statements of changes in net assets and are assessed against each policy by liquidating units.
The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.
If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $0-$5 per $1,000 face amount. The deferred sales load charge ranges from 6-35% of premiums paid up to the sales surrender cap. A deferred sales charge and/or a deferred administrative charge will be imposed if certain policies are surrendered or lapse at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied to surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount). A portion of the deferred sales charge and/or deferred administrative charge will be deducted if the face amount is decreased in the first 10-15 years or the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges totaled $6,476,127 and $9,499,053 for the years ended December 31, 2006 and 2005, respectively. These charges are included with administrative charges in the statements of changes in net assets and are assessed against each policy by liquidating units.
Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. See product prospectus for specific subaccounts impacted. These amounts are paid directly to the fund company, and are shown as an investment expense in the statements of operations. These charges totaled $7,146 for the year ended December 31, 2006.
Nationwide Provident makes a daily asset charge against the assets of the Zero Coupon Bond 2006 Series Subaccount. The charge is to reimburse Nationwide Provident for the transaction charge paid directly by Nationwide Provident to Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPFS) on the sale of the Zero Coupon Trust units to the Zero Coupon Bond 2006 Series Subaccount. Nationwide Provident pays these amounts from general account assets. The amount of the asset charge currently is equivalent to an effective annual rate of .25% of the average daily net assets of each Subaccount. This

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
________________________________________________________________________________

5. Expenses and Related Party Transactions, continued
amount may be increased in the future, but in no event will it exceed an effective annual rate of .50%. The charge will be cost based (taking into account the loss of interest) with no anticipated element of profit for Nationwide Provident. These charges are included in the statements of changes in net assets and are assessed against each policy by liquidating units.
Nationwide Provident, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by Nationwide Provident (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay Nationwide Provident more than others. Nationwide Provident also may receive 12b-1 fees.

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued

6.	Financial Highlights
Nationwide Provident offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and policyholders’ equity for variable life contracts as of the period indicated, and net investment income ratio, policy expense ratio and total return for each period in the five year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and highest contract expense rates. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual policy amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for policy expense rate, unit fair value and total return.

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund — Class IV	163,814	$322.53 to $9,083.77	$152,729,328	1.08%	0.00% to 0.75%	12.78% to 13.63%
Gartmore GVIT Money Market Fund — Class IV	277,898	$159.84 to $3,073.20	$57,699,776	4.56%	0.00% to 0.75%	3.89% to 4.67%
Gartmore GVIT Government Bond Fund — Class IV	76,487	$225.30 to $4,988.27	$25,407,189	4.11%	0.00% to 0.75%	2.57% to 3.34%
JP Morgan GVIT Balanced Fund Class IV	57,587	$296.10 to $4,555.80	$39,020,861	2.36%	0.35% to 0.75%	11.46% to 11.91%
Gartmore GVIT Mid Cap Growth Fund — Class IV	97,321	$480.32 to $7,229.62	$71,620,470	0.00%	0.60% to 0.75%	9.11% to 9.28%
Gartmore GVIT International Value Fund Class IV	85,335	$377.04 to $3,857.14	$50,355,415	2.08%	0.60% to 0.75%	21.82% to 22.01%
Gartmore GVIT Growth Fund Class IV	190,353	$101.73 to $1,030.63	$25,958,306	0.05%	0.60% to 0.75%	5.38% to 5.54%
Van Kampen GVIT Comstock Value Fund — Class IV	151,538	$151.96 to $1,539.45	$31,759,847	1.74%	0.60% to 0.75%	15.07% to 15.25%
Gartmore GVIT Small Company Fund — Class IV	150,845	$161.74 to $1,638.55	$31,093,042	0.11%	0.60% to 0.75%	11.21% to 11.37%
Gartmore GVIT Small Cap Value Fund — Class IV	157,866	$175.30 to $1,775.93	$36,341,552	0.45%	0.60% to 0.75%	16.53% to 16.70%
Gartmore GVIT S&P 500 Index Fund — Class IV	448,660	$351.21 to $3,583.44	$205,037,176	1.65%	0.60% to 0.75%	14.46% to 14.63%
Gartmore GVIT Government Bond Fund — Class I	4,897	$110.64	$541,768	4.29%	0.75%	2.57%
Gartmore GVIT Investor Destinations Aggressive Fund — Class II	23,860	$177.78 to $1,802.42	$4,314,572	2.14%	0.60% to 0.75%	16.00% to 16.17%
Gartmore GVIT Investor Destinations Conservative Fund — Class II	3,363	$119.61 to $1,191.53	$445,352	3.10%	0.60% to 0.75%	5.37% to 5.53%
Gartmore GVIT Investor Destinations Moderate Fund — Class II	82,512	$146.46 to $1,470.85	$12,662,728	2.45%	0.60% to 0.75%	10.52% to 10.69%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund — Class II	119,754	$164.16 to $1,659.11	$20,141,018	2.34%	0.60% to 0.75%	13.69% to 13.86%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT Investor Destinations Moderately Conservative Fund — Class II	10,321	$132.30 to $1,322.06	$1,474,196	2.83%	0.60% to 0.75%	7.61% to 7.78%
Gartmore GVIT Emerging Markets Fund — Class I	2,474	$343.40 to $3,452.94	$1,582,475	0.68%	0.60% to 0.75%	35.70% to 35.90%
Gartmore GVIT Mid Cap Index Fund — Class I	19,628	$183.06 to $1,840.65	$3,947,292	1.15%	0.60% to 0.75%	9.07% to 9.23%
Federated GVIT High Income Bond Fund — Class I	5,094	$134.86 to $1,356.06	$860,718	7.16%	0.60% to 0.75%	9.78% to 9.94%
Gartmore GVIT Global Financial Services Fund — Class I	1,502	$211.81 to $2,129.80	$457,003	1.85%	0.60% to 0.75%	19.42% to 19.60%
Gartmore GVIT Global Health Sciences Fund — Class I	2,526	$147.02 to $1,478.26	$1,013,140	0.00%	0.60% to 0.75%	1.94% to 2.09%
Gartmore GVIT Global Technology and Communications Fund — Class I	870	$156.54 to $1,574.07	$200,855	0.00%	0.60% to 0.75%	10.34% to 10.51%
Gartmore GVIT Global Utilities Fund — Class I	985	$222.37 to $2,235.92	$526,305	2.73%	0.60% to 0.75%	36.54% to 36.74%
Gartmore GVIT Small Cap Growth Fund — Class I	7,850	$155.46 to $1,563.14	$1,266,420	0.00%	0.60% to 0.75%	2.44% to 2.59%
Gartmore GVIT U.S. Growth Leaders Fund — Class I	10,539	$163.67 to $1,645.68	$1,864,404	0.29%	0.60% to 0.75%	-1.03% to -0.88%
Van Kampen GVIT Multi Sector Bond Fund — Class I	12,056	$118.05 to $1,186.96	$1,719,332	4.29%	0.60% to 0.75%	4.06% to 4.21%
Gartmore GVIT International Value Fund — Class III	169,162	$156.65 to $1,572.75	$31,620,607	2.02%	0.60% to 0.75%	21.83% to 22.01%
Gartmore GVIT Emerging Markets Fund — Class III	18,901	$210.95 to $211.51	$3,992,157	0.70%	0.65% to 0.75%	35.63% to 35.76%
Gartmore GVIT Global Financial Services Fund — Class III	2,443	$154.77 to $155.18	$378,832	1.82%	0.65% to 0.75%	19.44% to 19.56%
Gartmore GVIT Global Health Sciences Fund — Class III	5,642	$108.55 to $108.84	$612,790	0.00%	0.65% to 0.75%	1.94% to 2.04%
Gartmore GVIT Global Technology and Communications Fund — Class III	5,206	$118.68 to $119.00	$618,360	0.00%	0.65% to 0.75%	10.25% to 10.36%
Gartmore GVIT Global Utilities Fund — Class III	11,033	$182.85 to $183.33	$2,020,297	2.88%	0.65% to 0.75%	36.57% to 36.70%
Federated GVIT High Income Bond Fund — Class III	7,786	$115.14 to $115.33	$897,186	8.08%	0.65% to 0.75%	9.77% to 9.88%
American Funds GVIT Asset Allocation Fund — Class II	288	$105.05	$30,253	1.92%	0.75%	5.05%	(a)
American Funds GVIT Bond Fund — Class II	147	$104.87	$15,416	0.01%	0.75%	4.87%	(a)
American Funds GVIT Global Growth Fund — Class II	432	$107.88	$46,592	0.16%	0.75%	7.88%	(a)
American Funds GVIT Growth Fund — Class II	977	$103.13	$100,792	0.93%	0.75%	3.13%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio: Initial Class	310,744	$376.97 to $3,846.29	$161,898,388	3.31%	0.60% to 0.75%	19.30% to 19.48%
Fidelity VIP Growth Portfolio: Initial Class	461,606	$282.73 to $2,884.74	$178,505,394	0.39%	0.60% to 0.75%	6.05% to 6.21%
Fidelity VIP High Income Portfolio: Initial Class	80,318	$171.43 to $1,803.06	$18,791,029	7.64%	0.60% to 0.75%	10.41% to 10.57%
Fidelity VIP Overseas Portfolio: Initial Class	106,054	$227.43 to $2,317.92	$37,412,374	0.89%	0.60% to 0.75%	17.20% to 17.38%
Fidelity VIP Overseas Portfolio: Initial Class R	145,516	$153.71 to $1,543.24	$27,032,323	0.81%	0.60% to 0.75%	17.14% to 17.31%
Fidelity VIP Equity-Income Portfolio: Service Class	18,502	$171.05	$3,164,664	3.04%	0.75%	19.18%
Fidelity VIP Growth Portfolio: Service Class	13,173	$142.31	$1,874,679	0.21%	0.75%	5.94%
Fidelity VIP Overseas Portfolio: Service Class	1,049	$215.46	$226,088	0.81%	0.75%	17.07%
Fidelity VIP Overseas Portfolio: Service Class R	10,294	$153.34	$1,578,430	0.61%	0.75%	17.07%
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio: Initial Class	126,173	$225.72 to $2,303.09	$42,928,990	2.72%	0.60% to 0.75%	6.52% to 6.68%
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class	209,573	$201.72 to $2,055.87	$50,833,390	3.88%	0.60% to 0.75%	3.57% to 3.73%
Fidelity VIP II Contrafund Portfolio: Initial Class	354,948	$299.55 to $3,043.75	$142,858,160	1.28%	0.60% to 0.75%	10.88% to 11.05%
Fidelity VIP II Investment Grade Bond Portfolio: Service Class	10,341	$113.94	$1,178,224	3.44%	0.75%	3.52%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio: Service Class	53,198	$227.56 to $2,288.11	$14,488,640	0.25%	0.60% to 0.75%	11.75% to 11.92%
Fidelity VIP III Value Strategies Portfolio: Service Class	10,422	$197.52 to $1,986.11	$2,392,941	0.49%	0.60% to 0.75%	15.33% to 15.50%
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP IV Energy Portfolio: Service Class 2	6,071	$155.65 to $155.91	$945,548	0.72%	0.65% to 0.75%	15.75% to 15.86%
Fidelity VIP IV Freedom Fund 2010 Portfolio — Service Class	1,284	$117.16 to $117.36	$150,734	1.73%	0.65% to 0.75%	8.96% to 9.07%
Fidelity VIP IV Freedom Fund 2020 Portfolio — Service Class	3,434	$122.78 to $122.98	$421,728	1.54%	0.65% to 0.75%	10.98% to 11.09%
Fidelity VIP IV Freedom Fund 2030 Portfolio — Service Class	2,127	$126.61 to $126.82	$269,394	2.41%	0.65% to 0.75%	12.31% to 12.42%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio — I Class	72,788	$161.05 to $1,641.35	$14,923,733	3.13%	0.60% to 0.75%	3.43% to 3.58%
Neuberger Berman AMT Partners Portfolio Class I	158,015	$148.90 to $3,079.47	$34,027,708	0.71%	0.60% to 0.75%	11.40% to 11.57%
Neuberger Berman AMT Fasciano Portfolio — S Class	5,940	$148.63 to $1,494.44	$1,028,864	0.00%	0.60% to 0.75%	4.47% to 4.62%
Neuberger Berman AMT Mid Cap Growth Portfolio — I Class	3,483	$182.35 to $1,833.58	$775,995	0.00%	0.60% to 0.75%	13.84% to 14.01%
Neuberger Berman AMT Socially Responsive Portfolio — I Class	5,451	$165.70 to $1,666.17	$948,821	0.17%	0.60% to 0.75%	12.86% to 13.02%
Neuberger Berman AMT International Portfolio — S Class	3,252	$143.27 to $143.50	$466,192	0.25%	0.65% to 0.75%	22.53% to 22.66%
Neuberger Berman AMT Regency Portfolio — S Class	1,061	$127.77 to $127.98	$135,667	0.50%	0.65% to 0.75%	10.11% to 10.22%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund — Initial Class	15,761	$186.34 to $1,899.10	$4,697,166	8.83%	0.60% to 0.75%	5.69% to 5.85%
Van Eck Worldwide Hard Assets Fund — Initial Class	13,836	$328.21 to $3,345.02	$8,254,908	0.06%	0.60% to 0.75%	23.56% to 23.75%
Van Eck Worldwide Emerging Markets Fund — Initial Class	65,596	$244.46 to $2,483.98	$27,532,833	0.60%	0.60% to 0.75%	38.45% to 38.66%
Van Eck Worldwide Real Estate Fund — Initial Class	13,258	$273.58 to $2,771.53	$5,209,377	1.55%	0.60% to 0.75%	29.94% to 30.14%
Van Eck Worldwide Bond Fund — Class R1	23,711	$114.15 to $1,146.09	$3,333,139	7.46%	0.60% to 0.75%	5.60% to 5.76%
Van Eck Worldwide Hard Assets Fund — Class R1	23,664	$232.92 to $2,338.52	$7,147,905	0.06%	0.60% to 0.75%	23.61% to 23.79%
Van Eck Worldwide Emerging Markets Fund — Class R1	50,796	$229.57 to $2,304.88	$14,924,859	0.55%	0.60% to 0.75%	38.49% to 38.70%
Van Eck Worldwide Real Estate Fund — Class R1	22,052	$201.22 to $2,020.21	$5,506,576	1.42%	0.60% to 0.75%	29.83% to 30.03%
The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares	201,820	$140.04 to $1,422.98	$36,757,345	0.00%	0.60% to 0.75%	19.12% to 19.30%
Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage VT Discovery Fund	142,861	$69.54 to $702.35	$10,355,423	0.00%	0.60% to 0.75%	13.79% to 13.96%
Wells Fargo VT Opportunity Fund	60,023	$131.18 to $1,325.02	$8,442,541	0.00%	0.60% to 0.75%	11.38% to 11.55%
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio: Initial Shares	32,783	$127.73 to $1,286.26	$4,497,830	1.54%	0.60% to 0.75%	15.61% to 15.78%
Dreyfus Developing Leaders Portfolio: Initial Shares	1,095	$153.43 to $1,542.74	$222,638	0.42%	0.60% to 0.75%	3.00% to 3.15%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio: Service Shares	29,618	$195.10 to $1,978.31	$6,138,847	0.36%	0.60% to 0.75%	13.56% to 13.73%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund: Initial Shares	62,009	$159.53 to $1,604.06	$10,690,871	1.67%	0.60% to 0.75%	14.64% to 14.81%
American Century Variable Portfolios, Inc.:
American Century VP International Fund: Class I	3,313	$159.52 to $1,606.37	$1,042,520	1.58%	0.60% to 0.75%	24.09% to 24.28%
American Century VP Ultra Fund: Class I	18,237	$107.08 to $1,078.33	$2,030,698	0.00%	0.60% to 0.75%	-4.00% to -3.85%
American Century VP Value Fund: Class I	54,195	$155.79 to $1,568.88	$9,355,194	1.28%	0.60% to 0.75%	17.77% to 17.95%
American Century VP Income and Growth Fund: Class I	10,276	$164.56 to $1,691.44	$1,828,849	1.69%	0.60% to 0.75%	16.21% to 16.39%
American Century VP International Fund: Class III	12,193	$157.68 to $158.10	$1,925,119	1.31%	0.65% to 0.75%	24.09% to 24.22%
American Century VP Mid Cap Value Fund: Class I	2,012	$134.52 to $134.74	$270,859	1.05%	0.65% to 0.75%	19.40% to 19.52%
American Century VP Vista Fund: Class I	1,069	$123.42 to $123.62	$132,041	0.00%	0.65% to 0.75%	8.20% to 8.30%
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund: Class II	12,803	$109.64 to $1,102.50	$1,624,404	3.43%	0.60% to 0.75%	0.83% to 0.98%
Janus Aspen Series:
Janus Aspen Series — Forty Portfolio: Service Shares	14,008	$148.42 to $1,494.58	$2,333,227	0.14%	0.60% to 0.75%	8.30% to 8.47%
Janus Aspen Series — International Growth Portfolio: Service Shares	5,388	$232.95 to $2,345.86	$2,616,531	1.97%	0.60% to 0.75%	45.54% to 45.75%
Janus Aspen Series — Global Technology Portfolio: Service Shares	1,499	$122.35 to $1,232.09	$203,635	0.00%	0.60% to 0.75%	7.02% to 7.18%
Janus Aspen Series — Balanced Portfolio: Service Shares	6,135	$138.15 to $1,389.13	$1,014,333	1.94%	0.60% to 0.75%	9.59% to 9.76%
Janus Aspen Series — Risk Managed Core Portfolio: Service Shares	1,125	$172.73 to $1,736.78	$231,276	0.13%	0.60% to 0.75%	9.94% to 10.11%
Janus Aspen Series — International Growth Portfolio: Service II Shares	16,893	$218.26 to $218.84	$3,701,931	2.40%	0.65% to 0.75%	45.60% to 45.75%
Janus Aspen Series — Global Technology Portfolio: Service II Shares	1,946	$124.68 to $125.02	$242,903	0.00%	0.65% to 0.75%	7.14% to 7.24%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/ VA: Non-Service Shares	41,327	$123.22 to $1,240.84	$5,452,982	0.34%	0.60% to 0.75%	7.14% to 7.30%
Oppenheimer Global Securities Fund/ VA: Non-Service Shares	9,975	$173.09 to $1,743.01	$2,878,348	1.01%	0.60% to 0.75%	16.81% to 16.99%
Oppenheimer Main Street Fund/ VA: Non- Service Shares	23,629	$133.97 to $1,349.11	$3,569,662	1.06%	0.60% to 0.75%	14.17% to 14.34%
Oppenheimer High Income Fund/ VA: Non- Service Shares	7,314	$132.71 to $1,334.46	$1,085,691	6.94%	0.60% to 0.75%	8.61% to 8.77%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Oppenheimer Main Street Small Cap Fund/ VA: Non-Service Shares	10,503	$203.70 to $2,048.24	$2,368,572	0.14%	0.60% to 0.75%	14.14% to 14.31%
Oppenheimer Global Securities Fund/ VA: Class 3	60,153	$153.80 to $154.21	$9,258,685	0.85%	0.65% to 0.75%	16.81% to 16.93%
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I Shares	15,813	$169.03 to $1,699.59	$3,042,844	0.41%	0.60% to 0.75%	12.36% to 12.53%
AIM V.I. Capital Appreciation Fund Series I Shares	2,210	$148.75 to $1,495.64	$343,574	0.06%	0.60% to 0.75%	5.51% to 5.67%
AIM V.I. Capital Development Fund Series I Shares	2,821	$186.70 to $1,877.25	$683,524	0.00%	0.60% to 0.75%	15.65% to 15.82%
Federated Insurance Series:
Federated Quality Bond Fund II: Primary Shares	23,630	$112.01 to $1,088.79	$2,724,035	3.99%	0.60% to 0.75%	3.38% to 3.53%
Federated American Leaders Fund II: Primary Shares	644	$165.08 to $1,659.84	$148,881	1.27%	0.60% to 0.75%	15.94% to 16.11%
Federated Capital Appreciation Fund II: Primary Shares	920	$149.16 to $1,499.78	$163,415	0.76%	0.60% to 0.75%	15.35% to 15.52%
Franklin Templeton Variable Insurance Products Trust:
Franklin Templeton VIP Franklin Small Cap Value Securities Fund — Class I	36,733	$206.17 to $2,073.03	$8,565,153	0.83%	0.60% to 0.75%	16.43% to 16.60%
Franklin Templeton VIP Franklin Rising Dividends Securities Fund — Class I	57,462	$162.18 to $1,630.69	$10,654,504	1.13%	0.60% to 0.75%	16.55% to 16.73%
Franklin Templeton VIP Templeton Foreign Securities Fund Class 1	4,317	$206.32 to $2,074.59	$1,837,323	1.37%	0.60% to 0.75%	20.79% to 20.97%
Franklin Templeton VIP Templeton Developing Markets Securities Fund — Class 3	7,730	$162.08 to $162.35	$1,253,547	1.15%	0.65% to 0.75%	27.21% to 27.34%
Franklin Templeton VIP Templeton Global Income Securities Fund — Class 3	4,632	$110.12 to $110.30	$510,397	3.41%	0.65% to 0.75%	12.00% to 12.11%
AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio: Class A	23,141	$165.95 to $1,668.60	$4,292,206	1.36%	0.60% to 0.75%	16.41% to 16.59%
AllianceBernstein Small/ Mid Cap Value Portfolio: Class A	13,955	$195.90 to $1,969.75	$3,116,027	0.40%	0.60% to 0.75%	13.57% to 13.74%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series — Initial Class	5,315	$138.48 to $1,392.46	$844,070	0.00%	0.60% to 0.75%	6.77% to 6.93%
MFS Value Series: Initial Class	17,085	$178.63 to $1,796.14	$3,644,662	1.06%	0.60% to 0.75%	19.94% to 20.12%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Putnam Variable Trust:
Putnam VT Growth & Income Fund — IB Class	2,837	$163.83 to $1,647.31	$567,734	1.35%	0.60% to 0.75%	15.05% to 15.22%
Putnam VT International Equity Fund — IB Class	728	$207.33 to $2,084.75	$229,635	0.58%	0.60% to 0.75%	26.77% to 26.96%
Putnam VT Voyager Fund — IB Class	3,775	$134.99 to $1,357.30	$1,006,933	0.11%	0.60% to 0.75%	4.65% to 4.81%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	11,748	$164.14	$1,928,212	2.52%	0.95%	19.56%
Vanguard Total Bond Market Index Portfolio	9,537	$112.35	$1,071,517	3.61%	0.95%	3.32%
Vanguard High Yield Bond Portfolio	4,963	$133.76	$663,844	6.78%	0.95%	7.25%
Vanguard Mid Cap Index Portfolio	12,722	$195.12	$2,482,308	0.91%	0.95%	12.68%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio: Class I	9,217	$112.33 to $1,129.51	$1,174,089	3.96%	0.60% to 0.75%	2.96% to 3.11%
Van Kampen Emerging Markets Debt Portfolio: Class I	1,475	$152.02 to $1,528.60	$333,584	8.56%	0.60% to 0.75%	9.98% to 10.15%
Van Kampen U.S. Real Estate Portfolio: Class I	24,171	$277.01 to $2,785.34	$7,516,293	1.05%	0.60% to 0.75%	37.02% to 37.22%
T Rowe Price:
T Rowe Price Blue Chip Growth Portfolio — Class II	12,367	$122.17 to $122.38	$1,512,514	0.28%	0.65% to 0.75%	8.51% to 8.62%
T Rowe Price Equity Income Portfolio — Class II	15,244	$124.64 to $124.85	$1,901,205	1.38%	0.65% to 0.75%	17.76% to 17.88%
T Rowe Price Limited Term Bond Portfolio — Class II	2,565	$104.05 to $104.22	$266,960	3.68%	0.65% to 0.75%	3.25% to 3.35%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6 Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	180,931	$285.97 to $7,994.25	$147,435,373	0.91%	0.00% to 0.75%	6.64% to 7.44%
Gartmore GVIT Money Market Fund Class IV	252,986	$153.86 to $2,936.04	$48,229,509	2.78%	0.00% to 0.75%	2.05% to 2.82%
Gartmore GVIT Government Bond Fund Class IV	79,485	$219.66 to $4,827.11	$25,641,945	3.70%	0.00% to 0.75%	2.41% to 3.17%
JP Morgan GVIT Balanced Fund Class IV	64,125	$265.64 to $4,070.96	$37,680,892	2.08%	0.35% to 0.75%	1.86% to 2.26%
Gartmore GVIT Mid Cap Growth Fund Class IV	107,547	$440.20 to $6,615.81	$72,034,687	0.00%	0.60% to 0.75%	9.00% to 9.16%
Dreyfus GVIT International Value Fund Class IV	106,745	$309.50 to $3,161.42	$49,858,746	1.24%	0.60% to 0.75%	11.14% to 11.30%
Gartmore GVIT Growth Fund Class IV	206,946	$96.54 to $976.56	$26,631,211	0.08%	0.60% to 0.75%	5.71% to 5.87%
Van Kampen GVIT Comstock Value — Class IV	160,028	$132.05 to $1,335.79	$29,311,367	1.64%	0.60% to 0.75%	3.58% to 3.74%
Gartmore GVIT Small Company Fund Class IV	163,430	$145.44 to $1,471.20	$30,196,507	0.00%	0.60% to 0.75%	11.48% to 11.65%
Gartmore GVIT Small Cap Value Fund Class IV	176,842	$150.43 to $1,521.74	$35,271,237	0.06%	0.60% to 0.75%	2.30% to 2.45%
Gartmore GVIT Equity 500 Index Fund Class IV	488,766	$306.83 to $3,125.99	$194,582,457	1.60%	0.60% to 0.75%	3.97% to 4.12%
Gartmore GVIT Government Bond Fund Class I	3,214	$107.86	$346,638	3.88%	0.75%	2.49%
Gartmore GVIT Investor Destinations Aggressive Fund Class II	14,900	$153.26 to $1,551.52	$2,295,653	2.08%	0.60% to 0.75%	7.13% to 7.29%
Gartmore GVIT Investor Destinations Conservative Fund Class II	2,899	$113.51 to $1,129.08	$331,408	2.84%	0.60% to 0.75%	2.54% to 2.69%
Gartmore GVIT Investor Destinations Moderate Fund Class II	68,395	$132.51 to $1,328.81	$9,331,048	2.38%	0.60% to 0.75%	4.56% to 4.72%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II	76,925	$144.40 to $1,457.19	$11,457,284	2.21%	0.60% to 0.75%	6.27% to 6.43%
Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II	8,852	$122.94 to $1,226.67	$1,180,073	2.63%	0.60% to 0.75%	3.71% to 3.86%
Gartmore GVIT Emerging Markets Fund Class I	2,726	$253.06 to $2,540.74	$1,290,632	0.56%	0.60% to 0.75%	31.65% to 31.85%
Dreyfus GVIT Mid Cap Index Fund Class I	17,840	$167.83 to $1,685.06	$3,355,812	1.07%	0.60% to 0.75%	11.26% to 11.43%
Federated GVIT High Income Bond Fund Class I	6,710	$122.85 to $1,233.42	$1,112,049	7.68%	0.60% to 0.75%	1.62% to 1.77%
Gartmore GVIT Global Financial Services Fund Class I	1,253	$177.36 to $1,780.72	$326,653	2.03%	0.60% to 0.75%	10.32% to 10.49%
Gartmore GVIT Global Health Sciences Fund Class I	2,685	$144.22 to $1,447.93	$971,300	0.00%	0.60% to 0.75%	7.63% to 7.79%
Gartmore GVIT Global Technology and Communications Fund Class I	1,133	$141.87 to $1,424.42	$176,571	0.00%	0.60% to 0.75%	-1.26% to -1.11%
Gartmore GVIT Global Utilities Fund Class I	981	$162.86 to $1,635.15	$375,256	2.25%	0.60% to 0.75%	5.60% to 5.75%
Gartmore GVIT Small Cap Growth Fund Class I	6,754	$151.76 to $1,523.66	$1,049,465	0.00%	0.60% to 0.75%	7.29% to 7.45%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT U.S. Growth Leaders Fund Class I	6,666	$165.37 to $1,660.34	$1,302,141	0.00%	0.60% to 0.75%	11.13% to 11.29%
Van Kampen GVIT Multi Sector Bond Fund Class I	9,714	$113.44 to $1,138.98	$1,368,395	3.95%	0.60% to 0.75%	1.42% to 1.57%
Dreyfus GVIT International Value Fund Class III	142,685	$128.58 to $1,288.99	$22,396,340	1.36%	0.60% to 0.75%	11.22% to 11.39%
Gartmore GVIT Emerging Markets Fund Class III	13,678	$155.54 to $155.80	$2,128,827	0.54%	0.65% to 0.75%	31.67% to 31.80%
Gartmore GVIT Global Financial Services Fund Class III	3,758	$129.58 to $129.80	$487,326	2.34%	0.65% to 0.75%	10.34% to 10.45%
Gartmore GVIT Global Health Sciences Fund Class III	4,921	$106.49 to $106.66	$524,450	0.00%	0.65% to 0.75%	7.62% to 7.72%
Gartmore GVIT Global Technology and Communications Fund Class III	6,525	$107.64 to $107.82	$702,733	0.00%	0.65% to 0.75%	-1.25% to -1.16%
Gartmore GVIT Global Utilities Fund Class III	7,071	$133.89 to $134.11	$947,713	2.32%	0.65% to 0.75%	5.69% to 5.79%
Federated GVIT High Income Bond — Class III	2,418	$104.89 to $104.95	$253,481	6.50%	0.65% to 0.75%	4.89% to 4.95%	(a)
The Stripped (“Zero”) U.S. Treasury Securities Fund, Provident Mutual Series A:
Zero Coupon Bond Series Fund	25,062	$292.43 to $4,629.79	$11,819,715	1.54%	0.60% to 1.00%	1.58% to 1.99%
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio Initial Class	336,566	$315.99 to $3,219.28	$146,730,412	1.64%	0.60% to 0.75%	5.08% to 5.23%
Fidelity VIP Growth Portfolio Initial Class	502,778	$266.59 to $2,716.00	$182,818,370	0.51%	0.60% to 0.75%	5.01% to 5.17%
Fidelity VIP High Income Portfolio Initial Class	91,495	$155.27 to $1,630.65	$19,080,223	14.96%	0.60% to 0.75%	1.94% to 2.09%
Fidelity VIP Overseas Portfolio Initial Class	130,400	$194.06 to $1,974.80	$37,349,783	0.70%	0.60% to 0.75%	18.16% to 18.34%
Fidelity VIP Overseas Portfolio Initial Class R	137,020	$131.22 to $1,315.47	$21,341,056	0.60%	0.60% to 0.75%	18.23% to 18.40%
Fidelity VIP Investment Grade Bond Portfolio Service Class	8,327	$110.06	$916,473	3.11%	0.75%	1.32%
Fidelity VIP Equity-Income Portfolio Service Class	11,468	$143.51	$1,645,778	1.07%	0.75%	4.97%
Fidelity VIP Growth Portfolio Service Class	8,095	$134.34	$1,087,517	0.31%	0.75%	4.89%
Fidelity VIP Overseas Portfolio Service Class	1,304	$184.05	$239,921	0.59%	0.75%	18.09%
Fidelity VIP Overseas Portfolio Service Class R	6,705	$130.98	$878,406	0.37%	0.75%	18.04%
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio Initial Class	138,727	$211.91 to $2,158.94	$43,992,466	2.76%	0.60% to 0.75%	3.27% to 3.42%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity VIP II Investment Grade Bond Portfolio Initial Class	199,063	$194.77 to $1,982.01	$47,170,260	3.59%	0.60% to 0.75%	1.43% to 1.58%
Fidelity VIP II Contrafund Portfolio Initial Class	365,088	$270.14 to $2,740.88	$131,865,992	0.29%	0.60% to 0.75%	16.07% to 16.24%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio Service Class	49,974	$203.63 to $2,044.44	$12,334,023	0.00%	0.60% to 0.75%	17.32% to 17.50%
Fidelity VIP III Value Strategies Portfolio Service Class	11,040	$171.27 to $1,719.52	$2,189,379	0.00%	0.60% to 0.75%	1.79% to 1.94%
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP Natural Resources Portfolio — Service Class 2	2,430	$134.47 to $134.56	$326,843	0.85%	0.65% to 0.75%	34.47% to 34.56%	(a)
Fidelity VIP Freedom Fund 2010 Portfolio — Service Class	1,252	$107.52 to $107.60	$134,721	0.52%	0.65% to 0.75%	7.52% to 7.60%	(a)
Fidelity VIP Freedom Fund 2020 Portfolio — Service Class	2,865	$110.64 to $110.71	$317,008	0.74%	0.65% to 0.75%	10.64% to 10.71%	(a)
Fidelity VIP Freedom Fund 2030 Portfolio — Service Class	730	$112.74 to $112.81	$82,365	0.90%	0.65% to 0.75%	12.74% to 12.81%	(a)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	82,241	$155.71 to $1,584.62	$16,000,795	2.86%	0.60% to 0.75%	0.69% to 0.84%
Neuberger Berman AMT Partners Portfolio	173,411	$133.66 to $2,760.10	$33,087,823	0.95%	0.60% to 0.75%	17.17% to 17.34%
Neuberger Berman AMT Fasciano Portfolio Class S	5,560	$142.27 to $1,428.38	$958,881	0.00%	0.60% to 0.75%	2.13% to 2.28%
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	3,023	$160.18 to $1,608.26	$541,510	0.00%	0.60% to 0.75%	12.89% to 13.06%
Neuberger Berman AMT Socially Responsive Portfolio	4,176	$146.83 to $1,474.17	$748,034	0.00%	0.60% to 0.75%	6.06% to 6.22%
Neuberger Berman AMT International Portfolio — Class S	616	$116.92 to $117.00	$72,003	0.16%	0.65% to 0.75%	16.92% to 17.00%	(a)
Neuberger Berman AMT Regency Portfolio — Class S	214	$116.04 to $116.12	$24,775	0.00%	0.65% to 0.75%	16.04% to 16.12%	(a)
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund Initial Class	19,420	$176.31 to $1,794.23	$5,372,232	7.44%	0.60% to 0.75%	-3.75% to -3.61%
Van Eck Worldwide Hard Assets Fund Initial Class	16,311	$265.62 to $2,703.06	$7,706,734	0.32%	0.60% to 0.75%	50.54% to 50.77%
Van Eck Worldwide Emerging Markets Fund Initial Class	78,073	$176.56 to $1,791.42	$22,869,649	0.82%	0.60% to 0.75%	31.01% to 31.21%
Van Eck Worldwide Real Estate Fund Initial Class	15,785	$210.54 to $2,129.71	$4,701,955	2.21%	0.60% to 0.75%	20.11% to 20.29%
Van Eck Worldwide Bond Fund Class R	20,782	$108.10 to $1,083.66	$2,771,982	5.62%	0.60% to 0.75%	-3.83% to -3.69%
Van Eck Worldwide Hard Assets Fund Class R	19,315	$188.44 to $1,889.04	$4,724,798	0.22%	0.60% to 0.75%	50.49% to 50.71%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Van Eck Worldwide Emerging Markets Fund Class R	48,585	$165.76 to $1,661.75	$10,258,252	0.66%	0.60% to 0.75%	30.88% to 31.08%
Van Eck Worldwide Real Estate Fund Class R	21,899	$154.98 to $1,553.66	$4,031,485	1.53%	0.60% to 0.75%	20.11% to 20.29%
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	220,956	$117.56 to $1,192.76	$34,011,465	0.00%	0.60% to 0.75%	16.01% to 16.18%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II Investor Class	—	$53.03 to $534.29	—	0.00%	0.60% to 0.75%	-5.59% to - 5.55%	(c)
Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage Discovery Fund VT	151,219	$61.11 to $616.31	$9,712,121	0.00%	0.60% to 0.75%	15.23% to 15.35%	(c)
Wells Fargo Opportunity Fund VT	64,603	$117.78 to $1,187.83	$8,255,270	0.00%	0.60% to 0.75%	7.08% to 7.24%	(d)
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio Initial Shares	30,098	$110.48 to $1,110.93	$3,629,774	0.02%	0.60% to 0.75%	3.60% to 3.76%
Dreyfus Developing Leaders Portfolio Initial Shares	1,172	$148.97 to $1,495.62	$247,116	0.00%	0.60% to 0.75%	5.01% to 5.17%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio Service Shares	24,462	$171.81 to $1,739.50	$4,455,409	0.00%	0.60% to 0.75%	6.43% to 6.59%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund Initial Shares	61,753	$139.16 to $1,397.16	$9,252,054	1.66%	0.60% to 0.75%	3.91% to 4.07%
American Century Variable Portfolios, Inc.:
American Century VP International Fund Class I	3,969	$128.55 to $1,292.55	$873,158	1.11%	0.60% to 0.75%	12.41% to 12.58%
American Century VP Ultra Fund Class I	16,999	$111.54 to $1,121.54	$2,016,032	0.00%	0.60% to 0.75%	1.40% to 1.56%
American Century VP Value Fund Class I	48,615	$132.29 to $1,330.18	$7,102,333	0.73%	0.60% to 0.75%	4.25% to 4.41%
American Century VP Income and Growth Fund Class I	9,347	$141.60 to $1,453.27	$1,477,346	1.89%	0.60% to 0.75%	3.85% to 4.01%
American Century VP International Fund Class III	8,446	$127.07 to $127.28	$1,073,967	0.89%	0.65% to 0.75%	12.26% to 12.37%
American Century VP Mid Cap Value Fund — Class I	343	$112.66 to $112.74	$38,665	1.18%	0.65% to 0.75%	12.66% to 12.74%	(a)
American Century VP Vista Fund — Class I	144	$114.07 to $114.14	$16,429	0.00%	0.65% to 0.75%	14.07% to 14.14%	(a)
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund Class II	14,308	$108.74 to $1,091.81	$1,804,271	4.39%	0.60% to 0.75%	0.80% to 0.95%
Janus Aspen Series:
Janus Aspen Forty Portfolio Service Shares	15,883	$137.04 to $1,377.94	$2,448,698	0.01%	0.60% to 0.75%	11.72% to 11.88%
Janus Aspen International Growth Portfolio Service Shares	5,119	$160.06 to $1,609.46	$1,257,866	1.09%	0.60% to 0.75%	30.96% to 31.15%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Janus Aspen Global Technology Portfolio Service Shares	2,605	$114.32 to $1,149.50	$305,529	0.00%	0.60% to 0.75%	10.72% to 10.88%
Janus Aspen Balanced Portfolio Service Shares	5,107	$126.06 to $1,265.66	$795,226	2.05%	0.60% to 0.75%	6.86% to 7.02%
Janus Aspen Risk Managed Core Portfolio Service Shares	743	$157.11 to $1,577.35	$162,396	1.43%	0.60% to 0.75%	10.09% to 10.25%
Janus Aspen International Growth Portfolio Service II Shares	5,838	$149.90 to $150.15	$875,717	1.14%	0.65% to 0.75%	31.03% to 31.16%
Janus Aspen Global Technology Portfolio Service II Shares	1,389	$116.38 to $116.57	$161,721	0.00%	0.65% to 0.75%	10.50% to 10.61%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund VA Initial Class	36,163	$115.00 to $1,156.38	$4,425,073	0.85%	0.60% to 0.75%	4.32% to 4.47%
Oppenheimer Global Securities Fund VA Initial Class	12,525	$148.17 to $1,489.88	$2,747,732	1.05%	0.60% to 0.75%	13.46% to 13.63%
Oppenheimer Main Street Fund VA Initial Class	19,483	$117.34 to $1,179.93	$2,677,128	1.28%	0.60% to 0.75%	5.19% to 5.34%
Oppenheimer High Income Fund VA Initial Class	5,853	$122.20 to $1,226.86	$794,283	6.19%	0.60% to 0.75%	1.55% to 1.70%
Oppenheimer Main Street Small Cap Fund VA Initial Class	7,147	$178.47 to $1,791.80	$1,488,022	0.00%	0.60% to 0.75%	9.10% to 9.26%
Oppenheimer Global Securities Fund/ VA Class III	45,095	$131.66 to $131.88	$5,940,612	0.82%	0.65% to 0.75%	13.49% to 13.60%
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I	15,003	$150.43 to $1,510.36	$2,540,277	0.08%	0.60% to 0.75%	4.95% to 5.11%
AIM V.I. Capital Appreciation Fund Series I	2,030	$140.98 to $1,415.45	$286,635	0.09%	0.60% to 0.75%	8.02% to 8.19%
AIM V.I. Capital Development Fund Series I	2,102	$161.43 to $1,620.77	$463,965	0.00%	0.60% to 0.75%	8.79% to 8.95%
Federated Insurance Series:
Federated Quality Bond Fund II Primary Shares	19,395	$108.35 to $1,051.64	$2,220,225	2.98%	0.60% to 0.75%	0.54% to 0.69%
Federated American Leaders Fund II Primary Shares	597	$142.38 to $1,429.53	$84,882	2.06%	0.60% to 0.75%	4.24% to 4.40%
Federated Capital Appreciation Fund II Primary Shares	788	$129.31 to $1,298.29	$122,669	1.07%	0.60% to 0.75%	1.15% to 1.31%
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund Class I	34,003	$177.08 to $1,777.85	$6,889,528	0.86%	0.60% to 0.75%	8.18% to 8.34%
Franklin Rising Dividends Securities Fund Class I	61,187	$139.14 to $1,397.00	$9,574,564	0.96%	0.60% to 0.75%	2.91% to 3.06%
Templeton Foreign Securities Fund Class I	5,324	$170.81 to $1,714.94	$1,603,003	1.31%	0.60% to 0.75%	9.65% to 9.82%
Templeton Developing Markets Securities Fund — Class 3	4,063	$127.41 to $127.49	$517,685	0.07%	0.65% to 0.75%	27.41% to 27.49%	(a)
Templeton Global Income Securities Fund — Class 3	1,674	$98.32 to $98.39	$164,647	1.28%	0.65% to 0.75%	-1.68% to - 1.61%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio Class A	25,189	$142.55 to $1,431.21	$3,838,046	1.45%	0.60% to 0.75%	4.09% to 4.24%
AllianceBernstein Small/ Mid Cap Value Portfolio Class A	12,590	$172.49 to $1,731.84	$2,464,073	0.68%	0.60% to 0.75%	6.12% to 6.28%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series Initial Class	5,019	$129.70 to $1,302.17	$696,805	0.36%	0.60% to 0.75%	3.71% to 3.87%
MFS Value Series Initial Class	14,577	$148.93 to $1,495.29	$2,525,353	0.78%	0.60% to 0.75%	5.87% to 6.02%
Putnam Variable Trust:
Putnam VT Growth & Income Fund Class IB	2,559	$142.40 to $1,429.72	$365,035	1.23%	0.60% to 0.75%	4.44% to 4.60%
Putnam VT International Equity Fund Class IB	885	$163.55 to $1,642.09	$309,159	1.44%	0.60% to 0.75%	11.36% to 11.53%
Putnam VT Voyager Fund Class IB	3,939	$128.99 to $1,295.05	$981,059	0.66%	0.60% to 0.75%	4.91% to 5.06%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	8,568	$137.29	$1,176,354	1.99%	0.95%	3.16%
Vanguard Total Bond Market Index Portfolio	6,477	$108.74	$704,467	3.25%	0.95%	1.44%
Vanguard High Yield Bond Portfolio	4,203	$124.72	$524,177	7.28%	0.95%	1.78%
Vanguard Mid Cap Index Portfolio	7,819	$173.17	$1,353,960	0.78%	0.95%	12.90%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio Class I	9,174	$109.10 to $1,095.42	$1,127,287	3.50%	0.60% to 0.75%	3.44% to 3.59%
Van Kampen Emerging Markets Debt Portfolio Class I	1,667	$138.23 to $1,387.79	$365,662	7.53%	0.60% to 0.75%	11.41% to 11.58%
Van Kampen U.S. Real Estate Portfolio Class I	21,075	$202.17 to $2,029.80	$4,713,181	1.18%	0.60% to 0.75%	16.18% to 16.35%
T Rowe Price
T Rowe Price Blue Chip Growth Portfolio — Class II	2,658	$112.59 to $112.66	$299,227	0.28%	0.65% to 0.75%	12.59% to 12.66%	(a)
T Rowe Price Equity Income Portfolio — Class II	8,420	$105.84 to $105.91	$891,372	1.62%	0.65% to 0.75%	5.84% to 5.91%	(a)
T Rowe Price Limited Term Bond Portfolio — Class II	564	$100.77 to $100.84	$56,684	2.10%	0.65% to 0.75%	0.77% to 0.84%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	196,949	$268.17 to $7,440.70	148,990,742	1.28%	0.00% to 0.75%	8.93% to 9.75%
Gartmore GVIT Money Market Fund Class IV	271,364	$150.76 to $2,855.40	50,204,139	0.92%	0.00% to 0.75%	0.18% to 0.94%
Gartmore GVIT Government Bond Fund Class IV	80,349	$214.50 to $4,678.58	25,450,982	5.48%	0.00% to 0.75%	2.49% to 3.27%
JP Morgan GVIT Balanced Fund Class IV	68,429	$260.80 to $3,980.82	38,598,170	2.01%	0.35% to 0.75%	7.73% to 8.16%
Gartmore GVIT Mid Cap Growth Fund Class IV	117,490	$403.85 to $6,060.46	71,047,981	0.00%	0.60% to 0.75%	14.47% to 14.64%
Dreyfus GVIT International Value Fund Class IV	125,900	$278.49 to $2,840.40	52,430,593	2.30%	0.60% to 0.75%	19.14% to 19.32%
Gartmore GVIT Growth Fund Class IV	225,104	$91.33 to $922.44	27,251,767	0.33%	0.60% to 0.75%	7.35% to 7.51%
Comstock GVIT Value Fund Class IV	161,859	$127.49 to $1,287.69	28,533,228	1.33%	0.60% to 0.75%	16.54% to 16.72%
Gartmore GVIT Small Company Fund Class IV	182,925	$130.46 to $1,317.73	30,071,390	0.00%	0.60% to 0.75%	18.13% to 18.31%
Gartmore GVIT Small Cap Value Fund Class IV	189,197	$147.05 to $1,485.29	36,643,867	0.00%	0.60% to 0.75%	16.42% to 16.60%
Gartmore GVIT Equity 500 Index Fund Class IV	525,044	$295.12 to $3,002.19	201,807,031	2.71%	0.60% to 0.75%	9.76% to 9.93%
Gartmore GVIT Government Bond Fund Class I	1,934	$105.24	203,502	5.48%	0.75%	2.49%
Gartmore GVIT Investor Destinations Aggressive Fund Class II	9,680	$143.06 to $1,446.14	1,391,244	1.75%	0.60% to 0.75%	13.17% to 13.34%
Gartmore GVIT Investor Destinations Conservative Fund Class II	2,462	$110.71 to $1,099.50	274,990	1.78%	0.60% to 0.75%	3.87% to 4.03%
Gartmore GVIT Investor Destinations Moderate Fund Class II	40,617	$126.73 to $1,268.97	5,361,774	2.24%	0.60% to 0.75%	8.72% to 8.88%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II	48,687	$135.87 to $1,369.11	6,775,636	2.00%	0.60% to 0.75%	11.26% to 11.42%
Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II	7,325	$118.01 to $1,181.05	934,061	2.59%	0.60% to 0.75%	6.36% to 6.52%
Gartmore GVIT Emerging Markets Fund Class I	3,501	$192.22 to $1,927.06	886,108	1.05%	0.60% to 0.75%	19.84% to 20.02%
Dreyfus GVIT Mid Cap Index Fund Class I	11,798	$150.84 to $1,512.21	2,079,725	0.58%	0.60% to 0.75%	14.87% to 15.04%
Federated GVIT High Income Bond Fund Class I	6,739	$120.89 to $1,211.98	1,080,967	7.64%	0.60% to 0.75%	9.27% to 9.44%
Gartmore GVIT Global Financial Services Fund Class I	1,646	$160.77 to $1,611.68	277,605	1.35%	0.60% to 0.75%	20.09% to 20.27%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT Global Health Sciences Fund Class I	2,624	$133.99 to $1,343.25	830,411	0.00%	0.60% to 0.75%	7.05% to 7.21%
Gartmore GVIT Global Technology and Communications Fund Class I	1,954	$143.68 to $1,440.41	296,091	0.00%	0.60% to 0.75%	3.53% to 3.69%
Gartmore GVIT Global Utilities Fund Class I	803	$154.23 to $1,546.19	209,397	1.48%	0.60% to 0.75%	29.00% to 29.19%
Gartmore GVIT Small Cap Growth Fund Class I	5,900	$141.45 to $1,418.07	874,492	0.00%	0.60% to 0.75%	12.57% to 12.74%
Gartmore GVIT U.S. Growth Leaders Fund Class I	3,485	$148.81 to $1,491.84	660,354	0.00%	0.60% to 0.75%	11.57% to 11.74%
Van Kampen GVIT Multi Sector Bond Fund Class I	7,900	$111.86 to $1,121.37	1,069,201	4.99%	0.60% to 0.75%	5.74% to 5.90%
Dreyfus GVIT International Value Fund Class III	102,795	$115.61 to $1,157.24	14,007,884	0.85%	0.60% to 0.75%	15.61% to 15.72%	(a)
Gartmore GVIT Emerging Markets Fund Class III	6,238	$118.13 to $118.21	737,078	1.54%	0.65% to 0.75%	18.13% to 18.21%	(a)
Gartmore GVIT Global Financial Services Fund Class III	561	$117.43 to $117.51	65,870	1.35%	0.65% to 0.75%	17.43% to 17.51%	(a)
Gartmore GVIT Global Health Sciences Fund Class III	1,842	$98.95 to $99.02	182,295	0.00%	0.65% to 0.75%	-1.05% to - 0.98%	(a)
Gartmore GVIT Global Technology and Communications Fund Class III	3,563	$109.01 to $109.08	388,537	0.00%	0.65% to 0.75%	9.01% to 9.08%	(a)
Gartmore GVIT Global Utilities Fund Class III	2,258	$126.69 to $126.77	286,235	1.42%	0.65% to 0.75%	26.69% to 26.77%	(a)
The Stripped (“Zero”) U.S. Treasury Securities Fund, Provident Mutual Series A:
Zero Coupon Bond Series Fund	26,566	$287.89 to $4,539.64	12,325,976	0.00%	0.60% to 1.00%	-0.01% to 0.39%
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio Initial Class	366,652	$300.72 to $3,059.17	151,069,715	1.53%	0.60% to 0.75%	10.70% to 10.86%
Fidelity VIP Growth Portfolio Initial Class	559,541	$253.87 to $2,582.55	192,438,305	0.27%	0.60% to 0.75%	2.61% to 2.76%
Fidelity VIP High Income Portfolio Initial Class	108,255	$152.33 to $1,597.29	21,748,496	8.62%	0.60% to 0.75%	8.77% to 8.94%
Fidelity VIP Overseas Portfolio Initial Class	164,496	$164.23 to $1,668.81	38,859,321	1.24%	0.60% to 0.75%	12.79% to 12.96%
Fidelity VIP Overseas Portfolio Initial Class R	113,387	$110.99 to $1,111.02	14,497,940	0.00%	0.60% to 0.75%	10.99% to 11.10%	(a)
Fidelity VIP Investment Grade Bond Portfolio Service Class	6,188	$108.63	672,164	2.93%	0.75%	3.54%
Fidelity VIP Equity-Income Portfolio Service Class	5,950	$136.72	813,534	0.52%	0.75%	10.55%
Fidelity VIP Growth Portfolio Service Class	5,452	$128.08	698,296	0.10%	0.75%	2.49%
Fidelity VIP Overseas Portfolio Service Class	1,482	$155.86	230,920	0.94%	0.75%	12.64%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity VIP Overseas Portfolio Service Class R	2,905	$110.96	322,400	0.00%	0.75%	10.96%	(a)
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio Initial Class	157,168	$205.20 to $2,087.47	47,476,280	2.72%	0.60% to 0.75%	4.68% to 4.84%
Fidelity VIP II Investment Grade Bond Portfolio Initial Class	192,103	$192.02 to $1,951.14	46,034,857	4.11%	0.60% to 0.75%	3.67% to 3.83%
Fidelity VIP II Contrafund Portfolio Initial Class	371,697	$232.75 to $2,357.96	114,652,659	0.33%	0.60% to 0.75%	14.61% to 14.79%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio Service Class	36,442	$173.56 to $1,739.97	7,590,164	0.00%	0.60% to 0.75%	23.84% to 24.03%
Fidelity VIP III Value Strategies Portfolio Service Class	11,641	$168.25 to $1,686.75	2,540,271	0.00%	0.60% to 0.75%	13.14% to 13.31%
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	82,568	$154.65 to $1,571.45	16,075,368	3.63%	0.60% to 0.75%	0.03% to 0.18%
Neuberger Berman AMT Partners Portfolio	186,553	$114.08 to $2,352.19	29,576,931	0.01%	0.60% to 0.75%	18.09% to 18.26%
Neuberger Berman AMT Fasciano Portfolio Class S	5,642	$139.30 to $1,396.50	956,675	0.00%	0.60% to 0.75%	11.04% to 11.21%
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	2,424	$141.89 to $1,422.45	378,771	0.00%	0.60% to 0.75%	15.44% to 15.61%
Neuberger Berman AMT Socially Responsive Portfolio	1,499	$138.44 to $1,387.85	322,367	0.00%	0.60% to 0.75%	12.43% to 12.60%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund Initial Class	23,921	$183.19 to $1,861.44	6,542,406	9.29%	0.60% to 0.75%	8.34% to 8.50%
Van Eck Worldwide Hard Assets Fund Initial Class	17,875	$176.44 to $1,792.88	5,244,487	0.41%	0.60% to 0.75%	23.30% to 23.49%
Van Eck Worldwide Emerging Markets Fund Initial Class	93,763	$134.77 to $1,365.32	20,806,544	0.59%	0.60% to 0.75%	24.95% to 25.14%
Van Eck Worldwide Real Estate Fund Initial Class	20,261	$175.29 to $1,770.53	4,739,271	1.57%	0.60% to 0.75%	35.19% to 35.40%
Van Eck Worldwide Bond Fund Class R	15,037	$112.41 to $1,125.19	1,890,358	0.00%	0.60% to 0.75%	12.41% to 12.52%	(a)
Van Eck Worldwide Hard Assets Fund Class R	13,300	$125.22 to $1,253.42	1,942,521	0.00%	0.60% to 0.75%	25.22% to 25.34%	(a)
Van Eck Worldwide Emerging Markets Fund Class R	40,952	$126.65 to $1,267.77	6,224,264	0.00%	0.60% to 0.75%	26.65% to 26.78%	(a)
Van Eck Worldwide Real Estate Fund Class R	13,922	$129.03 to $1,291.57	2,156,401	0.00%	0.60% to 0.75%	29.03% to 29.16%	(a)
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	240,324	$101.33 to $1,026.62	31,495,575	0.00%	0.60% to 0.75%	15.70% to 15.87%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II Investor Class	160,674	$56.17 to $565.67	9,552,388	0.00%	0.60% to 0.75%	18.27% to 18.44%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II Investor Class	78,790	$109.99 to $1,107.63	9,433,245	0.00%	0.60% to 0.75%	17.34% to 17.51%
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio Initial Shares	24,941	$106.64 to $1,070.72	2,879,968	1.89%	0.60% to 0.75%	4.26% to 4.42%
Dreyfus Developing Leaders Portfolio Initial Shares	1,334	$141.85 to $1,422.10	234,394	0.25%	0.60% to 0.75%	10.51% to 10.67%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio Service Shares	17,019	$161.42 to $1,631.90	2,980,808	0.45%	0.60% to 0.75%	20.97% to 21.16%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund Initial Shares	41,223	$133.92 to $1,342.56	6,128,241	2.15%	0.60% to 0.75%	9.81% to 9.98%
American Century Variable Portfolios, Inc.:
American Century VP International Fund Class I	4,861	$114.35 to $1,148.13	725,999	0.58%	0.60% to 0.75%	14.07% to 14.24%
American Century VP Ultra Fund Class I	13,059	$109.99 to $1,104.35	1,521,673	0.00%	0.60% to 0.75%	9.85% to 10.01%
American Century VP Value Fund Class I	33,418	$126.89 to $1,274.03	4,856,439	0.98%	0.60% to 0.75%	13.48% to 13.65%
American Century VP Income and Growth Fund Class I	8,225	$136.35 to $1,397.29	1,220,343	1.09%	0.60% to 0.75%	12.15% to 12.32%
American Century VP International Fund Class III	5,088	$113.19 to $113.27	576,126	0.00%	0.65% to 0.75%	13.19% to 13.27%	(a)
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund Class II	10,112	$107.88 to $1,081.48	1,163,323	3.32%	0.60% to 0.75%	5.02% to 5.18%
Janus Aspen Series:
Janus Aspen Capital Appreciation Portfolio Service Shares	12,839	$122.66 to $1,231.57	1,706,618	0.03%	0.60% to 0.75%	17.09% to 17.26%
Janus Aspen International Growth Portfolio Service Shares	5,556	$122.23 to $1,227.17	717,229	0.84%	0.60% to 0.75%	17.8% to 17.98%
Janus Aspen Global Technology Portfolio Service Shares	3,169	$103.25 to $1,036.66	354,583	0.00%	0.60% to 0.75%	-0.19% to -0.04%
Janus Aspen Balanced Portfolio Service Shares	4,775	$117.97 to $1,182.65	776,451	2.32%	0.60% to 0.75%	7.48% to 7.65%
Janus Aspen Risk Managed Core Portfolio Service Shares	487	$142.71 to $1,430.7	102,404	1.99%	0.60% to 0.75%	16.59% to 16.76%
Janus Aspen International Growth Portfolio Service II Shares	2,868	$114.40 to $114.47	328,151	0.64%	0.65% to 0.75%	14.4% to 14.47%	(a)
Janus Aspen Global Technology Portfolio Service II Shares	725	$105.32 to $105.39	76,312	0.00%	0.65% to 0.75%	5.32% to 5.39%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund VA Initial Class	30,951	$110.25 to $1,106.88	3,670,077	0.23%	0.60% to 0.75%	6.14% to 6.3%
Oppenheimer Global Securities Fund VA Initial Class	14,246	$130.60 to $1,311.22	2,469,922	1.40%	0.60% to 0.75%	18.27% to 18.45%
Oppenheimer Main Street Fund VA Initial Class	16,479	$111.56 to $1,120.07	2,255,655	0.77%	0.60% to 0.75%	8.64% to 8.8%
Oppenheimer High Income Fund VA Initial Class	4,614	$120.33 to $1,206.31	637,680	4.83%	0.60% to 0.75%	8.15% to 8.31%
Oppenheimer Main Street Small Cap Fund VA Initial Class	5,183	$163.58 to $1,639.87	1,029,299	0.00%	0.60% to 0.75%	18.53% to 18.71%
Oppenheimer Global Securities Fund/ VA Class III	25,810	$116.02 to $116.09	2,995,079	0.00%	0.65% to 0.75%	16.02% to 16.09%	(a)
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I	17,298	$143.34 to $1,436.99	2,690,650	0.00%	0.60% to 0.75%	10.24% to 10.41%
AIM V.I. Capital Appreciation Fund Series I	720	$130.51 to $1,308.34	94,116	0.00%	0.60% to 0.75%	5.83% to 5.99%
AIM V.I. Capital Development Fund Series I	2,451	$148.39 to $1,487.61	431,652	0.00%	0.60% to 0.75%	14.64% to 14.81%
Federated Insurance Series:
Federated Quality Bond Fund II Primary Shares	11,823	$104.35 to $1,044.40	1,371,751	3.27%	0.60% to 0.75%	2.85% to 3.00%
Federated American Leaders Fund II Primary Shares	467	$136.59 to $1,369.34	63,671	1.22%	0.60% to 0.75%	8.96% to 9.12%
Federated Capital Appreciation Fund II Primary Shares	835	$127.83 to $1,281.55	106,720	0.48%	0.60% to 0.75%	6.59% to 6.75%
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund Class I	22,889	$163.69 to $1,641.03	4,509,111	0.24%	0.60% to 0.75%	23.16% to 23.35%
Franklin Rising Dividends Securities Fund Class I	42,426	$135.21 to $1,355.47	6,747,251	0.59%	0.60% to 0.75%	10.42% to 10.58%
Templeton Foreign Securities Fund Class I	5,670	$155.77 to $1,561.64	1,342,404	1.34%	0.60% to 0.75%	17.98% to 18.16%
Franklin Templeton Variable Insurance Products Trust:
AllianceBernstein Growth and Income Portfolio Class A	18,410	$136.96 to $1,372.98	2,915,703	0.87%	0.60% to 0.75%	10.63% to 10.80%
AllianceBernstein Small Cap Value Portfolio Class A	8,356	$162.55 to $1,629.57	1,562,996	0.22%	0.60% to 0.75%	18.41% to 18.59%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series Initial Class	4,011	$125.06 to $1,253.71	550,065	0.00%	0.60% to 0.75%	8.37% to 8.53%
MFS Value Series Initial Class	14,385	$140.68 to $1,410.33	2,339,582	0.45%	0.60% to 0.75%	14.32% to 14.49%
Putnam Variable Trust:
Putnam VT Growth & Income Fund Class IB	1,191	$136.34 to $1,366.84	165,116	1.01%	0.60% to 0.75%	10.28% to 10.45%
Putnam VT International Equity Fund Class IB	955	$146.87 to $1,472.35	297,222	1.70%	0.60% to 0.75%	15.33% to 15.50%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Putnam VT Voyager Fund Class IB	2,733	$122.96 to $1,232.65	777,349	0.21%	0.60% to 0.75%	4.25% to 4.40%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	6,172	$133.09	821,499	1.24%	0.95%	12.25%
Vanguard Total Bond Market Index Portfolio	4,128	$107.20	442,482	3.52%	0.95%	3.22%
Vanguard High Yield Bond Portfolio	3,298	$122.54	404,091	4.53%	0.95%	7.50%
Vanguard Mid Cap Index Portfolio	4,286	$153.38	657,363	0.48%	0.95%	19.18%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio Class I	4,885	$105.48 to $1,057.43	579,942	3.75%	0.60% to 0.75%	3.59% to 3.74%
Van Kampen Emerging Markets Debt Portfolio Class I	1,732	$124.06 to $1,243.75	270,709	6.72%	0.60% to 0.75%	9.24% to 9.40%
Van Kampen U.S. Real Estate Portfolio Class I	14,908	$174.02 to $1,744.52	2,902,313	1.53%	0.60% to 0.75%	35.38% to 35.58%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund	213,714	$246.18 to $6,779.59	$148,333,837	1.19%	0.00% to 0.75%	26.51% to 27.47%	(b)
Gartmore GVIT Money Market Fund	296,367	$150.49 to $2,828.93	$55,967,286	0.74%	0.00% to 0.75%	-0.01% to 0.74%	(b)
Gartmore GVIT Government Bond Fund (Class IV)	75,037	$209.28 to $4,530.64	$24,247,532	7.75%	0.00% to 0.75%	2.41% to 3.18%	(b)
JP Morgan GVIT Balanced Fund	71,769	$242.08 to $3,680.35	$37,298,024	4.39%	0.35% to 0.75%	17.48% to 17.95%	(b)
Gartmore GVIT Mid Cap Growth Fund	122,176	$352.80 to $5,286.47	$64,810,824	0.00%	0.60% to 0.75%	37.77% to 37.98%	(b)
Dreyfus GVIT International Value Fund	168,170	$233.75 to $2,380.50	$56,528,319	2.54%	0.60% to 0.75%	37.48% to 37.69%	(b)
Gartmore GVIT Growth Fund	231,611	$85.07 to $857.99	$26,054,589	0.04%	0.60% to 0.75%	30.73% to 30.92%	(b)
Comstock GVIT Value Fund	162,374	$109.39 to $1,103.27	$24,148,796	1.51%	0.60% to 0.75%	30.48% to 30.68%	(b)
Gartmore GVIT Small Company Fund	192,737	$110.44 to $1,113.79	$26,817,376	0.00%	0.60% to 0.75%	43.96% to 44.17%	(b)
Gartmore GVIT Small Cap Value Fund	190,383	$126.31 to $1,273.85	$31,906,956	0.00%	0.60% to 0.75%	49.63% to 49.86%	(b)
Gartmore GVIT Equity 500 Index Fund	538,787	$268.87 to $2,731.07	$188,161,419	1.86%	0.60% to 0.75%	27.37% to 27.56%	(b)
Gartmore GVIT Government Bond Fund (Class I)	880	$102.68	$90,325	1.78%	0.75%	2.68%	(a)
Gartmore GVIT Investor Destinations Aggressive Fund	9,674	$126.41 to $1,275.88	$1,225,946	1.21%	0.60% to 0.75%	26.41% to 27.59%	(a)
Gartmore GVIT Investor Destinations Conservative Fund	6,061	$106.58 to $1,056.95	$667,371	2.03%	0.60% to 0.75%	5.69% to 6.58%	(a)
Gartmore GVIT Investor Destinations Moderate Fund	10,132	$116.57 to $1,165.47	$1,208,295	1.35%	0.60% to 0.75%	16.55% to 16.57%	(a)
Gartmore GVIT Investor Destinations Moderately Aggressive Fund	18,821	$122.13 to $1,228.76	$2,393,156	0.96%	0.60% to 0.75%	22.13% to 22.88%	(a)
Gartmore GVIT Investor Destinations Moderately Conservative Fund	1,729	$111.45 to $1,108.78	$192,693	1.59%	0.60% to 0.75%	10.88% to 11.45%	(a)
Gartmore GVIT Emerging Markets Fund	4,413	$160.40 to $1,605.59	$712,839	0.27%	0.60% to 0.75%	60.40% to 60.56%	(a)
Dreyfus GVIT Mid Cap Index Fund	4,848	$131.32 to $1,314.51	$811,369	0.34%	0.60% to 0.75%	31.32% to 31.45%	(a)
Federated GVIT High Income Bond Fund	4,386	$110.63 to $1,107.46	$612,240	5.60%	0.60% to 0.75%	10.63% to 10.75%	(a)
Gartmore GVIT Global Financial Services Fund	2,201	$133.87 to $1,340.06	$304,960	0.60%	0.60% to 0.75%	33.87% to 34.01%	(a)
Gartmore GVIT Global Health Sciences Fund	3,010	$125.16 to $1,252.87	$806,163	0.00%	0.60% to 0.75%	25.16% to 25.29%	(a)
Gartmore GVIT Global Technology and Communications Fund	3,023	$138.78 to $1,389.17	$421,347	0.00%	0.60% to 0.75%	38.78% to 38.92%	(a)
Gartmore GVIT Global Utilities Fund	256	$119.56 to $1,196.83	$30,760	0.48%	0.60% to 0.75%	19.56% to 19.68%	(a)
GVIT Small Cap Growth Fund	4,888	$125.66 to $1,257.86	$705,994	0.00%	0.60% to 0.75%	25.66% to 25.79%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT U.S. Growth Leaders Fund	3,096	$133.38 to $1,335.14	$519,168	0.00%	0.60% to 0.75%	33.38% to 33.51%	(a)
Van Kampen GVIT Multi Sector Bond Fund	5,508	$105.79 to $1,058.93	$731,628	3.86%	0.60% to 0.75%	5.79% to 5.89%	(a)
The Stripped (“Zero”) U.S. Treasury Securities Fund, Nationwide Provident Series A:
2006 Series	30,237	$287.92 to $4,522.06	$14,133,425	0.00%	0.60% to 1.00%	1.65% to 2.06%
Fidelity Variable Insurance Products Funds (Initial Class):
Equity-Income Portfolio	379,124	$271.66 to $2,759.43	$141,817,020	1.81%	0.60% to 0.75%	29.36% to 29.55%
Growth Portfolio	589,450	$247.42 to $2,513.19	$198,925,472	0.27%	0.60% to 0.75%	31.86% to 32.05%
High Income Portfolio	113,576	$140.04 to $1,466.25	$21,281,074	6.83%	0.60% to 0.75%	26.31% to 26.50%
Overseas Portfolio	240,885	$145.61 to $1,477.40	$47,284,662	0.83%	0.60% to 0.75%	42.30% to 42.51%
Asset Manager Portfolio	166,379	$196.03 to $1,991.14	$47,793,743	3.60%	0.60% to 0.75%	17.09% to 17.27%
Investment Grade Bond Portfolio	190,772	$185.21 to $1,879.16	$44,759,066	3.86%	0.60% to 0.75%	4.42% to 4.57%
Contrafund Portfolio	380,422	$203.07 to $2,054.22	$101,418,387	0.46%	0.60% to 0.75%	27.50% to 27.70%
Mid Cap Growth Portfolio	17,123	$140.15 to $1,402.91	$2,780,517	0.00%	0.60% to 0.75%	40.15% to 40.29%	(a)
Value Strategies Portfolio	6,778	$148.72 to $1,488.67	$1,218,600	0.00%	0.60% to 0.75%	48.72% to 48.87%	(a)
Fidelity Variable Insurance Products Funds (Service Shares):
Investment Grade Bond Portfolio	3,267	$104.91	$342,790	0.00%	0.75%	4.91%	(a)
Equity-Income Portfolio	1,099	$123.67	$135,958	0.00%	0.75%	23.67%	(a)
Growth Portfolio	2,128	$124.96	$265,945	0.00%	0.75%	24.96%	(a)
Overseas Portfolio	1,317	$138.37	$182,287	0.00%	0.75%	38.37%	(a)
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	83,989	$154.61 to $1,568.69	$16,279,916	4.27%	0.60% to 0.75%	1.66% to 1.81%
Partners Portfolio	196,982	$96.60 to $1,988.94	$26,127,524	0.00%	0.60% to 0.75%	34.08% to 34.28%
Fasciano Portfolio	6,391	$125.45 to $1,255.76	$846,516	0.00%	0.60% to 0.75%	25.45% to 25.58%	(a)
Mid Cap Growth Portfolio	784	$122.91 to $1,230.36	$106,371	0.00%	0.60% to 0.75%	22.91% to 23.04%	(a)
Socially Responsive Portfolio	594	$123.13 to $1,232.53	$73,178	0.00%	0.60% to 0.75%	23.13% to 23.25%	(a)
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Portfolio	36,877	$169.10 to $1,715.64	$8,539,278	1.56%	0.60% to 0.75%	17.28% to 17.46%
Van Eck Worldwide Hard Assets Portfolio	23,902	$143.39 to $1,454.82	$5,224,572	0.44%	0.60% to 0.75%	44.00% to 44.21%
Van Eck Worldwide Emerging Markets Portfolio	131,140	$107.86 to $1,091.05	$20,706,415	0.12%	0.60% to 0.75%	53.04% to 53.27%
Van Eck Worldwide Real Estate Portfolio	27,885	$129.66 to $1,307.67	$4,618,458	2.00%	0.60% to 0.75%	33.50% to 33.70%
Alger American Fund:
Small Capitalization Portfolio	257,766	$87.58 to $885.98	$29,354,050	0.00%	0.60% to 0.75%	41.28% to 41.49%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II	159,693	$47.50 to $477.59	$7,956,777	0.00%	0.60% to 0.75%	33.21% to 33.41%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II	82,123	$93.74 to $942.56	$8,438,426	0.08%	0.60% to 0.75%	35.98% to 36.19%
Dreyfus Variable Investment Fund:
Appreciation Portfolio	17,412	$102.29 to $1,025.42	$1,949,592	1.40%	0.60% to 0.75%	20.26% to 20.45%
Developing Leaders Portfolio	264	$128.37 to $1,284.94	$43,821	0.05%	0.60% to 0.75%	28.37% to 28.49%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	11,382	$133.44 to $1,346.95	$1,662,627	0.29%	0.60% to 0.75%	33.44% to 34.69%	(a)
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund	16,022	$121.95 to $1,220.75	$2,272,717	1.21%	0.60% to 0.75%	21.95% to 22.07%	(a)
American Century Variable Portfolios, Inc. (Class I):
VP International Fund	6,241	$100.25 to $1,005.04	$743,469	0.73%	0.60% to 0.75%	23.58% to 23.77%
VP Ultra Fund	17,496	$100.13 to $1,003.83	$1,834,534	0.00%	0.60% to 0.75%	23.97% to 24.15%
VP Value Fund	29,965	$111.82 to $1,121.02	$3,794,422	0.00%	0.60% to 0.75%	28.00% to 28.19%
American Century Variable Portfolios II, Inc. (Class II):
VP Income and Growth Fund	5,783	$121.58 to $1,244.06	$763,320	0.00%	0.60% to 0.75%	21.58% to 24.41%	(a)
VP Inflation Protection Portfolio	2,762	$102.72 to $1,028.26	$336,009	0.42%	0.60% to 0.75%	2.72% to 2.83%	(a)
Janus Aspen Series:
Capital Appreciation Portfolio	11,805	$104.76 to $1,050.27	$1,349,456	0.27%	0.60% to 0.75%	19.34% to 19.51%
International Growth Portfolio	6,892	$103.76 to $1,040.18	$750,310	1.10%	0.60% to 0.75%	33.53% to 33.73%
Global Technology Portfolio	4,113	$103.44 to $1,037.03	$467,076	0.00%	0.60% to 0.75%	45.38% to 45.60%
Balanced Portfolio	4,529	$109.76 to $1,098.66	$582,373	1.68%	0.60% to 0.75%	9.76% to 9.87%	(a)
Risk Managed Large Cap Core Portfolio	1,094	$122.41 to $1,225.31	$133,943	0.12%	0.60% to 0.75%	22.41% to 22.53%	(a)
Oppenheimer Variable Account Funds:
Capital Appreciation Fund VA	15,315	$103.87 to $1,041.32	$1,802,650	0.31%	0.60% to 0.75%	29.97% to 30.16%
Global Securities Fund VA	21,549	$110.42 to $1,106.98	$2,571,375	0.50%	0.60% to 0.75%	41.95% to 42.17%
Main Street Fund VA	12,151	$102.69 to $1,029.43	$1,511,997	0.77%	0.60% to 0.75%	25.77% to 25.96%
High Income Fund VA	1,478	$111.26 to $1,113.71	$253,269	0.00%	0.60% to 0.75%	11.26% to 11.37%	(a)
Main Street Small Cap Fund VA	2,249	$138.01 to $1,381.46	$482,949	0.00%	0.60% to 0.75%	38.01% to 38.15%	(a)
AIM Variable Insurance Funds, Inc. (Series I):
AIM V.I. Basic Value Fund	2,782	$130.03 to $1,301.56	$439,431	0.04%	0.60% to 0.75%	30.03% to 30.16%	(a)
AIM V.I. Capital Appreciation Fund	328	$123.32 to $1,234.42	$40,542	0.00%	0.60% to 0.75%	23.32% to 23.44%	(a)
AIM V.I. Capital Development Fund	280	$129.44 to $1,295.72	$77,587	0.00%	0.60% to 0.75%	29.44% to 29.57%	(a)
Federated Insurance Series:
Quality Bond Fund II	5,200	$104.78 to $1,013.98	$622,734	0.00%	0.60% to 0.75%	1.40% to 4.78%	(a)
American Leaders Fund II	302	$125.36 to $1,254.86	$37,821	0.00%	0.60% to 0.75%	25.36% to 25.49%	(a)
Capital Appreciation Fund II	270	$119.93 to $1,200.48	$32,340	0.00%	0.60% to 0.75%	19.93% to 20.05%	(a)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund	9,784	$132.91 to $1,330.40	$1,472,405	0.02%	0.60% to 0.75%	32.91% to 33.04%	(a)
Franklin Rising Dividends Securities Fund	19,390	$122.45 to $1,225.73	$2,661,981	0.24%	0.60% to 0.75%	22.45% to 22.57%	(a)
Templeton Foreign Securities Fund	9,113	$132.03 to $1,321.61	$1,558,822	0.27%	0.60% to 0.75%	32.03% to 32.16%	(a)
AllianceBernstein Variable Products Series Fund (Class A):
Growth and Income Portfolio	7,766	$123.80 to $1,239.20	$1,133,377	0.04%	0.60% to 0.75%	23.80% to 23.92%	(a)
Small Cap Value Portfolio	7,401	$137.28 to $1,374.13	$1,071,615	0.04%	0.60% to 0.75%	37.28% to 37.41%	(a)
MFS Variable Insurance Trust:
Investors Growth Stock Series	1,359	$115.40 to $1,155.15	$197,272	0.00%	0.60% to 0.75%	15.40% to 15.52%	(a)
Value Series	11,921	$123.06 to $1,231.84	$1,526,747	0.00%	0.60% to 0.75%	23.06% to 23.18%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Putnam Variable Trust:
Growth and Income Fund	384	$123.63 to $1,237.56	$49,437	0.00%	0.60% to 0.75%	23.63% to 23.76%	(a)
International Equity Fund	2,269	$127.35 to $1,274.76	$332,401	0.00%	0.60% to 0.75%	27.35% to 27.48%	(a)
Voyager Fund	1,315	$117.95 to $1,180.65	$566,946	0.00%	0.60% to 0.75%	17.95% to 18.07%	(a)
Vanguard Variable Insurance Fund:
Equity Income Portfolio	1,691	$118.57	$200,545	0.00%	0.95%	18.57%	(a)
Total Bond Market Index Portfolio	1,652	$103.86	$171,533	0.00%	0.95%	3.86%	(a)
High Yield Bond Portfolio	897	$113.99	$102,220	0.00%	0.95%	13.99%	(a)
Mid Cap Index Portfolio	966	$128.70	$124,312	0.00%	0.95%	28.70%	(a)
Van Kampen — The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	1,386	$101.83 to $1,019.28	$160,003	0.00%	0.60% to 0.75%	1.83% to 1.93%	(a)
Emerging Markets Debt Portfolio	1,619	$113.57 to $1,136.85	$247,795	0.00%	0.60% to 0.75%	13.57% to 13.68%	(a)
U.S. Real Estate Portfolio	7,147	$128.54 to $1,286.71	$1,093,253	0.00%	0.60% to 0.75%	28.54% to 28.67%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2002			For the Year Ended December 31, 2002

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Market Street Fund:
All Pro Broad Equity Portfolio	230,041	$194.59 to $5,318.78	$126,628,450	0.96%	0.00% to 0.75%	-23.78% to -23.21%
Money Market Portfolio	311,860	$150.51 to $2,808.09	$61,327,087	1.34%	0.00% to 0.75%	0.60% to 1.36%
Bond Portfolio	77,406	$204.36 to $4,391.09	$24,356,964	4.23%	0.00% to 0.75%	8.25% to 9.07%
Balanced Portfolio	74,085	$206.05 to $3,120.16	$33,344,330	3.08%	0.35% to 0.75%	-10.94% to -10.59%
Mid Cap Growth Portfolio	128,129	$256.07 to $3,831.31	$50,885,139	0.00%	0.60% to 0.75%	-22.96% to -22.84%
International Portfolio	176,991	$170.02 to $1,728.88	$43,455,264	1.09%	0.60% to 0.75%	-11.76% to -11.62%
All Pro Large Cap Growth Portfolio	224,301	$65.08 to $655.34	$18,548,484	0.00%	0.60% to 0.75%	-28.65% to -28.54%
All Pro Large Cap Value Portfolio	156,395	$83.84 to $844.28	$16,278,629	2.48%	0.60% to 0.75%	-15.08% to -14.95%
All Pro Small Cap Growth Portfolio	205,299	$76.71 to $772.54	$20,413,737	0.00%	0.60% to 0.75%	-36.87% to -36.78%
All Pro Small Cap Value Portfolio	196,048	$84.41 to $850.04	$22,254,084	7.25%	0.60% to 0.75%	-16.11% to -15.99%
Equity 500 Index Portfolio	543,464	$211.09 to $2,140.94	$149,632,576	1.22%	0.60% to 0.75%	-22.90% to -22.78%
The Stripped (“Zero”) U.S. Treasury Securities Fund, Provident Mutual Series A:
2006 Series	37,269	$283.23 to $4,430.71	$16,407,833	0.00%	0.60% to 1.00%	9.99% to 10.43%
Fidelity Variable Insurance Products Fund:
Equity-Income Portfolio	389,518	$210.01 to $2,129.99	$113,315,798	1.72%	0.60% to 0.75%	-17.57% to -17.44%
Growth Portfolio	609,480	$187.64 to $1,903.15	$156,265,016	0.25%	0.60% to 0.75%	-30.63% to -30.52%
High Income Portfolio	110,033	$110.86 to $1,159.06	$16,137,943	11.29%	0.60% to 0.75%	2.67% to 2.82%
Overseas Portfolio	257,152	$102.33 to $1,036.68	$35,533,285	0.81%	0.60% to 0.75%	-20.88% to -20.76%
Fidelity Variable Insurance Products Fund II:
Asset Manager Portfolio	174,083	$167.41 to $1,697.92	$43,298,551	3.93%	0.60% to 0.75%	-9.41% to -9.27%
Investment Grade Bond Portfolio	200,554	$177.38 to $1,796.95	$44,848,969	3.45%	0.60% to 0.75%	9.52% to 9.68%
Contrafund Portfolio	392,710	$159.27 to $1,608.68	$80,800,244	0.83%	0.60% to 0.75%	-10.03% to -9.89%
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	91,677	$152.09 to $1,540.78	$18,208,939	4.13%	0.60% to 0.75%	4.55% to 4.71%
Partners Portfolio	207,774	$72.05 to $1,481.18	$20,735,329	0.53%	0.60% to 0.75%	-24.71% to -24.60%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Portfolio	35,359	$144.18 to $1,460.66	$7,133,219	0.00%	0.60% to 0.75%	20.75% to 20.93%
Van Eck Worldwide Hard Assets Portfolio	23,725	$99.58 to $1,008.81	$3,393,066	0.79%	0.60% to 0.75%	-3.57% to -3.43%
Van Eck Worldwide Emerging Markets Portfolio	138,216	$70.48 to $711.86	$14,126,406	0.17%	0.60% to 0.75%	-3.63% to -3.48%
Van Eck Worldwide Real Estate Portfolio	27,137	$97.13 to $978.10	$3,405,638	2.31%	0.60% to 0.75%	-5.20% to -5.06%
Alger American Fund:
Alger American Small Capitalization Portfolio	268,910	$61.99 to $626.17	$21,388,335	0.00%	0.60% to 0.75%	-26.78% to -26.67%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II	150,762	$35.65 to $357.98	$5,703,795	0.00%	0.60% to 0.75%	-38.01% to -37.92%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II	82,086	$68.93 to $692.10	$6,178,408	0.50%	0.60% to 0.75%	-27.11% to -27.00%
Dreyfus Variable Investment Fund:
Appreciation Portfolio	16,212	$85.05 to $851.36	$1,532,445	1.63%	0.60% to 0.75%	-17.34% to - 17.21%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2002			For the Year Ended December 31, 2002

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

American Century Variable Portfolios, Inc.:
VP International Portfolio	8,088	$81.12 to $812.05	$730,403	0.00%	0.60% to 0.75%	-20.97% to - 20.85%	(a)
VP Ultra Portfolio	2,150	$80.77 to $808.55	$237,827	0.82%	0.60% to 0.75%	-23.29% to - 23.17%	(a)
VP Value Portfolio	17,209	$87.36 to $874.51	$1,795,765	0.00%	0.60% to 0.75%	-13.27% to - 13.14%	(a)
Janus Aspen Series:
Capital Appreciation Portfolio	3,192	$87.79 to $878.78	$372,733	0.29%	0.60% to 0.75%	-16.56% to - 16.43%	(a)
International Growth Portfolio	2,439	$77.70 to $777.82	$200,921	0.91%	0.60% to 0.75%	-26.31% to - 26.20%	(a)
Global Technology Portfolio	2,052	$71.15 to $712.25	$153,624	0.00%	0.60% to 0.75%	-41.37% to - 41.29%	(a)
Oppenheimer Variable Account Funds:
Capital Appreciation Fund VA	6,684	$79.92 to $800.02	$637,868	0.00%	0.60% to 0.75%	-27.41% to - 27.30%	(a)
Global Securities Fund VA	8,173	$77.79 to $778.65	$689,946	0.00%	0.60% to 0.75%	-22.72% to - 22.60%	(a)
Main Street Growth & Income Fund VA	5,550	$81.64 to $817.26	$563,449	0.00%	0.60% to 0.75%	-19.40% to - 19.28%	(a)

*	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values on redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

**	These ratios represent the range of annualized policy expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

***	These ratios represent the range of minimum and maximum total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)	Note that these funds were added during the year and the total returns are not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate is representative of all units issued and outstanding at period end.

(b)	Effective following the close of business on April 25, 2003, the Market Street Fund merged with and into the Gartmore Variable Insurance Trust. Subaccount performance prior to the close of business on April 25, 2003 reflects performance for the corresponding Market Street Fund.

(c)	Effective the close of business on April 8, 2005, Strong Variable Insurance Funds Inc merged with Wells Fargo Advantage Variable Trust Funds. As a result of the merger at the close of business on April 8, 2005, this fund replaced the corresponding Strong Variable Insurance Fund (See Note 1). Performance for the funds are reported separately.

(d)	Effective the close of business on April 8, 2005, Strong Opportunity Fund II, Inc merged with Wells Fargo Advantage Variable Trust Funds. Subaccount performance prior to the close of business on April 8, 2005 reflects performance for the corresponding Strong Opportunity Fund II (See Note 1).

Nationwide Life Insurance
Company of America
and Subsidiaries
Consolidated Financial Statements
For the Years Ended December 31, 2006, 2005 and 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors and Shareholder
Nationwide Life Insurance Company of America:
We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company of America (a wholly owned subsidiary of Nationwide Financial Services, Inc.) and subsidiaries (collectively the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, shareholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2006. In connection with our audits of the consolidated financial statements, we have also audited financial statement schedules I, IV and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company of America and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in notes 2 and 10 to the consolidated financial statements, effective December 31, 2006, the Company adopted Statement of Financial Accounting Standards 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans.
/s/ KPMG LLP
April 23, 2007

Nationwide Life Insurance Company of America
and Subsidiaries
Consolidated Statements of Income
(in millions)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2006	2005	2004

Revenues:
Policy charges	$183.2	$186.7	$197.5
Traditional life insurance and immediate annuity premiums	118.2	132.1	130.7
Net investment income	227.0	229.5	225.8
Other income	58.1	49.3	46.1
Net realized (losses) gains on investments	(3.6)	8.8	27.4

Total Revenues	582.9	606.4	627.5

Benefits and expenses:
Interest credited to policyholder account values	50.2	50.0	51.2
Life insurance and annuity benefits	184.0	192.2	178.9
Policyholder dividends on participating policies	65.1	74.3	65.3
Amortization of deferred policy acquisition costs	12.5	13.9	20.2
Amortization of value of business acquired	45.9	45.0	52.7
Other operating expenses	127.7	119.2	124.2

Total Benefits and Expenses	485.4	494.6	492.5

Income before federal income tax expense	97.5	111.8	135.0
Federal income tax expense	22.2	28.3	45.6

Cumulative effect of adoption of accounting principles, net of tax	—	—	(0.1)

Net income	$75.3	$83.5	$89.3

See accompanying notes to consolidated financial statements, including note 12 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries
Consolidated Balance Sheets
(in millions, except par value amounts)

	December 31,
	2006	2005

Assets:
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $2,643.8 in 2006; $2,843.5 in 2005)	$2,647.0	$2,863.1
Equity securities (cost $28.6 in 2006; $29.8 in 2005)	33.1	33.5
Mortgage loans on real estate, net	707.6	689.7
Real estate, net	21.9	23.8
Policy loans	327.7	325.9
Other long-term investments	177.9	47.3
Short-term investments	190.5	203.5

Total Investments	4,105.7	4,186.8

Cash	11.4	5.9
Accrued investment income	48.5	51.4
Deferred policy acquisition costs	93.0	87.4
Value of business acquired	392.7	449.7
Other intangible assets	39.0	40.7
Goodwill	199.8	199.8
Other assets	309.9	279.8
Assets held in separate accounts	3,343.4	3,331.2

Total Assets	$8,543.4	$8,632.7

Liabilities and Shareholder’s Equity:
Future policy benefits and claims	$3,690.0	$3,814.0
Other liabilities	258.3	200.6
Liabilities related to separate accounts	3,343.4	3,331.2

Total Liabilities	7,291.7	7,345.8

Shareholder’s equity:
Common stock, $1.00 par value. Authorized 50.0 shares; 10.0 shares issued and outstanding	10.0	10.0
Additional paid-in capital	1,103.7	1,103.7
Retained earnings	142.0	176.7
Accumulated other comprehensive loss	(4.0)	(3.5)

Total Shareholder’s Equity	1,251.7	1,286.9

Total Liabilities and Shareholder’s Equity	$8,543.4	$8,632.7

See accompanying notes to consolidated financial statements, including note 12 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries
Consolidated Statements of Shareholder’s Equity
(in millions)

				Accumulated
		Additional		Other	Total
	Common	Paid-in	Retained	Comprehensive	Shareholder’s
	Stock	Capital	Earnings	Income/(Loss)	Equity

Balance as of December 31, 2003	$10.0	$1,109.9	$103.9	$25.1	$1,248.9
Comprehensive income:
Net income	—	—	89.3	—	89.3
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(7.4)	(7.4)

Total comprehensive income			—		81.9

Cash dividend paid to parent	—	—	(50.0)	—	(50.0)
Purchase accounting adjustments	—	(6.2)	—	—	(6.2)

Balance as of December 31, 2004	$10.0	$1,103.7	$143.2	$17.7	$1,274.6

Comprehensive income:
Net income	—	—	83.5	—	83.5
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(21.2)	(21.2)

Total comprehensive income					62.3

Cash dividend paid to parent	—	—	(50.0)	—	(50.0)

Balance as of December 31, 2005	$10.0	$1,103.7	$176.7	$(3.5)	$1,286.9

Comprehensive income:
Net income	—	—	75.3	—	75.3
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(8.5)	(8.5)

Total comprehensive income					66.8

Adjustment to initially adopt FASB Statement No. 158, net of taxes	—	—	—	8.0	8.0
Cash dividend paid to parent			(110.0)		(110.0)

Balance as of December 31, 2006	$10.0	$1,103.7	$142.0	$(4.0)	$1,251.7

See accompanying notes to consolidated financial statements, including note 12 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries
Consolidated Statements of Cash Flows
(in millions)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2006	2005	2004

Cash flows from operating activities
Net income	$75.3	$83.5	$89.3
Adjustments to reconcile net income to net cash provided by operating activities:
Interest credited to policyholder account balances	50.2	50.0	51.2
Capitalization of deferred policy acquisition costs	(19.0)	(28.4)	(42.8)
Amortization of deferred policy acquisition costs and value of business acquired	58.4	58.9	72.9
Amortization and depreciation	19.3	26.7	37.4
Realized losses (gains) on investments	3.6	(8.8)	(27.4)
Decrease in accrued investment income	2.9	1.8	9.7
Decrease (increase) in other assets	1.8	(6.2)	(16.4)
Increase in policy liabilities	245.3	142.2	126.5
Increase (decrease) in other liabilities	48.4	(35.6)	(17.7)
Other, net	(2.9)	(4.6)	15.1

Net cash provided by operating activities	483.3	279.5	297.8

Cash flows from investing activities
Proceeds from maturity of securities available-for-sale	175.3	215.9	317.9
Proceeds from sale of securities available-for-sale	375.3	175.9	1,281.7
Proceeds from repayments of mortgage loans on real estate	96.4	108.3	162.3
Proceeds from repayments of policy loans, sale of other invested assets and real estate	17.4	26.2	15.4
Cost of securities available-for-sale acquired	(369.2)	(213.3)	(1,510.2)
Cost of mortgage loans on real estate acquired	(138.8)	(191.1)	(178.5)
Cost of other invested assets acquired	(146.8)	(4.9)	(5.7)
Short-term investments, net	25.1	(65.3)	(31.3)
Collateral received (paid) -securities lending, net	12.1	(70.9)	143.2
Other, net	(12.1)	70.7	(138.7)

Net cash provided by investing activities	34.7	51.5	56.1

Cash flows from financing activities
Investment and universal life insurance product deposits	380.9	423.1	613.8
Investment and universal life insurance product withdrawals	(783.4)	(702.6)	(914.5)
Cash dividends paid to parent	(110.0)	(50.0)	(50.0)

Net cash used in financing activities	(512.5)	(329.5)	(350.7)

Net increase in cash	5.5	1.5	3.2
Cash, beginning of period	5.9	4.4	1.2

Cash, end of period	$11.4	$5.9	$4.4

See accompanying notes to consolidated financial statements, including note 12 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006, 2005 and 2004
(1)     Nature of Operations
Nationwide Life Insurance Company of America (NLICA, or collectively with its subsidiaries, the Company), a financial services provider, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002. Prior to October 1, 2002, NLICA was known as Provident Mutual Life Insurance Company (Provident Mutual).
NLICA’s wholly owned subsidiaries are Nationwide Life and Annuity Company of America (NLACA), Nationwide Life Insurance Company of Delaware (NLICD) and Nationwide Provident Holding Company (NPHC).
The Company sells individual variable and traditional life insurance products, group annuity products and other investment products (subsidiary products summarized below). The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, the District of Columbia, Puerto Rico, and the United States Virgin Islands, each of which has regulatory oversight. Sales in 17 states accounted for 84% of the Company’s sales (based on statutory premiums and annuity considerations) for the twelve months ended December 31, 2006. The Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. The Company no longer sells individual fixed and variable annuity products as of October 1, 2002.
NLACA sells certain variable and traditional life insurance products, also sold by NLICA, through a personal producing general agency sales force. NLACA also maintains blocks of individual variable and fixed annuities.
NLICD’s business consists of life insurance assumed from NLICA.
NPHC is a downstream holding company whose major subsidiary is 1717 Capital Management Company (1717CMC). 1717CMC is a full-service broker/dealer, engaged in the distribution of investment company shares, general securities, and other securities and services. 1717CMC is the principal distributor of variable life insurance policies issued by both NLICA and NLACA.
(2)     Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices. NLICA and its insurance subsidiaries separately prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Both of the states of domicile have adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis for statutory accounting practices. Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of

Notes to Consolidated Financial Statements — (Continued)
business acquired (VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, goodwill, pension and other postretirement employee benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. The Company’s insurance subsidiaries have no statutory accounting practices that differ from NAIC SAP or the accounting practices prescribed by their domiciliary states.
In preparing the consolidated financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ significantly from those estimates.
The Company’s most significant estimates include those used in determining the balance and amortization of DAC for investment products, traditional products, group annuity products and universal life insurance products, the balance and amortization of VOBA, valuation allowances for mortgage loans on real estate, the liability for future benefits and claims, impairment losses on investments, goodwill and other intangible assets, accruals related to federal income taxes, pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on the facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.
(a) Consolidation Policy
The consolidated financial statements include the accounts of NLICA and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated. Certain items in the 2005 footnotes have been reclassified to conform to the 2006 presentation.
(b) Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and marketable equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC, future policy benefits and claims, policyholder dividend obligation and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustments to VOBA and DAC represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the change in the policy reserves from using a discount rate that would have been required had such unrealized amounts had been realized and the proceeds reinvested at then current market interest rates, which were different than the current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgaged-backed and asset-backed securities, a “structured product” model is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product pricing

Notes to Consolidated Financial Statements — (Continued)
matrix is not suitable for estimating fair values, the fair value is determined using other modeling techniques, primarily using commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 77.4% of the fair values of fixed maturity securities were obtained from independent pricing services, 18.6% from the above described matrices and 4.0% from other sources, compared to 77.8%, 18.4% and 3.8%, respectively, as of December 31, 2005.
Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
Under the Company’s accounting policy, for debt and equity securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.
For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the amount and length of time the security’s fair value has been below amortized cost or cost, specific credit issues and financial prospects related to the issuer, management’s intent to hold or dispose of the security and current economic conditions.
Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.
The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Notes to Consolidated Financial Statements — (Continued)
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Real estate to be held and used is carried at cost less accumulated depreciation. The straight-line method of depreciation is used for all real estate occupied by the Company and held for investment. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.
Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.
Policy loans are reported at unpaid principal balances.
Interest income is recognized when earned while dividends are recognized when declared. All other investment income is recorded on the accrual basis.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in fair values of applicable investments are included in realized gains and losses on investments.
(c) Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance charges, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(d) Goodwill
In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of the net assets acquired as goodwill. Goodwill is not amortized, but is evaluated

Notes to Consolidated Financial Statements — (Continued)
for impairment periodically, at the reporting unit level, annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.
The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market based assumptions.
During the quarter ended September 30, 2006, the Company changed the timing of its annual goodwill impairment testing from the fourth quarter (based on September 30 financial information) to the third quarter (based on June 30 financial information). This change allows the Company to complete its annual goodwill impairment testing prior to its year-end closing activities for the current year and annual financial planning for the subsequent year. In addition, this change did not delay, accelerate or avoid an impairment charge. Accordingly, management believes that the accounting change described above is preferable under the circumstances.
(e) Deferred Policy Acquisition Costs
The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.
DAC for investment products and universal life insurance products are amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration, surrender charges and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor’s (S&P) 500 Index, the Company’s policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Notes to Consolidated Financial Statements — (Continued)
DAC on traditional participating life insurance policies is amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.
(f) Value of Business Acquired and Other Intangible Assets
As a result of the acquisition by NFS in 2002 and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.
VOBA reflects the estimated fair value of the business in-force at the date of acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value assigned to VOBA was supported by an independent valuation study that was commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by each major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.
Intangible assets include the Company’s career agency force, independent agency force, retirement services distribution channel, state licenses and certain other contracts and relationships. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of each asset, the deterioration of the economic life, and the enhancement to other associated assets. The initial valuation of these intangible assets was also supported by an independent valuation study that was commissioned by NFS and executed by qualified valuation experts.
The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, including the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to initially value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to initially value the other intangible assets, as well as for net realized gains and losses, net of taxes, allocated to the closed block.
Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (ranging from 9 to 26 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is also adjusted for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and

Notes to Consolidated Financial Statements — (Continued)
allocated to the product lines, also as described in note 2(b), as well as for net realized gains and losses, net of taxes, allocated to the closed block. VOBA is adjusted each quarter to reflect differences between actual results and those expected for the period just ending. The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.
For those products amortized in relation to estimated gross profits, the most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.
For traditional participating life insurance products, VOBA is being amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined annually, based on actual experience and current assumptions of mortality, persistency, expenses and investment experience. In addition, the effect on the VOBA asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.
The interest on the unamortized VOBA balance (interest rates range from 4.5% to 7.56%) during the twelve months ended December 31, 2006, 2005 and 2004 was $27.5 million, $30.0 million and $33.0 million, respectively.
The other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially, range from 5 to 22 years (weighted average 19 years), primarily based on the cash flows generated by these assets.
(g) Closed Block
In connection with the demutualization of Provident Mutual, immediately prior to its acquisition by NFS, the Company established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (a) payment of policy benefits, specified expenses and taxes and (b) the continuation of dividends throughout the life of the policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.
Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company’s general

Notes to Consolidated Financial Statements — (Continued)
account, any of its separate accounts, or any affiliate of the Company without the approval of the Insurance Department of the Commonwealth of Pennsylvania. The closed block will remain in effect as long as any policy in the closed block is in force.
If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will be increased. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.
The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date the Company was acquired by NFS, represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income for the benefit of stockholders over the period the policies in the closed block remain in force.
If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.
The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and net investment income and realized investment gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.
(h) Separate Accounts
Separate account assets and liabilities represent policyholders’/ contractholders’ funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB), which is a rider to existing variable annuity contacts.
(i) Future Policy Benefits
The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies, is the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent

Notes to Consolidated Financial Statements — (Continued)
with those underlying the cash values, and investment rates consistent with the Company’s dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners’ Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 5.5%. The adjustment to future policy benefits and claims represents the change in the policy reserves from using a discount rate that would have been required if such unrealized amounts had been realized and the proceeds reinvested at then current market interest rates, which were different than the current effective portfolio rate, as discussed in note 2(b).
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 4.5% to 5.0%. Also, as of December 31, 2006 and 2005, the calculated reserve is adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at higher/lower interest rates, which would have resulted in the use of a higher/lower discount rate, as discussed in note 2(b).
(j) Participating Business
Participating business represented approximately 64.1% as of December 31, 2006 (65.3% as of December 31, 2005 and 66.7% as of December 31, 2004) of the Company’s life insurance in force, 84.2% as of December 31, 2006 (84.6% as of December 31, 2005 and 85.2% at 2004) of the number of life insurance policies in force, and 34.2% in 2006 (34.6% in 2005 and 33.5% at December 31, 2004) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in “Future policy benefits and claims” in the accompanying consolidated balance sheets.
(k) Federal Income Tax
The Company and its life insurance subsidiaries file a consolidated federal income tax return and the Company’s non-life insurance subsidiaries file a separate consolidated federal income tax return. The members of the consolidated tax return groups have a tax sharing arrangement that provides, in effect, allocated tax balances to the subsidiaries along with any benefits from carryforward amounts utilized by the parent of the subsidiaries. In 2008, NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.
The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation

Notes to Consolidated Financial Statements — (Continued)
allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(l) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis.
(m) Recently Issued Accounting Pronouncements
In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans — an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. The impact of the adoption of SFAS 158 on the Company’s financial position or results of operations is outlined in note 10.
In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption

Notes to Consolidated Financial Statements — (Continued)
permitted. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.
In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the first fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations.
In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. FIN 48 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.
In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial

Notes to Consolidated Financial Statements — (Continued)
statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1,Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards (SFAS) No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the Financial Accounting Standards Board (FASB). SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 is not expected to have a material impact on the Company’s financial position and/or results of operations.
In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FASB Staff Position (FSP) Emerging Issues Task Force (EITF) 03-1-a,Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44,Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1,The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as non-accrual or how to subsequently report income on a non-accrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and SEC SAB No. 59, Accounting for Noncurrent Marketable Equity Securities. Because the Company’s existing policies are consistent with the guidance in

Notes to Consolidated Financial Statements — (Continued)
FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.
In July 2003, the AICPA issued SOP 03-1,Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts to address many topics. The most significant topic to the Company is the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $0.1 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.
The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statement of income:

(in millions)	January 1, 2004

Increase in future policy benefits
GMDB claim reserves	$(0.2)
Less: deferred federal income taxes	0.1

Cumulative effect of adoption of accounting principle, net of tax	$(0.1)

Notes to Consolidated Financial Statements — (Continued)

(3)	Investments
The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2006 and 2005 were:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
(in millions)	Cost	Gains	Losses	Fair Value

December 31, 2006
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$40.1	$0.7	$0.6	$40.2
Agencies not backed by full faith and credit of U.S. Government	5.0	—	0.1	4.9
Obligations of states and political subdivisions	8.7	—	0.2	8.5
Debt securities issued by foreign governments	1.3	—	0.1	1.2
Corporate securities:
Public	1,142.8	39.1	17.5	1,164.4
Private	589.7	2.7	12.4	580.0
Mortgage-backed securities — U.S. Government backed	653.7	2.2	9.0	646.9
Asset-backed securities	202.5	2.2	3.8	200.9

Total fixed maturity securities	2,643.8	46.9	43.7	2,647.0
Equity securities	28.6	4.8	0.3	33.1

Total securities available for sale	$2,672.4	$51.7	$44.0	$2,680.1

December 31, 2005
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$23.9	$—	$0.6	$23.3
Agencies not backed by full faith and credit of U.S. Government	32.6	—	0.5	32.1
Obligations of states and political subdivisions	14.2	—	0.1	14.1
Debt securities issued by foreign governments	1.3	—	—	1.3
Corporate securities:
Public	1,225.3	51.5	15.8	1,261.0
Private	627.1	5.4	12.2	620.3
Mortgage-backed securities — U.S. Government backed	740.6	3.1	8.8	734.9
Asset-backed securities	178.5	1.6	4.0	176.1

Total fixed maturity securities	2,843.5	61.6	42.0	2,863.1
Equity securities	29.8	4.2	0.5	33.5

Total securities available for sale	$2,873.3	$65.8	$42.5	$2,896.6

Notes to Consolidated Financial Statements — (Continued)
The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2006, by maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	Cost	Fair Value

Fixed maturity securities available-for-sale:
Due in one year or less	$85.0	$84.4
Due after one year through five years	672.0	665.3
Due after five years through ten years	491.7	487.2
Due after ten years	538.9	562.3

Subtotal	1,787.6	1,799.2
Mortgage-backed securities — U.S. Government backed	653.7	646.9
Asset-backed securities	202.5	200.9

Total	$2,643.8	$2,647.0

The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)	2006	2005

Net unrealized gains, before adjustments and taxes	$7.7	$23.3
Adjustment to VOBA	(6.6)	6.9
Adjustment to policyholder dividend obligation	(15.9)	(30.7)
Adjustment to DAC	(0.5)	0.4
Adjustment to future policy benefits and claims	(3.2)	(5.3)
Deferred federal income taxes	6.5	1.9

Net unrealized losses	$(12.0)	$(3.5)

The following table presents an analysis of the change in net unrealized (losses) gains on securities available-for-sale, before taxes, for the years ended December 31, 2006, 2005 and 2004:

(in millions)	2006	2005	2004

Securities available-for-sale:
Fixed maturity securities	$(16.4)	$(81.4)	$2.9
Equity securities	0.8	0.4	1.4

Net change	$(15.6)	$(81.0)	$4.3

Notes to Consolidated Financial Statements — (Continued)
The following table summarizes by time the gross unrealized losses on available-for-sale securities in an unrealized loss position, as of December 31, 2006 and 2005:

	Less than or Equal to
	One Year		More than One Year

	Estimated	Gross	Estimated	Gross
	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses

December 31, 2006
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$8.9	$0.1	$10.8	$0.5
Agencies not backed by full faith and credit of U.S. Government	—	—	4.9	0.1
Obligations of states and political subdivisions	2.1	—	5.6	0.2
Debt securities issued by foreign governments	—	—	1.2	0.1
Corporate securities:
Public	182.7	3.5	561.2	14.0
Private	125.9	1.5	292.8	10.9
Mortgage-backed securities — U.S. Government backed	131.1	0.9	357.9	8.1
Asset-backed securities	36.0	0.3	138.4	3.5

Total fixed maturity securities	486.7	6.3	1,372.8	37.4
Equity securities	17.5	0.3	—	—

Total	$504.2	$6.6	$1,372.8	$37.4

% of gross unrealized loss		15.0%		85.0%

December 31, 2005
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$10.8	$0.3	$7.9	$0.3
Agencies not backed by full faith and credit of U.S. Government	32.1	0.5	—	—
Obligations of states and political subdivisions	7.1	0.1	—	—
Debt securities issued by foreign governments	1.3	—	—	—
Corporate securities:
Public	520.6	10.2	158.8	5.6
Private	267.0	7.4	95.1	4.8
Mortgage-backed securities — U.S. Government backed	440.1	6.8	66.9	2.0
Asset-backed securities	95.7	2.1	57.7	1.9

Total fixed maturity securities	1,374.7	27.4	386.4	14.6
Equity securities	16.9	0.5	—	—

Total	$1,391.6	$27.9	$386.4	$14.6

% of gross unrealized loss		65.6%		34.4%

Notes to Consolidated Financial Statements — (Continued)
Increases in unrealized losses more than one year are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in market value is attributed primarily to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold those investments until recovery.
Proceeds from the sale of securities available-for-sale during 2006, 2005 and 2004 were $375.3 million, $175.9 million and $1,281.7 million, respectively. During 2006, 2005 and 2004, gross gains of $3.0 million, $16.5 million and $52.2 million and gross losses of $7.1 million, $1.4 million and $4.5 million were realized on those sales, respectively.
The Company had no real estate investments that were non-income producing for the twelve months ended December 31, 2006 and 2005.
Real estate held for use is presented at cost less accumulated depreciation of $3.8 million and $2.9 million as of December 31, 2006 and 2005, respectively. The carrying value of real estate held for disposal totaled $0.9 million and $5.2 million as of December 31, 2006 and 2005, respectively.
There were no recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 2006 ($2.5 million as of December 31, 2005), and no related valuation allowance ($1.9 million as of December 31, 2005). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. As of December 31, 2006, the average recorded investment in impaired mortgage loans on real estate was $4.1 million ($1.2 million as of December 31, 2005) and there was no interest income recognized on those loans in 2006 ($0.4 million in 2005 and $0.7 million for 2004), which is equal to interest income recognized using a cash-basis method of income recognition.
Activity in the valuation allowance account for mortgage loans on real estate for the twelve months ended December 31, 2006, 2005 and 2004:

(in millions)	2006	2005	2004

Allowance, beginning of period	$3.8	$3.7	$3.3
Net (reductions) additions (credited) charged to allowance	(2.1)	0.1	0.4

Allowance, end of period	$1.7	$3.8	$3.7

The following table summarizes net investment income by investment type for the twelve months ended December 31, 2006, 2005 and 2004:

(in millions)	2006	2005	2004

Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$160.2	$162.3	$168.5
Equity securities	1.7	2.0	0.1
Mortgage loans on real estate	42.3	42.2	37.6
Real estate	0.8	1.0	0.5
Policy loans	21.4	21.5	21.7
Short-term investments	3.8	2.3	1.1
Other	2.4	5.3	4.3

Gross investment income	232.6	236.6	233.8
Less investment expenses	5.6	7.1	8.0

Net investment income	$227.0	$229.5	$225.8

Notes to Consolidated Financial Statements — (Continued)
The following table summarizes net realized gains (losses) on investments by investment type for the twelve months ended December 31, 2006, 2005 and 2004:

(in millions)	2006	2005	2004

Realized gains (losses) on sale of securities available-for-sale:
Fixed maturity securities — gains	$1.7	$15.6	$49.3
Fixed maturity securities — losses	(7.1)	(1.2)	(4.5)
Equity securities — gains	1.3	0.9	2.9
Equity securities — losses	—	(0.2)	—
Other-than-temporary impairments of securities available-for-sale:
Fixed maturity securities	—	(2.7)	(7.8)
Equity securities	(0.1)	(0.4)	—
Real estate	(0.8)	1.3	—
Mortgage loans on real estate	(1.1)	(4.7)	(9.9)

Total realized (losses) gains before adjustments	(6.1)	8.6	30.0
Amortization adjustment for VOBA	2.4	2.3	4.6
Amounts credited to the policyholder dividend obligation	0.1	(5.2)	(7.2)
Other	—	3.1	—

Net realized (losses) gains on investments	$(3.6)	$8.8	$27.4

Fixed maturity securities with an amortized cost of $13.2 million and $13.3 million as of December 31, 2006 and 2005 were on deposit with various regulatory agencies as required by law, respectively.
As of December 31, 2006 and 2005, the Company had loaned securities with a fair value of $81.3 million and $70.0 million, respectively. As of December 31, 2006 and 2005, the Company held collateral of $84.4 million and $72.3 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)	Deferred Policy Acquisition Costs
A reconciliation of the DAC asset for the twelve months ended December 31, 2006 and 2005 is as follows:

(in millions)	2006	2005

Balance at beginning of period	$87.4	$73.1
Expenses deferred	19.0	28.4
Amortization of DAC	(12.5)	(13.9)

	93.9	87.6
Effect on DAC from unrealized gains/losses	(0.9)	(0.2)

Balance at end of period	$93.0	$87.4

Notes to Consolidated Financial Statements — (Continued)

(5)	Value of Business Acquired and Other Intangible Assets
A reconciliation of VOBA for the twelve months ended December 31, 2006 and 2005 is as follows:

(in millions)	2006	2005

Balance at beginning of period	$449.7	$480.4
Amortization of VOBA allocated to:
Net realized gains/losses on investments	2.4	2.3
Amortization of value of business acquired	(45.9)	(45.0)

	406.2	437.7
Change in unrealized gain/loss on available-for-sale securities	(13.5)	12.0

Balance at end of period	$392.7	$449.7

Intangible assets as of December 31, 2006 and 2005 are summarized as follows:

	December 31,
	2006 and 2005	December 31,	December 31,
	Gross	2006	2005
	Carrying	Accumulated	Accumulated	Initial
(in millions)	Amount	Amortization	Amortization	Useful Life[1]

Amortizing intangible assets:
VOBA	$594.9	$195.6	$152.1	28 years
Career financial consultant distribution force	17.5	1.4	0.9	20 years
Independent agency force	5.9	0.5	0.3	20 years
Retirement services distribution force	7.0	0.7	0.4	20 years
1717 Capital Management Company licenses and agreements	4.1	1.2	0.9	22 years
Other	3.3	3.0	2.6	5 years

Total	632.7	202.4	157.2
Non-amortizing intangible assets:
State insurance licenses	8.0	0.0	0.0	Indefinite

Total	8.0	0.0	0.0

Grand total	$640.7	$202.4	$157.2

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors. The state insurance licenses have indefinite lives and therefore are not amortized.

Notes to Consolidated Financial Statements — (Continued)
The actual amortization for the twelve months ended December 31, 2006 and estimated amortization for the next five years, using current assumptions, which are subject to change, for VOBA and for intangible assets with finite lives is as follows:

		Intangible
		Assets with
(in millions)	VOBA	Finite Lives	Total

2006	$45.9	$1.7	$47.6
2007	$36.8	$1.7	$38.5
2008	$33.8	$1.6	$35.4
2009	$32.0	$1.7	$33.7
2010	$26.4	$1.9	$28.3
2011	$24.7	$2.0	$26.7
The Company completed its annual impairment testing and concluded that there were no impairment losses on existing intangibles in 2006 and 2005. In 2004, the only impairment related to certain internally developed software in the amount of $0.7 million, otherwise, there were no impairment losses on existing intangible assets in 2004.
(6)     Goodwill
The following table summarizes the changes in the carrying amount of goodwill by segment for years indicated:

	Individual	Retirement	Individual
(in millions)	Investments	Plans	Protection	Corporate	Total

Balance as of December 31, 2004	$—	$25.4	$174.4	$—	$199.8

Adjustments	—	—	—	—	—

Balance as of December 31, 2005	$—	$25.4	$174.4	$—	$199.8

Balance as of January 1, 2006	$—	$25.4	$174.4	$—	$199.8

Adjustments	—	—	—	—	—

Balance as of December 31, 2006	$—	$25.4	$174.4	$—	$199.8

In 2004, the fair values of certain tax reserve balances resulting from the completion of IRS audits for the periods prior to the NFS acquisition have been adjusted to the final fair value calculations. These adjustments resulted in a decrease in goodwill of $23.9 million, net of taxes in 2004 and a decrease in additional paid in capital of $6.2 million, related to the push-down accounting effect of the adjustments to the goodwill generated as a result of book/ tax basis differences related to the acquisition.
The Company completed its annual impairment testing and concluded there were no impairment losses on existing goodwill in 2006, 2005 or 2004.

Notes to Consolidated Financial Statements — (Continued)
(7)     Federal Income Tax
The tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31, 2006 and 2005 were as follows:

(in millions)	2006	2005

Deferred tax assets
Future policy benefits	$92.0	$113.9
Policyholder dividend obligation	16.8	14.9
Other assets and other liabilities	73.3	75.6

Gross deferred tax assets	182.1	204.4
Less valuation allowance	(16.7)	(16.7)

Deferred tax assets net of valuation allowance	165.4	187.7

Deferred tax liabilities
VOBA	137.4	157.4
Fixed maturity securities	—	2.7
Equity securities and other long-term investments	4.3	12.4
Other	34.6	30.1

Gross deferred tax liabilities	176.3	202.6

Net deferred tax liability	$(10.9)	$(14.9)

Realized capital losses may be used only to offset realized capital gains. Realized capital losses may be carried back three years and forward five years. As of December 31, 2006, the Company had no realized capital loss carry-forwards.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. As a result of the acquisition by NFS, certain merger costs were capitalized for tax purposes thus creating a deferred tax asset. Because it is more likely than not that the deferred tax asset related to these costs will not be realized, a valuation allowance of $16.7 million at December 31, 2006 and 2005 is carried.
The Company’s current federal income tax liability/ (asset) was $4.3 million and $(16.5) million as of December 31, 2006 and 2005, respectively.
Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves representing its best estimate of additional amounts the Company could be required to pay if certain positions it has taken were challenged and ultimately denied by the IRS with respect to these tax years. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/ non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve was related to the separate account dividends received deduction (DRD).
In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax

Notes to Consolidated Financial Statements — (Continued)
years. As a result of the revised estimate, $3.4 million of tax reserves were released into earnings during the quarter ended June 30, 2006.
Federal income tax expense for the years ended December 31, 2006, 2005 and 2004 which includes including a $0.1 million benefit related to cumulative effect of adoption of accounting principles, was as follows:

(in millions)	2006	2005	2004

Current	$25.7	$26.5	$22.1
Deferred	(3.5)	1.8	23.4

Federal income tax expense	$22.2	$28.3	$45.5

Total federal income tax expense for the twelve months ended December 31, 2006, 2005 and 2004 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense as follows:

	2006		2005		2004

(in millions)	Amount	%	Amount	%	Amount	%

Computed (expected) tax expense	$34.1	35.0	$39.1	35.0	$47.2	35.0
Tax exempt interest and dividends received deduction	(5.4)	(5.5)	(7.9)	(7.1)	(3.3)	(2.5)
Reserve	(3.4)	(3.5)	(0.9)	(0.8)	4.9	3.6
Income tax credits	(3.2)	(3.4)	(2.1)	(1.9)	(4.0)	(2.9)
Other, net	0.1	0.1	0.1	0.1	0.7	0.5

Total (effective rate of each year)	$22.2	22.7	$28.3	25.3	$45.5	33.7

The federal income tax paid during the twelve months ended December 31, 2006, 2005 and 2004 was $4.9 million, $52.8 million, and $7.0 million, respectively.
(8)     Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Consequently, the aggregate fair value amounts presented do not represent the underlying value of the Company.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with risks involved, matrix pricing and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment, and volatility.
Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using

Notes to Consolidated Financial Statements — (Continued)
assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
Although insurance contracts are specifically exempted from the disclosure requirements, (other than policies such as annuities that are classified as investment contracts), the Company’s estimate of the fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value estimates and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale assets: See note 2(b).

Mortgage loans on real estate, net: The fair value of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans, short-term investments and cash: Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices of underlying securities. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

Investment contracts: For investment contracts without defined maturities, fair values are the amounts payable on demand net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value is most representative of fair value.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance, supplementary contracts and health insurance for which the estimated fair value is the amount payable on demand.

Individual annuities and supplementary contracts: The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

Collateral received — securities lending: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Notes to Consolidated Financial Statements — (Continued)

Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31, 2006 and 2005:

	2006		2005

		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
(in millions)	Amount	Value	Amount	Value

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$2,647.0	$2,647.0	$2,863.1	$2,863.1
Equity securities	33.1	33.1	33.5	33.5
Mortgage loans on real estate, net	707.6	689.1	689.7	692.3
Policy loans	327.7	327.7	325.9	325.9
Short-term investments	190.5	190.5	203.5	203.5
Cash	11.4	11.4	5.9	5.9
Assets held in separate accounts	3,343.4	3,343.4	3,331.2	3,331.2

Liabilities
Investment contracts	1,268.2	1,155.0	1,337.2	1,218.7
Policy reserves on life insurance contracts	2,421.8	2,251.1	2,476.8	2,304.1
Collateral received — securities lending	84.4	84.4	72.3	72.3
Liabilities related to separate accounts	3,343.4	3,112.4	3,331.2	3,091.8
(9)     Risk Disclosures
The following is a description of the most significant risks facing the Company and how it mitigates those risks:
Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g., increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans, to provide funding for other long-term investments and to purchase fixed maturity securities. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contracts. Commitments generally have fixed

Notes to Consolidated Financial Statements — (Continued)
expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $17.6 million extending into 2007 were outstanding as of December 31, 2006. At December 31, 2006, the Company had outstanding limited partnership commitments and commitments to purchase fixed maturity securities of $97.1 million.
Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2006, 87.2% (86.2% as of December 31, 2005) of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of VOBA and/or DAC.
The Company’s long-term assumption for net separate account returns is 8% annual growth, earned evenly throughout the year. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine whether unlocking is appropriate. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.
Many of the Company’s individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value. This could result in additional GMDB claims. As of December 31, 2006, the net amount at risk, defined as the excess of the death benefit over the account value, was $11.9 million before reinsurance and $3.1 million net of reinsurance. As of December 31, 2005, the net amount at risk, defined as the excess of the death benefit over the account value, was $21.3 million before reinsurance and $5.7 million net of reinsurance. As of December 31, 2006 and December 31, 2005, the Company’s reserve for GMDB claims, net of reinsurance, was $0.3 million and $0.3 million, respectively.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2006, the Company had a diversified portfolio with no more than 21.8% (21.0% in 2005) in any geographic area and no more than 7.4% (4.4% in 2005) with any one borrower. As of December 31, 2006, 34.5% (31.3% in 2005) of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties in 2006.
Significant Business Concentrations: As of December 31, 2006 and 2005, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region in the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic region in the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

Notes to Consolidated Financial Statements — (Continued)
Reinsurance: In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life for business prior to 2005 and $5.3 million for new 2006 and 2005 business.
Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.
The tables below highlight the amounts shown in the accompanying consolidated financial statements and other information, that are net of reinsurance activity (in millions):

		Ceded to	Assumed
	Gross	Other	from Other	Net
	Amount	Companies	Companies	Amount

For the Year Ended
December 31, 2006:
Life insurance in force	$45,787.3	$18,458.8	$11.7	$27,340.2

Life insurance premiums	$139.3	$22.7	$1.6	$118.2

Accident & health premiums	$2.9	$1.3	$—	$1.6

For the Year Ended
December 31, 2005:
Life insurance in force	$48,027.7	$19,555.8	$462.7	$28,934.6

Life insurance premiums	$149.2	$17.8	$0.7	$132.1

Accident & health premiums	$3.3	$1.5	$—	$1.8

For the Year Ended
December 31, 2004:
Life insurance in force	$50,072.6	$20,282.5	$458.0	$30,248.1

Life insurance premiums	$152.4	$22.0	$0.3	$130.7

Accident & health premiums	$3.3	$1.4	$—	$1.9

Collateral-Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term. Securities on loan as of December 31, 2006 and 2005 were $81.3 million and $70.0 million, respectively.

(10)	Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan
The Company sponsors the Nationwide Life Insurance Company of America retirement Plan, several nonqualified defined benefit arrangements and the Nationwide Life Insurance Company of America Producers Pension Plan. The Nationwide Life Insurance Company of America Retirement Plan covers all the Company’s employees of participating companies who have completed at least one year of service. All participants are eligible for benefits based on an account balance feature. Participants hired before 2002

Notes to Consolidated Financial Statements — (Continued)
are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. Plan contributions are invested in a group annuity contract of NLICA.
Pension benefits credited to operations by the Company during the years ended December 31, 2006, 2005 and 2004 were $(1.7) million, $(1.4) and $(2.0) million, respectively.
The following table summarizes information regarding the funded status of the Company’s pension plans (all are U.S. plans), as of the years ended December 31:

(in millions)	2006	2005

Change in benefit obligation
Benefit obligation at beginning of year	$102.9	$102.5
Service cost	2.6	2.4
Interest cost	4.8	4.8
Plan amendment[1]	0.3	—
Actuarial loss	0.1	3.4
Benefits paid	(9.4)	(10.2)

Benefit obligation at end of year	$101.3	$102.9

Change in plan assets
Fair value of plan assets at beginning of year	$135.8	$136.9
Actual return on plan assets	17.5	8.2
Employer contribution	2.8	0.9
Benefits paid	(9.4)	(10.2)

Fair value of plan assets at end of year	146.7	135.8

Funded status	45.4	32.9
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income:
Unrecognized prior service cost[1]	(0.3)
Unrecognized net gains	12.6

Accumulated other comprehensive income, pre tax	$12.3

Cumulative employer contributions in excess of net periodic benefit cost	$33.1

Net amount recognized in statement of financial position	$45.4

Accumulated benefit obligation	$94.1	$96.9

1	Represents the increase in the projected benefit obligation related to the application of the Pension Protection Act effective December 31, 2006.

Notes to Consolidated Financial Statements — (Continued)
The following table shows the incremental effect of applying FASB Statement No. 158 on individual line items in the statement of financial position:

	Before		After
	Application of		Application of
(in millions)	Statement 158	Adjustments	Statement 158

Other assets	$297.8	$12.1	$309.9
Total assets	8,531.3	12.1	8,543.4
Other liabilities	254.2	4.1	258.3
Total liabilities	7,287.6	4.1	7,291.7
Accumulated other comprehensive income	(12.0)	8.0	(4.0)
Total shareholders equity	1,243.7	8.0	1,251.7
Total liabilities and shareholders equity	$8,531.3	$12.1	$8,543.4

The Company expects to contribute $1.0 million to the plans in 2007.
The following table summarizes the Company’s benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Pension
Benefits

2007	$9.0
2008	8.4
2009	8.3
2010	11.8
2011	9.6
2012-2016	39.7
The following table presents aggregate information for the Company’s pension plans with accumulated and projected benefit obligations in excess of plan assets as of December 31:

(in millions)	2006	2005

Projected benefit obligation	$14.9	$16.1
Accumulated benefit obligation	14.3	15.8
Fair value of plan assets	—	—
The following table summarizes the weighted average assumptions used to calculate the benefit obligation and funded status of the Company’s pension plans as of the December 31 measurement date:

	2006	2005

Weighted average discount rate	5.25%	4.75%
Rate of increase in future compensation levels	4.75%	4.25%

Notes to Consolidated Financial Statements — (Continued)
The following table summarizes the asset allocation for the Company’s qualified pension plan at the end of 2006 and 2005 and the target allocation for 2007, by asset category:

	Target
	Allocation	Percentage of
	Percentage	Plan Assets

Asset Category	2007	2006	2005

Equity securities	62-68%	67%	68%
Debt securities	32-38%	33%	32%
Real Estate	0-10%	0%	0%

Total		100%	100%

The Company’s pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return of plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities and funded status. On a quarterly basis, the portfolio of investments within the annuity contract issued by the Company is analyzed in light of current market conditions and rebalanced to match the target allocations.
The following table summarizes the components of net periodic benefit income for the Company’s pension plans for the years ended December 31:

	Pension Benefits

(in millions)	2006	2005	2004

Service cost (benefits attributed to employee service during the period)	$2.6	$2.4	$1.5
Interest cost on accumulated postretirement benefit obligation	4.8	4.8	5.6
Expected return on plan assets	(9.1)	(8.6)	(9.1)

Net periodic pension income for the postretirement benefit plan	$(1.7)	$(1.4)	$(2.0)

The following table shows the amounts in accumulated other comprehensive income expected to be recognized in the next fiscal year:

Unrecognized transition asset (obligation)	$—
Unrecognized prior service credit (cost)	$(0.1)
Unrecognized net gain (loss)	$—

Total	$(0.1)

The following table summarizes the weighted average assumptions used to calculate net periodic benefit income, set at the beginning of each year, for the Company’s pension plans as a whole:

	2006	2005	2004

Discount rate	4.75%	5.00%	5.50%
Rate of increase in future compensation levels	4.25%	3.50%	4.00%
Long-term rate of return on plan assets	7.00%	6.50%	7.00%
The Company’s pension plan employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run (called a risk premium). Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the

Notes to Consolidated Financial Statements — (Continued)
target portfolio. This expected real rate of return will vary by plan and will change when the plan’s target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan’s portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.
Effective December 31, 2005, the historical risk premiums and expected real rates of return were re-evaluated affecting December 31, 2005 benefit obligations and 2006 costs. For benefits obligations, a lower real rate of return on corporate bonds led to a higher implied inflation rate and a higher rate of future compensation increase.
The Company also participates in life and health care defined benefit plans sponsored by Nationwide Mutual Insurance Company (NMIC) for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by Nationwide Life Insurance Company (NLIC), a subsidiary of NFS.
The net periodic benefit cost for the Company’s postretirement benefits plan was $1.2 million, $1.0 million and $2.2 million for the years ended December 31, 2006, 2005 and 2004, respectively.
Defined Contribution Plans
The Company and certain affiliated companies sponsor defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $0.7 million, $0.7 million and $0.9 million for 2006, 2005 and 2004, respectively.
The Company also provides a funded noncontributory defined contribution plan that covers substantially all of its agents. The Company’s expense for contributions to this plan was $0.7 million, $0.6 million and $0.7 million for 2006, 2005 and 2004, respectively.

(11)	Shareholder’s Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
Regulatory Risk-Based Capital
The Commonwealth of Pennsylvania and the State of Delaware, where the Company and its subsidiaries are domiciled, impose minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios

Notes to Consolidated Financial Statements — (Continued)
are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the periods presented herein.
The statutory capital and surplus of the Company as of December 31, 2006 and 2005 was $654.3 million and $660.2 million, respectively. The statutory net income of the Company for the twelve months ended December 31, 2006, 2005 and 2004 was $98.8 million, $120.4 million and $138.6 million, respectively.
Dividend Restrictions
Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. In connection with the Company’s acquisition by NFS, the Insurance Department of the Commonwealth of Pennsylvania has conditioned that no dividends can be paid out of the Company for a period of three years without prior approval. The Company sought and received permission from the Insurance Department to pay $110 million of dividends to NFS during 2006 and $50 million in 2005, respectively. As of January 1, 2007, based on the statutory financial results as of and for the year ended December 31, 2006, NLICA may not pay dividends without obtaining prior approval.
In addition, the payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.
The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

Notes to Consolidated Financial Statements — (Continued)
Comprehensive Income
Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder’s equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and unrecognized pension amounts. The related before and after federal income tax amounts for the twelve months ended December 31, 2006, 2005 and 2004:

(in millions)	2006	2005	2004

Net unrealized (losses) gains on securities available-for-sale arising during the period:
Net unrealized (losses) gains before adjustment	$(19.8)	$(69.0)	$44.2
Adjustment to VOBA	(13.5)	12.0	5.5
Adjustment to policy dividend obligation	14.8	34.7	(23.2)
Adjustment to policy acquisition costs	(0.9)	(0.2)	0.2
Adjustment to future policy benefits and claims	2.1	1.9	1.8
Related federal income tax expense	6.0	7.2	(10.0)

Net unrealized (losses) gains	(11.3)	(13.4)	18.5

Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
Net unrealized losses (gains) before adjustment	4.2	(12.0)	(39.9)
Related federal income tax benefit	(1.4)	4.2	14.0

Net reclassification adjustment	2.8	(7.8)	(25.9)

Other comprehensive loss on securities available-for-sale	(8.5)	(21.2)	(7.4)

Unrecognized amounts on pension plans:
Net unrecognized amounts	12.3	—	—
Related federal income tax expense	(4.3)	—	—

Adjustment to initially adopt FASB Statement No. 158, net of taxes	8.0	—	—

Change in accumulated other comprehensive loss	$(0.5)	$(21.2)	$(7.4)

(12)     Related Party Transactions
Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC and NFS, a subsidiary of NMIC, provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the twelve months ended December 31, 2006, 2005 and 2004, the Company incurred expenses relating to these cost sharing agreements with NMIC, NFS and Nationwide Services Company LLC totaling $77.0 million, $80.9 million and $94.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

Notes to Consolidated Financial Statements — (Continued)
The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $9.0 million and $9.8 million as of December 31, 2006 and 2005 and are included in short-term investments on the accompanying consolidated balance sheets.
The Company has issued group annuity contracts and performs administrative and investment services for various employee benefit plans that it sponsors on behalf of its employees. Total account values of these contracts were $161.5 million and $213.6 million as of December 31, 2006 and 2005. Total revenues from these contracts were $0.8 million, $1.0 million and $1.2 million for the twelve months ended December 31, 2006, 2005 and 2004, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $0.7 million, $1.0 million and $1.3 million for the twelve months ended December 31, 2006, 2005 and 2004. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.
Approximately $181.2 million and $27.8 million for the twelve months ended December 31, 2006, $96.1 million and $18.8 million for the twelve months ended December 31, 2005 and $98.7 million and $17.4 million for the twelve months ended December 31, 2004 of Nationwide Life Insurance Company, (NLIC), variable life and annuities and fixed life and annuities, respectively, were sold through the Company’s distribution channels.
Approximately $829.9 million of the proceeds from sale of available-for-sale securities and $23.4 million of gross realized gains for the twelve months ended December 31, 2004, related to inter-company fixed maturity sales to NLIC and Nationwide Life and Annuity Insurance Company.
The Company leases office space to an affiliate of NMIC. For the year ended December 31, 2006 and 2005, the company received lease payments totaling $0.2 million and $0.2 million, respectively.
The Company transferred its fixed assets to NMIC in 2006 for $2.4 million, which was the value of the fixed assets as of March 31, 2006.
(13)     Contingencies
Legal Matters
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

Notes to Consolidated Financial Statements — (Continued)
The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by regulatory agencies and state attorneys general with respect to market timing and late trading matters, and is cooperating and responding to such inquiries.
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company’s ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations. These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies.
On October 9, 2003, NLICA was named as one of twenty-six defendants in a lawsuit filed in the United States District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al. NLICA is a defendant as the successor in interest to Provident Mutual Life Insurance Company, which is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee Retirement System (the Plan). In their complaint, the plaintiffs allege that NLICA aided and abetted certain other defendants in breaching their fiduciary duties to the Plan. The plaintiffs also allege that NLICA violated the Federal Racketeer Influenced and Corrupt Organizations Act (RICO) by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that NLICA was unjustly enriched by the allegedly excessive fees and commissions. The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgment interest, and costs and disbursements, including attorneys’ fees. On August 24, 2004, the District Court issued an order dismissing the count alleging aiding and abetting a breach of fiduciary duty and one of the RICO counts. Fact and expert discovery has been completed. On October 11, 2006, NLICA filed a motion for summary judgment on all relevant counts contained in the complaint. Additionally, all other remaining defendants have filed a motion for summary judgment on all remaining claims. Those motions are pending before the court. NLICA continues to defend this lawsuit vigorously.
Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company’s consolidated financial statements, have arisen in the course of the Company’s business, including, but not limited to, its connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company’s compliance with applicable insurance and other laws and regulations.

Notes to Consolidated Financial Statements — (Continued)
Tax Matters
The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/ non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.
(14)     Lease Commitments
The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2007 and 2011. Most of the leases contain renewal and purchase options based on prevailing fair market values.
Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at December 31, 2006, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

	Rental	Sublease
	Payments	Rentals

Year ending December 31:
2007	$9.3	$2.4
2008	7.9	2.2
2009	6.3	1.9
2010	1.0	0.1
2011	0.1	—
Thereafter	—

	$24.6	$6.6

Total related rent expense was $7.6 million, $7.4 million and $10.3 million, which was net of sublease income of $2.6 million, $1.4 million and $0.5 million, for the twelve months ended December 31, 2006, 2005 and 2004, respectively.

Notes to Consolidated Financial Statements — (Continued)
(15)     Closed Block
The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.
Summarized financial information for the closed block follows:

	As of	As of
(in millions)	December 31, 2006	December 31, 2005

Closed block liabilities:
Future policyholder benefits	$1,881.0	$1,903.3
Policyholder funds and accumulated dividends	141.5	144.3
Policyholder dividends payable	30.1	28.1
Policyholder dividend obligation (including the adjustment for unrealized gains on available for sale securities)	64.0	73.2
Other policy obligations	10.2	8.1
Other closed block liabilities	0.4	0.9

Total closed block liabilities	2,127.2	2,157.9

Assets designated to the closed block:
Fixed maturity securities available-for-sale, at estimated fair value (cost $1,138.6 in 2006; $1,178.8 in 2005)	1,154.5	1,209.5
Mortgage loans on real estate	344.9	363.1
Policy loans	206.8	213.1
Other closed block assets	159.2	98.2

Total closed block assets	1,865.4	1,883.9

Excess of reported closed block liabilities over assets designated to the closed block	261.8	274.0

Portion of above representing other comprehensive income
(Decrease) increase in unrealized appreciation on fixed maturities available-for-sale	(14.8)	(34.7)
Adjustment to policyholder dividend obligation	14.8	34.7
Total	—	—

Maximum future earnings to be recognized from closed block assets and liabilities	$261.8	$274.0

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,154.5	$1,209.5
Amortized cost	1,138.6	1,178.8
Net unrealized (gains)/losses policyholder dividend obligation	(15.9)	(30.7)

Unrealized appreciation	$—	$—

Notes to Consolidated Financial Statements — (Continued)

	For the Year	For the Year	For the Year
	Ended	Ended	Ended
(in millions)	December 31, 2006	December 31, 2005	December 31, 2004

Closed block operations:
Closed block revenues:
Premiums	$98.0	$104.4	$107.3
Net investment income	105.0	110.2	110.8
Realized investment (losses) gains	(4.1)	1.2	(1.7)
Realized gains (losses) credited to policyholder dividend obligation	0.1	(5.2)	(7.2)

Total closed block revenues	199.0	210.6	209.2

Closed block benefits and expenses:
Policy and contract benefits	137.9	142.7	136.8
Change in future policyholder benefits and interest credited to policyholder account values	(22.8)	(28.5)	(19.6)
Dividends to policyholders	58.3	55.6	57.1
Change in policyholder dividend obligation	5.7	17.7	7.0
Other closed block expenses	1.2	1.2	1.4

Total closed block benefits and expenses	180.3	188.7	182.7

Total closed block revenues, net of closed block benefits and expenses, before federal income taxes	18.7	21.9	26.5
Federal income taxes	6.5	7.7	9.3

Closed block revenues, net of closed block benefits and expenses and federal income taxes	$12.2	$14.2	$17.2

Maximum future earnings from closed block assets and liabilities:
Beginning of period	$274.0	$288.2	$305.4
Change during period	(12.2)	(14.2)	(17.2)
Other adjustments	—	—	—

End of period	$261.8	$274.0	$288.2

Cumulative closed block earnings from inception through December 31, 2006 and 2005 were higher than expected in the actuarial calculation. Therefore, a policyholder dividend obligation of $48.1 million (excluding the adjustment for unrealized gains on available for sale securities) exists at December 31, 2006 and $42.5 at December 31, 2005. Other adjustments include revisions to the prior year end balances including primarily policyholder dividends payable and adjustments to current and deferred taxes.

(16)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income before income taxes and the cumulative effect of adoption of accounting

Notes to Consolidated Financial Statements — (Continued)
principles to exclude: (1) net realized gains on investments and (2) the adjustment to amortization of DAC and VOBA related to net realized gains/losses.
The Individual Investments segment consists of fixed, variable and income products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
The Retirement Plans segment is comprised of group (pension) annuity products.
The Individual Protection segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life insurance products. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.
In addition to the product segments, the Company reports a Corporate & Other segment. The Corporate & Other segment includes net investment income not allocated to the three product segments, unallocated expenses, and revenue and expenses of the Company’s health products and noninsurance operations. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not attributable to the closed block.

Notes to Consolidated Financial Statements — (Continued)
The following tables summarize the financial results of the Company’s business segments for the twelve months ended December 31, 2006, 2005 and 2004.

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	& Other	Total

Year Ended December 31, 2006
Policy charges	$6.7	$14.1	$162.4	$—	$183.2
Traditional life insurance and immediate annuity premiums	—	—	118.2	—	118.2
Net investment income	41.6	16.1	139.3	30.0	227.0
Other income	—	—	—	58.1	58.1
Net realized losses on investments	—	—	(1.6)	(2.0)	(3.6)

Total revenues	48.3	30.2	418.3	86.1	582.9

Interest credited to policyholder account values	26.6	11.0	12.6	—	50.2
Life insurance and annuity benefits	(0.5)	—	184.5	—	184.0
Policyholder dividends on participating policies	—	—	65.1	—	65.1
Amortization of deferred policy acquisition costs	—	0.5	12.0	—	12.5
Amortization of value of business acquired	6.3	6.7	32.7	0.2	45.9
Other operating expenses	3.7	6.5	50.0	67.5	127.7

Total benefits and expenses	36.1	24.7	356.9	67.7	485.4

Income before Federal income tax expense	12.2	5.5	61.4	18.4	$97.5

Adjustments to amortization of DAC/ VOBA on capital gains/(losses)	0.1	0.1	—	—
Net realized losses on investments	—	—	1.6	2.0

Pre-Tax operating earnings	$12.1	$5.4	$63.0	$20.4

Assets as of December 31, 2006	$1,112.0	$1,308.5	$5,128.8	$994.1	$8,543.4

Notes to Consolidated Financial Statements — (Continued)

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	& Other	Total

Year Ended December 31, 2005
Policy charges	$8.0	$9.7	$169.0	$—	$186.7
Traditional life insurance and immediate annuity premiums	0.3	—	131.8	—	132.1
Net investment income	44.3	17.8	145.8	21.6	229.5
Other income	—	—	—	49.3	49.3
Net realized (losses) gains on investments	—	—	(1.8)	10.6	8.8

Total revenues	52.6	27.5	444.8	81.5	606.4

Interest credited to policyholder account values	28.2	10.1	11.7	—	50.0
Life insurance and annuity benefits	0.7	—	191.5	—	192.2
Policyholder dividends on participating policies	—	—	74.3	—	74.3
Amortization of deferred policy acquisition costs	(0.2)	1.0	13.1	—	13.9
Amortization of value of business acquired	7.2	3.5	34.1	0.2	45.0
Other operating expenses	4.5	8.1	55.6	51.0	119.2

Total benefits and expenses	40.4	22.7	380.3	51.2	494.6

Income before Federal income tax expense	12.2	4.8	64.5	30.3	$111.8

Adjustments to amortization of DAC/ VOBA on capital gains/(losses)	0.2	(0.7)	0.6	—
Net realized losses (gains) on investments	—	—	1.8	(10.6)

Pre-Tax operating earnings	$12.0	$5.5	$65.7	$19.7

Assets as of December 31, 2005	$1,356.3	$1,431.0	$5,156.3	$689.1	$8,632.7

Notes to Consolidated Financial Statements — (Continued)

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	& Other	Total

Year Ended December 31, 2004
Policy charges	$9.9	$14.8	$172.8	$—	$197.5
Traditional life insurance and immediate annuity premiums	0.2	—	130.5	—	130.7
Net investment income	44.8	18.8	145.0	17.2	225.8
Other income	—	—	—	46.1	46.1
Net realized gains on investments	—	—	(4.3)	31.7	27.4

Total revenues	54.9	33.6	444.0	95.0	627.5

Interest credited to policyholder account values	29.5	10.4	11.3	—	51.2
Life insurance and annuity benefits	—	—	178.9	—	178.9
Policyholder dividends on participating policies	—	—	65.3	—	65.3
Amortization of deferred policy acquisition costs	—	0.2	20.0	—	20.2
Amortization of value of business acquired	7.5	4.7	40.3	0.2	52.7
Other operating expenses	5.5	10.0	61.6	47.1	124.2

Total benefits and expenses	42.5	25.3	377.4	47.3	492.5

Income before Federal income tax expense	12.4	8.3	66.6	47.7	$135.0

Net realized losses (gains) on investments	—	—	4.3	(31.7)

Pre-Tax operating earnings	$12.4	$8.3	$70.9	$16.0

Assets as of December 31, 2004	$1,543.7	$1,532.1	$5,118.8	$756.7	$8,951.3

The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.
(17)     Variable Interest Entities
The Company holds variable interests, in the form of limited partnership (LP) investments, in five tax credit funds. These investments have been held by the Company for periods ranging from 1 to 6 years and allows the Company to experience certain tax credits and other tax benefits from affordable housing projects. The total exposure to loss on these VIE’s where the Company is not the primary beneficiary is $56.1 million and $13.1 million as of December 31, 2006 and 2005, respectively.
(18)     Variable Annuity Contracts
The Company maintains traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also maintains non-traditional variable annuity contracts in which the

Notes to Consolidated Financial Statements — (Continued)
Company provides a guarantee to benefit the related contract holders or GMDB. The GMDB provides a specified minimum return upon death. The Company offers four primary GMDB types:

•	Return of premium — provides the greater of account value or total deposits made to the contract less any partial withdrawals.

•	Reset — provides the greater of a return of premium death benefit or the anniversary (generally the sixth or eighth year) account value adjusted for withdrawals.

•	Ratchet — provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary — evaluated monthly; annual — evaluated annually; and five-year — evaluated every fifth year.

•	Rollup — provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 74 or 200% of adjusted premiums.
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:

	December 31, 2006			December 31, 2005

	Account	Net Amount	Wtd. Avg.	Account	Net Amount	Wtd. Avg.
(in millions)	Value	at Risk[1]	Attained Age	Value	at Risk[1]	Attained Age

GMDB:
Return of premium	$3.9	$0.0	62	$4.0	$0.0	61
Reset	140.1	1.7	61	166.9	2.9	61
Ratchet	44.2	1.4	56	54.5	2.7	56
Roll-up	0.7	0.0	56	1.1	0.1	56

Total — GMDB	$188.9	$3.1	60	$226.5	$5.7	60

1	Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value, less any reinsurance recoverable and zero.
Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the year ended December 31, 2006 and 2005:

	December 31,	December 31,
(in millions)	2006	2005

Balance at beginning of period	$0.3	$0.2
Expense provision	0.3	0.3
Net claims paid	(0.3)	(0.2)
Value of new business sold	—	—
Change in fair value	—	—

Balance at end of period	$0.3	$0.3

Notes to Consolidated Financial Statements — (Continued)
The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

(in millions)	December 31, 2006	December 31, 2005

Mutual funds:
Bond	$32.0	$42.5
Domestic equity	275.8	332.9
International equity	26.3	27.4

Total mutual funds	334.1	402.8
Money market funds	14.7	21.0

Total	$348.8	$423.8

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2006 and December 31, 2005 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 25 stochastically generated economic scenarios

•	Mean gross equity performance — 8.1%

•	Equity volatility — 18.7%

•	Mortality — 100% of Annuity 2000 table

•	Asset fees — equivalent to mutual fund and product loads

•	Discount rate — 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration	1	2	3	4	5	6	7	8	9+

Minimum	5.50%	8.00%	12.50%	13.50%	14.50%	18.50%	25.00%	22.00%	21.50%
Maximum	12.50%	17.50%	23.50%	21.00%	25.50%	25.00%	30.00%	35.00%	38.00%

Nationwide Life Insurance Company of America and Subsidiaries
Schedule I Summary of Investments — Other than Investments in Related Parties
December 31, 2006

Column A	Column B	Column C	Column D

			Amount at
			Which Shown
			in the
		Market	Consolidated
Type of Investment	Cost	Value	Balance Sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Government and government agencies and authorities	$40.1	$40.2	$40.2
Agencies not backed by the full faith and credit of the U.S. Government	5.0	4.9	4.9
States, municipalities and political subdivisions	8.7	8.5	8.5
Foreign governments	1.3	1.2	1.2
Public utilities	228.9	230.5	230.5
All other corporate	2,359.8	2,361.7	2,361.7

Total fixed maturity securities available-for-sale	2,643.8	2,647.0	2,647.0

Equity securities available-for-sale:
Common stocks:
Public Utilities	—	—	—
Banks, trust and insurance companies	10.2	13.5	13.5
Industrial, miscellaneous and all other	18.4	19.6	19.6
Nonredeemable preferred stocks	—	—	—

Total equity securities available-for-sale	28.6	33.1	33.1

Mortgage loans on real estate, net	709.3		707.6	[1]
Real estate, net:
Investment properties	4.4		3.5	[2]
Acquired in satisfaction of debt	0.9		0.9	[2]
Properties occupied by entity	20.4		17.5	[2]

Total real estate, net	25.7		21.9

Policy loans	327.7		327.7
Other long-term investments	189.7		177.9	[3]
Short-term investments, including amounts managed by a related party	190.5		190.5

Total investments	$4,115.3		$4,105.7

1	Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate (see note 3 to the consolidated financial statements).

2	Difference from Column B primarily results from adjustments for accumulated depreciation.

3	Difference from Column B is primarily due to operating gains and/or losses of investments in limited partnerships.
See accompanying report of independent registered public accounting firm.

Nationwide Life Insurance Company of America and Subsidiaries
Schedule IV — Reinsurance
December 31, 2006

					Percentage
		Ceded	Assumed		of Amount
		to Other	from Other		Assumed
(in 000’s)	Gross Amount	Company’s	Company’s	Net Amount	to Net

2006
Life insurance in force	45,787,290	18,458,823	11,759	27,340,226	0.0%

Premiums:
Life insurance	$139,342	$22,720	$1,581	$118,203	1.3%
Accident & health insurance	$2,882	$1,318	—	$1,564	0.0%

Total premiums	$142,224	$24,038	$1,581	$119,767	1.3%

2005
Life insurance in force	48,027,710	19,555,834	462,670	28,934,546	1.6%

Premiums:
Life insurance	$149,257	$17,827	$692	$132,122	0.5%
Accident & health insurance	$3,261	$1,488	—	$1,773	0.0%

Total premiums	$152,518	$19,315	$692	$133,895	0.5%

2005
Life insurance in force	50,072,633	20,282,539	457,961	30,248,055	1.5%

Premiums:
Life insurance	$152,429	$22,045	$336	$130,720	0.3%
Accident & health insurance	$3,361	$1,426	—	$1,935	0.0%

Total premiums	$155,790	$23,471	$336	$132,655	0.3%

See accompanying report of independent registered public accounting firm.

Nationwide Life Insurance Company of America and Subsidiaries
Schedule V — Valuation and Qualifying Accounts
Years Ended December 31, 2006, 2005 and 2004

Column A	Column B	Column C		Column D	Column E

		Charged
	Balance at	(Credited) to	Charged		Balance
	Beginning of	Costs and	to Other		at End of
Description	Period	Expenses	Accounts	Deductions*	Period

2006
Valuation allowances — mortgage loans on real estate	$3,761,846	$(93,640)		$1,933,322	$1,734,884
2005
Valuation allowances — mortgage loans on real estate	$3,707,391	$578,205		$523,750	$3,761,846
2004
Valuation allowances — mortgage loans on real estate	$3,264,176	$443,215			$3,707,391

*	Amounts represent recoveries.
See accompanying report of independent registered public accounting firm.

PART C
OTHER INFORMATION

Item 26.  Exhibits

(a)	Board of Directors Resolutions
1.
Resolution adopted by the Board of Directors of Provident Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Managed Separate Account, and Provident Mutual Variable Zero Coupon Bond Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

2.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Aggressive Growth Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

3.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable International Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

4.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

5.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

6.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Reorganization of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account, Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 25, 2000, File No. 333-71763.

7.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company authorizing the filing of Registration Statements and Post-Effective Amendments. Incorporated herein by reference to the Initial Filing of the Registration Statement, filed on April 5, 2001, File No. 333-58308.

8.
Resolution of the Board of Directors of Nationwide Life Insurance Company of America Approving Creation of Additional Subaccounts of Nationwide Provident VLI Separate Account 1. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts
1.	Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
4.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
5.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
6.	PPGA's Agreement and Supplements. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
7.	PPA's Agreement and Supplements. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
8.	PGA's Agreement and Supplements. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
9.	Special Agent's Career Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
10.	Special Agent's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
11.	Corporate Agent's Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
12.	PPGA Commission Schedules. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

13.	PPA Commission Schedules. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
14.	PGA Commission Schedules. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
15.
Commission Schedules for Variable Life Insurance Products for Agents under Special Career Agent's Career Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

16.
Commission Schedules for Variable Life Insurance Products for Agents under Special Agent's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

17.
Commission Schedules for Variable Life Insurance Products for Corporate Agents with Special Agent's Career Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

18.	Form of Selling Agreement between 1717 Capital Management Company and Broker/Dealers. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

(d)	Contracts
1.	Modified Premium Variable Life Insurance Policy Forms (C111, C111A, C112 & C112A). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2.	Disability Waiver of Premium Rider – at issue (C545). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3.	Disability Waiver of Premium Rider – after issue (C550). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
4.	Guaranteed Purchase Option Rider (C645). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
5.	Variable Loan Interest Rate Rider (C744VL). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
6.	Qualify as part of Section 403(b) Rider (C827). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
7.	Accelerated Death Benefit Rider (C/D904). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
8.	Change from Fixed to Variable Loan Interest Rate Rider (14918VL). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
9.	Increasing Death Benefit Rider (C310). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
10.
Form of Illustrations of Death Benefits, Cash Surrender Values and Accumulated Premiums.  Opinion and Consent of James Bernstein, Esquire. Incorporated herein by reference to Post-Effective Amendment No. 21, filed on April 23, 2001, File No. 33-2625.

(e)	Applications
1.	Form of Application. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2.	Supplemental Application for Modified Premium. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3.	Initial Allocation Selection. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

(f)	Depositor's Certificate of Incorporation and By-Laws
1.	Charter of Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2.	By-Laws of Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3.	Charter of Nationwide Life Insurance Company of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
4.	By-Laws of Nationwide Life Insurance Company of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(g)	Reinsurance Contracts
1.	Single Life Permanent Pool (ERC). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
2.	Single Life Permanent Pool (RGA). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
3.
Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

4.
Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

5.
Automatic Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and Phoenix Home Life Mutual Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

6.
Amendment Number 3 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

7.
Amendment Number 4 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

8.
Automatic Yearly Renewable Term Reinsurance Agreement No. P226-105 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

9.
Automatic Yearly Renewable Term Reinsurance Agreement No. P226-106 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

10.
YRT Agreement No. 5918-14 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

11.
YRT Agreement No. 5918-15 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(h)	Form of Participation Agreements – Filed with Post-Effective Amendment No. 8 on April 28, 2006 (File No. 333-84475) and hereby incorporated by reference.

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion. Opinion and Consent of James Bernstein, Esquire. Incorporated herein by reference to Post-Effective Amendment No. 21, filed on April 23, 2001, File No. 33-2625.

(l)	Actuarial Opinion. Not applicable.

(m)	Calculations. Not applicable.

(n)	Other Opinions
1.	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(o)	Omitted Financial Statements. Not applicable.

(p)	Initial Capital Agreements. Not applicable.

(q)
Redeemability Exemption.  Description of Nationwide Life Insurance Company of America's Issuance, Transfer and Redemption Procedures for Policies. Incorporated herein by reference to Post-Effective Amendment No. 20, filed on April 25, 2000, File No. 33-2625.

(99) Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor
Chairperson of the Board, Chief Executive Officer, and Director	W. G. Jurgensen
Vice Chairperson of the Board and Director	Mark R. Thresher
President and Director	Peter A. Golato
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President–Finance, Investments and Strategy, and Director	Robert A. Rosholt
Senior Vice President – Information Technology	Denise Sortino
Senior Vice President and Assistant Treasurer and Director	Timothy G. Frommeyer
Senior Vice President and Assistant Treasurer	Harry H. Hallowell
Senior Vice President–Chief Investment Officer	Gail G. Snyder
Senior Vice President and Treasurer	James D. Benson
Vice President and Assistant Secretary	Thomas E. Barnes
Director	John Laughlin Carter
Principal business address is One Nationwide Plaza, Columbus, OH 43215 unless otherwise noted.
*Principal business address is1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.
**Principal business address is 300 Continental Drive, Newark, DE 19713.

Item 28.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gates, McDonald & Company	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTNHP, LLC	Ohio		The company provides disability tax reporting services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.*	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Morely & Associates, Inc. (f.k.a. Gartmore Morley & Associates, Inc.)	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guarantee investment contracts for collective investment trusts and accounts.
Morley Financial Services, Inc. (f.k.a. Gartmore Morley Financial Services, Inc.)	Oregon		The company is a holding company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds.  This company is currently inactive.

Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as a holding company.
Nationwide Global Asset Management, Inc. (f.k.a. Gartmore Global Asset Management , Inc.)	Delaware		The company operates as a holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc.	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company is currently inactive.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc. (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company underwrites general property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial and residential property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The company is currently inactive.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH UK, Ltd.*	United Kingdom		The company is currently inactive.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Holdings Service Corporation	Texas		The company is currently inactive.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
Union Bond & Trust Company (f.k.a. Gartmore Trust Company)	Oregon		The company is an Oregon state bank with trust powers.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for holding insurance companies of Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 29.  Indemnification

The By-Laws of Nationwide Life Insurance Company of America provide as follows:

ARTICLE IX

INDEMNIFICATION OF DIRECTORS, OFFICERS AND OTHER PERSONS

Section 9.01.  Indemnification.  The Corporation shall indemnify any present, former or future Director, officer, employee or agent of the Corporation or any person who may serve or have served at its request as a Director, officer, employee, member, fiduciary, trustee, or agent of another corporation, partnership, joint venture, trust or other enterprise or association, to the extent provided in the Corporation's Articles of Incorporation.

Section 9.02.  Non-exclusivity and Supplementary Coverage.  The indemnification and advancement of expenses provided for in this Article IX and the Corporation's Articles of Incorporation shall not be deemed exclusive of any other rights to which those persons seeking indemnification and advancement of expenses may be entitled under any By-Law, agreement, vote of the shareholders or disinterested Directors or otherwise, both as to action in their official capacities and as to action in another capacity while holding that office, and shall continue as to a person who has ceased to be a Director, officer or employee and shall inure to the benefit of the heirs, executors, administrators and personal representatives of such a person; provided, however that indemnification pursuant to this Article IX and the Articles of Incorporation shall not be made in any case where the act or failure to act giving rise to the claim for indemnification is determined by a court to have constituted willful misconduct or recklessness. The Corporation may create a fund of any nature, which may, but need not be, under the control of a trustee, or otherwise secure or ensure in any manner its indemnification obligations.

Section 9.03.  Payment of Indemnification.  An indemnified Director, officer or employee shall be entitled to indemnification within thirty days after a determination that such Director, officer or employee is so entitled under any bylaw, agreement, vote of shareholders or disinterested directors or otherwise as permitted under Section 1746 of the Pennsylvania Business Corporation Law of 1988, as amended, or any successor provision.

Section 9.04.  Payment of Expenses.  Expenses incurred by a Director, officer or employee in defending any such action, suit or proceeding shall be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such person to repay such amount if it shall ultimately be determined that said Director, officer or employee is not entitled to be indemnified by the Corporation.  Advancement of expenses shall be authorized by the Board of Directors.

Section 9.05.  Proceedings Initiated by a Director, Officer and Other Persons.  Notwithstanding the provisions of Sections 9.01 and 9.02, the Corporation shall not indemnify a Director, officer or employee for any liability incurred in an action, suit or proceeding initiated (which shall not be deemed to include counterclaims or affirmative defenses) or participated in as an intervenor or amicus curiae by the person seeking indemnification unless such initiation of or participation in the action, suit or proceeding is authorized, either before or after its commencement, by the affirmative vote of a majority of Directors in office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriter

(a)	1717 Capital Management Company ("1717") is the principal underwriter and general distributor for the following separate investment accounts:

Nationwide Provident VA Separate Account 1	Nationwide Provident VLI Separate Account 1
Nationwide Provident VA Separate Account A	Nationwide Provident VLI Separate Account A
(b) Directors and Officers of 1717:

Senior Vice President	Denise M. Sortino**
Senior Vice President and Treasurer	James D. Benson
Vice President	Margaret J. Caucci**
Vice President	Douglas W. Foster**
Vice President	Florence Lathen-Harris*
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President and Assistant Treasurer	Carol L. Dove
Vice President and Chief Financial Officer	Jerry L. Greene
Associate Vice President	Charles R. Locher**
Associate Vice President and Secretary	Glenn W. Soden
Associate Vice President-Chief Compliance Officer-NSI/1717	Elaine F. Duffus**
Associate Vice President-Supply Management Services	Vaughn W. Hovey
Assistant Secretary	Michael A. Bazany*
Assistant Secretary	Katherine DePeri Gibson
Assistant Secretary	Robert L. Tuch
Assistant Treasurer	Timothy J. Dwyer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Daniel J. Murphy, Jr.
Assistant Treasurer	Terry C. Smetzer
Director	John Laughlin Carter
Director	Timothy G. Frommeyer
Director	Peter A. Golato
Director	Michael Hamilton
Director	William S. Jackson
Director	Michael A. Lex
Director	Keith I. Millner
Director	R. Dennis Noice

Principal business address is One Nationwide Plaza, Columbus, OH 43215 unless otherwise noted.
*Principal business address is 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.
**Principal business address is 300 Continental Drive, Newark, DE 19713.

 (c) Compensation From the Registrant.  The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
1717	N/A	None	N/A	N/A

Item 31.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by Nationwide Life Insurance Company of America at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

Item 32.  Management Services

All management contracts are discussed in Part A or Part B.

Item 33.  Fee Representation

Nationwide Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company of America.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Nationwide Provident VLI Separate Account 1 and Nationwide Life Insurance Company of America certify that they meet all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the City of Columbus and the State of Ohio, on the 30th day of April, 2007.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

Pursuant to the requirements of the Securities Act, the registration statement has been signed below by the following persons in the capacities indicated on this 30th  day of April, 2007.

W. G. JURGENSEN
W. G. Jurgensen Chairperson of the Board, Chief Executive Officer, and Director
MARK R. THRESHER
Mark R. Thresher Vice Chairperson of the Board and Director
PETER A. GOLATO
Peter A Golato President and Director
ROBERT A. ROSHOLT
Robert A. Rosholt Executive Vice President–Finance, Investments and Strategy, and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer Senior Vice President and Assistant Treasurer and Director
JOHN LAUGHLIN CARTER
John Laughlin Carter Director
By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact